UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1: Schedule of Investments

Vanguard Short-Term Bond Index Fund

Schedule of Investments
As of September 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.7%)
U.S. Government Securities (50.8%)
United States Treasury Inflation Indexed
Bonds	3.500%	1/15/11	11,400	14,687
United States Treasury Note/Bond	3.125%	11/30/09	10,880	10,933
United States Treasury Note/Bond	4.750%	2/15/10	4,075	4,144
United States Treasury Note/Bond	2.000%	2/28/10	4,425	4,457
United States Treasury Note/Bond	4.500%	5/15/10	23,120	23,727
United States Treasury Note/Bond	2.625%	5/31/10	27,325	27,748
United States Treasury Note/Bond	2.875%	6/30/10	11,800	12,023
United States Treasury Note/Bond	4.125%	8/15/10	46,855	48,378
United States Treasury Note/Bond	5.750%	8/15/10	5,920	6,195
United States Treasury Note/Bond	2.375%	8/31/10	118,965	121,084
United States Treasury Note/Bond	3.875%	9/15/10	16,100	16,628
United States Treasury Note/Bond	2.000%	9/30/10	54,775	55,605
United States Treasury Note/Bond	1.500%	10/31/10	94,980	96,019
United States Treasury Note/Bond	4.500%	11/15/10	27,265	28,483
United States Treasury Note/Bond	1.250%	11/30/10	207,175	208,924
United States Treasury Note/Bond	4.375%	12/15/10	166,550	174,305
United States Treasury Note/Bond	0.875%	12/31/10	166,860	167,537
United States Treasury Note/Bond	0.875%	1/31/11	130,870	131,422
United States Treasury Note/Bond	5.000%	2/15/11	7,070	7,495
United States Treasury Note/Bond	0.875%	2/28/11	251,350	252,293
United States Treasury Note/Bond	4.500%	2/28/11	128,300	135,296
United States Treasury Note/Bond	0.875%	3/31/11	40,275	40,414
United States Treasury Note/Bond	4.750%	3/31/11	95,675	101,520
United States Treasury Note/Bond	0.875%	4/30/11	121,250	121,591
United States Treasury Note/Bond	4.875%	4/30/11	133,885	142,672
United States Treasury Note/Bond	0.875%	5/31/11	21,395	21,449
United States Treasury Note/Bond	1.125%	6/30/11	138,750	139,552
United States Treasury Note/Bond	5.125%	6/30/11	167,480	180,068
United States Treasury Note/Bond	1.000%	7/31/11	55,450	55,615
United States Treasury Note/Bond	4.875%	7/31/11	39,025	41,885
United States Treasury Note/Bond	1.000%	8/31/11	26,879	26,925
United States Treasury Note/Bond	4.625%	8/31/11	73,975	79,211
United States Treasury Note/Bond	4.500%	9/30/11	170,175	182,114
United States Treasury Note/Bond	4.625%	10/31/11	90,150	96,883
United States Treasury Note/Bond	1.750%	11/15/11	42,375	43,017
United States Treasury Note/Bond	4.500%	11/30/11	67,750	72,747
United States Treasury Note/Bond	1.125%	12/15/11	54,800	54,860
United States Treasury Note/Bond	4.625%	12/31/11	7,155	7,715
United States Treasury Note/Bond	1.125%	1/15/12	120,320	120,320
United States Treasury Note/Bond	4.750%	1/31/12	29,190	31,630
United States Treasury Note/Bond	1.375%	2/15/12	72,300	72,696
United States Treasury Note/Bond	4.625%	2/29/12	50,805	55,020
United States Treasury Note/Bond	1.375%	3/15/12	9,600	9,650
United States Treasury Note/Bond	4.500%	3/31/12	132,385	143,162
United States Treasury Note/Bond	1.375%	4/15/12	20,525	20,621
United States Treasury Note/Bond	4.500%	4/30/12	71,560	77,542
United States Treasury Note/Bond	1.375%	5/15/12	129,175	129,619
United States Treasury Note/Bond	4.750%	5/31/12	116,840	127,520

United States Treasury Note/Bond	1.875%	6/15/12	90,750	92,182
United States Treasury Note/Bond	4.875%	6/30/12	111,070	121,847
United States Treasury Note/Bond	1.500%	7/15/12	25,000	25,129
United States Treasury Note/Bond	4.625%	7/31/12	116,340	127,047
United States Treasury Note/Bond	1.750%	8/15/12	233,545	235,990
United States Treasury Note/Bond	4.375%	8/15/12	27,430	29,787
United States Treasury Note/Bond	4.125%	8/31/12	36,625	39,503
United States Treasury Note/Bond	1.375%	9/15/12	226,050	225,662
United States Treasury Note/Bond	3.875%	10/31/12	103,855	111,498
United States Treasury Note/Bond	4.000%	11/15/12	4,700	5,068
United States Treasury Note/Bond	3.375%	11/30/12	9,100	9,639
United States Treasury Note/Bond	3.875%	2/15/13	3,375	3,628
United States Treasury Note/Bond	2.750%	2/28/13	7,775	8,074
United States Treasury Note/Bond	3.625%	5/15/13	13,005	13,877
United States Treasury Note/Bond	3.500%	5/31/13	141,435	150,364
United States Treasury Note/Bond	3.375%	6/30/13	26,575	28,136
United States Treasury Note/Bond	3.375%	7/31/13	600	636
United States Treasury Note/Bond	4.250%	8/15/13	51,525	56,195
United States Treasury Note/Bond	3.125%	8/31/13	105,330	110,400
United States Treasury Note/Bond	3.125%	9/30/13	216,375	226,755
United States Treasury Note/Bond	2.750%	10/31/13	94,425	97,465
United States Treasury Note/Bond	4.250%	11/15/13	41,055	44,840
United States Treasury Note/Bond	2.000%	11/30/13	120,365	120,553
United States Treasury Note/Bond	1.500%	12/31/13	66,825	65,457
United States Treasury Note/Bond	1.750%	1/31/14	108,795	107,452
United States Treasury Note/Bond	4.000%	2/15/14	1,700	1,839
United States Treasury Note/Bond	1.875%	2/28/14	171,335	169,863
United States Treasury Note/Bond	1.750%	3/31/14	127,915	125,897
United States Treasury Note/Bond	1.875%	4/30/14	28,800	28,462
United States Treasury Note/Bond	4.750%	5/15/14	79,225	88,323
United States Treasury Note/Bond	2.250%	5/31/14	244,135	244,899
United States Treasury Note/Bond	2.625%	6/30/14	167,135	170,138
United States Treasury Note/Bond	2.625%	7/31/14	128,735	130,887
United States Treasury Note/Bond	2.375%	8/31/14	91,425	91,782
United States Treasury Note/Bond	2.375%	9/30/14	126,075	126,410
				6,979,085
Agency Bonds and Notes (19.9%)
1 American Express Bank FSB	3.150%	12/9/11	8,325	8,655
1 Bank of America Corp.	2.100%	4/30/12	27,175	27,547
1 Bank of America Corp.	3.125%	6/15/12	28,375	29,546
1 Bank of America Corp.	2.375%	6/22/12	7,675	7,842
1 Bank of America NA	1.700%	12/23/10	7,500	7,599
1 Bank of the West/San Francisco CA	2.150%	3/27/12	4,050	4,110
1 Citibank NA	1.625%	3/30/11	3,550	3,590
1 Citibank NA	1.500%	7/12/11	4,400	4,435
1 Citibank NA	1.375%	8/10/11	6,000	6,027
1 Citibank NA	1.250%	9/22/11	1,875	1,877
1 Citibank NA	1.875%	5/7/12	7,050	7,098
1 Citigroup Funding Inc.	1.375%	5/5/11	10,500	10,572
1 Citigroup Funding Inc.	2.000%	3/30/12	3,550	3,592
1 Citigroup Funding Inc.	2.125%	7/12/12	5,925	6,002
1 Citigroup Funding Inc.	1.875%	10/22/12	2,812	2,819
1 Citigroup Funding Inc.	2.250%	12/10/12	3,000	3,038
1 Citigroup Inc.	2.875%	12/9/11	22,820	23,589
1 Citigroup Inc.	2.125%	4/30/12	36,525	37,048
2 Federal Farm Credit Bank	3.750%	12/6/10	24,200	25,151
2 Federal Farm Credit Bank	4.875%	2/18/11	7,000	7,397

2	Federal Farm Credit Bank	2.625%	4/21/11	6,750	6,940
2	Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,262
2	Federal Farm Credit Bank	3.875%	8/25/11	6,300	6,628
2	Federal Farm Credit Bank	2.000%	1/17/12	5,000	5,077
2	Federal Farm Credit Bank	2.250%	4/24/12	3,800	3,869
2	Federal Farm Credit Bank	2.125%	6/18/12	8,700	8,820
2	Federal Farm Credit Bank	4.500%	10/17/12	24,200	26,116
2	Federal Farm Credit Bank	3.875%	10/7/13	17,500	18,553
2	Federal Farm Credit Bank	2.625%	4/17/14	5,500	5,513
2	Federal Farm Credit Bank	3.000%	9/22/14	3,500	3,544
2	Federal Home Loan Banks	3.375%	10/20/10	44,650	45,996
2	Federal Home Loan Banks	4.750%	12/10/10	2,325	2,438
2	Federal Home Loan Banks	3.625%	12/17/10	27,200	28,208
2	Federal Home Loan Banks	3.250%	3/11/11	16,000	16,552
2	Federal Home Loan Banks	1.625%	3/16/11	45,300	45,880
2	Federal Home Loan Banks	1.375%	5/16/11	24,025	24,236
2	Federal Home Loan Banks	3.125%	6/10/11	900	932
2	Federal Home Loan Banks	3.375%	6/24/11	25,000	26,069
2	Federal Home Loan Banks	3.625%	7/1/11	10,300	10,784
2	Federal Home Loan Banks	1.625%	7/27/11	50,725	51,332
2	Federal Home Loan Banks	5.375%	8/19/11	37,350	40,405
2	Federal Home Loan Banks	3.750%	9/9/11	2,800	2,940
2	Federal Home Loan Banks	3.625%	9/16/11	5,575	5,854
2	Federal Home Loan Banks	4.875%	11/18/11	46,750	50,414
2	Federal Home Loan Banks	1.875%	6/20/12	17,500	17,672
2	Federal Home Loan Banks	1.750%	8/22/12	18,450	18,525
2	Federal Home Loan Banks	1.625%	9/26/12	21,000	20,970
[2,3] Federal Home Loan Banks		2.000%	10/5/12	42,720	42,761
2	Federal Home Loan Banks	4.500%	11/15/12	30,000	32,548
2	Federal Home Loan Banks	5.125%	8/14/13	24,575	27,261
2	Federal Home Loan Banks	4.000%	9/6/13	20,000	21,329
2	Federal Home Loan Banks	5.250%	9/13/13	5,425	6,018
2	Federal Home Loan Banks	4.500%	9/16/13	4,850	5,264
2	Federal Home Loan Banks	3.625%	10/18/13	48,675	51,350
2	Federal Home Loan Banks	4.875%	11/27/13	2,950	3,235
2	Federal Home Loan Banks	5.500%	8/13/14	20,000	22,646
2	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	2,000	2,093
2	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	19,200	19,729
2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	24,000	25,288
2	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	28,500	29,531
2	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	20,000	21,421
2	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	26,000	27,730
2	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	59,700	60,466
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	13,594
2	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	4,475	4,708
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	24,219
2	Federal Home Loan Mortgage Corp.	4.500%	11/15/11	9,000	9,614
2	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	13,000	14,052
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	93,575	95,289
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	42,000	42,239
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	30,000	33,283
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	30,500	30,905
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	36,300	39,465
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	22,850	24,517
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	55,400	60,334
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,075	15,107
2	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	30,000	30,207
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	15,000	16,322

2 Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	9,946
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,034
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	15,000	16,662
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	36,450	37,141
2 Federal National Mortgage Assn.	2.875%	10/12/10	8,500	8,705
2 Federal National Mortgage Assn.	6.625%	11/15/10	9,675	10,328
2 Federal National Mortgage Assn.	4.750%	12/15/10	10,750	11,286
2 Federal National Mortgage Assn.	4.500%	2/15/11	14,300	15,057
2 Federal National Mortgage Assn.	5.500%	3/15/11	45,000	48,109
2 Federal National Mortgage Assn.	1.750%	3/23/11	39,825	40,421
2 Federal National Mortgage Assn.	2.750%	4/11/11	8,950	9,216
2 Federal National Mortgage Assn.	5.125%	4/15/11	25,250	26,925
2 Federal National Mortgage Assn.	1.375%	4/28/11	55,550	56,048
2 Federal National Mortgage Assn.	6.000%	5/15/11	94,275	102,079
2 Federal National Mortgage Assn.	3.375%	5/19/11	20,000	20,824
2 Federal National Mortgage Assn.	3.625%	8/15/11	40,000	41,942
2 Federal National Mortgage Assn.	5.000%	10/15/11	25,000	26,966
2 Federal National Mortgage Assn.	1.875%	4/20/12	30,875	31,215
2 Federal National Mortgage Assn.	4.875%	5/18/12	42,200	45,877
2 Federal National Mortgage Assn.	5.250%	8/1/12	4,300	4,596
2 Federal National Mortgage Assn.	1.750%	8/10/12	36,000	36,176
2 Federal National Mortgage Assn.	4.750%	11/19/12	15,000	16,369
2 Federal National Mortgage Assn.	3.625%	2/12/13	39,825	42,113
2 Federal National Mortgage Assn.	4.750%	2/21/13	14,925	16,286
2 Federal National Mortgage Assn.	4.625%	5/1/13	10,550	11,115
2 Federal National Mortgage Assn.	3.875%	7/12/13	24,325	25,946
2 Federal National Mortgage Assn.	4.625%	10/15/13	15,000	16,399
2 Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,143
2 Federal National Mortgage Assn.	2.750%	3/13/14	27,175	27,564
2 Federal National Mortgage Assn.	4.125%	4/15/14	22,000	23,605
2 Federal National Mortgage Assn.	2.500%	5/15/14	32,550	32,608
2 Federal National Mortgage Assn.	3.000%	9/16/14	30,200	30,718
1 General Electric Capital Corp.	1.625%	1/7/11	14,625	14,739
1 General Electric Capital Corp.	1.800%	3/11/11	14,700	14,909
1 General Electric Capital Corp.	2.250%	3/12/12	8,450	8,598
1 General Electric Capital Corp.	2.200%	6/8/12	21,925	22,294
1 General Electric Capital Corp.	2.125%	12/21/12	3,200	3,233
1 General Electric Capital Corp.	2.625%	12/28/12	6,250	6,404
1 GMAC Inc.	2.200%	12/19/12	10,150	10,274
1 Goldman Sachs Group Inc.	1.700%	3/15/11	6,950	7,040
1 Goldman Sachs Group Inc.	1.625%	7/15/11	9,125	9,212
1 Goldman Sachs Group Inc.	3.250%	6/15/12	11,750	12,280
1 HSBC USA Inc.	3.125%	12/16/11	5,000	5,198
1 John Deere Capital Corp.	2.875%	6/19/12	4,000	4,134
1 JPMorgan Chase & Co.	1.650%	2/23/11	14,000	14,165
1 JPMorgan Chase & Co.	3.125%	12/1/11	26,925	28,019
1 JPMorgan Chase & Co.	2.200%	6/15/12	22,900	23,288
1 JPMorgan Chase & Co.	2.125%	12/26/12	6,250	6,330
1 Morgan Stanley	2.900%	12/1/10	11,500	11,771
1 Morgan Stanley	3.250%	12/1/11	11,850	12,337
1 Morgan Stanley	1.950%	6/20/12	12,475	12,559
1 PNC Funding Corp.	2.300%	6/22/12	8,025	8,183
Private Export Funding Corp.	3.050%	10/15/14	900	905
1 Regions Bank/Birmingham AL	2.750%	12/10/10	8,900	9,120
1 Regions Bank/Birmingham AL	3.250%	12/9/11	10,000	10,404
1 State Street Corp.	2.150%	4/30/12	5,150	5,231
1 US Bancorp	2.250%	3/13/12	4,500	4,583
1 Wells Fargo & Co.	3.000%	12/9/11	15,975	16,570

1 Wells Fargo & Co.	2.125%	6/15/12	9,475	9,622
				2,739,409
Total U.S. Government and Agency Obligations (Cost $9,558,778)				9,718,494
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
4 BA Covered Bond Issuer	5.500%	6/14/12	6,800	7,176
3 Countrywide Home Loan Mortgage Pass
Through Trust	4.101%	5/25/33	285	234
3 Salomon Brothers Mortgage Securities VII Inc.	3.812%	9/25/33	1,570	1,398
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,676)				8,808
Corporate Bonds (22.1%)
Finance (9.5%)
Banking (6.3%)
American Express Bank FSB	5.550%	10/17/12	13,150	13,889
American Express Bank FSB	5.500%	4/16/13	2,000	2,099
American Express Centurion Bank	5.200%	11/26/10	2,150	2,232
American Express Centurion Bank	5.550%	10/17/12	550	584
American Express Credit Corp.	5.875%	5/2/13	7,750	8,232
American Express Credit Corp.	7.300%	8/20/13	5,475	6,099
American Express Credit Corp.	5.125%	8/25/14	5,500	5,713
4 American Express Travel Related Services
Co. Inc.	5.250%	11/21/11	2,325	2,412
Amsouth Bank/Birmingham AL	4.850%	4/1/13	1,500	1,347
Banco Bradesco SA/Cayman Islands	8.750%	10/24/13	1,500	1,781
Bank of America Corp.	4.250%	10/1/10	10,500	10,777
Bank of America Corp.	4.375%	12/1/10	3,075	3,163
Bank of America Corp.	5.375%	8/15/11	3,875	4,087
Bank of America Corp.	5.375%	9/11/12	6,175	6,517
Bank of America Corp.	4.875%	9/15/12	6,550	6,804
Bank of America Corp.	4.875%	1/15/13	1,500	1,549
Bank of America Corp.	4.900%	5/1/13	5,300	5,463
Bank of America Corp.	7.375%	5/15/14	11,300	12,614
Bank of America Corp.	5.375%	6/15/14	3,425	3,565
Bank of America Corp.	5.125%	11/15/14	1,350	1,381
Bank of New York Mellon Corp.	4.950%	1/14/11	2,825	2,943
Bank of New York Mellon Corp.	6.375%	4/1/12	1,000	1,094
Bank of New York Mellon Corp.	4.950%	11/1/12	8,575	9,294
Bank of New York Mellon Corp.	4.500%	4/1/13	2,200	2,314
Bank of New York Mellon Corp.	5.125%	8/27/13	400	437
Bank of New York Mellon Corp.	4.300%	5/15/14	4,225	4,462
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
NY	7.400%	6/15/11	3,825	4,173
Bank One Corp.	5.900%	11/15/11	1,500	1,605
Banque Paribas/New York	6.950%	7/22/13	775	857
Barclays Bank PLC	5.450%	9/12/12	5,375	5,764
Barclays Bank PLC	5.200%	7/10/14	8,825	9,299
BB&T Corp.	6.500%	8/1/11	4,050	4,317
BB&T Corp.	3.850%	7/27/12	2,825	2,914
BB&T Corp.	4.750%	10/1/12	1,500	1,568
BB&T Corp.	3.375%	9/25/13	3,275	3,289
BB&T Corp.	5.700%	4/30/14	1,700	1,841
Bear Stearns Cos. LLC	4.500%	10/28/10	9,000	9,324
Bear Stearns Cos. LLC	5.350%	2/1/12	5,375	5,730
Bear Stearns Cos. LLC	6.950%	8/10/12	1,500	1,678
Capital One Financial Corp.	5.700%	9/15/11	5,750	6,023
Capital One Financial Corp.	4.800%	2/21/12	50	50
Capital One Financial Corp.	7.375%	5/23/14	7,325	8,196

Charter One Bank NA	5.500%	4/26/11	3,550	3,679
Citigroup Inc.	6.500%	1/18/11	6,400	6,684
Citigroup Inc.	5.125%	2/14/11	6,150	6,322
Citigroup Inc.	5.100%	9/29/11	10,925	11,287
Citigroup Inc.	6.000%	2/21/12	3,900	4,095
Citigroup Inc.	5.250%	2/27/12	8,800	9,114
Citigroup Inc.	5.625%	8/27/12	3,500	3,593
Citigroup Inc.	5.300%	10/17/12	7,050	7,290
Citigroup Inc.	5.500%	4/11/13	28,000	28,675
Citigroup Inc.	6.500%	8/19/13	7,700	8,099
Citigroup Inc.	5.125%	5/5/14	2,525	2,517
Citigroup Inc.	6.375%	8/12/14	3,925	4,071
Citigroup Inc.	5.000%	9/15/14	14,275	13,619
Citigroup Inc.	5.500%	10/15/14	2,025	2,026
Countrywide Financial Corp.	5.800%	6/7/12	3,850	4,033
Countrywide Home Loans Inc.	4.000%	3/22/11	1,925	1,956
Credit Suisse USA Inc.	4.125%	1/15/10	2,025	2,046
Credit Suisse USA Inc.	5.250%	3/2/11	4,150	4,380
Credit Suisse USA Inc.	6.125%	11/15/11	8,400	9,118
Credit Suisse USA Inc.	6.500%	1/15/12	14,575	15,888
Credit Suisse USA Inc.	5.500%	8/15/13	1,700	1,838
Credit Suisse/New York NY	5.000%	5/15/13	9,575	10,149
Credit Suisse/New York NY	5.500%	5/1/14	16,450	17,763
Deutsche Bank AG/London	5.375%	10/12/12	19,650	21,257
Deutsche Bank AG/London	4.875%	5/20/13	5,175	5,520
FIA Card Services NA	6.625%	6/15/12	1,000	1,067
Fifth Third Bancorp	6.250%	5/1/13	1,150	1,189
Golden West Financial Corp.	4.750%	10/1/12	4,425	4,596
3 Goldman Sachs Capital II	5.793%	12/29/49	6,250	4,502
Goldman Sachs Group Inc.	4.500%	6/15/10	5,915	6,067
Goldman Sachs Group Inc.	6.875%	1/15/11	2,800	2,981
Goldman Sachs Group Inc.	6.600%	1/15/12	24,000	26,187
Goldman Sachs Group Inc.	5.300%	2/14/12	3,725	3,962
Goldman Sachs Group Inc.	5.700%	9/1/12	3,250	3,509
Goldman Sachs Group Inc.	5.450%	11/1/12	3,050	3,279
Goldman Sachs Group Inc.	5.250%	4/1/13	2,150	2,292
Goldman Sachs Group Inc.	4.750%	7/15/13	10,750	11,279
Goldman Sachs Group Inc.	5.250%	10/15/13	4,825	5,095
Goldman Sachs Group Inc.	6.000%	5/1/14	17,600	19,141
HSBC Bank USA NA/New York NY	4.625%	4/1/14	1,125	1,168
HSBC Holdings PLC	5.250%	12/12/12	6,500	6,883
4 ICICI Bank Ltd./Bahrain	6.625%	10/3/12	4,775	4,859
JPMorgan Chase & Co.	6.750%	2/1/11	8,850	9,431
JPMorgan Chase & Co.	5.600%	6/1/11	9,300	9,880
JPMorgan Chase & Co.	4.850%	6/16/11	2,925	3,076
JPMorgan Chase & Co.	6.625%	3/15/12	3,725	4,080
JPMorgan Chase & Co.	5.375%	10/1/12	32,225	34,900
JPMorgan Chase & Co.	5.750%	1/2/13	1,900	2,025
JPMorgan Chase & Co.	4.750%	5/1/13	5,325	5,597
JPMorgan Chase & Co.	4.650%	6/1/14	5,000	5,243
JPMorgan Chase & Co.	5.250%	5/1/15	2,000	2,094
KeyBank NA	7.000%	2/1/11	975	1,026
KeyBank NA	5.500%	9/17/12	1,025	1,068
KeyBank NA	5.800%	7/1/14	3,000	2,946
KeyCorp	6.500%	5/14/13	2,975	3,098
M&I Marshall & Ilsley Bank	6.375%	9/1/11	1,500	1,386
M&I Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,674
M&T Bank Corp.	5.375%	5/24/12	300	314

	MBNA Corp.	7.500%	3/15/12	2,400	2,617
	MBNA Corp.	6.125%	3/1/13	675	712
3	Mellon Capital IV	6.244%	6/29/49	1,750	1,339
	Mellon Funding Corp.	6.375%	2/15/10	1,000	1,021
	Merrill Lynch & Co. Inc.	4.500%	11/4/10	3,500	3,578
	Merrill Lynch & Co. Inc.	5.770%	7/25/11	850	894
	Merrill Lynch & Co. Inc.	6.050%	8/15/12	10,675	11,380
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	4,225	4,392
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	6,050	6,412
	Merrill Lynch & Co. Inc.	5.450%	7/15/14	3,950	4,068
	Morgan Stanley	5.050%	1/21/11	1,350	1,396
	Morgan Stanley	6.750%	4/15/11	8,150	8,675
	Morgan Stanley	5.625%	1/9/12	7,875	8,348
	Morgan Stanley	6.600%	4/1/12	6,415	6,984
	Morgan Stanley	5.750%	8/31/12	5,800	6,221
	Morgan Stanley	5.250%	11/2/12	12,875	13,651
	Morgan Stanley	5.300%	3/1/13	7,100	7,461
	Morgan Stanley	4.750%	4/1/14	7,650	7,638
	Morgan Stanley	6.000%	5/13/14	11,975	12,770
	National City Bank/Cleveland OH	6.250%	3/15/11	1,500	1,568
	National City Bank/Cleveland OH	4.625%	5/1/13	2,275	2,324
3	National City Preferred Capital Trust I	12.000%	12/31/49	2,825	3,178
4	Nationwide Building Society	5.500%	7/18/12	2,700	2,831
	North Fork Bancorporation Inc.	5.875%	8/15/12	600	613
	Northern Trust Corp.	5.500%	8/15/13	1,875	2,056
	Northern Trust Corp.	4.625%	5/1/14	2,200	2,367
	PNC Funding Corp.	7.500%	11/1/09	1,875	1,884
	PNC Funding Corp.	5.125%	12/14/10	2,950	3,063
	Regions Financial Corp./Old	6.375%	5/15/12	5,100	4,686
	Royal Bank of Canada	4.125%	1/26/10	2,400	2,427
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,500	1,501
4	Royal Bank of Scotland PLC	4.875%	8/25/14	4,000	4,058
	Santander Central Hispano Issuances Ltd.	7.625%	11/3/09	5,000	5,024
	Southtrust Corp.	5.800%	6/15/14	1,350	1,415
	Sovereign Bank	5.125%	3/15/13	1,600	1,603
3	State Street Capital Trust III	8.250%	3/15/42	2,500	2,450
	State Street Corp.	4.300%	5/30/14	1,000	1,045
	Sumitomo Mitsui Banking Corp./New York	8.000%	6/15/12	3,300	3,712
	SunTrust Bank/Atlanta GA	6.375%	4/1/11	1,125	1,168
	SunTrust Banks Inc.	5.250%	11/5/12	2,750	2,843
	UFJ Finance Aruba AEC	6.750%	7/15/13	5,550	5,927
[3,4] Unicredit Luxembourg Finance SA		5.584%	1/13/17	500	433
	Union Planters Corp.	4.375%	12/1/10	500	497
	US Bancorp	4.200%	5/15/14	600	628
	US Bank NA/Cincinnati OH	6.375%	8/1/11	8,700	9,438
	US Bank NA/Cincinnati OH	6.300%	2/4/14	1,850	2,070
3	USB Capital IX	6.189%	4/15/49	5,550	4,190
	Wachovia Bank NA	7.800%	8/18/10	2,000	2,112
3	Wachovia Capital Trust III	5.800%	3/15/11	5,950	4,046
	Wachovia Corp.	5.300%	10/15/11	6,975	7,393
	Wachovia Corp.	5.500%	5/1/13	9,330	10,007
	Wells Fargo & Co.	4.200%	1/15/10	7,700	7,780
	Wells Fargo & Co.	4.875%	1/12/11	3,800	3,954
	Wells Fargo & Co.	6.375%	8/1/11	1,500	1,607
	Wells Fargo & Co.	5.300%	8/26/11	7,450	7,896
	Wells Fargo & Co.	5.250%	10/23/12	20,225	21,586
	Wells Fargo & Co.	4.375%	1/31/13	13,500	13,995
	Wells Fargo & Co.	4.950%	10/16/13	4,975	5,208

Wells Fargo Bank NA	4.750%	2/9/15	2,375	2,407
3 Wells Fargo Capital XIII	7.700%	12/29/49	8,325	7,326
3 Wells Fargo Capital XV	9.750%	12/29/49	4,125	4,290

Brokerage (0.0%)
Ameriprise Financial Inc.	5.350%	11/15/10	78	81
Charles Schwab Corp.	4.950%	6/1/14	3,600	3,848
Invesco Ltd.	5.375%	2/27/13	975	957

Finance Companies (1.6%)
Block Financial LLC	7.875%	1/15/13	800	884
GATX Corp.	4.750%	10/1/12	800	807
GATX Corp.	8.750%	5/15/14	1,000	1,128
General Electric Capital Corp.	4.250%	9/13/10	4,125	4,258
General Electric Capital Corp.	4.875%	10/21/10	2,525	2,626
General Electric Capital Corp.	5.000%	12/1/10	2,275	2,372
General Electric Capital Corp.	5.200%	2/1/11	1,225	1,284
General Electric Capital Corp.	6.125%	2/22/11	21,875	23,202
General Electric Capital Corp.	5.500%	4/28/11	775	820
General Electric Capital Corp.	5.000%	11/15/11	4,650	4,921
General Electric Capital Corp.	5.875%	2/15/12	6,060	6,472
General Electric Capital Corp.	4.375%	3/3/12	2,325	2,406
General Electric Capital Corp.	6.000%	6/15/12	15,575	16,743
General Electric Capital Corp.	3.500%	8/13/12	11,125	11,283
General Electric Capital Corp.	5.250%	10/19/12	18,750	19,839
General Electric Capital Corp.	5.450%	1/15/13	6,975	7,398
General Electric Capital Corp.	4.800%	5/1/13	16,000	16,320
General Electric Capital Corp.	5.900%	5/13/14	4,625	4,983
General Electric Capital Corp.	5.500%	6/4/14	4,525	4,863
General Electric Capital Corp.	5.650%	6/9/14	4,500	4,796
HSBC Finance Corp.	4.125%	11/16/09	7,575	7,600
HSBC Finance Corp.	5.250%	1/14/11	5,425	5,596
HSBC Finance Corp.	5.700%	6/1/11	13,150	13,728
HSBC Finance Corp.	6.375%	10/15/11	800	847
HSBC Finance Corp.	7.000%	5/15/12	4,400	4,761
HSBC Finance Corp.	5.900%	6/19/12	1,375	1,449
HSBC Finance Corp.	6.375%	11/27/12	3,650	3,934
HSBC Finance Corp.	4.750%	7/15/13	4,675	4,806
International Lease Finance Corp.	5.125%	11/1/10	2,100	1,974
International Lease Finance Corp.	4.950%	2/1/11	2,300	2,122
International Lease Finance Corp.	5.450%	3/24/11	975	902
International Lease Finance Corp.	5.750%	6/15/11	8,375	7,579
International Lease Finance Corp.	5.300%	5/1/12	5,375	4,300
International Lease Finance Corp.	5.000%	9/15/12	4,665	3,732
International Lease Finance Corp.	6.375%	3/25/13	4,075	3,280
International Lease Finance Corp.	5.625%	9/20/13	3,900	3,081
International Lease Finance Corp.	5.650%	6/1/14	3,150	2,496
SLM Corp.	5.400%	10/25/11	3,700	3,427
SLM Corp.	5.125%	8/27/12	2,500	2,121
SLM Corp.	5.375%	1/15/13	2,400	2,001
SLM Corp.	5.000%	10/1/13	4,350	3,432
SLM Corp.	5.375%	5/15/14	1,850	1,426

Insurance (1.1%)
ACE INA Holdings Inc.	5.875%	6/15/14	1,100	1,209
AEGON NV	4.750%	6/1/13	2,500	2,507
Aetna Inc.	7.875%	3/1/11	1,675	1,785
Aetna Inc.	5.750%	6/15/11	1,575	1,663

Allstate Corp.	6.125%	2/15/12	1,450	1,571
Allstate Life Global Funding Trusts	5.375%	4/30/13	10,975	11,682
American International Group Inc.	4.700%	10/1/10	2,100	2,061
American International Group Inc.	5.375%	10/18/11	800	744
American International Group Inc.	4.950%	3/20/12	1,475	1,328
American International Group Inc.	4.250%	5/15/13	3,600	2,988
Assurant Inc.	5.625%	2/15/14	925	928
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,850	1,918
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	7,750	8,154
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	4,850	5,170
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	4,875	5,289
Chubb Corp.	5.200%	4/1/13	3,000	3,209
CNA Financial Corp.	6.000%	8/15/11	3,450	3,468
Commerce Group Inc.	5.950%	12/9/13	900	850
Coventry Health Care Inc.	6.300%	8/15/14	1,000	983
Genworth Financial Inc.	5.650%	6/15/12	2,500	2,437
Genworth Financial Inc.	5.750%	6/15/14	3,325	3,026
Genworth Global Funding Trusts	5.125%	3/15/11	1,600	1,602
Hartford Financial Services Group Inc.	5.250%	10/15/11	4,200	4,268
ING USA Global Funding Trust	4.500%	10/1/10	3,600	3,696
Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,387
4 Liberty Mutual Group Inc.	4.875%	2/1/10	2,500	2,473
Lincoln National Corp.	6.200%	12/15/11	1,550	1,627
Lincoln National Corp.	5.650%	8/27/12	225	234
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	50	51
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	2,175	2,313
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1,500	1,550
MetLife Inc.	5.375%	12/15/12	2,850	3,012
MetLife Inc.	5.000%	11/24/13	2,050	2,172
4 Metropolitan Life Global Funding I	2.875%	9/17/12	2,575	2,581
OneBeacon US Holdings Inc.	5.875%	5/15/13	1,825	1,745
Principal Financial Group Inc.	7.875%	5/15/14	2,600	2,866
Principal Life Income Funding Trusts	5.125%	3/1/11	1,300	1,353
Principal Life Income Funding Trusts	5.300%	12/14/12	1,900	2,018
Principal Life Income Funding Trusts	5.300%	4/24/13	2,350	2,424
Progressive Corp.	6.375%	1/15/12	850	886
Protective Life Secured Trusts	4.850%	8/16/10	2,075	2,130
Protective Life Secured Trusts	5.450%	9/28/12	1,290	1,347
Prudential Financial Inc.	5.100%	12/14/11	1,200	1,254
Prudential Financial Inc.	5.800%	6/15/12	1,700	1,803
Prudential Financial Inc.	3.625%	9/17/12	300	301
Prudential Financial Inc.	5.150%	1/15/13	9,050	9,370
Prudential Financial Inc.	4.500%	7/15/13	450	456
Prudential Financial Inc.	4.750%	4/1/14	1,475	1,479
Prudential Financial Inc.	5.100%	9/20/14	1,325	1,334
Travelers Cos. Inc.	5.375%	6/15/12	700	748
Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,638
UnitedHealth Group Inc.	5.250%	3/15/11	4,525	4,724
UnitedHealth Group Inc.	5.500%	11/15/12	5,000	5,311
UnitedHealth Group Inc.	4.875%	2/15/13	1,625	1,687
UnitedHealth Group Inc.	4.875%	4/1/13	1,625	1,687
UnitedHealth Group Inc.	5.000%	8/15/14	1,000	1,043
WellPoint Health Networks Inc.	6.375%	1/15/12	1,650	1,771
WellPoint Inc.	5.000%	1/15/11	1,950	2,021
WellPoint Inc.	6.800%	8/1/12	1,150	1,255
WellPoint Inc.	6.000%	2/15/14	1,700	1,835
XL Capital Finance Europe PLC	6.500%	1/15/12	2,575	2,644

XL Capital Ltd.	5.250%	9/15/14	1,400	1,369

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	2,400	2,581
CME Group Inc.	5.750%	2/15/14	2,000	2,198
Orix Corp.	5.480%	11/22/11	2,650	2,576

Real Estate Investment Trusts (0.4%)
AMB Property LP	6.300%	6/1/13	475	465
AvalonBay Communities Inc.	5.500%	1/15/12	2,000	2,055
Boston Properties LP	6.250%	1/15/13	5,600	5,879
Brandywine Operating Partnership LP	5.750%	4/1/12	765	767
Duke Realty LP	6.250%	5/15/13	1,500	1,501
ERP Operating LP	6.625%	3/15/12	1,350	1,447
ERP Operating LP	5.500%	10/1/12	2,000	2,094
ERP Operating LP	5.200%	4/1/13	1,000	1,024
ERP Operating LP	5.250%	9/15/14	1,350	1,392
HCP Inc.	5.950%	9/15/11	625	647
HCP Inc.	6.450%	6/25/12	750	777
HCP Inc.	5.650%	12/15/13	2,250	2,226
Health Care REIT Inc.	6.000%	11/15/13	2,775	2,806
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,316
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,799
Nationwide Health Properties Inc.	6.250%	2/1/13	1,850	1,867
ProLogis	7.625%	8/15/14	1,400	1,436
Regency Centers LP	6.750%	1/15/12	2,300	2,339
Simon Property Group LP	4.875%	8/15/10	3,850	3,940
Simon Property Group LP	5.600%	9/1/11	1,250	1,305
Simon Property Group LP	5.000%	3/1/12	5,900	6,057
Simon Property Group LP	5.300%	5/30/13	2,925	2,984
Simon Property Group LP	6.750%	5/15/14	500	536

Simon Property Group LP	5.625%	8/15/14	2,350	2,439
				1,306,329
Industrial (11.0%)
Basic Industry (0.8%)
Airgas Inc.	4.500%	9/15/14	1,525	1,545
Alcoa Inc.	6.000%	1/15/12	4,275	4,458
Alcoa Inc.	5.375%	1/15/13	650	667
Alcoa Inc.	6.000%	7/15/13	3,725	3,890
ArcelorMittal	5.375%	6/1/13	5,050	5,211
ArcelorMittal USA Inc.	6.500%	4/15/14	2,500	2,608
Barrick Gold Financeco LLC	6.125%	9/15/13	5,450	6,060
BHP Billiton Finance USA Ltd.	5.000%	12/15/10	1,000	1,044
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	475	509
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,204
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	13,625	15,009
Dow Chemical Co.	6.125%	2/1/11	2,725	2,851
Dow Chemical Co.	4.850%	8/15/12	1,675	1,749
Dow Chemical Co.	6.000%	10/1/12	3,000	3,206
Dow Chemical Co.	7.600%	5/15/14	5,975	6,554
EI Du Pont de Nemours & Co.	5.000%	1/15/13	6,800	7,330
EI Du Pont de Nemours & Co.	5.000%	7/15/13	4,100	4,443
ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,649
International Paper Co.	7.400%	6/15/14	3,000	3,287
Lubrizol Corp.	5.500%	10/1/14	1,850	1,973
Monsanto Co.	7.375%	8/15/12	1,200	1,385

Nucor Corp.	5.000%	12/1/12	925	1,001
Nucor Corp.	5.000%	6/1/13	1,200	1,280
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	3,325	3,633
PPG Industries Inc.	5.750%	3/15/13	1,875	1,976
Praxair Inc.	6.375%	4/1/12	1,250	1,390
Praxair Inc.	3.950%	6/1/13	825	871
Praxair Inc.	4.375%	3/31/14	1,125	1,206
Rio Tinto Alcan Inc.	6.450%	3/15/11	3,150	3,288
Rio Tinto Alcan Inc.	4.500%	5/15/13	775	786
Rio Tinto Alcan Inc.	5.200%	1/15/14	1,500	1,556
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	5,450	5,840
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	6,950	8,168
WMC Finance USA Ltd.	5.125%	5/15/13	1,600	1,715
Xstrata Canada Corp.	7.350%	6/5/12	1,000	1,078
Xstrata Canada Corp.	7.250%	7/15/12	1,500	1,617

Capital Goods (1.2%)
3M Co.	5.125%	11/6/09	575	577
3M Co.	4.500%	11/1/11	3,000	3,206
3M Co.	4.375%	8/15/13	2,000	2,160
Allied Waste North America Inc.	7.875%	4/15/13	3,500	3,605
Allied Waste North America Inc.	7.375%	4/15/14	1,125	1,167
Bemis Co. Inc.	4.875%	4/1/12	1,600	1,657
Bemis Co. Inc.	5.650%	8/1/14	2,875	3,067
Black & Decker Corp.	7.125%	6/1/11	1,000	1,052
Boeing Capital Corp.	6.100%	3/1/11	4,850	5,157
Boeing Capital Corp.	6.500%	2/15/12	4,700	5,182
Boeing Capital Corp.	5.800%	1/15/13	750	821
Caterpillar Financial Services Corp.	4.300%	6/1/10	2,675	2,732
Caterpillar Financial Services Corp.	4.250%	2/8/13	700	728
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,603
Caterpillar Financial Services Corp.	6.125%	2/17/14	15,900	17,549
Cooper US Inc.	5.250%	11/15/12	1,400	1,515
CRH America Inc.	5.625%	9/30/11	2,500	2,610
CRH America Inc.	6.950%	3/15/12	2,000	2,130
CRH America Inc.	5.300%	10/15/13	2,075	2,132
Eaton Corp.	4.900%	5/15/13	2,050	2,175
Emerson Electric Co.	7.125%	8/15/10	500	528
Emerson Electric Co.	4.625%	10/15/12	3,200	3,467
General Dynamics Corp.	4.250%	5/15/13	3,800	4,047
General Dynamics Corp.	5.250%	2/1/14	2,775	3,031
General Electric Co.	5.000%	2/1/13	18,500	19,596
Honeywell International Inc.	6.125%	11/1/11	2,000	2,190
Honeywell International Inc.	5.625%	8/1/12	775	854
Honeywell International Inc.	4.250%	3/1/13	2,050	2,156
Honeywell International Inc.	3.875%	2/15/14	1,200	1,247
Illinois Tool Works Inc.	5.150%	4/1/14	2,150	2,328
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,800	1,934
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	7,933
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,421
John Deere Capital Corp.	7.000%	3/15/12	19,650	21,919
John Deere Capital Corp.	5.250%	10/1/12	575	622
John Deere Capital Corp.	4.950%	12/17/12	2,300	2,474
Lafarge SA	6.150%	7/15/11	3,175	3,304
Lockheed Martin Corp.	4.121%	3/14/13	2,000	2,096
Northrop Grumman Systems Corp.	7.125%	2/15/11	4,250	4,567
Raytheon Co.	4.850%	1/15/11	2,000	2,084
Republic Services Inc.	6.750%	8/15/11	1,000	1,054

Roper Industries Inc.	6.625%	8/15/13	1,650	1,780
Textron Inc.	6.500%	6/1/12	2,700	2,758
Tyco International Finance SA	6.750%	2/15/11	1,950	2,055
Tyco International Finance SA	6.375%	10/15/11	2,000	2,154
Tyco International Finance SA	4.125%	10/15/14	2,875	2,865
United Technologies Corp.	7.125%	11/15/10	2,000	2,133
United Technologies Corp.	6.350%	3/1/11	1,225	1,312
United Technologies Corp.	6.100%	5/15/12	1,000	1,108
Vulcan Materials Co.	6.300%	6/15/13	1,250	1,343
Waste Management Inc.	5.000%	3/15/14	625	654

Communication (2.7%)
AT&T Corp.	7.300%	11/15/11	8,925	9,926
AT&T Inc.	5.300%	11/15/10	2,400	2,510
AT&T Inc.	6.250%	3/15/11	12,075	12,886
AT&T Inc.	5.875%	2/1/12	4,725	5,152
AT&T Inc.	5.875%	8/15/12	1,825	2,019
AT&T Inc.	4.950%	1/15/13	6,475	6,913
AT&T Inc.	6.700%	11/15/13	2,225	2,524
AT&T Inc.	4.850%	2/15/14	1,025	1,089
AT&T Inc.	5.100%	9/15/14	13,800	14,898
AT&T Mobility LLC	6.500%	12/15/11	1,000	1,102
BellSouth Corp.	5.200%	9/15/14	200	218
British Telecommunications PLC	9.125%	12/15/10	9,125	9,800
British Telecommunications PLC	5.150%	1/15/13	2,000	2,083
CBS Corp.	6.625%	5/15/11	2,000	2,089
CBS Corp.	5.625%	8/15/12	2,225	2,315
CBS Corp.	8.200%	5/15/14	3,500	3,819
4 Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	6,875	7,099
4 Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	2,000	2,141
4 Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	5,675	6,536
4 Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	15,900	17,170
CenturyTel Inc.	7.875%	8/15/12	3,500	3,909
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	2,115	2,459
Comcast Cable Communications LLC	6.750%	1/30/11	14,675	15,620
Comcast Corp.	5.500%	3/15/11	5,275	5,549
COX Communications Inc.	4.625%	1/15/10	2,850	2,874
COX Communications Inc.	6.750%	3/15/11	1,625	1,728
COX Communications Inc.	7.125%	10/1/12	4,000	4,463
Deutsche Telekom International Finance BV	5.250%	7/22/13	4,015	4,255
Deutsche Telekom International Finance BV	5.875%	8/20/13	3,025	3,290
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,100	1,156
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	8.375%	3/15/13	3,075	3,161
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	250	251
Embarq Corp.	6.738%	6/1/13	3,000	3,256
France Telecom SA	7.750%	3/1/11	12,125	13,130
France Telecom SA	4.375%	7/8/14	2,075	2,178
McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,475	2,625
New Cingular Wireless Services Inc.	7.875%	3/1/11	12,250	13,303
New Cingular Wireless Services Inc.	8.125%	5/1/12	3,900	4,451
News America Holdings Inc.	9.250%	2/1/13	2,825	3,296

Qwest Corp.	7.875%	9/1/11	2,375	2,443
Qwest Corp.	8.875%	3/15/12	6,375	6,678
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,900	4,446
Rogers Communications Inc.	7.250%	12/15/12	3,500	3,924
Rogers Communications Inc.	6.375%	3/1/14	3,000	3,314
Rogers Communications Inc.	5.500%	3/15/14	2,150	2,295
RR Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,450
Telecom Italia Capital SA	4.000%	1/15/10	2,600	2,618
Telecom Italia Capital SA	4.875%	10/1/10	1,000	1,028
Telecom Italia Capital SA	6.200%	7/18/11	700	743
Telecom Italia Capital SA	5.250%	11/15/13	6,675	7,024
Telecom Italia Capital SA	6.175%	6/18/14	2,950	3,197
Telecom Italia Capital SA	4.950%	9/30/14	4,250	4,413
Telefonica Emisiones SAU	5.984%	6/20/11	6,200	6,606
Telefonica Emisiones SAU	5.855%	2/4/13	3,000	3,265
Telus Corp.	8.000%	6/1/11	5,000	5,439
Thomson Reuters Corp.	6.200%	1/5/12	1,500	1,638
Thomson Reuters Corp.	5.950%	7/15/13	3,925	4,305
Time Warner Cable Inc.	5.400%	7/2/12	7,300	7,795
Time Warner Cable Inc.	6.200%	7/1/13	4,250	4,629
Time Warner Cable Inc.	7.500%	4/1/14	6,800	7,812
Time Warner Entertainment Co. LP	8.875%	10/1/12	1,000	1,163
Verizon Communications Inc.	5.350%	2/15/11	3,800	4,006
Verizon Communications Inc.	4.350%	2/15/13	6,025	6,337
Verizon Communications Inc.	5.250%	4/15/13	13,900	15,041
Verizon Florida LLC	6.125%	1/15/13	1,500	1,600
Verizon Global Funding Corp.	7.250%	12/1/10	800	851
Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,781
Verizon Global Funding Corp.	7.375%	9/1/12	4,450	5,071
Verizon Global Funding Corp.	4.375%	6/1/13	250	261
Verizon New England Inc.	6.500%	9/15/11	2,500	2,692
Verizon New Jersey Inc.	5.875%	1/17/12	3,700	3,986
Verizon New York Inc.	6.875%	4/1/12	2,000	2,198
Verizon Pennsylvania Inc.	5.650%	11/15/11	2,000	2,136
Verizon Virginia Inc.	4.625%	3/15/13	3,600	3,739
Vodafone Group PLC	5.350%	2/27/12	9,025	9,657
Vodafone Group PLC	4.150%	6/10/14	6,400	6,567
WPP Finance UK	5.875%	6/15/14	3,475	3,570
WPP Finance UK	8.000%	9/15/14	2,475	2,715

Consumer Cyclical (1.2%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,174
Best Buy Co. Inc.	6.750%	7/15/13	3,350	3,578
Costco Wholesale Corp.	5.300%	3/15/12	4,000	4,340
CVS Caremark Corp.	5.750%	8/15/11	1,800	1,932
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,778
3 CVS Caremark Corp.	6.302%	6/1/37	2,500	2,121
Daimler Finance North America LLC	5.875%	3/15/11	6,350	6,586
Daimler Finance North America LLC	5.750%	9/8/11	10,925	11,447
Daimler Finance North America LLC	7.300%	1/15/12	3,475	3,745
Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,210
Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,370
Home Depot Inc.	5.200%	3/1/11	1,325	1,385
Home Depot Inc.	5.250%	12/16/13	3,125	3,332
^ Johnson Controls Inc.	5.250%	1/15/11	1,975	2,037
Johnson Controls Inc.	4.875%	9/15/13	1,000	1,019
Lowe's Cos. Inc.	5.600%	9/15/12	3,200	3,517
Marriott International Inc./DE	4.625%	6/15/12	1,175	1,181

Marriott International Inc./DE	5.625%	2/15/13	1,425	1,454
McDonald's Corp.	5.750%	3/1/12	1,800	1,956
McDonald's Corp.	4.300%	3/1/13	2,000	2,115
Nordstrom Inc.	6.750%	6/1/14	1,150	1,267
Paccar Inc.	6.875%	2/15/14	2,150	2,434
Staples Inc.	7.750%	4/1/11	8,300	8,945
Staples Inc.	9.750%	1/15/14	3,525	4,230
Target Corp.	6.350%	1/15/11	4,900	5,213
Target Corp.	5.125%	1/15/13	1,075	1,158
Target Corp.	4.000%	6/15/13	825	859
Time Warner Inc.	6.750%	4/15/11	1,750	1,871
Time Warner Inc.	5.500%	11/15/11	3,425	3,636
Time Warner Inc.	6.875%	5/1/12	12,775	14,054
Toll Brothers Finance Corp.	6.875%	11/15/12	750	793
Toll Brothers Finance Corp.	5.950%	9/15/13	575	568
Toyota Motor Credit Corp.	4.350%	12/15/10	2,300	2,384
Toyota Motor Credit Corp.	5.450%	5/18/11	3,000	3,173
Wal-Mart Stores Inc.	4.125%	2/15/11	6,475	6,765
Wal-Mart Stores Inc.	4.550%	5/1/13	7,575	8,168
Wal-Mart Stores Inc.	7.250%	6/1/13	2,300	2,696
Wal-Mart Stores Inc.	3.200%	5/15/14	1,050	1,076
Walgreen Co.	4.875%	8/1/13	8,500	9,180
Walt Disney Co.	5.700%	7/15/11	2,400	2,586
Walt Disney Co.	6.375%	3/1/12	1,500	1,659
Walt Disney Co.	4.700%	12/1/12	7,200	7,800
Walt Disney Co.	4.500%	12/15/13	325	347
Western Union Co.	5.400%	11/17/11	1,925	2,058
Western Union Co.	6.500%	2/26/14	3,350	3,747
Yum! Brands Inc.	8.875%	4/15/11	4,100	4,479
Yum! Brands Inc.	7.700%	7/1/12	1,600	1,777

Consumer Noncyclical (2.6%)
Abbott Laboratories	3.750%	3/15/11	2,275	2,362
Abbott Laboratories	5.600%	5/15/11	6,825	7,288
Abbott Laboratories	5.150%	11/30/12	3,325	3,645
Altria Group Inc.	8.500%	11/10/13	5,100	5,928
Altria Group Inc.	7.750%	2/6/14	8,700	9,946
AmerisourceBergen Corp.	5.625%	9/15/12	2,725	2,911
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	800	846
Anheuser-Busch Cos. Inc.	4.700%	4/15/12	1,500	1,564
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,500	1,549
AstraZeneca PLC	5.400%	9/15/12	9,375	10,273
Baxter FinCo BV	4.750%	10/15/10	500	518
Baxter International Inc.	4.000%	3/1/14	1,650	1,728
Biogen Idec Inc.	6.000%	3/1/13	4,725	5,023
Bottling Group LLC	4.625%	11/15/12	4,500	4,852
Bottling Group LLC	5.000%	11/15/13	1,500	1,629
Bottling Group LLC	6.950%	3/15/14	5,000	5,823
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,826
Bunge Ltd. Finance Corp.	5.350%	4/15/14	1,250	1,268
Campbell Soup Co.	6.750%	2/15/11	1,000	1,069
Cardinal Health Inc.	5.650%	6/15/12	32	34
4 CareFusion Corp.	4.125%	8/1/12	600	617
4 CareFusion Corp.	5.125%	8/1/14	5,975	6,230
Cia de Bebidas das Americas	10.500%	12/15/11	1,300	1,521
Cia de Bebidas das Americas	8.750%	9/15/13	1,050	1,229
Clorox Co.	4.200%	1/15/10	2,650	2,673
Clorox Co.	5.450%	10/15/12	1,200	1,299

Coca-Cola Co.	3.625%	3/15/14	3,075	3,202
Coca-Cola Enterprises Inc.	3.750%	3/1/12	2,000	2,092
Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,300	2,488
Coca-Cola Enterprises Inc.	7.375%	3/3/14	2,875	3,377
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,928
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,188
Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,374
ConAgra Foods Inc.	6.750%	9/15/11	41	45
ConAgra Foods Inc.	5.875%	4/15/14	450	498
Covidien International Finance SA	5.450%	10/15/12	2,425	2,637
Delhaize Group SA	5.875%	2/1/14	400	430
Diageo Capital PLC	5.200%	1/30/13	5,036	5,385
Diageo Capital PLC	7.375%	1/15/14	3,000	3,485
Diageo Finance BV	3.875%	4/1/11	3,500	3,619
Diageo Finance BV	5.500%	4/1/13	1,500	1,629
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	325	355
Eli Lilly & Co.	3.550%	3/6/12	3,400	3,553
Eli Lilly & Co.	6.000%	3/15/12	2,775	3,050
Eli Lilly & Co.	4.200%	3/6/14	525	555
Express Scripts Inc.	5.250%	6/15/12	2,850	3,029
Express Scripts Inc.	6.250%	6/15/14	7,650	8,428
Fortune Brands Inc.	5.125%	1/15/11	3,150	3,246
Fortune Brands Inc.	4.875%	12/1/13	1,000	1,004
Fortune Brands Inc.	6.375%	6/15/14	3,375	3,530
General Mills Inc.	6.000%	2/15/12	1,300	1,414
General Mills Inc.	5.650%	9/10/12	3,050	3,331
General Mills Inc.	5.250%	8/15/13	7,325	7,914
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	9,550	10,272
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	2,100	2,231
HJ Heinz Co.	5.350%	7/15/13	1,300	1,398
HJ Heinz Finance Co.	6.625%	7/15/11	2,500	2,720
HJ Heinz Finance Co.	6.000%	3/15/12	1,500	1,623
Hospira Inc.	5.900%	6/15/14	675	730
Johnson & Johnson	5.150%	8/15/12	1,650	1,810
Kellogg Co.	6.600%	4/1/11	5,850	6,271
Kellogg Co.	4.250%	3/6/13	4,175	4,419
Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,245
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,450	1,527
Kraft Foods Inc.	4.125%	11/12/09	1,425	1,431
Kraft Foods Inc.	5.625%	11/1/11	5,150	5,505
Kraft Foods Inc.	6.250%	6/1/12	7,525	8,178
Kraft Foods Inc.	5.250%	10/1/13	3,200	3,371
Kraft Foods Inc.	6.750%	2/19/14	450	508
Kroger Co.	8.050%	2/1/10	1,700	1,739
Kroger Co.	6.800%	4/1/11	1,000	1,073
Kroger Co.	6.750%	4/15/12	3,050	3,353
Kroger Co.	6.200%	6/15/12	2,525	2,756
Kroger Co.	5.500%	2/1/13	1,425	1,527
Kroger Co.	5.000%	4/15/13	1,550	1,640
Laboratory Corp. of America Holdings	5.500%	2/1/13	875	904
McKesson Corp.	7.750%	2/1/12	1,475	1,642
McKesson Corp.	5.250%	3/1/13	2,025	2,119
Medco Health Solutions Inc.	6.125%	3/15/13	1,450	1,563
Medco Health Solutions Inc.	7.250%	8/15/13	800	891
Medtronic Inc.	4.500%	3/15/14	1,075	1,145
Merck & Co. Inc./NJ	1.875%	6/30/11	4,100	4,156
Merck & Co. Inc./NJ	5.125%	11/15/11	1,850	2,004
Newell Rubbermaid Inc.	5.500%	4/15/13	2,500	2,576

Novartis Capital Corp.	4.125%	2/10/14	7,450	7,854
PepsiAmericas Inc.	5.750%	7/31/12	800	883
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,762
PepsiCo Inc./NC	5.150%	5/15/12	3,250	3,534
PepsiCo Inc./NC	4.650%	2/15/13	3,025	3,259
PepsiCo Inc./NC	3.750%	3/1/14	3,075	3,203
Pfizer Inc.	4.450%	3/15/12	16,700	17,724
Pfizer Inc.	4.500%	2/15/14	925	985
Philip Morris International Inc.	4.875%	5/16/13	5,525	5,876
Philip Morris International Inc.	6.875%	3/17/14	3,825	4,360
Procter & Gamble Co.	4.600%	1/15/14	10,675	11,486
Reynolds American Inc.	7.250%	6/1/12	3,850	4,120
Reynolds American Inc.	7.250%	6/1/13	1,500	1,628
Safeway Inc.	6.500%	3/1/11	2,625	2,792
Safeway Inc.	5.800%	8/15/12	3,050	3,312
Safeway Inc.	6.250%	3/15/14	3,000	3,329
Sara Lee Corp.	6.250%	9/15/11	2,500	2,688
Schering-Plough Corp.	5.550%	12/1/13	2,875	3,160
St Jude Medical Inc.	3.750%	7/15/14	2,950	3,001
Sysco Corp.	4.200%	2/12/13	600	625
Unilever Capital Corp.	7.125%	11/1/10	4,550	4,843
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,398
UST Inc.	6.625%	7/15/12	1,000	1,097
Whirlpool Corp.	5.500%	3/1/13	4,225	4,302
Whirlpool Corp.	8.600%	5/1/14	1,100	1,236
Wyeth	6.950%	3/15/11	5,750	6,191
Wyeth	5.500%	3/15/13	5,600	6,094
Wyeth	5.500%	2/1/14	2,750	3,006

Energy (1.2%)
Anadarko Finance Co.	6.750%	5/1/11	3,375	3,595
Anadarko Petroleum Corp.	7.625%	3/15/14	4,750	5,422
Anadarko Petroleum Corp.	5.750%	6/15/14	900	968
Apache Corp.	6.250%	4/15/12	1,000	1,105
Apache Corp.	5.250%	4/15/13	1,500	1,632
Apache Corp.	6.000%	9/15/13	1,675	1,882
BP Capital Markets PLC	1.550%	8/11/11	2,825	2,846
BP Capital Markets PLC	3.125%	3/10/12	5,275	5,459
BP Capital Markets PLC	5.250%	11/7/13	10,350	11,340
BP Capital Markets PLC	3.625%	5/8/14	5,500	5,684
Burlington Resources Finance Co.	6.680%	2/15/11	2,000	2,142
Burlington Resources Finance Co.	6.500%	12/1/11	500	553
Canadian Natural Resources Ltd.	6.700%	7/15/11	2,500	2,698
Canadian Natural Resources Ltd.	5.450%	10/1/12	3,550	3,787
Canadian Natural Resources Ltd.	5.150%	2/1/13	500	529
4 Cenovus Energy Inc.	4.500%	9/15/14	2,150	2,204
Chevron Corp.	3.450%	3/3/12	4,400	4,576
Chevron Corp.	3.950%	3/3/14	6,050	6,360
Conoco Funding Co.	6.350%	10/15/11	11,375	12,476
ConocoPhillips	4.750%	2/1/14	4,200	4,539
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	1,700	1,839
Devon Financing Corp. ULC	6.875%	9/30/11	7,800	8,493
EnCana Corp.	6.300%	11/1/11	1,500	1,628
EnCana Corp.	4.750%	10/15/13	1,125	1,176
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,250	3,543
EOG Resources Inc.	6.125%	10/1/13	1,200	1,342
Hess Corp.	6.650%	8/15/11	2,500	2,688
Husky Energy Inc.	6.250%	6/15/12	1,000	1,083

Husky Energy Inc.	5.900%	6/15/14	4,200	4,536
Kerr-McGee Corp.	6.875%	9/15/11	1,425	1,540
Marathon Global Funding Corp.	6.000%	7/1/12	900	969
Marathon Oil Corp.	6.125%	3/15/12	700	761
Nexen Inc.	5.050%	11/20/13	5,175	5,381
Occidental Petroleum Corp.	4.250%	3/15/10	2,560	2,608
PC Financial Partnership	5.000%	11/15/14	2,000	2,075
Petro-Canada	4.000%	7/15/13	3,210	3,220
Shell International Finance BV	5.625%	6/27/11	4,950	5,336
Shell International Finance BV	4.950%	3/22/12	700	755
Shell International Finance BV	4.000%	3/21/14	8,075	8,465
Statoilhydro ASA	3.875%	4/15/14	1,150	1,205
Transocean Inc.	5.250%	3/15/13	3,400	3,596
Valero Energy Corp.	6.875%	4/15/12	3,000	3,232
Valero Energy Corp.	4.750%	6/15/13	3,000	3,009
Weatherford International Inc.	6.625%	11/15/11	1,000	1,076
Weatherford International Inc.	5.950%	6/15/12	2,250	2,414
Weatherford International Ltd.	5.150%	3/15/13	4,175	4,403
XTO Energy Inc.	5.900%	8/1/12	8,850	9,561

Technology (1.0%)
Agilent Technologies Inc.	4.450%	9/14/12	1,700	1,725
Analog Devices Inc.	5.000%	7/1/14	850	895
Arrow Electronics Inc.	6.875%	7/1/13	800	859
Cisco Systems Inc.	5.250%	2/22/11	10,000	10,562
Computer Sciences Corp.	5.500%	3/15/13	725	763
Dell Inc.	3.375%	6/15/12	2,900	3,003
Dell Inc.	4.700%	4/15/13	1,550	1,656
Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,763
Electronic Data Systems LLC	6.000%	8/1/13	2,450	2,738
Fiserv Inc.	6.125%	11/20/12	3,000	3,267
Hewlett-Packard Co.	2.250%	5/27/11	200	204
Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,146
Hewlett-Packard Co.	4.500%	3/1/13	24,175	25,697
Hewlett-Packard Co.	6.125%	3/1/14	1,950	2,195
Hewlett-Packard Co.	4.750%	6/2/14	3,300	3,533
IBM International Group Capital LLC	5.050%	10/22/12	16,600	18,101
International Business Machines Corp.	4.950%	3/22/11	2,325	2,453
Intuit Inc.	5.400%	3/15/12	950	1,002
Lexmark International Inc.	5.900%	6/1/13	1,050	1,045
Microsoft Corp.	2.950%	6/1/14	5,775	5,848
Motorola Inc.	7.625%	11/15/10	390	408
Motorola Inc.	8.000%	11/1/11	925	990
Motorola Inc.	5.375%	11/15/12	3,500	3,541
Oracle Corp.	5.000%	1/15/11	6,150	6,451
Oracle Corp.	4.950%	4/15/13	3,400	3,661
Oracle Corp.	3.750%	7/8/14	5,600	5,808
Pitney Bowes Inc.	4.625%	10/1/12	2,000	2,136
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,129
Tyco Electronics Group SA	6.000%	10/1/12	950	1,001
Xerox Corp.	6.875%	8/15/11	1,025	1,093
Xerox Corp.	5.500%	5/15/12	11,750	12,253
Xerox Corp.	8.250%	5/15/14	2,275	2,570

Transportation (0.3%)
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	1,500	1,595
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,723
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	1,050	1,145

CSX Corp.	6.300%	3/15/12	2,000	2,169
CSX Corp.	5.500%	8/1/13	6,100	6,508
Delta Air Lines Inc.	7.111%	9/18/11	4,327	4,219
Norfolk Southern Corp.	6.750%	2/15/11	2,925	3,121
Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,351
Ryder System Inc.	5.950%	5/2/11	383	401
Ryder System Inc.	6.000%	3/1/13	1,500	1,574
Ryder System Inc.	5.850%	3/1/14	1,350	1,421
Southwest Airlines Co.	6.500%	3/1/12	3,225	3,388
Union Pacific Corp.	6.650%	1/15/11	2,000	2,110
Union Pacific Corp.	6.500%	4/15/12	4,750	5,217
Union Pacific Corp.	5.375%	5/1/14	1,100	1,191
United Parcel Service Inc.	3.875%	4/1/14	4,625	4,852
				1,505,476
Utilities (1.6%)
Electric (1.2%)
4 Allegheny Energy Supply Co. LLC	8.250%		3,500	3,741
Arizona Public Service Co.	5.800%	6/30/14	500	522
Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,107
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	700	742
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	500	538
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	2,725	3,100
Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,546
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,198
Consolidated Natural Gas Co.	6.250%	11/1/11	1,000	1,080
Constellation Energy Group Inc.	7.000%	4/1/12	2,300	2,477
Consumers Energy Co.	5.000%	2/15/12	1,250	1,314
Consumers Energy Co.	5.375%	4/15/13	750	804
Dayton Power & Light Co.	5.125%	10/1/13	1,875	1,985
Detroit Edison Co.	6.125%	10/1/10	1,000	1,050
Dominion Resources Inc./VA	4.750%	12/15/10	2,125	2,213
Dominion Resources Inc./VA	5.000%	3/15/13	1,500	1,588
3 Dominion Resources Inc./VA	6.300%	9/30/66	3,400	2,687
DTE Energy Co.	7.050%	6/1/11	1,000	1,067
Duke Energy Carolinas LLC	6.250%	1/15/12	3,500	3,823
Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,663
Duke Energy Corp.	6.300%	2/1/14	5,825	6,437
Duke Energy Indiana Inc.	5.000%	9/15/13	1,125	1,187
Duke Energy Ohio Inc.	5.700%	9/15/12	2,400	2,625
Energy East Corp.	6.750%	6/15/12	1,750	1,932
Enersis SA	7.375%	1/15/14	1,000	1,105
Entergy Arkansas Inc.	5.400%	8/1/13	1,000	1,084
Exelon Generation Co. LLC	5.350%	1/15/14	1,000	1,061
FirstEnergy Corp.	6.450%	11/15/11	306	331
Florida Power & Light Co.	4.850%	2/1/13	250	267
FPL Group Capital Inc.	5.625%	9/1/11	3,575	3,840
FPL Group Capital Inc.	5.350%	6/15/13	400	427
Georgia Power Co.	6.000%	11/1/13	2,000	2,237
Metropolitan Edison Co.	4.875%	4/1/14	1,000	1,042
MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,246
MidAmerican Energy Co.	5.125%	1/15/13	2,000	2,121
MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	634
National Rural Utilities Cooperative Finance
Corp.	4.375%	10/1/10	3,350	3,476
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	975	1,082

National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	975	982
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	10,250	11,191
NiSource Finance Corp.	6.150%	3/1/13	1,975	2,071
NSTAR Electric Co.	4.875%	10/15/12	1,925	2,082
NSTAR Electric Co.	4.875%	4/15/14	1,500	1,614
Ohio Power Co.	5.750%	9/1/13	1,575	1,690
Oncor Electric Delivery Co.	6.375%	5/1/12	3,300	3,593
Pacific Gas & Electric Co.	4.200%	3/1/11	1,100	1,138
Pacific Gas & Electric Co.	4.800%	3/1/14	10,900	11,639
PacifiCorp	6.900%	11/15/11	3,650	4,049
Pepco Holdings Inc.	6.450%	8/15/12	2,000	2,152
PPL Energy Supply LLC	6.400%	11/1/11	1,000	1,074
PPL Energy Supply LLC	6.300%	7/15/13	2,175	2,323
Progress Energy Inc.	7.100%	3/1/11	11,118	11,834
Progress Energy Inc.	6.850%	4/15/12	775	852
PSEG Power LLC	7.750%	4/15/11	1,950	2,110
PSEG Power LLC	6.950%	6/1/12	4,775	5,230
Public Service Co. of Colorado	7.875%	10/1/12	4,625	5,398
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,096
Public Service Electric & Gas Co.	5.375%	9/1/13	2,000	2,152
SCANA Corp.	6.875%	5/15/11	1,500	1,613
Southern California Edison Co.	5.000%	1/15/14	2,000	2,152
Southern Co.	5.300%	1/15/12	2,550	2,741
Southern Co.	4.150%	5/15/14	800	831
Southern Power Co.	6.250%	7/15/12	1,000	1,098
Tampa Electric Co.	6.875%	6/15/12	1,000	1,103
Tampa Electric Co.	6.375%	8/15/12	2,000	2,191
Virginia Electric and Power Co.	5.100%	11/30/12	6,825	7,408
Wisconsin Electric Power Co.	6.000%	4/1/14	675	752
Wisconsin Energy Corp.	6.500%	4/1/11	4,595	4,903

Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/11	500	529
CenterPoint Energy Resources Corp.	7.750%	2/15/11	2,500	2,657
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,500	1,680
Energy Transfer Partners LP	5.650%	8/1/12	1,250	1,321
Energy Transfer Partners LP	6.000%	7/1/13	1,500	1,595
Energy Transfer Partners LP	8.500%	4/15/14	3,000	3,472
5 Enron Corp.	9.125%	4/1/03	2,000	7
5 Enron Corp.	7.625%	9/10/04	1,000	4
Enterprise Products Operating LLC	4.950%	6/1/10	5,325	5,429
Enterprise Products Operating LLC	4.600%	8/1/12	750	781
Enterprise Products Operating LLC	5.650%	4/1/13	2,200	2,324
Enterprise Products Operating LLC	9.750%	1/31/14	2,000	2,403
5 HNG Internorth	9.625%	3/15/06	1,500	5
KeySpan Corp.	7.625%	11/15/10	1,500	1,581
Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,225	1,302
Kinder Morgan Energy Partners LP	7.125%	3/15/12	550	602
Kinder Morgan Energy Partners LP	5.850%	9/15/12	3,000	3,232
ONEOK Inc.	7.125%	4/15/11	2,000	2,144
ONEOK Partners LP	5.900%	4/1/12	3,400	3,595
Sempra Energy	6.000%	2/1/13	2,525	2,674
Spectra Energy Capital LLC	6.250%	2/15/13	3,325	3,603
Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,062
TEPPCO Partners LP	5.900%	4/15/13	1,150	1,233
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,650	1,686

Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	650	710
Valero Logistics Operations LP	6.050%	3/15/13	2,000	2,062
Williams Cos. Inc.	7.125%	9/1/11	2,125	2,263
Williams Cos. Inc.	8.125%	3/15/12	2,100	2,288
				222,685
Total Corporate Bonds (Cost $2,886,936)				3,034,490
Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)
African Development Bank	1.750%	10/1/12	875	873
African Development Bank	3.000%	5/27/14	8,075	8,135
Asian Development Bank/Pasig	2.125%	3/15/12	3,350	3,388
Asian Development Bank/Pasig	4.500%	9/4/12	5,000	5,290
Asian Development Bank/Pasig	3.625%	9/5/13	5,850	6,088
Asian Development Bank/Pasig	2.750%	5/21/14	14,550	14,495
Brazilian Government International Bond	11.000%	1/11/12	3,875	4,635
Brazilian Government International Bond	10.250%	6/17/13	4,600	5,727
Brazilian Government International Bond	10.500%	7/14/14	3,725	4,759
Canada Government International Bond	2.375%	9/10/14	5,000	4,978
Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,500	1,545
Canada Mortgage & Housing Corp.	5.000%	9/1/11	4,000	4,242
Chile Government International Bond	7.125%	1/11/12	2,650	2,976
Chile Government International Bond	5.500%	1/15/13	3,550	3,962
Corp Andina de Fomento	6.875%	3/15/12	2,300	2,482
Corp Andina de Fomento	5.200%	5/21/13	2,575	2,680
Eksportfinans ASA	5.125%	10/26/11	6,000	6,400
European Bank for Reconstruction &
Development	1.250%	6/10/11	3,200	3,211
European Bank for Reconstruction &
Development	5.000%	5/19/14	3,400	3,744
European Investment Bank	3.250%	2/15/11	15,425	15,826
European Investment Bank	2.625%	5/16/11	3,800	3,879
European Investment Bank	5.250%	6/15/11	12,975	13,827
European Investment Bank	3.125%	7/15/11	16,425	17,042
European Investment Bank	3.250%	10/14/11	4,775	4,959
European Investment Bank	2.625%	11/15/11	10,450	10,734
European Investment Bank	2.000%	2/10/12	35,050	35,513
European Investment Bank	4.625%	3/21/12	8,700	9,324
European Investment Bank	1.750%	9/14/12	15,000	14,988
European Investment Bank	3.250%	5/15/13	1,050	1,082
European Investment Bank	4.250%	7/15/13	16,950	18,102
European Investment Bank	2.375%	3/14/14	4,175	4,109
European Investment Bank	4.625%	5/15/14	4,350	4,664
European Investment Bank	3.125%	6/4/14	28,950	29,374
Export Development Canada	3.750%	7/15/11	2,575	2,689
Export Development Canada	2.625%	11/15/11	3,300	3,396
Export Development Canada	2.375%	3/19/12	3,875	3,956
Export Development Canada	4.500%	10/25/12	7,500	8,070
Export Development Canada	3.125%	4/24/14	3,050	3,133
Export-Import Bank of Korea	5.125%	2/14/11	600	610
Export-Import Bank of Korea	5.500%	10/17/12	7,850	8,012
Export-Import Bank of Korea	8.125%	1/21/14	4,550	5,104
Financement-Quebec	5.000%	10/25/12	2,000	2,154
Hydro Quebec	6.300%	5/11/11	2,500	2,691
Hydro Quebec	8.000%	2/1/13	2,000	2,304
Inter-American Development Bank	5.000%	4/5/11	5,000	5,269
Inter-American Development Bank	1.500%	6/23/11	3,000	3,023
Inter-American Development Bank	3.250%	11/15/11	4,500	4,671

Inter-American Development Bank	4.750%	10/19/12	15,500	16,826
Inter-American Development Bank	3.500%	3/15/13	3,000	3,141
Inter-American Development Bank	3.000%	4/22/14	6,550	6,674
Inter-American Development Bank	4.500%	9/15/14	3,000	3,120
International Bank for Reconstruction &
Development	2.000%	4/2/12	21,600	21,681
International Bank for Reconstruction &
Development	3.625%	5/21/13	5,500	5,706
International Bank for Reconstruction &
Development	3.500%	10/8/13	5,490	5,676
International Finance Corp.	5.125%	5/2/11	7,100	7,560
International Finance Corp.	3.000%	4/22/14	13,525	13,651
Israel Government International Bond	4.625%	6/15/13	2,350	2,493
Israel Government International Bond	5.125%	3/1/14	2,000	2,151
Italian Republic	6.000%	2/22/11	5,775	6,161
Italian Republic	3.500%	7/15/11	2,925	3,029
Italian Republic	5.625%	6/15/12	8,925	9,749
Italian Republic	2.125%	10/5/12	14,675	14,676
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	2,150	2,259
Japan Bank for International
Cooperation/Japan	4.375%	11/26/12	2,200	2,334
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	6,150	6,365
Japan Finance Corp.	2.000%	6/24/11	4,100	4,144
Japan Finance Organization for Municipalities	5.875%	3/14/11	2,000	2,125
Korea Development Bank/Republic of Korea	5.300%	1/17/13	4,650	4,711
Korea Development Bank/Republic of Korea	5.750%	9/10/13	5,525	5,679
Korea Development Bank/Republic of Korea	8.000%	1/23/14	5,000	5,681
Kreditanstalt fuer Wiederaufbau	3.125%	11/15/10	6,050	6,214
Kreditanstalt fuer Wiederaufbau	3.250%	2/15/11	15,000	15,470
Kreditanstalt fuer Wiederaufbau	1.875%	3/15/11	7,950	8,062
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	8,825	9,216
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	10,950	11,380
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	7,850	7,947
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	8,575	8,686
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	24,700	26,501
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	26,800	27,397
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,375	12,748
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	6,125	6,446
Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	7,925	8,181
Landeskreditbank Baden-Wuerttemberg
Foerderbank	4.250%	9/15/10	3,500	3,580
Landeskreditbank Baden-Wuerttemberg
Foerderbank	4.875%	1/13/12	1,500	1,579
Landwirtschaftliche Rentenbank	4.875%	2/14/11	6,000	6,267
Landwirtschaftliche Rentenbank	5.250%	7/15/11	3,500	3,727
Landwirtschaftliche Rentenbank	5.250%	7/2/12	9,600	10,439
Landwirtschaftliche Rentenbank	1.875%	9/24/12	4,600	4,599
Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,150
Malaysia Government International Bond	7.500%	7/15/11	3,725	4,099
Mexico Government International Bond	8.375%	1/14/11	3,400	3,689
Mexico Government International Bond	7.500%	1/14/12	2,100	2,326
Mexico Government International Bond	6.375%	1/16/13	5,400	5,899
Mexico Government International Bond	5.875%	1/15/14	2,825	3,028
MTR Corp.	7.500%	11/8/10	1,500	1,588
Nordic Investment Bank	3.875%	6/15/10	3,750	3,791
Nordic Investment Bank	3.125%	2/15/11	6,000	6,105

Oesterreichische Kontrollbank AG	2.875%	3/15/11	1,000	1,016
Oesterreichische Kontrollbank AG	3.125%	10/14/11	4,825	4,955
Oesterreichische Kontrollbank AG	4.750%	11/8/11	13,500	14,371
Oesterreichische Kontrollbank AG	4.750%	10/16/12	7,725	8,270
Ontario Electricity Financial Corp.	7.450%	3/31/13	1,000	1,154
Pemex Project Funding Master Trust	9.125%	10/13/10	2,500	2,662
Peruvian Government International Bond	9.125%	2/21/12	2,500	2,900
Petrobras International Finance Co.	9.125%	7/2/13	2,500	2,992
Poland Government International Bond	6.250%	7/3/12	2,600	2,837
Poland Government International Bond	5.250%	1/15/14	3,975	4,235
Province of Ontario Canada	2.750%	2/22/11	3,900	3,986
Province of Ontario Canada	3.375%	5/20/11	950	984
Province of Ontario Canada	5.000%	10/18/11	12,450	13,352
Province of Ontario Canada	2.625%	1/20/12	2,375	2,431
Province of Ontario Canada	4.100%	6/16/14	20,100	21,278
Province of Quebec Canada	6.125%	1/22/11	4,200	4,464
Province of Quebec Canada	4.875%	5/5/14	2,100	2,250
Province of Saskatchewan Canada	7.375%	7/15/13	1,000	1,158
Republic of Korea	4.250%	6/1/13	3,225	3,303
Republic of Korea	5.750%	4/16/14	4,800	5,188
Republic of Korea	4.875%	9/22/14	3,925	4,107
South Africa Government International Bond	7.375%	4/25/12	2,500	2,744
South Africa Government International Bond	6.500%	6/2/14	3,300	3,622
Svensk Exportkredit AB	4.000%	6/15/10	2,175	2,227
Svensk Exportkredit AB	3.250%	9/16/14	2,100	2,115
United Mexican States	5.875%	2/17/14	13,075	13,925
Total Sovereign Bonds (Cost $801,158)				827,347
Taxable Municipal Bonds (0.1%)
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	1,600	1,657
California GO	5.250%	4/1/14	1,800	1,886
California GO	5.650%	4/1/39	2,250	2,392
Howard Hughes Medical Institute	3.450%	9/1/14	1,100	1,132
Total Taxable Municipal Bonds (Cost $6,764)				7,067

			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
[6,7] Vanguard Market Liquidity Fund (Cost
$218,212)	0.267%		218,212,138	218,212
Total Investments (100.6%) (Cost $13,480,524)				13,814,418
Other Assets and Liabilities-Net (-0.6%)[7]				(77,180)
Net Assets (100%)				13,737,238

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,954,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $72,812,000, representing 0.5% of net assets.
5 Non-income-producing security--security in default.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

7 Includes $2,006,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	9,718,494	—
Asset-Backed/Commerical Mortgage-Backed	—	8,808	—
Corporate Bonds	—	3,034,474	16
Sovereign Bonds	—	827,347	—
Taxable Municipal Bonds	—	7,067	—
Temporary Cash Investments	218,212	—	—
Total	218,212	13,596,190	16

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

Investments in
Corporate Bonds
($000)
Amount Valued Based on Level 3 Inputs
Balance as of December 30, 2008	-
Transfers in and/or out of Level 3	16
Balance as of September 30, 2009	16

At September 30, 2009, the cost of investment securities for tax purposes was $13,480,524,000. Net unrealized appreciation of investment securities for tax purposes was $333,894,000, consisting of unrealized gains of $349,496,000 on securities that had risen in value since their purchase and $15,602,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments
As of September 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (50.5%)
U.S. Government Securities (42.4%)
United States Treasury Note/Bond	3.125%	11/30/09	780	784
United States Treasury Note/Bond	1.250%	11/30/10	2,705	2,728
United States Treasury Note/Bond	1.125%	6/30/11	2,720	2,736
United States Treasury Note/Bond	1.750%	8/15/12	400	404
United States Treasury Note/Bond	1.875%	4/30/14	1,575	1,557
United States Treasury Note/Bond	4.750%	5/15/14	38,590	43,022
United States Treasury Note/Bond	2.250%	5/31/14	44,475	44,614
United States Treasury Note/Bond	2.625%	6/30/14	16,775	17,077
United States Treasury Note/Bond	2.625%	7/31/14	3,190	3,243
United States Treasury Note/Bond	2.375%	8/31/14	625	627
United States Treasury Note/Bond	2.375%	9/30/14	450	451
United States Treasury Note/Bond	4.250%	11/15/14	74,745	81,647
United States Treasury Note/Bond	4.000%	2/15/15	196,575	211,841
United States Treasury Note/Bond	11.250%	2/15/15	50,615	72,901
United States Treasury Note/Bond	4.125%	5/15/15	78,670	85,185
United States Treasury Note/Bond	4.250%	8/15/15	66,450	72,379
United States Treasury Note/Bond	10.625%	8/15/15	52,910	75,901
United States Treasury Note/Bond	4.500%	11/15/15	43,900	48,420
United States Treasury Note/Bond	9.875%	11/15/15	60,200	84,553
United States Treasury Note/Bond	4.500%	2/15/16	51,665	57,009
United States Treasury Note/Bond	9.250%	2/15/16	41,620	57,351
United States Treasury Note/Bond	2.625%	2/29/16	73,200	72,434
United States Treasury Note/Bond	2.375%	3/31/16	34,375	33,462
United States Treasury Note/Bond	2.625%	4/30/16	1,200	1,185
United States Treasury Note/Bond	5.125%	5/15/16	107,370	122,486
United States Treasury Note/Bond	7.250%	5/15/16	44,750	56,651
United States Treasury Note/Bond	3.250%	5/31/16	115,725	118,582
United States Treasury Note/Bond	3.250%	6/30/16	54,815	56,151
United States Treasury Note/Bond	4.875%	8/15/16	75,595	85,068
United States Treasury Note/Bond	4.625%	11/15/16	9,180	10,177
United States Treasury Note/Bond	7.500%	11/15/16	107,345	138,425
United States Treasury Note/Bond	4.625%	2/15/17	118,290	130,987
United States Treasury Note/Bond	4.500%	5/15/17	135,545	148,846
United States Treasury Note/Bond	8.750%	5/15/17	98,070	135,903
United States Treasury Note/Bond	4.750%	8/15/17	117,075	130,502
United States Treasury Note/Bond	8.875%	8/15/17	71,285	99,877
United States Treasury Note/Bond	4.250%	11/15/17	44,405	47,867
United States Treasury Note/Bond	3.500%	2/15/18	223,200	228,048
United States Treasury Note/Bond	3.875%	5/15/18	207,025	217,084
United States Treasury Note/Bond	9.125%	5/15/18	27,995	40,510
United States Treasury Note/Bond	4.000%	8/15/18	168,650	178,057
United States Treasury Note/Bond	3.750%	11/15/18	221,210	228,952
United States Treasury Note/Bond	2.750%	2/15/19	257,970	246,240
United States Treasury Note/Bond	8.875%	2/15/19	51,850	74,980
United States Treasury Note/Bond	3.125%	5/15/19	218,365	214,884
United States Treasury Note/Bond	3.625%	8/15/19	200,460	205,784
				3,987,572

Agency Bonds and Notes (8.1%)
	Egypt Government AID Bonds	4.450%	9/15/15	6,825	7,175
1	Federal Farm Credit Bank	4.875%	12/16/15	12,450	13,553
1	Federal Farm Credit Bank	5.125%	8/25/16	13,700	15,075
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	6,234
1	Federal Home Loan Bank of Chicago	5.625%	6/13/16	4,325	4,294
1	Federal Home Loan Banks	5.250%	6/18/14	150	168
1	Federal Home Loan Banks	5.000%	12/21/15	12,260	13,362
1	Federal Home Loan Banks	5.375%	5/18/16	7,350	8,267
1	Federal Home Loan Banks	5.125%	10/19/16	6,400	7,076
1	Federal Home Loan Banks	4.750%	12/16/16	24,775	27,053
1	Federal Home Loan Banks	4.875%	5/17/17	24,225	26,564
1	Federal Home Loan Banks	5.000%	11/17/17	32,225	35,314
1	Federal Home Loan Banks	5.375%	8/15/18	6,000	6,664
1	Federal Home Loan Banks	5.375%	5/15/19	5,250	5,836
1	Federal Home Loan Banks	5.125%	8/15/19	5,220	5,710
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	27,950	30,358
1	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	4,700	5,210
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	21,825	23,825
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	18,457
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	52,000	59,097
1	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,725	23,092
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	7,000	7,742
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	39,500	43,807
1	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	29,750	32,474
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	23,350	23,392
1	Federal National Mortgage Assn.	4.625%	10/15/14	36,225	39,653
1	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	27,765
1	Federal National Mortgage Assn.	4.375%	10/15/15	16,550	17,784
1	Federal National Mortgage Assn.	5.000%	3/15/16	13,000	14,359
1	Federal National Mortgage Assn.	5.250%	9/15/16	20,925	23,462
1	Federal National Mortgage Assn.	4.875%	12/15/16	29,900	32,846
1	Federal National Mortgage Assn.	5.000%	2/13/17	35,075	38,811
1	Federal National Mortgage Assn.	5.000%	5/11/17	30,000	33,119
1	Federal National Mortgage Assn.	5.375%	6/12/17	25,000	28,236
1	Financing Corp.	9.400%	2/8/18	1,475	2,074
1	Financing Corp.	10.350%	8/3/18	2,170	3,240
1	Financing Corp.	9.650%	11/2/18	10,145	14,725
	Private Export Funding Corp.	4.375%	3/15/19	3,500	3,614
1	Tennessee Valley Authority	6.000%	3/15/13	6,000	6,805
1	Tennessee Valley Authority	4.750%	8/1/13	4,000	4,378
1	Tennessee Valley Authority	4.375%	6/15/15	7,000	7,486
1	Tennessee Valley Authority	5.500%	7/18/17	6,200	6,952
1	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,066
1	Tennessee Valley Authority	4.500%	4/1/18	2,825	2,924
					761,098
Total U.S. Government and Agency Obligations (Cost $4,577,524)					4,748,670
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
2	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	2,500	2,463
[2,3] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	297	308
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,798)					2,771

Corporate Bonds (41.5%)
Finance (15.8%)
	Banking (11.0%)
	ABN AMRO Bank NV	4.650%	6/4/18	1,925	1,606
	American Express Bank FSB	6.000%	9/13/17	3,325	3,451
	American Express Centurion Bank	5.950%	6/12/17	3,275	3,381
	American Express Centurion Bank	6.000%	9/13/17	4,125	4,292
	American Express Co.	5.500%	9/12/16	1,400	1,366
	American Express Co.	6.150%	8/28/17	9,750	10,178
	American Express Co.	7.000%	3/19/18	9,325	10,092
	American Express Co.	8.125%	5/20/19	5,675	6,680
2	American Express Co.	6.800%	9/1/66	3,525	3,010
	American Express Credit Corp.	5.300%	12/2/15	2,000	1,953
	Amsouth Bank/Birmingham AL	5.200%	4/1/15	2,650	2,297
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,161
3	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	236
	Bank of America Corp.	5.125%	11/15/14	4,550	4,655
	Bank of America Corp.	7.750%	8/15/15	1,000	1,109
	Bank of America Corp.	5.250%	12/1/15	1,900	1,896
	Bank of America Corp.	6.500%	8/1/16	11,475	12,115
	Bank of America Corp.	5.750%	8/15/16	3,900	3,844
	Bank of America Corp.	5.625%	10/14/16	17,150	17,466
	Bank of America Corp.	5.420%	3/15/17	10,200	9,698
	Bank of America Corp.	6.000%	9/1/17	4,150	4,200
	Bank of America Corp.	5.750%	12/1/17	6,325	6,301
	Bank of America Corp.	5.650%	5/1/18	22,350	22,159
	Bank of America Corp.	7.625%	6/1/19	7,350	8,291
	Bank of America NA	5.300%	3/15/17	15,550	15,033
	Bank of America NA	6.100%	6/15/17	500	505
	Bank of New York Mellon Corp.	4.950%	3/15/15	6,125	6,603
	Bank of New York Mellon Corp.	5.450%	5/15/19	3,000	3,255
3	Bank of Scotland PLC	5.250%	2/21/17	2,225	2,100
	Bank One Corp.	4.900%	4/30/15	6,150	6,319
	Barclays Bank PLC	5.000%	9/22/16	7,400	7,452
	Barclays Bank PLC	6.750%	5/22/19	7,500	8,313
	BB&T Corp.	5.200%	12/23/15	10,825	11,357
	BB&T Corp.	6.850%	4/30/19	1,475	1,662
	Bear Stearns Cos. LLC	5.700%	11/15/14	5,650	6,106
	Bear Stearns Cos. LLC	5.300%	10/30/15	1,100	1,162
	Bear Stearns Cos. LLC	5.550%	1/22/17	12,300	12,515
	Bear Stearns Cos. LLC	6.400%	10/2/17	14,200	15,470
	Bear Stearns Cos. LLC	7.250%	2/1/18	11,550	13,210
	BNY Mellon NA	4.750%	12/15/14	3,800	4,040
	Branch Banking & Trust Co./Wilson NC	5.625%	9/15/16	50	50
	Capital One Bank USA NA	8.800%	7/15/19	4,725	5,472
	Capital One Financial Corp.	5.500%	6/1/15	875	882
	Capital One Financial Corp.	6.150%	9/1/16	6,325	6,207
	Capital One Financial Corp.	6.750%	9/15/17	6,550	6,930
[2,3] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	2,100	2,079
	Citigroup Inc.	5.500%	10/15/14	7,025	7,027
	Citigroup Inc.	4.700%	5/29/15	2,600	2,476
	Citigroup Inc.	5.300%	1/7/16	10,825	10,484
	Citigroup Inc.	5.500%	2/15/17	7,650	7,162
	Citigroup Inc.	6.000%	8/15/17	9,750	9,548
	Citigroup Inc.	6.125%	11/21/17	20,975	20,694
	Citigroup Inc.	6.125%	5/15/18	11,100	10,894
	Citigroup Inc.	8.500%	5/22/19	10,775	12,144

Comerica Bank	5.750%	11/21/16	5,025	4,539
Comerica Bank	5.200%	8/22/17	3,025	2,577
Comerica Inc.	4.800%	5/1/15	1,500	1,253
Compass Bank	6.400%	10/1/17	1,600	1,477
Countrywide Financial Corp.	6.250%	5/15/16	3,775	3,803
Credit Suisse USA Inc.	4.875%	1/15/15	6,255	6,561
Credit Suisse USA Inc.	5.125%	8/15/15	14,070	14,866
Credit Suisse USA Inc.	5.850%	8/16/16	3,250	3,521
2 Credit Suisse/Guernsey	5.860%	5/15/49	6,200	4,774
Credit Suisse/New York NY	6.000%	2/15/18	12,075	12,700
Credit Suisse/New York NY	5.300%	8/13/19	4,575	4,678
Deutsche Bank AG/London	6.000%	9/1/17	13,300	14,342
Deutsche Bank Financial LLC	5.375%	3/2/15	4,050	4,161
Fifth Third Bancorp	5.450%	1/15/17	3,000	2,613
Fifth Third Bancorp	4.500%	6/1/18	1,550	1,205
Fifth Third Bank	4.750%	2/1/15	2,800	2,631
2 Fifth Third Capital Trust IV	6.500%	4/15/67	5,750	3,953
First Tennessee Bank NA	5.050%	1/15/15	2,800	2,325
Goldman Sachs Group Inc.	5.000%	10/1/14	8,875	9,305
Goldman Sachs Group Inc.	5.125%	1/15/15	7,700	8,082
Goldman Sachs Group Inc.	5.350%	1/15/16	15,050	15,586
Goldman Sachs Group Inc.	5.750%	10/1/16	2,950	3,105
Goldman Sachs Group Inc.	5.625%	1/15/17	11,725	11,869
Goldman Sachs Group Inc.	6.250%	9/1/17	14,825	15,619
Goldman Sachs Group Inc.	5.950%	1/18/18	21,875	22,584
Goldman Sachs Group Inc.	6.150%	4/1/18	15,525	16,269
Goldman Sachs Group Inc.	7.500%	2/15/19	6,950	7,952
3 HBOS PLC	6.750%	5/21/18	925	820
Huntington National Bank	5.500%	2/15/16	2,500	2,009
JPMorgan Chase & Co.	4.750%	3/1/15	3,825	4,010
JPMorgan Chase & Co.	5.250%	5/1/15	1,975	2,068
JPMorgan Chase & Co.	5.150%	10/1/15	10,100	10,479
JPMorgan Chase & Co.	6.125%	6/27/17	4,325	4,569
JPMorgan Chase & Co.	6.000%	1/15/18	17,475	18,686
JPMorgan Chase & Co.	6.300%	4/23/19	17,650	19,393
JPMorgan Chase Bank NA	5.875%	6/13/16	6,400	6,712
JPMorgan Chase Bank NA	6.000%	10/1/17	2,500	2,652
KeyBank NA	4.950%	9/15/15	1,000	911
KeyBank NA	5.450%	3/3/16	3,025	2,706
M&I Marshall & Ilsley Bank	4.850%	6/16/15	700	529
M&I Marshall & Ilsley Bank	5.000%	1/17/17	1,950	1,439
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	5,599
2 Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	1,910
MBNA Corp.	5.000%	6/15/15	1,300	1,313
Merrill Lynch & Co. Inc.	5.000%	1/15/15	7,925	7,928
Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,200	7,139
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,550	5,365
Merrill Lynch & Co. Inc.	6.400%	8/28/17	9,750	10,006
Merrill Lynch & Co. Inc.	6.875%	4/25/18	34,850	36,730
Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,205
Morgan Stanley	6.000%	4/28/15	10,800	11,431
Morgan Stanley	5.375%	10/15/15	7,050	7,238
Morgan Stanley	5.750%	10/18/16	7,750	7,972
Morgan Stanley	5.450%	1/9/17	10,825	10,756
Morgan Stanley	5.550%	4/27/17	14,725	14,718
Morgan Stanley	6.250%	8/28/17	12,000	12,548
Morgan Stanley	5.950%	12/28/17	18,725	19,204
Morgan Stanley	6.625%	4/1/18	11,575	12,226

	Morgan Stanley	7.300%	5/13/19	11,175	12,285
	Morgan Stanley	5.625%	9/23/19	7,725	7,619
	National City Bank/Cleveland OH	5.800%	6/7/17	4,000	4,022
	National City Corp.	6.875%	5/15/19	1,700	1,823
3	Northern Rock PLC	5.625%	6/22/17	6,325	5,810
	Northern Trust Co.	6.500%	8/15/18	1,275	1,454
	PNC Bank NA	4.875%	9/21/17	2,950	2,849
	PNC Bank NA	6.000%	12/7/17	1,125	1,165
	PNC Funding Corp.	4.250%	9/21/15	1,675	1,685
	PNC Funding Corp.	5.250%	11/15/15	3,575	3,661
	PNC Funding Corp.	5.625%	2/1/17	7,625	7,687
	PNC Funding Corp.	6.700%	6/10/19	2,400	2,660
	Regions Bank/Birmingham AL	7.500%	5/15/18	1,100	1,043
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	9,400	8,455
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	800	619
	Sovereign Bank	8.750%	5/30/18	2,825	3,251
[2,3] Standard Chartered PLC		6.409%	12/31/49	1,500	1,185
	State Street Bank and Trust Co.	5.300%	1/15/16	1,825	1,878
	State Street Bank and Trust Co.	5.250%	10/15/18	1,000	1,034
	SunTrust Bank/Atlanta GA	5.000%	9/1/15	1,650	1,606
	SunTrust Bank/Atlanta GA	5.200%	1/17/17	150	140
	SunTrust Bank/Atlanta GA	5.450%	12/1/17	2,350	2,209
	SunTrust Bank/Atlanta GA	7.250%	3/15/18	3,550	3,650
	SunTrust Banks Inc.	6.000%	9/11/17	1,925	1,900
	UBS AG/Stamford Branch	5.875%	7/15/16	4,800	4,831
	UBS AG/Stamford Branch	5.875%	12/20/17	15,375	15,723
	UBS AG/Stamford Branch	5.750%	4/25/18	12,975	13,126
	Union Bank NA	5.950%	5/11/16	4,100	3,996
	US Bank NA/Cincinnati OH	4.950%	10/30/14	7,125	7,659
	US Bank NA/Cincinnati OH	4.800%	4/15/15	1,000	1,063
	Wachovia Bank NA	4.800%	11/1/14	4,425	4,527
	Wachovia Bank NA	4.875%	2/1/15	4,475	4,615
	Wachovia Bank NA	6.000%	11/15/17	5,275	5,584
	Wachovia Corp.	5.750%	6/15/17	11,475	12,193
	Wachovia Corp.	5.750%	2/1/18	10,450	11,082
	Wells Fargo & Co.	3.750%	10/1/14	6,600	6,582
	Wells Fargo & Co.	5.625%	12/11/17	15,175	15,953
	Wells Fargo Bank NA	4.750%	2/9/15	17,100	17,332
	Wells Fargo Bank NA	5.750%	5/16/16	5,300	5,562
	Westpac Banking Corp.	4.200%	2/27/15	8,675	8,825

	Brokerage (0.2%)
	Ameriprise Financial Inc.	5.650%	11/15/15	3,450	3,528
	Ameriprise Financial Inc.	7.300%	6/28/19	600	671
2	Ameriprise Financial Inc.	7.518%	6/1/66	2,000	1,631
	BlackRock Inc.	6.250%	9/15/17	2,950	3,218
	Jefferies Group Inc.	5.500%	3/15/16	4,500	4,333
	Jefferies Group Inc.	8.500%	7/15/19	1,325	1,401
	Lazard Group LLC	6.850%	6/15/17	5,525	5,522

	Finance Companies (1.2%)
	Discover Financial Services	6.450%	6/12/17	1,500	1,361
	General Electric Capital Corp.	4.375%	9/21/15	1,900	1,884
	General Electric Capital Corp.	5.400%	2/15/17	23,600	23,731
	General Electric Capital Corp.	5.625%	9/15/17	4,500	4,606
	General Electric Capital Corp.	5.625%	5/1/18	27,925	27,864
	General Electric Capital Corp.	6.000%	8/7/19	2,225	2,257
2	General Electric Capital Corp.	6.375%	11/15/67	14,675	12,180

2 HSBC Finance Capital Trust IX	5.911%	11/30/35	3,925	2,904
HSBC Finance Corp.	5.000%	6/30/15	22,300	22,456
SLM Corp.	5.050%	11/14/14	1,400	1,040
SLM Corp.	8.450%	6/15/18	14,075	11,208

Insurance (2.4%)
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,223
ACE INA Holdings Inc.	5.700%	2/15/17	2,400	2,578
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,003
ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,110
Aetna Inc.	6.000%	6/15/16	5,250	5,528
Aetna Inc.	6.500%	9/15/18	1,450	1,561
Aflac Inc.	8.500%	5/15/19	3,400	4,039
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	4,575	4,790
2 Allstate Corp.	6.125%	5/15/37	2,575	2,129
American Financial Group Inc./OH	9.875%	6/15/19	1,625	1,781
American International Group Inc.	5.050%	10/1/15	9,675	7,159
American International Group Inc.	5.600%	10/18/16	875	647
American International Group Inc.	5.450%	5/18/17	6,425	5,020
American International Group Inc.	5.850%	1/16/18	12,925	9,435
American International Group Inc.	8.250%	8/15/18	8,620	7,305
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,847
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,325	5,738
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,400	5,809
Chubb Corp.	5.750%	5/15/18	5,600	6,134
2 Chubb Corp.	6.375%	3/29/67	5,225	4,682
CIGNA Corp.	6.350%	3/15/18	4,050	3,968
CNA Financial Corp.	5.850%	12/15/14	2,100	1,967
CNA Financial Corp.	6.500%	8/15/16	3,400	3,210
Coventry Health Care Inc.	5.950%	3/15/17	3,000	2,690
Genworth Financial Inc.	4.950%	10/1/15	1,450	1,232
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	4,235
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,200	2,043
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,125	1,059
Humana Inc.	6.450%	6/1/16	875	870
Humana Inc.	7.200%	6/15/18	5,150	5,196
Humana Inc.	6.300%	8/1/18	750	685
Lincoln National Corp.	8.750%	7/1/19	2,325	2,687
Loews Corp.	5.250%	3/15/16	1,850	1,842
Markel Corp.	7.125%	9/30/19	1,575	1,616
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	5,550	5,891
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,350	1,698
MetLife Inc.	5.000%	6/15/15	7,450	7,823
MetLife Inc.	6.750%	6/1/16	3,750	4,160
MetLife Inc.	6.817%	8/15/18	5,500	6,101
MetLife Inc.	7.717%	2/15/19	1,850	2,175
Principal Financial Group Inc.	8.875%	5/15/19	2,000	2,374
2 Progressive Corp.	6.700%	6/15/37	5,975	5,117
Prudential Financial Inc.	6.200%	1/15/15	675	716
Prudential Financial Inc.	4.750%	9/17/15	5,600	5,545
Prudential Financial Inc.	5.500%	3/15/16	575	573
Prudential Financial Inc.	6.100%	6/15/17	500	512
Prudential Financial Inc.	6.000%	12/1/17	5,650	5,756
Prudential Financial Inc.	7.375%	6/15/19	4,800	5,351
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	383
Torchmark Corp.	6.375%	6/15/16	1,750	1,804
Transatlantic Holdings Inc.	5.750%	12/14/15	4,000	3,601
Travelers Cos. Inc.	5.500%	12/1/15	1,350	1,419

Travelers Cos. Inc.	6.250%	6/20/16	2,025	2,264
Travelers Cos. Inc.	5.750%	12/15/17	3,550	3,887
Travelers Cos. Inc.	5.800%	5/15/18	1,975	2,170
Travelers Cos. Inc.	5.900%	6/2/19	1,075	1,200
2 Travelers Cos. Inc.	6.250%	3/15/37	3,950	3,455
UnitedHealth Group Inc.	4.875%	3/15/15	3,825	3,957
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	2,913
UnitedHealth Group Inc.	6.000%	11/15/17	2,400	2,524
UnitedHealth Group Inc.	6.000%	2/15/18	3,050	3,206
Unum Group	7.125%	9/30/16	1,800	1,819
WellPoint Inc.	5.000%	12/15/14	4,550	4,720
WellPoint Inc.	5.250%	1/15/16	5,300	5,374
WellPoint Inc.	5.875%	6/15/17	3,025	3,199
Willis North America Inc.	5.625%	7/15/15	3,150	3,087
Willis North America Inc.	6.200%	3/28/17	1,625	1,596
Willis North America Inc.	7.000%	9/29/19	875	897
2 XL Capital Ltd.	6.500%	12/15/49	3,950	2,844

Other Finance (0.0%)
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,660

Real Estate Investment Trusts (1.0%)
Arden Realty LP	5.250%	3/1/15	1,250	1,258
AvalonBay Communities Inc.	5.750%	9/15/16	1,750	1,784
Boston Properties LP	5.625%	4/15/15	1,925	1,956
Brandywine Operating Partnership LP	5.400%	11/1/14	2,250	2,108
Brandywine Operating Partnership LP	7.500%	5/15/15	450	454
Brandywine Operating Partnership LP	5.700%	5/1/17	1,925	1,706
Camden Property Trust	5.700%	5/15/17	3,300	3,138
Duke Realty LP	7.375%	2/15/15	1,000	1,030
Duke Realty LP	5.950%	2/15/17	4,975	4,490
Duke Realty LP	8.250%	8/15/19	1,125	1,174
ERP Operating LP	5.125%	3/15/16	5,000	4,858
ERP Operating LP	5.375%	8/1/16	475	464
ERP Operating LP	5.750%	6/15/17	1,675	1,669
HCP Inc.	6.300%	9/15/16	275	267
HCP Inc.	6.000%	1/30/17	3,750	3,546
HCP Inc.	6.700%	1/30/18	4,500	4,400
Health Care REIT Inc.	6.200%	6/1/16	925	888
Hospitality Properties Trust	5.125%	2/15/15	4,150	3,706
Hospitality Properties Trust	5.625%	3/15/17	2,500	2,121
HRPT Properties Trust	6.250%	8/15/16	5,150	4,691
HRPT Properties Trust	6.250%	6/15/17	3,200	2,861
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,306
Kimco Realty Corp.	6.875%	10/1/19	1,575	1,600
Liberty Property LP	5.125%	3/2/15	5,475	5,068
Mack-Cali Realty Corp.	7.750%	8/15/19	975	1,005
National Retail Properties Inc.	6.875%	10/15/17	3,000	2,849
ProLogis	5.625%	11/15/15	2,800	2,555
ProLogis	5.750%	4/1/16	3,000	2,678
ProLogis	5.625%	11/15/16	1,925	1,725
Realty Income Corp.	5.950%	9/15/16	1,000	953
Realty Income Corp.	6.750%	8/15/19	1,350	1,302
Regency Centers LP	5.250%	8/1/15	1,000	935
Regency Centers LP	5.875%	6/15/17	3,000	2,826
Simon Property Group LP	5.100%	6/15/15	1,800	1,788
Simon Property Group LP	5.750%	12/1/15	4,600	4,720
Simon Property Group LP	6.100%	5/1/16	1,800	1,831

Simon Property Group LP	5.250%	12/1/16	8,675	8,544
Simon Property Group LP	6.125%	5/30/18	3,225	3,294
Tanger Properties LP	6.150%	11/15/15	1,725	1,626
				1,487,110
Industrial (21.1%)
Basic Industry (2.5%)
Agrium Inc.	6.750%	1/15/19	1,750	1,886
Alcoa Inc.	5.550%	2/1/17	1,900	1,844
Alcoa Inc.	6.750%	7/15/18	4,700	4,697
ArcelorMittal	9.000%	2/15/15	4,300	4,928
ArcelorMittal	6.125%	6/1/18	6,925	6,819
ArcelorMittal	9.850%	6/1/19	5,250	6,190
Barrick Gold Corp.	6.950%	4/1/19	2,075	2,428
Barrick Gold Finance Co.	4.875%	11/15/14	2,050	2,179
Barrick North America Finance LLC	6.800%	9/15/18	4,150	4,765
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	2,725	2,919
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	2,300	2,502
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	12,650	14,579
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	5,150	5,306
Commercial Metals Co.	6.500%	7/15/17	1,650	1,654
Commercial Metals Co.	7.350%	8/15/18	1,675	1,763
Cytec Industries Inc.	8.950%	7/1/17	1,750	1,891
Dow Chemical Co.	5.900%	2/15/15	5,500	5,637
Dow Chemical Co.	8.550%	5/15/19	13,550	15,144
EI Du Pont de Nemours & Co.	5.250%	12/15/16	5,925	6,381
EI Du Pont de Nemours & Co.	6.000%	7/15/18	5,975	6,801
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	10,000	10,625
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	13,800	14,662
International Paper Co.	5.300%	4/1/15	175	177
International Paper Co.	5.250%	4/1/16	2,950	2,925
International Paper Co.	7.950%	6/15/18	8,200	8,890
International Paper Co.	9.375%	5/15/19	3,775	4,398
Lubrizol Corp.	5.500%	10/1/14	2,575	2,746
Lubrizol Corp.	8.875%	2/1/19	3,850	4,744
Monsanto Co.	5.125%	4/15/18	925	984
3 Mosaic Co.	7.375%	12/1/14	775	829
3 Mosaic Co.	7.625%	12/1/16	4,000	4,300
Newmont Mining Corp.	5.125%	10/1/19	1,350	1,347
Nucor Corp.	5.750%	12/1/17	825	909
Nucor Corp.	5.850%	6/1/18	3,275	3,637
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,698
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,000	4,976
PPG Industries Inc.	6.650%	3/15/18	3,425	3,735
Praxair Inc.	5.250%	11/15/14	1,850	2,064
Praxair Inc.	4.625%	3/30/15	2,575	2,777
Praxair Inc.	5.375%	11/1/16	700	772
Praxair Inc.	5.200%	3/15/17	1,500	1,634
Praxair Inc.	4.500%	8/15/19	2,550	2,620
Reliance Steel & Aluminum Co.	6.200%	11/15/16	650	644
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,575	1,607
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	15,550	16,825
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,125	3,837
Rohm and Haas Co.	6.000%	9/15/17	5,825	5,822
Vale Inco Ltd.	5.700%	10/15/15	1,675	1,739
Vale Overseas Ltd.	6.250%	1/11/16	5,825	6,227
Vale Overseas Ltd.	6.250%	1/23/17	4,575	4,909
Vale Overseas Ltd.	5.625%	9/15/19	2,000	2,042

	Valspar Corp.	7.250%	6/15/19	1,275	1,382
	Xstrata Canada Corp.	6.000%	10/15/15	2,525	2,632

	Capital Goods (2.2%)
	Allied Waste North America Inc.	7.125%	5/15/16	4,200	4,436
	Allied Waste North America Inc.	6.875%	6/1/17	5,000	5,278
	BEMIS CO. INC.	6.800%	8/1/19	2,300	2,554
	Black & Decker Corp.	5.750%	11/15/16	1,925	1,929
	Boeing Co.	3.500%	2/15/15	3,750	3,830
	Boeing Co.	6.000%	3/15/19	2,075	2,318
	Brookfield Asset Management Inc.	7.125%	6/15/12	1,000	1,010
	Caterpillar Financial Services Corp.	4.750%	2/17/15	7,625	7,883
	Caterpillar Financial Services Corp.	4.625%	6/1/15	1,200	1,235
	Caterpillar Financial Services Corp.	5.450%	4/15/18	7,550	7,886
	Caterpillar Financial Services Corp.	7.150%	2/15/19	7,675	8,986
	Cooper US Inc.	5.450%	4/1/15	1,375	1,481
	CRH America Inc.	6.000%	9/30/16	8,375	8,587
	CRH America Inc.	8.125%	7/15/18	4,425	4,944
	Danaher Corp.	5.625%	1/15/18	1,200	1,322
	Danaher Corp.	5.400%	3/1/19	1,300	1,415
	Dover Corp.	4.875%	10/15/15	2,400	2,487
	Dover Corp.	5.450%	3/15/18	900	972
	Eaton Corp.	5.600%	5/15/18	1,825	1,900
	Embraer Overseas Ltd.	6.375%	1/24/17	1,550	1,558
	Emerson Electric Co.	5.125%	12/1/16	2,500	2,666
	Emerson Electric Co.	5.375%	10/15/17	5,000	5,433
	Emerson Electric Co.	5.250%	10/15/18	850	920
	General Electric Co.	5.250%	12/6/17	19,525	20,102
	Goodrich Corp.	6.125%	3/1/19	3,472	3,793
	Harsco Corp.	5.750%	5/15/18	2,550	2,645
	Honeywell International Inc.	5.400%	3/15/16	1,825	1,984
	Honeywell International Inc.	5.300%	3/15/17	1,000	1,073
	Honeywell International Inc.	5.300%	3/1/18	4,025	4,319
	Honeywell International Inc.	5.000%	2/15/19	3,650	3,814
	Illinois Tool Works Inc.	6.250%	4/1/19	5,900	6,736
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	6,502
	John Deere Capital Corp.	5.500%	4/13/17	2,300	2,472
	John Deere Capital Corp.	5.750%	9/10/18	6,900	7,578
	Joy Global Inc.	6.000%	11/15/16	1,275	1,282
3	L-3 Communications Corp.	5.200%	10/15/19	1,975	1,973
	Lafarge SA	6.500%	7/15/16	6,500	6,603
	Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,616
	Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,130
	Northrop Grumman Systems Corp.	7.750%	3/1/16	2,900	3,508
	Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,118
	Raytheon Co.	6.400%	12/15/18	500	583
3	Republic Services Inc.	5.500%	9/15/19	1,825	1,883
	Rockwell Collins Inc.	5.250%	7/15/19	650	704
	Roper Industries Inc.	6.250%	9/1/19	2,100	2,185
[2,3] Systems 2001 AT LLC		7.156%	12/15/11	299	312
	Textron Inc.	5.600%	12/1/17	3,700	3,413
	Tyco International Finance SA	4.125%	10/15/14	1,125	1,121
	Tyco International Finance SA	8.500%	1/15/19	3,650	4,435
	United Technologies Corp.	4.875%	5/1/15	1,950	2,132
	United Technologies Corp.	5.375%	12/15/17	5,100	5,546
	United Technologies Corp.	6.125%	2/1/19	8,000	9,106
	Vulcan Materials Co.	7.000%	6/15/18	3,275	3,515
	Waste Management Inc.	6.375%	11/15/12	1,000	1,093

Waste Management Inc.	6.375%	3/11/15	2,925	3,245
Waste Management Inc.	7.375%	3/11/19	1,450	1,696

Communication (4.1%)
America Movil SAB de CV	5.750%	1/15/15	1,525	1,603
AT&T Inc.	5.625%	6/15/16	4,975	5,389
AT&T Inc.	5.500%	2/1/18	12,350	12,870
AT&T Inc.	5.600%	5/15/18	2,475	2,612
AT&T Inc.	5.800%	2/15/19	11,325	12,146
BellSouth Corp.	5.200%	12/15/16	1,025	1,088
British Telecommunications PLC	5.950%	1/15/18	4,875	4,917
CBS Corp.	8.875%	5/15/19	2,150	2,376
3 Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	11,700	14,514
CenturyTel Inc.	5.000%	2/15/15	1,000	1,010
CenturyTel Inc.	6.000%	4/1/17	2,475	2,526
CenturyTel Inc.	6.150%	9/15/19	500	500
Comcast Cable Communications LLC	8.875%	5/1/17	1,700	2,098
Comcast Corp.	6.500%	1/15/15	2,825	3,135
Comcast Corp.	5.900%	3/15/16	14,025	15,066
Comcast Corp.	4.950%	6/15/16	2,175	2,230
Comcast Corp.	6.500%	1/15/17	1,575	1,722
Comcast Corp.	6.300%	11/15/17	7,125	7,732
Comcast Corp.	5.875%	2/15/18	5,375	5,690
Comcast Corp.	5.700%	5/15/18	1,000	1,048
Comcast Corp.	5.700%	7/1/19	1,075	1,132
COX Communications Inc.	5.450%	12/15/14	6,725	7,192
COX Communications Inc.	5.500%	10/1/15	1,250	1,321
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,725	2,893
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,550	5,071
Deutsche Telekom International Finance BV	6.000%	7/8/19	4,125	4,424
3 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	6,050	6,074
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	6.375%	6/15/15	6,500	6,589
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	1,900	2,035
3 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	2,250	2,253
Embarq Corp.	7.082%	6/1/16	9,275	10,133
France Telecom SA	5.375%	7/8/19	2,625	2,792
GTE Corp.	6.840%	4/15/18	1,000	1,093
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	3,025
News America Inc.	5.300%	12/15/14	9,250	9,962
News America Inc.	6.900%	3/1/19	2,500	2,782
Omnicom Group Inc.	5.900%	4/15/16	6,400	6,697
Qwest Corp.	7.500%	10/1/14	3,475	3,518
Qwest Corp.	6.500%	6/1/17	4,000	3,740
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,100	5,002
Rogers Communications Inc.	6.800%	8/15/18	10,040	11,277
RR Donnelley & Sons Co.	5.500%	5/15/15	2,365	2,260
RR Donnelley & Sons Co.	8.600%	8/15/16	525	560
RR Donnelley & Sons Co.	6.125%	1/15/17	1,750	1,673
^ RR Donnelley & Sons Co.	11.250%	2/1/19	3,250	3,932
TCI Communications Inc.	8.750%	8/1/15	3,895	4,708
Telecom Italia Capital SA	5.250%	10/1/15	10,400	10,728
Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,882
Telecom Italia Capital SA	7.175%	6/18/19	8,400	9,374

Telefonica Emisiones SAU	4.949%	1/15/15	3,200	3,379
Telefonica Emisiones SAU	6.421%	6/20/16	12,975	14,445
Telefonica Emisiones SAU	5.877%	7/15/19	1,900	2,045
Telefonos de Mexico SAB de CV	5.500%	1/27/15	6,050	6,276
Thomson Reuters Corp.	5.700%	10/1/14	5,550	6,102
Thomson Reuters Corp.	6.500%	7/15/18	3,950	4,469
Time Warner Cable Inc.	5.850%	5/1/17	16,525	17,393
Time Warner Cable Inc.	6.750%	7/1/18	11,900	13,131
Time Warner Cable Inc.	8.750%	2/14/19	1,575	1,938
Time Warner Cable Inc.	8.250%	4/1/19	5,475	6,596
Verizon Communications Inc.	4.900%	9/15/15	2,000	2,125
Verizon Communications Inc.	5.550%	2/15/16	12,150	13,122
Verizon Communications Inc.	5.500%	2/15/18	9,575	9,993
Verizon Communications Inc.	8.750%	11/1/18	11,075	13,883
Verizon Communications Inc.	6.350%	4/1/19	8,950	9,885
Vodafone Group PLC	5.375%	1/30/15	8,475	9,158
Vodafone Group PLC	5.000%	9/15/15	1,250	1,320
Vodafone Group PLC	5.750%	3/15/16	5,350	5,752
Vodafone Group PLC	5.625%	2/27/17	7,425	7,870
Vodafone Group PLC	5.450%	6/10/19	400	417
Washington Post Co.	7.250%	2/1/19	1,075	1,185

Consumer Cyclical (1.7%)
AutoZone Inc.	5.750%	1/15/15	3,500	3,727
Costco Wholesale Corp.	5.500%	3/15/17	5,025	5,497
CVS Caremark Corp.	5.750%	6/1/17	12,675	13,558
CVS Caremark Corp.	6.600%	3/15/19	4,100	4,603
Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,244
Home Depot Inc.	5.400%	3/1/16	12,550	13,131
Johnson Controls Inc.	5.500%	1/15/16	3,000	3,111
Kohl's Corp.	6.250%	12/15/17	4,000	4,345
Lowe's Cos. Inc.	5.000%	10/15/15	25	27
Lowe's Cos. Inc.	5.400%	10/15/16	4,525	4,899
Lowe's Cos. Inc.	6.100%	9/15/17	600	680
Marriott International Inc./DE	6.200%	6/15/16	2,600	2,585
Marriott International Inc./DE	6.375%	6/15/17	2,450	2,452
McDonald's Corp.	5.300%	3/15/17	750	816
McDonald's Corp.	5.800%	10/15/17	3,950	4,455
McDonald's Corp.	5.350%	3/1/18	4,775	5,222
McDonald's Corp.	5.000%	2/1/19	725	776
Nordstrom Inc.	6.250%	1/15/18	1,800	1,870
Target Corp.	5.875%	7/15/16	5,375	5,949
Target Corp.	6.000%	1/15/18	6,750	7,588
Time Warner Inc.	5.875%	11/15/16	9,600	10,181
TJX Cos. Inc.	6.950%	4/15/19	2,950	3,478
Toll Brothers Finance Corp.	5.150%	5/15/15	2,150	2,098
Toll Brothers Finance Corp.	6.750%	11/1/19	1,425	1,419
VF Corp.	5.950%	11/1/17	1,125	1,206
Viacom Inc.	6.250%	4/30/16	8,800	9,482
Viacom Inc.	6.125%	10/5/17	50	54
Wal-Mart Stores Inc.	4.500%	7/1/15	7,025	7,528
Wal-Mart Stores Inc.	5.375%	4/5/17	2,575	2,813
Wal-Mart Stores Inc.	5.800%	2/15/18	6,525	7,285
Walgreen Co.	5.250%	1/15/19	5,600	6,044
Walt Disney Co.	5.625%	9/15/16	3,500	3,829
Walt Disney Co.	5.875%	12/15/17	2,600	2,907
Walt Disney Co.	5.500%	3/15/19	1,575	1,688
Western Union Co.	5.930%	10/1/16	3,800	4,145

Yum! Brands Inc.	6.250%	4/15/16	2,750	2,938
Yum! Brands Inc.	6.250%	3/15/18	2,625	2,801

Consumer Noncyclical (5.5%)
Abbott Laboratories	5.875%	5/15/16	11,000	12,284
Abbott Laboratories	5.600%	11/30/17	5,000	5,505
Abbott Laboratories	5.125%	4/1/19	5,200	5,520
Allergan Inc./United States	5.750%	4/1/16	3,300	3,538
Altria Group Inc.	9.700%	11/10/18	20,300	25,251
Altria Group Inc.	9.250%	8/6/19	3,800	4,673
AmerisourceBergen Corp.	5.875%	9/15/15	4,425	4,785
Amgen Inc.	4.850%	11/18/14	4,125	4,442
Amgen Inc.	5.850%	6/1/17	6,075	6,701
Amgen Inc.	5.700%	2/1/19	8,450	9,277
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,100	4,319
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	4,450	4,664
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,696
Archer-Daniels-Midland Co.	5.450%	3/15/18	4,050	4,375
AstraZeneca PLC	5.900%	9/15/17	10,925	12,225
Baxter International Inc.	4.625%	3/15/15	3,150	3,371
Baxter International Inc.	5.900%	9/1/16	2,600	2,923
Baxter International Inc.	5.375%	6/1/18	3,500	3,794
Becton Dickinson and Co.	5.000%	5/15/19	2,975	3,169
Biogen Idec Inc.	6.875%	3/1/18	4,950	5,421
Bottling Group LLC	5.500%	4/1/16	2,550	2,784
Bottling Group LLC	5.125%	1/15/19	7,500	7,965
Bristol-Myers Squibb Co.	5.450%	5/1/18	3,125	3,400
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,905
Bunge Ltd. Finance Corp.	8.500%	6/15/19	2,600	3,029
Cardinal Health Inc.	4.000%	6/15/15	2,200	2,144
3 CareFusion Corp.	6.375%	8/1/19	2,750	2,972
Clorox Co.	5.000%	1/15/15	3,700	3,936
Clorox Co.	5.950%	10/15/17	1,000	1,093
Coca-Cola Co.	5.350%	11/15/17	6,150	6,704
Coca-Cola Co.	4.875%	3/15/19	7,750	8,193
Coca-Cola Enterprises Inc.	4.250%	3/1/15	4,200	4,426
Coca-Cola Enterprises Inc.	4.500%	8/15/19	900	927
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,617
ConAgra Foods Inc.	7.000%	4/15/19	500	587
Covidien International Finance SA	6.000%	10/15/17	8,125	8,992
Delhaize Group SA	6.500%	6/15/17	2,800	3,064
Diageo Capital PLC	5.500%	9/30/16	4,500	4,849
Diageo Capital PLC	5.750%	10/23/17	4,800	5,270
Diageo Finance BV	5.300%	10/28/15	2,675	2,904
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	6,075	6,935
Eli Lilly & Co.	5.200%	3/15/17	4,925	5,290
Express Scripts Inc.	7.250%	6/15/19	2,050	2,413
Fisher Scientific International Inc.	6.125%	7/1/15	4,000	4,190
Fortune Brands Inc.	5.375%	1/15/16	3,325	3,310
Genentech Inc.	4.750%	7/15/15	3,250	3,557
General Mills Inc.	5.200%	3/17/15	1,100	1,183
General Mills Inc.	5.700%	2/15/17	7,850	8,585
General Mills Inc.	5.650%	2/15/19	6,875	7,442
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,250	15,614
Hasbro Inc.	6.300%	9/15/17	2,175	2,273
Hershey Co.	5.450%	9/1/16	2,100	2,204
Hospira Inc.	6.400%	5/15/15	1,875	2,092
Hospira Inc.	6.050%	3/30/17	2,000	2,114

Johnson & Johnson	5.550%	8/15/17	550	617
Johnson & Johnson	5.150%	7/15/18	7,325	8,036
Kimberly-Clark Corp.	4.875%	8/15/15	1,025	1,117
Kimberly-Clark Corp.	6.125%	8/1/17	7,000	7,911
Kimberly-Clark Corp.	6.250%	7/15/18	675	771
Koninklijke Philips Electronics NV	5.750%	3/11/18	7,100	7,585
Kraft Foods Inc.	6.500%	8/11/17	16,450	17,838
Kraft Foods Inc.	6.125%	2/1/18	5,750	6,110
Kraft Foods Inc.	6.125%	8/23/18	700	745
Kroger Co.	4.950%	1/15/15	6,825	7,194
Kroger Co.	6.400%	8/15/17	1,950	2,171
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,250	1,281
Lorillard Tobacco Co.	8.125%	6/23/19	4,900	5,558
McKesson Corp.	5.700%	3/1/17	1,000	1,044
Mckesson Corp.	7.500%	2/15/19	1,825	2,151
Medco Health Solutions Inc.	7.125%	3/15/18	4,100	4,647
Medtronic Inc.	4.750%	9/15/15	3,200	3,403
Medtronic Inc.	5.600%	3/15/19	1,525	1,687
Merck & Co. Inc./NJ	4.750%	3/1/15	5,425	5,860
Merck & Co. Inc./NJ	4.000%	6/30/15	5,450	5,704
Merck & Co. Inc./NJ	5.000%	6/30/19	5,250	5,584
Novant Health Inc.	5.850%	11/1/19	1,300	1,329
Novartis Securities Investment Ltd.	5.125%	2/10/19	15,875	16,865
PepsiAmericas Inc.	4.875%	1/15/15	2,875	3,102
PepsiAmericas Inc.	5.000%	5/15/17	750	783
PepsiCo Inc./NC	5.000%	6/1/18	9,200	9,841
PepsiCo Inc./NC	7.900%	11/1/18	8,700	11,027
Pfizer Inc.	5.350%	3/15/15	15,200	16,743
Pfizer Inc.	6.200%	3/15/19	16,200	18,264
Philip Morris International Inc.	5.650%	5/16/18	11,975	12,810
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,637
Procter & Gamble Co.	4.850%	12/15/15	5,000	5,532
Procter & Gamble Co.	4.700%	2/15/19	3,350	3,514
Quest Diagnostics Inc./DE	5.450%	11/1/15	1,900	2,014
Quest Diagnostics Inc./DE	6.400%	7/1/17	1,325	1,441
Reynolds American Inc.	7.625%	6/1/16	1,000	1,070
Reynolds American Inc.	6.750%	6/15/17	6,500	6,646
Safeway Inc.	6.350%	8/15/17	3,875	4,316
Safeway Inc.	5.000%	8/15/19	1,525	1,560
Schering-Plough Corp.	6.000%	9/15/17	4,875	5,470
St Jude Medical Inc.	4.875%	7/15/19	2,650	2,743
Sysco Corp.	5.250%	2/12/18	2,500	2,669
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	2,675	2,880
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,599
UST Inc.	5.750%	3/1/18	975	965
Wyeth	5.500%	2/15/16	5,000	5,427
Wyeth	5.450%	4/1/17	1,725	1,871

Energy (2.7%)
Anadarko Petroleum Corp.	5.950%	9/15/16	11,200	11,880
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	3,000
Apache Corp.	5.625%	1/15/17	3,625	3,944
Apache Corp.	6.900%	9/15/18	2,800	3,323
Baker Hughes Inc.	7.500%	11/15/18	3,000	3,640
BJ Services Co.	6.000%	6/1/18	1,225	1,283
BP Capital Markets PLC	3.875%	3/10/15	8,425	8,682
BP Capital Markets PLC	4.750%	3/10/19	3,975	4,173
Cameron International Corp.	6.375%	7/15/18	1,600	1,707

Canadian Natural Resources Ltd.	4.900%	12/1/14	3,300	3,483
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,300
Canadian Natural Resources Ltd.	5.700%	5/15/17	3,625	3,853
3 Cenovus Energy Inc.	5.700%	10/15/19	2,625	2,704
Chevron Corp.	4.950%	3/3/19	6,300	6,711
ConocoPhillips	4.600%	1/15/15	5,300	5,642
ConocoPhillips	5.750%	2/1/19	10,875	11,790
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,825	10,822
Devon Energy Corp.	6.300%	1/15/19	3,575	3,948
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,050	2,146
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,131
EnCana Corp.	5.900%	12/1/17	4,225	4,516
EnCana Corp.	6.500%	5/15/19	1,100	1,220
EOG Resources Inc.	5.875%	9/15/17	3,300	3,657
EOG Resources Inc.	6.875%	10/1/18	2,000	2,363
Halliburton Co.	6.150%	9/15/19	4,300	4,824
Hess Corp.	8.125%	2/15/19	4,200	5,029
Husky Energy Inc.	6.150%	6/15/19	510	548
Marathon Oil Corp.	6.000%	10/1/17	12,375	13,051
Marathon Oil Corp.	5.900%	3/15/18	150	157
Nabors Industries Inc.	6.150%	2/15/18	5,475	5,454
Nabors Industries Inc.	9.250%	1/15/19	4,800	5,705
Nexen Inc.	5.650%	5/15/17	1,850	1,843
Nexen Inc.	6.200%	7/30/19	2,000	2,066
Noble Energy Inc.	8.250%	3/1/19	4,000	4,813
PC Financial Partnership	5.000%	11/15/14	3,375	3,501
Petro-Canada	6.050%	5/15/18	2,225	2,321
Questar Market Resources Inc.	6.050%	9/1/16	600	605
Questar Market Resources Inc.	6.800%	4/1/18	2,000	2,064
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,296
Shell International Finance BV	3.250%	9/22/15	3,750	3,764
Shell International Finance BV	5.200%	3/22/17	2,775	2,977
Shell International Finance BV	4.300%	9/22/19	9,000	9,031
Smith International Inc.	9.750%	3/15/19	4,500	5,543
Statoilhydro ASA	5.250%	4/15/19	7,825	8,428
Suncor Energy Inc.	6.100%	6/1/18	5,200	5,479
Sunoco Inc.	4.875%	10/15/14	950	959
Sunoco Inc.	5.750%	1/15/17	2,075	2,032
Talisman Energy Inc.	5.125%	5/15/15	2,150	2,162
Talisman Energy Inc.	7.750%	6/1/19	2,375	2,795
Transocean Inc.	6.000%	3/15/18	4,750	5,071
Valero Energy Corp.	6.125%	6/15/17	6,000	6,191
Valero Energy Corp.	9.375%	3/15/19	4,000	4,661
Weatherford International Inc.	6.350%	6/15/17	3,535	3,765
Weatherford International Ltd.	5.500%	2/15/16	3,000	3,023
Weatherford International Ltd.	6.000%	3/15/18	2,575	2,677
Weatherford International Ltd.	9.625%	3/1/19	4,825	5,929
XTO Energy Inc.	5.000%	1/31/15	400	420
XTO Energy Inc.	5.300%	6/30/15	275	293
XTO Energy Inc.	6.250%	8/1/17	6,125	6,620
XTO Energy Inc.	5.500%	6/15/18	5,000	5,161
XTO Energy Inc.	6.500%	12/15/18	4,100	4,521

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	1,300	1,392

Technology (1.7%)
Agilent Technologies Inc.	5.500%	9/14/15	1,400	1,428

Agilent Technologies Inc.	6.500%	11/1/17	4,025	4,137
Avnet Inc.	6.625%	9/15/16	3,000	3,147
BMC Software Inc.	7.250%	6/1/18	1,550	1,682
Cisco Systems Inc.	5.500%	2/22/16	16,775	18,419
Cisco Systems Inc.	4.950%	2/15/19	7,350	7,693
Computer Sciences Corp.	6.500%	3/15/18	4,800	5,274
Corning Inc.	6.625%	5/15/19	950	1,039
Dell Inc.	5.650%	4/15/18	2,500	2,619
Dell Inc.	5.875%	6/15/19	2,325	2,487
Equifax Inc.	6.300%	7/1/17	1,300	1,330
Fiserv Inc.	6.800%	11/20/17	3,150	3,457
Harris Corp.	5.000%	10/1/15	1,425	1,480
Harris Corp.	5.950%	12/1/17	775	829
Harris Corp.	6.375%	6/15/19	1,425	1,567
Hewlett-Packard Co.	5.400%	3/1/17	2,750	2,964
Hewlett-Packard Co.	5.500%	3/1/18	5,375	5,839
International Business Machines Corp.	5.700%	9/14/17	23,375	25,743
International Game Technology	7.500%	6/15/19	2,100	2,328
Intuit Inc.	5.750%	3/15/17	1,025	1,068
Lexmark International Inc.	6.650%	6/1/18	2,975	2,869
Microsoft Corp.	4.200%	6/1/19	7,375	7,589
Motorola Inc.	6.000%	11/15/17	725	693
Nokia OYJ	5.375%	5/15/19	2,125	2,234
Oracle Corp.	5.250%	1/15/16	16,575	17,995
Oracle Corp.	5.750%	4/15/18	8,000	8,745
Oracle Corp.	5.000%	7/8/19	1,750	1,839
Pitney Bowes Inc.	4.750%	1/15/16	6,175	6,341
Pitney Bowes Inc.	5.750%	9/15/17	2,400	2,589
Pitney Bowes Inc.	4.750%	5/15/18	1,625	1,636
Tyco Electronics Group SA	6.550%	10/1/17	1,250	1,305
Xerox Corp.	6.400%	3/15/16	5,700	5,973
Xerox Corp.	6.750%	2/1/17	1,850	1,970
Xerox Corp.	6.350%	5/15/18	5,575	5,777

Transportation (0.7%)
2 American Airlines Pass Through Trust 2009 - 1A	10.375%	7/2/19	1,200	1,308
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	5,150	5,541
Burlington Northern Santa Fe Corp.	5.750%	3/15/18	2,500	2,716
Canadian National Railway Co.	5.800%	6/1/16	1,950	2,123
Canadian National Railway Co.	5.850%	11/15/17	500	554
Canadian National Railway Co.	5.550%	5/15/18	900	983
Con-Way Inc.	7.250%	1/15/18	2,000	2,030
2 Continental Airlines Inc.	6.648%	9/15/17	1,536	1,444
2 Continental Airlines Inc.	6.900%	1/2/18	1,484	1,387
2 Continental Airlines Inc.	6.545%	2/2/19	767	736
CSX Corp.	6.250%	4/1/15	4,000	4,438
CSX Corp.	5.600%	5/1/17	3,850	4,029
CSX Corp.	6.250%	3/15/18	4,000	4,376
CSX Corp.	7.375%	2/1/19	1,500	1,768
FedEx Corp.	8.000%	1/15/19	1,000	1,211
3 Norfolk Southern Corp.	5.750%	1/15/16	2,050	2,194
Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,835
Norfolk Southern Corp.	5.750%	4/1/18	3,000	3,272
Ryder System Inc.	7.200%	9/1/15	1,775	1,897
Ryder System Inc.	5.850%	11/1/16	1,000	1,012
Southwest Airlines Co.	5.250%	10/1/14	2,000	2,021
Southwest Airlines Co.	5.750%	12/15/16	1,300	1,292

Southwest Airlines Co.	5.125%	3/1/17	650	605
Union Pacific Corp.	7.000%	2/1/16	550	626
Union Pacific Corp.	5.650%	5/1/17	3,300	3,529
Union Pacific Corp.	5.750%	11/15/17	4,675	5,033
Union Pacific Corp.	5.700%	8/15/18	4,325	4,633
United Parcel Service Inc.	5.500%	1/15/18	1,600	1,749
United Parcel Service Inc.	5.125%	4/1/19	2,200	2,366
				1,979,894
Utilities (4.6%)
Electric (3.0%)
Alabama Power Co.	5.500%	10/15/17	2,100	2,298
American Water Capital Corp.	6.085%	10/15/17	3,025	3,197
Arizona Public Service Co.	4.650%	5/15/15	3,825	3,775
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,408
Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,265
Carolina Power & Light Co.	5.300%	1/15/19	9,400	10,219
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	4,527
Cleveland Electric Illuminating Co.	7.880%	11/1/17	250	303
Commonwealth Edison Co.	4.700%	4/15/15	700	733
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,172
Commonwealth Edison Co.	6.150%	9/15/17	4,250	4,697
Commonwealth Edison Co.	5.800%	3/15/18	650	701
Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,275
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,350	3,598
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,000	5,451
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,000	2,381
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,387
Consolidated Natural Gas Co.	5.000%	12/1/14	3,125	3,330
Constellation Energy Group Inc.	4.550%	6/15/15	3,750	3,687
Consumers Energy Co.	5.500%	8/15/16	3,850	4,015
Consumers Energy Co.	6.700%	9/15/19	3,200	3,688
Dominion Resources Inc./VA	5.150%	7/15/15	7,925	8,420
Dominion Resources Inc./VA	6.000%	11/30/17	5,750	6,268
Dominion Resources Inc./VA	8.875%	1/15/19	1,475	1,866
2 Dominion Resources Inc./VA	7.500%	6/30/66	500	452
Duke Energy Carolinas LLC	5.250%	1/15/18	3,000	3,195
Duke Energy Carolinas LLC	5.100%	4/15/18	5,750	6,132
Duke Energy Corp.	5.050%	9/15/19	2,100	2,115
Duke Energy Indiana Inc.	6.050%	6/15/16	1,500	1,646
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,600	2,741
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,226
Exelon Corp.	4.900%	6/15/15	6,025	6,270
Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,845
3 FirstEnergy Solutions Corp.	4.800%	2/15/15	900	930
Florida Power & Light Co.	5.550%	11/1/17	3,950	4,381
Florida Power Corp.	5.650%	6/15/18	2,100	2,311
FPL Group Capital Inc.	6.000%	3/1/19	2,500	2,794
2 FPL Group Capital Inc.	6.350%	10/1/66	1,825	1,661
2 FPL Group Capital Inc.	6.650%	6/15/67	1,700	1,573
2 FPL Group Capital Inc.	7.300%	9/1/67	1,000	976
Georgia Power Co.	5.700%	6/1/17	7,000	7,726
Illinois Power Co.	6.125%	11/15/17	3,100	3,318
Illinois Power Co.	6.250%	4/1/18	2,000	2,107
Illinois Power Co.	9.750%	11/15/18	3,300	4,117
Indiana Michigan Power Co.	7.000%	3/15/19	1,250	1,446
2 Integrys Energy Group Inc.	6.110%	12/1/66	1,500	1,161
Jersey Central Power & Light Co.	5.625%	5/1/16	5,675	6,016

Jersey Central Power & Light Co.	5.650%	6/1/17	5,475	5,784
Midamerican Energy Co.	5.950%	7/15/17	925	1,005
Midamerican Energy Co.	5.300%	3/15/18	4,900	5,135
Midamerican Energy Holdings Co.	5.750%	4/1/18	4,350	4,696
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	263
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	9,925	10,497
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	2,525	3,329
Nevada Power Co.	6.500%	5/15/18	2,675	2,922
Nevada Power Co.	6.500%	8/1/18	3,575	3,912
NiSource Finance Corp.	10.750%	3/15/16	1,000	1,165
NiSource Finance Corp.	5.250%	9/15/17	500	464
NiSource Finance Corp.	6.400%	3/15/18	5,350	5,452
NiSource Finance Corp.	6.800%	1/15/19	850	867
Northern States Power Co./MN	5.250%	3/1/18	5,350	5,745
NSTAR Electric Co.	5.625%	11/15/17	975	1,076
Ohio Edison Co.	6.400%	7/15/16	1,200	1,309
Ohio Power Co.	6.000%	6/1/16	2,425	2,617
Oncor Electric Delivery Co.	6.375%	1/15/15	4,055	4,521
Pacific Gas & Electric Co.	5.625%	11/30/17	4,850	5,285
Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,684
PacifiCorp	5.650%	7/15/18	2,575	2,815
PECO Energy Co.	5.350%	3/1/18	2,475	2,646
Pennsylvania Electric Co.	6.050%	9/1/17	800	862
PPL Energy Supply LLC	6.200%	5/15/16	3,575	3,823
PPL Energy Supply LLC	6.500%	5/1/18	750	814
Progress Energy Inc.	5.625%	1/15/16	1,425	1,523
Progress Energy Inc.	7.050%	3/15/19	1,800	2,093
PSEG Power LLC	5.500%	12/1/15	3,125	3,385
Public Service Co. of Colorado	5.125%	6/1/19	1,625	1,742
San Diego Gas & Electric Co.	5.300%	11/15/15	300	333
Sierra Pacific Power Co.	6.000%	5/15/16	2,525	2,680
South Carolina Electric & Gas Co.	6.500%	11/1/18	800	929
Southern California Edison Co.	4.650%	4/1/15	2,875	3,100
Southern California Edison Co.	5.000%	1/15/16	675	724
Southern Power Co.	4.875%	7/15/15	1,125	1,176
Southwestern Electric Power Co.	5.550%	1/15/17	3,500	3,593
Southwestern Electric Power Co.	6.450%	1/15/19	2,075	2,279
Tampa Electric Co.	6.100%	5/15/18	2,150	2,313
TransAlta Corp.	6.750%	7/15/12	125	132
TransAlta Corp.	6.650%	5/15/18	2,975	3,042
Union Electric Co.	5.400%	2/1/16	300	311
Union Electric Co.	6.700%	2/1/19	4,000	4,515
United Utilities PLC	5.375%	2/1/19	1,000	990
Virginia Electric and Power Co.	5.400%	1/15/16	4,450	4,753
Westar Energy Inc.	8.625%	12/1/18	2,000	2,493
2 Wisconsin Energy Corp.	6.250%	5/15/67	5,275	4,376
Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,335

Natural Gas (1.6%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,372
Atmos Energy Corp.	4.950%	10/15/14	3,400	3,603
Atmos Energy Corp.	8.500%	3/15/19	600	743
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	3,657
Buckeye Partners LP	6.050%	1/15/18	4,550	4,789
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,386

CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,000	5,202
El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,767
Enbridge Energy Partners LP	6.500%	4/15/18	3,075	3,313
Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,112
Enbridge Inc.	5.600%	4/1/17	3,550	3,771
Energy Transfer Partners LP	5.950%	2/1/15	5,250	5,554
Energy Transfer Partners LP	6.125%	2/15/17	4,850	5,059
Energy Transfer Partners LP	9.000%	4/15/19	3,200	3,848
Enterprise Products Operating LLC	5.600%	10/15/14	6,250	6,699
Enterprise Products Operating LLC	6.300%	9/15/17	2,525	2,728
Enterprise Products Operating LLC	6.500%	1/31/19	2,300	2,520
EQT Corp.	6.500%	4/1/18	3,800	3,923
EQT Corp.	8.125%	6/1/19	1,000	1,153
Kinder Morgan Energy Partners LP	5.125%	11/15/14	10,100	10,506
Kinder Morgan Energy Partners LP	5.625%	2/15/15	1,300	1,392
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,048
Kinder Morgan Energy Partners LP	5.950%	2/15/18	250	261
Magellan Midstream Partners LP	5.650%	10/15/16	650	680
Magellan Midstream Partners LP	6.550%	7/15/19	3,475	3,857
National Grid PLC	6.300%	8/1/16	6,200	6,789
Nustar Logistics	7.650%	4/15/18	2,900	3,144
ONEOK Inc.	5.200%	6/15/15	3,100	3,225
ONEOK Partners LP	6.150%	10/1/16	5,125	5,436
ONEOK Partners LP	8.625%	3/1/19	2,900	3,462
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,000	2,116
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	2,525	2,801
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,500	2,607
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	2,675	2,864
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	200	241
Sempra Energy	6.150%	6/15/18	2,800	3,023
Sempra Energy	9.800%	2/15/19	4,370	5,583
3 Southern Natural Gas Co.	5.900%	4/1/17	6,525	6,721
Spectra Energy Capital LLC	6.200%	4/15/18	1,700	1,833
TEPPCO Partners LP	6.650%	4/15/18	550	596
Texas Gas Transmission LLC	4.600%	6/1/15	500	504
TransCanada PipeLines Ltd.	6.500%	8/15/18	5,000	5,643
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,500	2,948
2 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,475	5,654
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	2,702

Other Utility (0.0%)
Veolia Environnement	6.000%	6/1/18	3,500	3,762
				436,902
Total Corporate Bonds (Cost $3,686,794)				3,903,906
Sovereign Bonds (U.S. Dollar-Denominated) (6.5%)
Asian Development Bank/Pasig	5.500%	6/27/16	6,900	7,604
Asian Development Bank/Pasig	5.250%	6/12/17	2,300	2,495
Asian Development Bank/Pasig	5.593%	7/16/18	1,975	2,197
Brazilian Government International Bond	7.875%	3/7/15	10,000	11,756
Brazilian Government International Bond	6.000%	1/17/17	16,000	17,200
2 Brazilian Government International Bond	8.000%	1/15/18	14,450	16,690
Brazilian Government International Bond	5.875%	1/15/19	2,450	2,622
China Development Bank Corp.	4.750%	10/8/14	2,700	2,836
China Development Bank Corp.	5.000%	10/15/15	3,450	3,607

Corp Andina de Fomento	5.750%	1/12/17	3,950	4,020
Corp Andina de Fomento	8.125%	6/4/19	5,500	6,404
Development Bank of Japan	4.250%	6/9/15	2,325	2,425
Development Bank of Japan	5.125%	2/1/17	3,700	4,006
Eksportfinans ASA	5.500%	5/25/16	3,125	3,366
Eksportfinans ASA	5.500%	6/26/17	4,600	4,935
European Investment Bank	4.875%	2/16/16	9,250	10,180
European Investment Bank	5.125%	9/13/16	11,550	13,024
European Investment Bank	4.875%	1/17/17	14,975	16,281
European Investment Bank	5.125%	5/30/17	18,500	20,298
Export-Import Bank of Korea	5.875%	1/14/15	3,300	3,482
Export-Import Bank of Korea	5.125%	3/16/15	6,000	6,010
Hungary Government International Bond	4.750%	2/3/15	5,350	5,348
Hydro Quebec	7.500%	4/1/16	2,500	3,076
Inter-American Development Bank	4.250%	9/14/15	9,420	9,645
Inter-American Development Bank	5.125%	9/13/16	6,700	7,141
Inter-American Development Bank	3.875%	9/17/19	3,650	3,664
International Bank for Reconstruction &
Development	5.000%	4/1/16	9,375	10,085
Israel Government International Bond	5.500%	11/9/16	4,025	4,369
Israel Government International Bond	5.125%	3/26/19	9,200	9,377
Italian Republic	4.500%	1/21/15	5,650	5,975
Italian Republic	4.750%	1/25/16	13,275	14,014
Italian Republic	5.250%	9/20/16	25,700	27,960
Italian Republic	5.375%	6/12/17	425	460
Japan Finance Organization for Municipalities	4.625%	4/21/15	5,600	5,801
Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	3,974
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	27,200	30,327
Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	3,000	3,272
^ Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	17,700	18,681
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	16,675	17,786
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	7,150	7,794
Landwirtschaftliche Rentenbank	4.875%	11/16/15	6,525	6,938
Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,775	9,363
Mexico Government International Bond	6.625%	3/3/15	11,825	13,045
Mexico Government International Bond	11.375%	9/15/16	1,725	2,389
Mexico Government International Bond	5.625%	1/15/17	18,700	19,345
Nordic Investment Bank	5.000%	2/1/17	7,650	8,279
Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,600	2,662
Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,000	5,241
Oesterreichische Kontrollbank AG	5.000%	4/25/17	6,425	6,872
Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,788
Pemex Project Funding Master Trust	5.750%	3/1/18	14,400	14,279
Peruvian Government International Bond	9.875%	2/6/15	8,075	10,154
Peruvian Government International Bond	8.375%	5/3/16	2,000	2,405
Petrobras International Finance Co.	6.125%	10/6/16	8,475	9,065
Petrobras International Finance Co.	5.875%	3/1/18	6,325	6,513
Petrobras International Finance Co.	8.375%	12/10/18	1,500	1,774
Petrobras International Finance Co.	7.875%	3/15/19	11,950	13,743
3 Petroleos Mexicanos	4.875%	3/15/15	5,350	5,317
Petroleos Mexicanos	8.000%	5/3/19	6,225	7,109
Poland Government International Bond	5.000%	10/19/15	4,500	4,721
Poland Government International Bond	6.375%	7/15/19	14,275	15,969
Province of Manitoba Canada	4.900%	12/6/16	4,000	4,272
Province of Ontario Canada	4.750%	1/19/16	12,725	13,616
Province of Ontario Canada	5.450%	4/27/16	7,100	7,906
Province of Ontario Canada	4.000%	10/7/19	2,400	2,393
Province of Quebec Canada	4.600%	5/26/15	4,800	5,106

Province of Quebec Canada	5.125%	11/14/16	8,975	9,827
Province of Quebec Canada	4.625%	5/14/18	5,900	6,098
Republic of Korea	7.125%	4/16/19	6,550	7,645
Republic of Peru	7.125%	3/30/19	2,900	3,313
South Africa Government International Bond	6.875%	5/27/19	9,150	10,237
Svensk Exportkredit AB	5.125%	3/1/17	6,250	6,698
United Mexican States	5.950%	3/19/19	11,500	12,046
Total Sovereign Bonds (Cost $570,319)				607,315
Taxable Municipal Bonds (0.2%)
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	2,500	2,589
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	800	831
Board of Trustees of The Leland Stanford
Junior University	4.750%	5/1/19	800	848
California GO	5.950%	4/1/16	2,800	3,000
Dartmouth College	4.750%	6/1/19	1,000	1,049
Howard Hughes Medical Institute	3.450%	9/1/14	2,750	2,830
Wisconsin Public Service Rev.	4.800%	5/1/13	1,350	1,468
Total Taxable Municipal Bonds (Cost $11,983)				12,615
			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
[4,5] Vanguard Market Liquidity Fund (Cost $115,086)	0.267%		115,086,421	115,086
Total Investments (99.9%) (Cost $8,964,504)				9,390,363
Other Assets and Liabilities-Net (0.1%)[5]				12,039
Net Assets (100%)				9,402,402

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,514,000.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $65,514,000, representing 0.7% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $2,520,000 of collateral received for securities on loan.
GO—General Obligation Bond.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	-	4,748,670	-
Asset-Backed/Commercial Mortgage-Backed Securities	-	2,771	-
Corporate Bonds	-	3,903,906	-
Sovereign Bonds	-	607,315	-
Taxable Municipal Bonds	-	12,615	-
Temporary Cash Investments	115,086	-	-
Total	115,086	9,275,277	-

At September 30, 2009, the cost of investment securities for tax purposes was $8,964,504,000. Net unrealized appreciation of investment securities for tax purposes was $425,859,000, consisting of unrealized gains of $473,762,000 on securities that had risen in value since their purchase and $47,903,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund

Schedule of Investments
As of September 30, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (42.6%)
U.S. Government Securities (37.7%)
	United States Treasury Note/Bond	4.750%	2/15/10	210	214
	United States Treasury Note/Bond	2.625%	5/31/10	825	838
	United States Treasury Note/Bond	1.250%	11/30/10	1,050	1,059
	United States Treasury Note/Bond	1.125%	6/30/11	850	855
	United States Treasury Note/Bond	2.250%	5/31/14	150	151
	United States Treasury Note/Bond	2.750%	2/15/19	150	143
	United States Treasury Note/Bond	3.625%	8/15/19	4,600	4,722
	United States Treasury Note/Bond	8.500%	2/15/20	10	14
	United States Treasury Note/Bond	8.750%	8/15/20	480	704
	United States Treasury Note/Bond	7.875%	2/15/21	8,455	11,791
	United States Treasury Note/Bond	8.125%	5/15/21	15	21
	United States Treasury Note/Bond	8.125%	8/15/21	36,360	51,790
	United States Treasury Note/Bond	8.000%	11/15/21	97,295	137,764
	United States Treasury Note/Bond	7.250%	8/15/22	11,695	15,783
	United States Treasury Note/Bond	7.625%	11/15/22	36,745	51,139
	United States Treasury Note/Bond	7.125%	2/15/23	44,935	60,269
	United States Treasury Note/Bond	6.250%	8/15/23	68,300	85,642
	United States Treasury Note/Bond	7.500%	11/15/24	25,350	35,696
	United States Treasury Note/Bond	7.625%	2/15/25	75	107
	United States Treasury Note/Bond	6.875%	8/15/25	1,250	1,681
	United States Treasury Note/Bond	6.000%	2/15/26	1,400	1,738
	United States Treasury Note/Bond	6.750%	8/15/26	1,465	1,960
	United States Treasury Note/Bond	6.500%	11/15/26	800	1,048
	United States Treasury Note/Bond	6.625%	2/15/27	15,480	20,538
	United States Treasury Note/Bond	6.375%	8/15/27	42,720	55,556
	United States Treasury Note/Bond	6.125%	11/15/27	13,850	17,600
	United States Treasury Note/Bond	5.500%	8/15/28	26,280	31,368
	United States Treasury Note/Bond	5.250%	11/15/28	270	314
	United States Treasury Note/Bond	5.250%	2/15/29	250	290
	United States Treasury Note/Bond	6.125%	8/15/29	37,805	48,573
	United States Treasury Note/Bond	6.250%	5/15/30	5,630	7,371
	United States Treasury Note/Bond	5.375%	2/15/31	45,690	54,321
	United States Treasury Note/Bond	4.500%	2/15/36	1,950	2,095
	United States Treasury Note/Bond	4.750%	2/15/37	36,250	40,458
	United States Treasury Note/Bond	5.000%	5/15/37	52,325	60,656
	United States Treasury Note/Bond	4.375%	2/15/38	45,758	48,217
	United States Treasury Note/Bond	4.500%	5/15/38	68,110	73,314
	United States Treasury Note/Bond	3.500%	2/15/39	65,783	59,605
	United States Treasury Note/Bond	4.250%	5/15/39	86,970	90,000
					1,075,405
Agency Bonds and Notes (4.9%)
1	Federal Farm Credit Bank	5.150%	11/15/19	1,000	1,098
1	Federal Home Loan Banks	5.250%	12/11/20	1,500	1,651
1	Federal Home Loan Banks	5.625%	6/11/21	2,900	3,268
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,092
1	Federal Home Loan Banks	5.500%	7/15/36	3,700	4,067
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,876
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	8,925	11,692

1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	5,725	7,148
1	Federal National Mortgage Assn.	0.000%	10/9/19	10,300	6,153
1	Federal National Mortgage Assn.	6.250%	5/15/29	9,975	12,241
1	Federal National Mortgage Assn.	7.125%	1/15/30	12,075	16,272
1	Federal National Mortgage Assn.	7.250%	5/15/30	6,635	9,075
1	Federal National Mortgage Assn.	6.625%	11/15/30	9,800	12,643
1	Federal National Mortgage Assn.	5.625%	7/15/37	2,325	2,623
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,178
1	Financing Corp.	8.600%	9/26/19	1,275	1,769
	Israel Government AID Bond	5.500%	9/18/23	1,375	1,514
	Israel Government AID Bond	5.500%	12/4/23	5,325	5,868
	Israel Government AID Bond	5.500%	4/26/24	2,900	3,198
	Resolution Funding Corp.	8.625%	1/15/21	850	1,200
1	Tennessee Valley Authority	4.500%	4/1/18	2,475	2,562
1	Tennessee Valley Authority	6.750%	11/1/25	4,500	5,616
1	Tennessee Valley Authority	7.125%	5/1/30	1,250	1,601
1	Tennessee Valley Authority	4.650%	6/15/35	2,825	2,689
1	Tennessee Valley Authority	5.880%	4/1/36	1,000	1,139
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,154
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,901
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,259
1	Tennessee Valley Authority	5.250%	9/15/39	2,175	2,282
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	2,436
1	Tennessee Valley Authority	5.375%	4/1/56	1,850	1,980
					139,245
Total U.S. Government and Agency Obligations (Cost $1,142,154)					1,214,650
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	PSE&G Transition Funding LLC
	(Cost $2,500)	6.890%	12/15/17	2,500	2,953
Corporate Bonds (46.7%)
Finance (10.1%)
	Banking (6.1%)
	Abbey National PLC	7.950%	10/26/29	3,700	3,872
	American Express Co.	8.150%	3/19/38	1,950	2,425
	Bank of America Corp.	6.800%	3/15/28	375	378
	Bank of America Corp.	6.500%	9/15/37	1,600	1,642
	Bank of America NA	6.000%	10/15/36	3,375	3,444
	Bank One Corp.	7.750%	7/15/25	2,000	2,354
	Bank One Corp.	7.625%	10/15/26	4,350	5,176
	BB&T Capital Trust II	6.750%	6/7/36	4,225	3,977
2	BB&T Capital Trust IV	6.820%	6/12/57	650	531
	BB&T Corp.	5.250%	11/1/19	1,000	995
	Capital One Capital III	7.686%	8/15/36	1,700	1,436
	Capital One Capital IV	6.745%	2/17/37	1,100	836
	Capital One Capital V	10.250%	8/15/39	2,000	2,223
[2,3] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	450	445
	Citigroup Inc.	6.625%	6/15/32	2,750	2,514
	Citigroup Inc.	5.875%	2/22/33	2,750	2,274
	Citigroup Inc.	6.000%	10/31/33	1,700	1,410
	Citigroup Inc.	5.850%	12/11/34	2,300	2,038
	Citigroup Inc.	6.125%	8/25/36	6,725	5,821
	Citigroup Inc.	5.875%	5/29/37	2,100	1,836
	Citigroup Inc.	6.875%	3/5/38	3,875	3,783
	Citigroup Inc.	8.125%	7/15/39	5,275	5,919
2	Comerica Capital Trust II	6.576%	2/20/37	1,500	1,057
	Compass Bank	5.900%	4/1/26	1,075	818
3	Corestates Capital I	8.000%	12/15/26	2,300	2,093

Credit Suisse USA Inc.	7.125%	7/15/32	2,100	2,600
Fifth Third Bancorp	8.250%	3/1/38	2,825	2,628
First Union Institutional Capital I	8.040%	12/1/26	500	475
FleetBoston Financial Corp.	6.875%	1/15/28	400	406
Goldman Sachs Capital I	6.345%	2/15/34	7,350	6,831
Goldman Sachs Group Inc.	5.750%	10/1/16	75	79
Goldman Sachs Group Inc.	5.950%	1/15/27	5,950	5,793
Goldman Sachs Group Inc.	6.125%	2/15/33	5,150	5,369
Goldman Sachs Group Inc.	6.750%	10/1/37	10,775	11,135
HSBC Bank USA NA/New York NY	5.875%	11/1/34	4,100	4,212
HSBC Bank USA NA/New York NY	5.625%	8/15/35	5,300	5,304
HSBC Holdings PLC	7.625%	5/17/32	1,050	1,231
HSBC Holdings PLC	7.350%	11/27/32	200	229
HSBC Holdings PLC	6.500%	5/2/36	2,925	3,201
HSBC Holdings PLC	6.500%	9/15/37	4,075	4,498
HSBC Holdings PLC	6.800%	6/1/38	2,050	2,332
JP Morgan Chase Capital XV	5.875%	3/15/35	2,350	2,115
JP Morgan Chase Capital XVII	5.850%	8/1/35	425	381
JP Morgan Chase Capital XX	6.550%	9/29/36	3,375	3,135
JP Morgan Chase Capital XXII	6.450%	2/2/37	3,075	2,751
JP Morgan Chase Capital XXV	6.800%	10/1/37	3,750	3,821
JPMorgan Chase & Co.	6.400%	5/15/38	3,050	3,429
KeyBank NA	6.950%	2/1/28	2,068	1,843
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,775	4,494
Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,500	3,305
Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,500	5,098
Morgan Stanley	6.250%	8/9/26	3,650	3,805
Morgan Stanley	7.250%	4/1/32	1,150	1,306
Regions Bank/Birmingham AL	6.450%	6/26/37	2,000	1,500
SunTrust Capital VIII	6.100%	12/15/36	2,004	1,387
Swiss Bank Corp./NY	7.000%	10/15/15	1,000	1,074
Swiss Bank Corp./NY	7.375%	6/15/17	550	570
Wachovia Bank NA	5.850%	2/1/37	3,175	3,175
Wachovia Bank NA	6.600%	1/15/38	4,075	4,471
Wachovia Corp.	6.605%	10/1/25	725	743
Wachovia Corp.	7.500%	4/15/35	150	158
Wachovia Corp.	5.500%	8/1/35	4,000	3,690
Wachovia Corp.	6.550%	10/15/35	125	120
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,412
Wells Fargo Bank NA	5.950%	8/26/36	1,475	1,495
Wells Fargo Capital X	5.950%	12/15/36	1,650	1,411

Brokerage (0.1%)
Jefferies Group Inc.	6.450%	6/8/27	1,500	1,263
Jefferies Group Inc.	6.250%	1/15/36	1,400	1,120

Finance Companies (1.4%)
General Electric Capital Corp.	6.750%	3/15/32	17,950	18,476
General Electric Capital Corp.	6.150%	8/7/37	6,800	6,454
General Electric Capital Corp.	5.875%	1/14/38	9,925	9,008
General Electric Capital Corp.	6.875%	1/10/39	5,525	5,721
SLM Corp.	5.625%	8/1/33	1,950	1,208

Insurance (2.5%)
ACE Capital Trust II	9.700%	4/1/30	850	854
AEGON Funding Co. LLC	5.750%	12/15/20	1,000	933
Aetna Inc.	6.625%	6/15/36	1,850	1,930
Aetna Inc.	6.750%	12/15/37	1,350	1,439

Allstate Corp.	6.125%	12/15/32	1,250	1,343
Allstate Corp.	5.350%	6/1/33	1,950	1,899
Allstate Corp.	5.550%	5/9/35	1,700	1,735
2 Allstate Corp.	6.500%	5/15/57	1,500	1,237
American International Group Inc.	6.250%	5/1/36	2,150	1,419
AON Corp.	8.205%	1/1/27	1,175	1,139
Arch Capital Group Ltd.	7.350%	5/1/34	625	608
Assurant Inc.	6.750%	2/15/34	1,200	1,023
AXA SA	8.600%	12/15/30	3,700	3,984
Chubb Corp.	6.000%	5/11/37	2,175	2,313
Chubb Corp.	6.500%	5/15/38	1,375	1,605
CIGNA Corp.	7.875%	5/15/27	500	499
CIGNA Corp.	6.150%	11/15/36	525	477
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	942
Cincinnati Financial Corp.	6.125%	11/1/34	850	706
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	700	636
Genworth Financial Inc.	6.500%	6/15/34	825	627
Hartford Financial Services Group Inc.	5.950%	10/15/36	450	355
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,400	1,156
Humana Inc.	8.150%	6/15/38	250	234
Lincoln National Corp.	6.150%	4/7/36	1,475	1,375
Loews Corp.	6.000%	2/1/35	800	765
MetLife Inc.	6.500%	12/15/32	3,000	3,369
MetLife Inc.	6.375%	6/15/34	1,150	1,285
MetLife Inc.	5.700%	6/15/35	975	1,009
MetLife Inc.	6.400%	12/15/36	3,750	3,148
Nationwide Financial Services	6.750%	5/15/37	1,000	752
Principal Financial Group Inc.	6.050%	10/15/36	1,700	1,573
Progressive Corp.	6.625%	3/1/29	1,625	1,731
Prudential Financial Inc.	5.750%	7/15/33	1,000	944
Prudential Financial Inc.	5.400%	6/13/35	1,000	852
Prudential Financial Inc.	5.900%	3/17/36	1,500	1,361
Prudential Financial Inc.	5.700%	12/14/36	2,875	2,634
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,850	1,714
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	400	392
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,182
Travelers Cos. Inc.	6.250%	6/15/37	1,825	2,075
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,726
UnitedHealth Group Inc.	5.800%	3/15/36	1,300	1,258
UnitedHealth Group Inc.	6.500%	6/15/37	1,200	1,256
UnitedHealth Group Inc.	6.625%	11/15/37	1,075	1,162
UnitedHealth Group Inc.	6.875%	2/15/38	3,700	4,058
WellPoint Inc.	5.950%	12/15/34	1,300	1,300
WellPoint Inc.	5.850%	1/15/36	2,475	2,452
WellPoint Inc.	6.375%	6/15/37	800	863
XL Capital Ltd.	6.375%	11/15/24	1,150	1,039
XL Capital Ltd.	6.250%	5/15/27	700	619
				287,546
Industrial (28.6%)
Basic Industry (1.6%)
Alcoa Inc.	5.870%	2/23/22	1,250	1,078
Alcoa Inc.	5.900%	2/1/27	3,525	2,909
Alcoa Inc.	6.750%	1/15/28	850	756
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,568
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	569
Dow Chemical Co.	7.375%	11/1/29	2,925	3,027
Dow Chemical Co.	9.400%	5/15/39	850	1,047

Eastman Chemical Co.	7.250%	1/15/24	1,300	1,396
Eastman Chemical Co.	7.600%	2/1/27	300	312
EI Du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,307
International Paper Co.	7.500%	8/15/21	2,700	2,861
Lubrizol Corp.	6.500%	10/1/34	900	943
Monsanto Co.	5.500%	8/15/25	1,350	1,421
Monsanto Co.	5.875%	4/15/38	650	718
Newmont Mining Corp.	5.125%	10/1/19	1,775	1,771
Newmont Mining Corp.	5.875%	4/1/35	1,250	1,214
Newmont Mining Corp.	6.250%	10/1/39	2,325	2,310
Nucor Corp.	6.400%	12/1/37	1,150	1,325
Placer Dome Inc.	6.450%	10/15/35	700	737
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,350	1,349
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	900	950
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	304
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,050	3,080
Rio Tinto Alcan Inc.	5.750%	6/1/35	1,250	1,194
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,500	1,648
2 Rohm & Haas Holdings Ltd.	9.800%	4/15/20	303	334
Southern Copper Corp.	7.500%	7/27/35	2,500	2,535
Vale Inco Ltd.	7.200%	9/15/32	1,050	1,099
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,450
Vale Overseas Ltd.	6.875%	11/21/36	5,625	5,773

Capital Goods (2.1%)
3M Co.	6.375%	2/15/28	500	582
3M Co.	5.700%	3/15/37	1,550	1,749
Boeing Co.	4.875%	2/15/20	2,350	2,438
Boeing Co.	8.750%	8/15/21	300	408
Boeing Co.	8.750%	9/15/31	850	1,165
Boeing Co.	6.125%	2/15/33	925	1,010
Boeing Co.	6.625%	2/15/38	1,050	1,222
Boeing Co.	6.875%	3/15/39	250	304
Boeing Co.	5.875%	2/15/40	925	989
Caterpillar Inc.	6.625%	7/15/28	1,575	1,773
Caterpillar Inc.	7.300%	5/1/31	1,200	1,456
Caterpillar Inc.	6.050%	8/15/36	1,700	1,851
Caterpillar Inc.	6.950%	5/1/42	1,425	1,632
Deere & Co.	8.100%	5/15/30	1,000	1,294
Deere & Co.	7.125%	3/3/31	200	239
Dover Corp.	5.375%	10/15/35	350	362
Dover Corp.	6.600%	3/15/38	800	987
Emerson Electric Co.	4.875%	10/15/19	1,450	1,530
Emerson Electric Co.	6.000%	8/15/32	400	445
Goodrich Corp.	6.800%	7/1/36	1,000	1,102
Honeywell International Inc.	5.700%	3/15/36	775	848
Honeywell International Inc.	5.700%	3/15/37	1,425	1,551
3 L-3 Communications Corp.	5.200%	10/15/19	2,100	2,098
Lafarge SA	7.125%	7/15/36	2,225	2,058
Lockheed Martin Corp.	7.750%	5/1/26	150	193
Lockheed Martin Corp.	6.150%	9/1/36	4,875	5,542
Northrop Grumman Systems Corp.	7.750%	2/15/31	2,815	3,713
PACTIV Corp.	7.950%	12/15/25	1,000	1,052
Parker Hannifin Corp.	6.250%	5/15/38	725	803
Raytheon Co.	7.200%	8/15/27	400	498
Republic Services Inc.	6.086%	3/15/35	225	210
Rockwell Automation Inc./DE	6.700%	1/15/28	300	332
Rockwell Automation Inc./DE	6.250%	12/1/37	1,100	1,209

Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	2,675	2,907
United Technologies Corp.	8.875%	11/15/19	545	731
United Technologies Corp.	6.700%	8/1/28	250	294
United Technologies Corp.	7.500%	9/15/29	1,875	2,385
United Technologies Corp.	5.400%	5/1/35	3,350	3,455
United Technologies Corp.	6.050%	6/1/36	1,775	2,026
United Technologies Corp.	6.125%	7/15/38	250	289
Waste Management Inc.	7.000%	7/15/28	2,000	2,193
Waste Management Inc.	7.750%	5/15/32	875	1,054
Waste Management Inc./Old	7.100%	8/1/26	800	877

Communication (7.9%)
Alltel Corp.	7.875%	7/1/32	1,850	2,305
America Movil SAB de CV	6.375%	3/1/35	1,800	1,868
America Movil SAB de CV	6.125%	11/15/37	1,200	1,207
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	995
AT&T Corp.	8.000%	11/15/31	5,100	6,284
AT&T Inc.	6.450%	6/15/34	7,750	8,272
AT&T Inc.	6.500%	9/1/37	3,350	3,591
AT&T Inc.	6.300%	1/15/38	7,500	7,913
AT&T Inc.	6.400%	5/15/38	825	880
AT&T Inc.	6.550%	2/15/39	3,950	4,308
AT&T Mobility LLC	7.125%	12/15/31	2,425	2,875
BellSouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,124
BellSouth Corp.	6.875%	10/15/31	1,275	1,398
BellSouth Corp.	6.550%	6/15/34	2,475	2,684
BellSouth Corp.	6.000%	11/15/34	1,480	1,496
BellSouth Telecommunications Inc.	6.375%	6/1/28	4,140	4,386
British Telecommunications PLC	9.625%	12/15/30	5,475	6,965
CBS Corp.	7.875%	7/30/30	2,815	2,671
CBS Corp.	5.500%	5/15/33	225	178
CenturyTel Inc.	6.875%	1/15/28	550	524
CenturyTel Inc.	7.600%	9/15/39	950	939
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	3,198	4,103
Comcast Corp.	5.650%	6/15/35	1,000	974
Comcast Corp.	6.500%	11/15/35	6,000	6,354
Comcast Corp.	6.450%	3/15/37	3,525	3,714
Comcast Corp.	6.950%	8/15/37	1,875	2,102
Comcast Corp.	6.400%	5/15/38	2,375	2,488
Comcast Corp.	6.550%	7/1/39	2,150	2,298
Deutsche Telekom International Finance BV	8.750%	6/15/30	8,825	11,444
3 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	1,900	1,902
Embarq Corp.	7.995%	6/1/36	3,000	3,135
France Telecom SA	8.500%	3/1/31	5,550	7,597
Grupo Televisa SA	6.625%	3/18/25	1,600	1,608
Grupo Televisa SA	8.500%	3/11/32	250	299
GTE Corp.	8.750%	11/1/21	900	1,128
GTE Corp.	6.940%	4/15/28	2,275	2,460
Koninklijke KPN NV	8.375%	10/1/30	1,825	2,337
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,136
New Cingular Wireless Services Inc.	8.750%	3/1/31	4,875	6,481
News America Holdings Inc.	8.150%	10/17/36	1,225	1,446
News America Holdings Inc.	7.750%	12/1/45	1,225	1,337
News America Inc.	6.550%	3/15/33	225	232
News America Inc.	6.200%	12/15/34	9,350	9,235

News America Inc.	6.400%	12/15/35	4,050	4,077
3 News America Inc.	6.900%	8/15/39	975	1,068
Pacific Bell Telephone Co.	7.125%	3/15/26	550	620
Qwest Corp.	7.500%	6/15/23	2,300	2,070
Qwest Corp.	6.875%	9/15/33	3,050	2,486
Rogers Communications Inc.	7.500%	8/15/38	1,400	1,709
TCI Communications Inc.	7.875%	2/15/26	2,200	2,601
Telecom Italia Capital SA	6.375%	11/15/33	4,025	4,191
Telecom Italia Capital SA	6.000%	9/30/34	1,400	1,374
Telecom Italia Capital SA	7.200%	7/18/36	1,625	1,848
Telecom Italia Capital SA	7.721%	6/4/38	1,375	1,633
Telefonica Emisiones SAU	7.045%	6/20/36	4,875	5,703
Telefonica Europe BV	8.250%	9/15/30	2,500	3,256
Thomson Reuters Corp.	4.700%	10/15/19	1,000	999
Thomson Reuters Corp.	5.500%	8/15/35	900	881
Time Warner Cable Inc.	6.550%	5/1/37	3,800	4,055
Time Warner Cable Inc.	7.300%	7/1/38	800	918
Time Warner Cable Inc.	6.750%	6/15/39	5,675	6,139
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,733	3,310
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,363
United States Cellular Corp.	6.700%	12/15/33	950	985
Verizon Communications Inc.	5.850%	9/15/35	2,775	2,813
Verizon Communications Inc.	6.250%	4/1/37	2,425	2,558
Verizon Communications Inc.	6.400%	2/15/38	2,750	2,951
Verizon Communications Inc.	6.900%	4/15/38	1,625	1,861
Verizon Communications Inc.	8.950%	3/1/39	2,775	3,803
Verizon Communications Inc.	7.350%	4/1/39	1,850	2,215
Verizon Global Funding Corp.	7.750%	12/1/30	7,525	8,992
Verizon Maryland Inc.	5.125%	6/15/33	500	428
Verizon New England Inc.	7.875%	11/15/29	400	442
Verizon New York Inc.	7.375%	4/1/32	650	717
Vodafone Group PLC	7.875%	2/15/30	1,000	1,239
Vodafone Group PLC	6.250%	11/30/32	200	210
Vodafone Group PLC	6.150%	2/27/37	4,775	5,073

Consumer Cyclical (3.2%)
CVS Caremark Corp.	6.250%	6/1/27	3,125	3,286
CVS Caremark Corp.	6.125%	9/15/39	2,325	2,350
Daimler Finance North America LLC	8.500%	1/18/31	3,450	4,092
Darden Restaurants Inc.	6.800%	10/15/37	850	889
Historic TW Inc.	9.150%	2/1/23	1,230	1,548
Historic TW Inc.	6.625%	5/15/29	6,975	7,270
Home Depot Inc.	5.875%	12/16/36	6,325	6,099
Johnson Controls Inc.	6.000%	1/15/36	475	451
Kohl's Corp.	6.000%	1/15/33	400	400
Kohl's Corp.	6.875%	12/15/37	1,000	1,119
Lowe's Cos. Inc.	6.875%	2/15/28	550	640
Lowe's Cos. Inc.	6.500%	3/15/29	1,800	2,003
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,345
McDonald's Corp.	6.300%	10/15/37	1,750	2,039
McDonald's Corp.	6.300%	3/1/38	875	1,020
McDonald's Corp.	5.700%	2/1/39	1,625	1,747
Nordstrom Inc.	6.950%	3/15/28	300	310
Nordstrom Inc.	7.000%	1/15/38	1,200	1,278
Target Corp.	7.000%	7/15/31	1,800	2,030
Target Corp.	6.350%	11/1/32	3,000	3,250
Target Corp.	6.500%	10/15/37	3,525	3,866
Target Corp.	7.000%	1/15/38	1,450	1,691

Time Warner Cos. Inc.	7.570%	2/1/24	500	552
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,076
Time Warner Inc.	7.625%	4/15/31	5,185	5,793
Time Warner Inc.	7.700%	5/1/32	1,040	1,174
VF Corp.	6.450%	11/1/37	1,500	1,657
Viacom Inc.	6.875%	4/30/36	3,850	4,058
Wal-Mart Stores Inc.	5.875%	4/5/27	4,025	4,360
Wal-Mart Stores Inc.	7.550%	2/15/30	4,425	5,690
Wal-Mart Stores Inc.	5.250%	9/1/35	4,900	4,937
Wal-Mart Stores Inc.	6.500%	8/15/37	4,525	5,313
Wal-Mart Stores Inc.	6.200%	4/15/38	2,925	3,335
Walt Disney Co.	7.000%	3/1/32	1,150	1,371
Western Union Co.	6.200%	11/17/36	1,350	1,319
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,544

Consumer Noncyclical (6.2%)
Abbott Laboratories	6.150%	11/30/37	2,225	2,573
Abbott Laboratories	6.000%	4/1/39	2,050	2,341
Altria Group Inc.	9.950%	11/10/38	3,400	4,641
Altria Group Inc.	10.200%	2/6/39	3,450	4,791
Amgen Inc.	6.375%	6/1/37	2,125	2,438
Amgen Inc.	6.400%	2/1/39	3,375	3,898
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	1,875	2,143
Anheuser-Busch Cos. Inc.	5.950%	1/15/33	650	673
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	1,575	1,591
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	287
Archer-Daniels-Midland Co.	7.000%	2/1/31	2,975	3,450
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	272
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,750	2,730
Archer-Daniels-Midland Co.	6.450%	1/15/38	675	777
AstraZeneca PLC	6.450%	9/15/37	7,050	8,286
Baxter International Inc.	6.250%	12/1/37	800	913
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,641
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,048
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,900	3,216
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,100	1,242
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	233
Coca-Cola Enterprises Inc.	8.500%	2/1/22	1,075	1,450
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,175	1,420
Coca-Cola Enterprises Inc.	6.950%	11/15/26	3,475	4,204
Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,675	2,009
ConAgra Foods Inc.	9.750%	3/1/21	129	174
ConAgra Foods Inc.	7.125%	10/1/26	1,150	1,319
ConAgra Foods Inc.	7.000%	10/1/28	175	198
ConAgra Foods Inc.	8.250%	9/15/30	1,150	1,457
Covidien International Finance SA	6.550%	10/15/37	2,325	2,756
CR Bard Inc.	6.700%	12/1/26	500	557
Delhaize America Inc.	9.000%	4/15/31	2,000	2,633
Diageo Capital PLC	5.875%	9/30/36	500	549
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,216
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	600	746
Eli Lilly & Co.	7.125%	6/1/25	1,000	1,216
Eli Lilly & Co.	5.500%	3/15/27	4,300	4,545
Eli Lilly & Co.	5.950%	11/15/37	450	509
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,002
Fortune Brands Inc.	5.875%	1/15/36	925	791
Genentech Inc.	5.250%	7/15/35	200	203
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,908

GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,975	5,882
HJ Heinz Finance Co.	6.750%	3/15/32	1,625	1,817
Johnson & Johnson	6.950%	9/1/29	2,125	2,632
Johnson & Johnson	4.950%	5/15/33	1,925	1,899
Johnson & Johnson	5.950%	8/15/37	975	1,116
Johnson & Johnson	5.850%	7/15/38	825	933
Kellogg Co.	7.450%	4/1/31	2,600	3,353
Kimberly-Clark Corp.	6.625%	8/1/37	1,400	1,723
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,550	2,970
Kraft Foods Inc.	6.500%	11/1/31	1,650	1,730
Kraft Foods Inc.	7.000%	8/11/37	4,150	4,649
Kraft Foods Inc.	6.875%	2/1/38	1,375	1,518
Kraft Foods Inc.	6.875%	1/26/39	400	442
Kroger Co.	6.150%	1/15/20	1,450	1,600
Kroger Co.	7.700%	6/1/29	375	461
Kroger Co.	8.000%	9/15/29	1,925	2,436
Kroger Co.	7.500%	4/1/31	1,350	1,669
Merck & Co. Inc./NJ	6.300%	1/1/26	500	575
Merck & Co. Inc./NJ	6.400%	3/1/28	2,200	2,586
Merck & Co. Inc./NJ	5.950%	12/1/28	1,050	1,181
Merck & Co. Inc./NJ	5.750%	11/15/36	300	337
Merck & Co. Inc./NJ	5.850%	6/30/39	1,850	2,062
Pepsi Bottling Group Inc.	7.000%	3/1/29	2,925	3,606
Pfizer Inc.	7.200%	3/15/39	6,275	7,923
Pharmacia Corp.	6.600%	12/1/28	1,050	1,213
Philip Morris International Inc.	6.375%	5/16/38	3,200	3,705
2 Procter & Gamble - Esop	9.360%	1/1/21	2,083	2,569
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,281
Procter & Gamble Co.	5.800%	8/15/34	100	111
Procter & Gamble Co.	5.550%	3/5/37	4,650	5,024
Quest Diagnostics Inc./DE	6.950%	7/1/37	925	1,086
Reynolds American Inc.	7.250%	6/15/37	600	588
Safeway Inc.	7.250%	2/1/31	1,331	1,631
Sara Lee Corp.	6.125%	11/1/32	625	637
Schering-Plough Corp.	6.750%	12/1/33	1,775	2,163
Schering-Plough Corp.	6.550%	9/15/37	3,275	3,897
Sysco Corp.	5.375%	9/21/35	1,000	1,018
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	1,850	2,016
Unilever Capital Corp.	5.900%	11/15/32	2,825	3,214
Wyeth	6.450%	2/1/24	2,225	2,538
Wyeth	6.500%	2/1/34	1,125	1,335
Wyeth	6.000%	2/15/36	2,275	2,532
Wyeth	5.950%	4/1/37	3,550	3,882

Energy (4.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,195
Anadarko Finance Co.	7.500%	5/1/31	1,500	1,655
Anadarko Petroleum Corp.	6.450%	9/15/36	3,800	3,951
Anadarko Petroleum Corp.	7.950%	6/15/39	825	994
Apache Corp.	6.000%	1/15/37	1,950	2,177
Apache Finance Canada Corp.	7.750%	12/15/29	650	846
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,156
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,253
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,019
Cameron International Corp.	7.000%	7/15/38	625	696
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,587
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,257
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,975	2,170

Canadian Natural Resources Ltd.	6.250%	3/15/38	1,750	1,865
Canadian Natural Resources Ltd.	6.750%	2/1/39	800	912
3 Cenovus Energy Inc.	5.700%	10/15/19	2,675	2,756
3 Cenovus Energy Inc.	6.750%	11/15/39	3,050	3,291
Conoco Funding Co.	7.250%	10/15/31	400	480
ConocoPhillips	6.000%	1/15/20	2,150	2,374
ConocoPhillips	5.900%	10/15/32	1,050	1,112
ConocoPhillips	6.500%	2/1/39	3,250	3,748
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	950	1,010
ConocoPhillips Holding Co.	6.950%	4/15/29	1,775	2,081
Devon Energy Corp.	7.950%	4/15/32	310	389
Devon Financing Corp. ULC	7.875%	9/30/31	3,950	4,848
EnCana Corp.	6.500%	8/15/34	4,825	5,268
EnCana Corp.	6.625%	8/15/37	1,400	1,549
Global Marine Inc.	7.000%	6/1/28	800	885
Halliburton Co.	6.700%	9/15/38	2,700	3,146
Halliburton Co.	7.450%	9/15/39	1,750	2,203
Hess Corp.	7.875%	10/1/29	2,625	3,059
Hess Corp.	7.125%	3/15/33	925	1,006
Husky Energy Inc.	7.250%	12/15/19	1,275	1,461
Husky Energy Inc.	6.800%	9/15/37	1,225	1,338
Kerr-McGee Corp.	6.950%	7/1/24	2,000	2,130
Kerr-McGee Corp.	7.875%	9/15/31	500	574
Lasmo USA Inc.	7.300%	11/15/27	600	708
Marathon Oil Corp.	6.600%	10/1/37	2,200	2,332
Nexen Inc.	7.875%	3/15/32	550	608
Nexen Inc.	5.875%	3/10/35	1,850	1,686
Nexen Inc.	6.400%	5/15/37	3,300	3,201
Nexen Inc.	7.500%	7/30/39	1,525	1,657
Noble Energy Inc.	8.000%	4/1/27	775	891
Petro-Canada	7.875%	6/15/26	150	175
Petro-Canada	7.000%	11/15/28	250	271
Petro-Canada	5.350%	7/15/33	1,650	1,468
Petro-Canada	5.950%	5/15/35	2,500	2,453
Petro-Canada	6.800%	5/15/38	2,275	2,429
Questar Market Resources Inc.	6.800%	3/1/20	625	648
Shell International Finance BV	6.375%	12/15/38	6,100	7,235
StatoilHydro ASA	7.250%	9/23/27	2,500	3,078
StatoilHydro ASA	7.150%	1/15/29	1,000	1,226
Suncor Energy Inc.	7.150%	2/1/32	800	881
Suncor Energy Inc.	5.950%	12/1/34	875	859
Suncor Energy Inc.	6.500%	6/15/38	4,825	5,053
Talisman Energy Inc.	7.250%	10/15/27	450	488
Talisman Energy Inc.	5.850%	2/1/37	2,700	2,494
Tosco Corp.	8.125%	2/15/30	7,500	9,570
Transocean Inc.	7.500%	4/15/31	1,525	1,810
Transocean Inc.	6.800%	3/15/38	1,725	1,978
Valero Energy Corp.	7.500%	4/15/32	2,450	2,412
Valero Energy Corp.	6.625%	6/15/37	3,250	2,887
Weatherford International Inc.	6.800%	6/15/37	700	732
Weatherford International Ltd.	6.500%	8/1/36	1,500	1,549
Weatherford International Ltd.	7.000%	3/15/38	1,100	1,179
XTO Energy Inc.	6.100%	4/1/36	1,125	1,155
XTO Energy Inc.	6.750%	8/1/37	2,650	2,957
XTO Energy Inc.	6.375%	6/15/38	2,125	2,265

Technology (1.3%)
Cisco Systems Inc.	5.900%	2/15/39	4,500	4,866

Corning Inc.	7.250%	8/15/36	600	626
Dell Inc.	7.100%	4/15/28	500	544
Dell Inc.	6.500%	4/15/38	400	416
Electronic Data Systems LLC	7.450%	10/15/29	375	478
Equifax Inc.	7.000%	7/1/37	600	611
International Business Machines Corp.	7.000%	10/30/25	1,050	1,280
International Business Machines Corp.	6.220%	8/1/27	4,600	5,229
International Business Machines Corp.	6.500%	1/15/28	3,725	4,337
International Business Machines Corp.	5.875%	11/29/32	950	1,043
International Business Machines Corp.	8.000%	10/15/38	325	450
International Business Machines Corp.	7.125%	12/1/96	400	478
Microsoft Corp.	5.200%	6/1/39	2,075	2,114
Motorola Inc.	7.500%	5/15/25	225	204
Motorola Inc.	6.500%	9/1/25	1,300	1,101
Motorola Inc.	6.500%	11/15/28	975	808
Motorola Inc.	6.625%	11/15/37	825	699
Nokia OYJ	6.625%	5/15/39	1,100	1,261
Oracle Corp.	6.500%	4/15/38	3,225	3,766
Oracle Corp.	6.125%	7/8/39	2,850	3,201
Pitney Bowes Inc.	5.250%	1/15/37	450	466
Science Applications International Corp.	5.500%	7/1/33	500	442
Tyco Electronics Group SA	7.125%	10/1/37	250	254
Xerox Capital Trust I	8.000%	2/1/27	1,050	1,013

Transportation (1.5%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	820
Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,645
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	775	872
Burlington Northern Santa Fe Corp.	6.150%	5/1/37	1,325	1,484
Canadian National Railway Co.	6.250%	8/1/34	2,450	2,826
Canadian National Railway Co.	6.200%	6/1/36	1,325	1,526
Canadian Pacific Railway Co.	7.125%	10/15/31	2,075	2,345
Con-way Inc.	6.700%	5/1/34	650	527
2 Continental Airlines Inc.	5.983%	4/19/22	2,850	2,736
CSX Corp.	7.950%	5/1/27	675	821
CSX Corp.	6.000%	10/1/36	175	182
CSX Corp.	6.150%	5/1/37	2,025	2,143
CSX Corp.	7.450%	4/1/38	1,600	1,967
2 Delta Air Lines Inc.	6.821%	8/10/22	1,926	1,791
Federal Express Corp.	7.600%	7/1/97	1,000	944
Norfolk Southern Corp.	5.590%	5/17/25	716	734
Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,542
Norfolk Southern Corp.	5.640%	5/17/29	1,898	1,977
Norfolk Southern Corp.	7.050%	5/1/37	1,200	1,520
Norfolk Southern Corp.	7.900%	5/15/97	450	560
Norfolk Southern Railway Co.	9.750%	6/15/20	411	559
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	795	792
Union Pacific Corp.	7.125%	2/1/28	600	704
Union Pacific Corp.	6.625%	2/1/29	1,500	1,719
Union Pacific Corp.	6.150%	5/1/37	1,000	1,131
2 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	934	1,000
United Parcel Service Inc.	6.200%	1/15/38	3,900	4,540
United Parcel Service of America Inc.	8.375%	4/1/20	500	658
United Parcel Service of America Inc.	8.375%	4/1/30	500	656
				815,774

Utilities (8.0%)
Electric (5.9%)
AEP Texas Central Co.	6.650%	2/15/33	1,950	2,096
Alabama Power Co.	6.125%	5/15/38	1,000	1,129
Alabama Power Co.	6.000%	3/1/39	825	918
Ameren Energy Generating Co.	7.950%	6/1/32	1,750	1,732
American Water Capital Corp.	6.593%	10/15/37	2,025	2,116
Appalachian Power Co.	7.950%	1/15/20	1,200	1,481
Appalachian Power Co.	5.800%	10/1/35	500	500
Appalachian Power Co.	7.000%	4/1/38	875	1,014
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	395
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,029
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	1,030
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	963
Columbus Southern Power Co.	5.850%	10/1/35	800	800
Commonwealth Edison Co.	5.875%	2/1/33	250	271
Commonwealth Edison Co.	5.900%	3/15/36	2,450	2,622
Commonwealth Edison Co.	6.450%	1/15/38	400	454
Connecticut Light & Power Co.	6.350%	6/1/36	750	874
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,125	1,110
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,875	1,994
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	550	612
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	925	1,043
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,125	1,326
Constellation Energy Group Inc.	7.600%	4/1/32	1,800	1,933
Consumers Energy Co.	5.650%	4/15/20	1,250	1,342
Detroit Edison Co.	5.700%	10/1/37	500	514
Dominion Resources Inc./VA	6.300%	3/15/33	2,150	2,317
Dominion Resources Inc./VA	5.950%	6/15/35	1,150	1,221
Dominion Resources Inc./VA	7.000%	6/15/38	1,050	1,251
DTE Energy Co.	6.375%	4/15/33	800	726
Duke Energy Carolinas LLC	6.000%	12/1/28	1,000	1,090
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,233
Duke Energy Carolinas LLC	6.100%	6/1/37	825	928
Duke Energy Carolinas LLC	6.000%	1/15/38	875	988
Duke Energy Carolinas LLC	6.050%	4/15/38	3,250	3,660
Duke Energy Indiana Inc.	6.120%	10/15/35	600	665
Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,188
El Paso Electric Co.	6.000%	5/15/35	850	745
Energy East Corp.	6.750%	7/15/36	1,425	1,628
Exelon Corp.	5.625%	6/15/35	1,975	1,904
Exelon Generation Co. LLC	6.250%	10/1/39	2,675	2,712
FirstEnergy Corp.	7.375%	11/15/31	4,800	5,382
3 FirstEnergy Solutions Corp.	6.050%	8/15/21	925	972
3 FirstEnergy Solutions Corp.	6.800%	8/15/39	900	977
Florida Power & Light Co.	5.950%	10/1/33	950	1,083
Florida Power & Light Co.	5.625%	4/1/34	1,174	1,269
Florida Power & Light Co.	4.950%	6/1/35	150	151
Florida Power & Light Co.	5.400%	9/1/35	1,875	1,998
Florida Power & Light Co.	6.200%	6/1/36	150	178
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,358
Florida Power & Light Co.	5.850%	5/1/37	475	539
Florida Power & Light Co.	5.950%	2/1/38	350	397
Florida Power & Light Co.	5.960%	4/1/39	750	856
Florida Power Corp.	6.350%	9/15/37	2,225	2,645
Florida Power Corp.	6.400%	6/15/38	1,600	1,899
Georgia Power Co.	5.650%	3/1/37	2,075	2,165
Georgia Power Co.	5.950%	2/1/39	1,250	1,381

Indiana Michigan Power Co.	6.050%	3/15/37	1,775	1,887
Interstate Power & Light Co.	6.250%	7/15/39	975	1,090
Kansas City Power & Light Co.	6.050%	11/15/35	500	507
Kansas Gas & Electric	5.647%	3/29/21	1,123	1,135
MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,126
MidAmerican Energy Co.	5.750%	11/1/35	850	898
MidAmerican Energy Co.	5.800%	10/15/36	875	944
MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	392
Midamerican Energy Holdings Co.	6.125%	4/1/36	6,775	7,296
MidAmerican Energy Holdings Co.	5.950%	5/15/37	2,975	3,143
MidAmerican Energy Holdings Co.	6.500%	9/15/37	700	808
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,400	2,775
Nevada Power Co.	6.750%	7/1/37	2,500	2,771
NiSource Finance Corp.	5.450%	9/15/20	725	679
Northern States Power Co./MN	5.250%	7/15/35	1,175	1,184
Northern States Power Co./MN	6.250%	6/1/36	525	604
Northern States Power Co./MN	6.200%	7/1/37	1,050	1,204
Ohio Power Co.	6.600%	2/15/33	400	444
Oncor Electric Delivery Co.	7.000%	9/1/22	1,675	1,895
Oncor Electric Delivery Co.	7.000%	5/1/32	2,025	2,416
Oncor Electric Delivery Co.	7.250%	1/15/33	325	402
Oncor Electric Delivery Co.	7.500%	9/1/38	425	544
Pacific Gas & Electric Co.	6.050%	3/1/34	7,875	8,739
Pacific Gas & Electric Co.	5.800%	3/1/37	2,075	2,266
PacifiCorp	7.700%	11/15/31	400	529
PacifiCorp	5.250%	6/15/35	1,150	1,154
PacifiCorp	5.750%	4/1/37	1,000	1,076
Pacificorp	6.250%	10/15/37	1,200	1,380
Pennsylvania Electric Co.	5.200%	4/1/20	350	349
Pennsylvania Electric Co.	6.150%	10/1/38	350	351
Pepco Holdings Inc.	7.450%	8/15/32	300	321
Potomac Electric Power Co.	6.500%	11/15/37	1,500	1,750
PPL Electric Utilities Corp.	6.250%	5/15/39	775	891
Progress Energy Inc.	7.750%	3/1/31	1,725	2,185
Progress Energy Inc.	7.000%	10/30/31	925	1,088
PSEG Power LLC	8.625%	4/15/31	400	540
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,183
Public Service Co. of Colorado	6.500%	8/1/38	500	597
Public Service Co. of Oklahoma	6.625%	11/15/37	300	324
Public Service Electric & Gas Co.	5.250%	7/1/35	675	700
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,278
Puget Sound Energy Inc.	5.483%	6/1/35	825	818
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,559
Puget Sound Energy Inc.	5.757%	10/1/39	850	868
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,062
San Diego Gas & Electric Co.	6.125%	9/15/37	625	725
San Diego Gas & Electric Co.	6.000%	6/1/39	650	756
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	597
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,888
South Carolina Electric & Gas Co.	6.050%	1/15/38	500	567
Southern California Edison Co.	6.650%	4/1/29	700	796
Southern California Edison Co.	6.000%	1/15/34	975	1,112
Southern California Edison Co.	5.750%	4/1/35	400	440
Southern California Edison Co.	5.350%	7/15/35	3,175	3,336
Southern California Edison Co.	5.625%	2/1/36	2,075	2,249
Southern California Edison Co.	5.550%	1/15/37	600	644
Tampa Electric Co.	6.550%	5/15/36	450	499

Toledo Edison Co.	7.250%	5/1/20	1,000	1,182
Toledo Edison Co.	6.150%	5/15/37	600	638
Union Electric Co.	8.450%	3/15/39	625	841
United Utilities PLC	6.875%	8/15/28	375	392
Virginia Electric and Power Co.	6.000%	1/15/36	1,725	1,896
Virginia Electric and Power Co.	6.000%	5/15/37	825	902
Virginia Electric and Power Co.	6.350%	11/30/37	1,000	1,168
Virginia Electric and Power Co.	8.875%	11/15/38	1,200	1,739
Wisconsin Electric Power Co.	5.625%	5/15/33	450	464
Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,823
Wisconsin Power & Light Co.	6.375%	8/15/37	950	1,061
Xcel Energy Inc.	6.500%	7/1/36	650	712

Natural Gas (2.0%)
AGL Capital Corp.	6.000%	10/1/34	850	850
DCP Midstream LLC	8.125%	8/16/30	500	544
El Paso Natural Gas Co.	8.375%	6/15/32	1,350	1,593
Enbridge Energy Partners LP	7.500%	4/15/38	525	604
Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,705
Energy Transfer Partners LP	7.500%	7/1/38	775	892
Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,400
Enterprise Products Operating LLC	6.650%	10/15/34	900	976
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,516
KeySpan Corp.	8.000%	11/15/30	1,175	1,463
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,925	3,195
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	567
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,077
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,622
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,350	1,371
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,500	1,618
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,000	1,020
ONEOK Inc.	6.000%	6/15/35	975	957
ONEOK Partners LP	6.650%	10/1/36	3,425	3,651
ONEOK Partners LP	6.850%	10/15/37	200	216
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,000	1,007
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,175	1,243
Southern California Gas Co.	5.750%	11/15/35	75	82
Southern Union Co.	7.600%	2/1/24	500	536
Southern Union Co.	8.250%	11/15/29	1,000	1,134
Spectra Energy Capital LLC	8.000%	10/1/19	425	504
Spectra Energy Capital LLC	6.750%	2/15/32	1,705	1,776
Tennessee Gas Pipeline Co.	7.000%	10/15/28	2,650	2,824
TEPPCO Partners LP	7.550%	4/15/38	1,125	1,319
Texas Eastern Transmission LP	7.000%	7/15/32	700	808
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	1,703
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,575	2,683
TransCanada Pipelines Ltd.	6.200%	10/15/37	1,250	1,365
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,700	2,100
TransCanada Pipelines Ltd.	7.625%	1/15/39	2,925	3,738
Williams Cos. Inc.	7.875%	9/1/21	1,000	1,086
Williams Cos. Inc.	7.500%	1/15/31	3,850	3,959
Williams Cos. Inc.	7.750%	6/15/31	2,750	2,869

Other Utility (0.1%)
Veolia Environnement	6.750%	6/1/38	1,750	2,036
				229,992
Total Corporate Bonds (Cost $1,262,287)				1,333,312
Sovereign Bonds (U.S. Dollar-Denominated) (5.7%)
Asian Development Bank/Pasig	5.593%	7/16/18	4,000	4,450
Brazilian Government International Bond	8.875%	4/15/24	3,000	3,922
Brazilian Government International Bond	8.750%	2/4/25	8,500	11,114
Brazilian Government International Bond	10.125%	5/15/27	6,700	9,849
Brazilian Government International Bond	8.250%	1/20/34	5,675	7,443
Brazilian Government International Bond	7.125%	1/20/37	6,650	7,864
Brazilian Government International Bond	11.000%	8/17/40	11,725	15,735
Brazilian Government International Bond	5.625%	1/7/41	2,150	2,096
European Investment Bank	4.875%	2/15/36	2,400	2,464
Finland Government International Bond	6.950%	2/15/26	195	247
Hydro Quebec	9.400%	2/1/21	480	673
Hydro Quebec	8.400%	1/15/22	775	1,031
Hydro Quebec	8.050%	7/7/24	5,000	6,337
Hydro Quebec	8.500%	12/1/29	1,200	1,654
Inter-American Development Bank	7.000%	6/15/25	750	944
International Bank for Reconstruction &
Development	7.625%	1/19/23	1,807	2,357
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,467
International Bank for Reconstruction &
Development	4.750%	2/15/35	625	634
Italian Republic	6.875%	9/27/23	6,600	7,895
Italian Republic	5.375%	6/15/33	5,175	5,445
Korea Electric Power Corp.	7.000%	2/1/27	750	777
Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	6,200	1,785
Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	825	225
Mexico Government International Bond	8.125%	12/30/19	5,750	7,015
Mexico Government International Bond	8.300%	8/15/31	2,275	2,861
Mexico Government International Bond	6.750%	9/27/34	11,375	12,341
Pemex Project Funding Master Trust	6.625%	6/15/35	3,900	3,712
Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,303
Peruvian Government International Bond	7.350%	7/21/25	4,800	5,520
2 Peruvian Government International Bond	6.550%	3/14/37	5,000	5,325
Province of British Columbia Canada	6.500%	1/15/26	1,500	1,722
Province of Manitoba Canada	9.250%	4/1/20	1,500	2,136
Province of Nova Scotia Canada	9.125%	5/1/21	1,280	1,808
Province of Quebec Canada	7.500%	7/15/23	600	755
Province of Quebec Canada	7.125%	2/9/24	3,800	4,643
Province of Quebec Canada	7.500%	9/15/29	3,625	4,790
Province of Saskatchewan Canada	7.375%	7/15/13	600	695
Region of Lombardy Italy	5.804%	10/25/32	2,375	2,407
Republic of Korea	5.625%	11/3/25	900	907
South Africa Government International Bond	6.875%	5/27/19	900	1,007
South Africa Government International Bond	5.875%	5/30/22	2,125	2,181
United Mexican States	6.050%	1/11/40	4,400	4,345
Total Sovereign Bonds (Cost $158,078)				161,881
Taxable Municipal Bonds (3.1%)
Board of Trustees of The Leland Stanford
Junior University	4.750%	5/1/19	1,000	1,060
California GO	7.500%	4/1/34	5,500	6,133
California GO	7.550%	4/1/39	5,800	6,471

Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	650	678
Chicago IL Board of Educ. GO	6.138%	12/1/39	700	779
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	5,500	6,141
Chicago Metropolitan Water Reclamation
District of Greater Chicago IL	5.720%	12/1/38	1,300	1,428
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	650	667
Connecticut GO	5.850%	3/15/32	2,450	2,604
Dallas County Hosp. Dist. GO	5.621%	8/15/44	850	906
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,725	1,939
Emory University	5.625%	9/1/19	1,000	1,118
Illinois (Taxable Pension) GO	4.950%	6/1/23	1,700	1,683
Illinois GO	5.100%	6/1/33	18,125	16,981
Johns Hopkins University	5.250%	7/1/19	1,200	1,287
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	500	509
Metro. Washington DC Airports Auth. Rev.	7.462%	10/1/46	775	859
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	600	621
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	5,250	5,976
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	30	32
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	579
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	3,050	3,773
New York City NY GO	5.206%	10/1/31	1,000	1,000
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	1,575	1,957
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.628%	3/15/39	1,000	1,052
North Texas Tollway Auth. Rev.	6.718%	1/1/49	1,500	1,725
Oregon (Taxable Pension) GO	5.762%	6/1/23	600	637
Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,983
Oregon GO	4.759%	6/30/28	1,850	1,613
Oregon School Board Assn.	5.528%	6/30/28	1,500	1,529
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	1,125	1,242
President and Fellows of Harvard College	6.300%	10/1/37	1,000	1,058
Princeton University	5.700%	3/1/39	1,000	1,099
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	600	672
Texas St. GO	5.517%	4/1/39	2,000	2,120
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	3,745	2,942
Univ. of California Rev.	5.770%	5/15/43	2,000	2,148
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	550	569
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	675	745
Utah GO	4.554%	7/1/24	1,100	1,138
Wisconsin GO	5.700%	5/1/26	900	920
Total Taxable Municipal Bonds (Cost $84,455)				88,373

			Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Market Liquidity Fund
(Cost $25,586)	0.267%		25,585,620	25,586
Total Investments (99.1%) (Cost $2,675,060)				2,826,755
Other Assets and Liabilities-Net (0.9%)				24,747
Net Assets (100%)				2,851,502
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $15,602,000, representing 0.5% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,214,650	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,953	—
Corporate Bonds	—	1,333,312	—
Sovereign Bonds	—	161,881	—
Taxable Municipal Bonds	—	88,373	—
Temporary Cash Investments	25,586	—	—
Total	25,586	2,801,169	—

At September 30, 2009, the cost of investment securities for tax purposes was $2,675,060,000. Net unrealized appreciation of investment securities for tax purposes was $151,695,000, consisting of unrealized gains of $183,985,000 on securities that had risen in value since their purchase and $32,290,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund

Schedule of Investments
As of September 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (72.7%)
U.S. Government Securities (26.8%)
United States Treasury Inflation Indexed
Bonds	3.500%	1/15/11	78,225	100,783
United States Treasury Note/Bond	2.000%	2/28/10	14,500	14,606
United States Treasury Note/Bond	4.000%	3/15/10	21,000	21,364
United States Treasury Note/Bond	1.750%	3/31/10	26,900	27,102
United States Treasury Note/Bond	4.000%	4/15/10	2,995	3,055
United States Treasury Note/Bond	2.625%	5/31/10	40,400	41,025
United States Treasury Note/Bond	3.875%	7/15/10	32,880	33,789
United States Treasury Note/Bond	2.750%	7/31/10	30,740	31,350
United States Treasury Note/Bond	4.125%	8/15/10	32,386	33,439
United States Treasury Note/Bond	5.750%	8/15/10	49,090	51,368
United States Treasury Note/Bond	2.375%	8/31/10	20,470	20,835
United States Treasury Note/Bond	2.000%	9/30/10	39,460	40,058
United States Treasury Note/Bond	1.500%	10/31/10	248,670	251,390
United States Treasury Note/Bond	1.250%	11/30/10	513,550	517,884
United States Treasury Note/Bond	4.375%	12/15/10	478,445	500,721
United States Treasury Note/Bond	0.875%	12/31/10	116,255	116,727
United States Treasury Note/Bond	4.250%	1/15/11	70,475	73,823
United States Treasury Note/Bond	0.875%	1/31/11	101,800	102,230
United States Treasury Note/Bond	5.000%	2/15/11	9,975	10,575
United States Treasury Note/Bond	0.875%	2/28/11	684,000	686,565
United States Treasury Note/Bond	4.500%	2/28/11	122,040	128,695
United States Treasury Note/Bond	0.875%	3/31/11	9,025	9,056
United States Treasury Note/Bond	0.875%	4/30/11	3,575	3,585
United States Treasury Note/Bond	4.875%	4/30/11	248,755	265,081
United States Treasury Note/Bond	0.875%	5/31/11	12,350	12,381
United States Treasury Note/Bond	1.125%	6/30/11	303,950	305,707
United States Treasury Note/Bond	5.125%	6/30/11	542,785	583,581
United States Treasury Note/Bond	1.000%	7/31/11	179,325	179,858
United States Treasury Note/Bond	5.000%	8/15/11	560	603
United States Treasury Note/Bond	1.000%	8/31/11	118,973	119,177
United States Treasury Note/Bond	4.625%	8/31/11	36,615	39,207
United States Treasury Note/Bond	4.500%	9/30/11	165,700	177,325
United States Treasury Note/Bond	4.625%	10/31/11	155,100	166,684
United States Treasury Note/Bond	1.750%	11/15/11	500	508
United States Treasury Note/Bond	4.500%	11/30/11	16,485	17,701
United States Treasury Note/Bond	1.125%	12/15/11	4,165	4,170
United States Treasury Note/Bond	4.625%	12/31/11	200	216
United States Treasury Note/Bond	4.750%	1/31/12	28,265	30,628
United States Treasury Note/Bond	1.375%	2/15/12	152,250	153,083
United States Treasury Note/Bond	4.625%	2/29/12	81,415	88,170
United States Treasury Note/Bond	4.500%	3/31/12	114,035	123,319
United States Treasury Note/Bond	1.375%	4/15/12	312,714	314,181
United States Treasury Note/Bond	4.500%	4/30/12	36,565	39,621
United States Treasury Note/Bond	1.375%	5/15/12	179,900	180,519
United States Treasury Note/Bond	4.750%	5/31/12	310,585	338,976
United States Treasury Note/Bond	1.875%	6/15/12	110,175	111,914
United States Treasury Note/Bond	4.875%	6/30/12	182,290	199,978
United States Treasury Note/Bond	1.500%	7/15/12	152,750	153,538

United States Treasury Note/Bond	4.625%	7/31/12	46,950	51,271
United States Treasury Note/Bond	1.750%	8/15/12	67,050	67,752
United States Treasury Note/Bond	4.125%	8/31/12	5,446	5,874
United States Treasury Note/Bond	1.375%	9/15/12	178,643	178,335
United States Treasury Note/Bond	4.250%	9/30/12	11,745	12,729
United States Treasury Note/Bond	3.875%	10/31/12	146,740	157,539
United States Treasury Note/Bond	4.000%	11/15/12	5,950	6,416
United States Treasury Note/Bond	3.375%	11/30/12	13,460	14,257
United States Treasury Note/Bond	2.750%	2/28/13	22,620	23,489
United States Treasury Note/Bond	3.625%	5/15/13	60,405	64,454
United States Treasury Note/Bond	3.500%	5/31/13	8,205	8,723
United States Treasury Note/Bond	3.375%	6/30/13	9,265	9,809
United States Treasury Note/Bond	3.375%	7/31/13	10,150	10,751
United States Treasury Note/Bond	4.250%	8/15/13	30,150	32,882
United States Treasury Note/Bond	3.125%	8/31/13	40,770	42,732
United States Treasury Note/Bond	3.125%	9/30/13	511,510	536,047
United States Treasury Note/Bond	2.750%	10/31/13	491,108	506,916
United States Treasury Note/Bond	4.250%	11/15/13	13,060	14,264
United States Treasury Note/Bond	2.000%	11/30/13	93,585	93,731
United States Treasury Note/Bond	1.500%	12/31/13	289,075	283,158
United States Treasury Note/Bond	1.750%	1/31/14	65,400	64,593
United States Treasury Note/Bond	4.000%	2/15/14	43,075	46,595
United States Treasury Note/Bond	1.875%	2/28/14	125,350	124,273
United States Treasury Note/Bond	1.750%	3/31/14	402,775	396,419
United States Treasury Note/Bond	4.750%	5/15/14	45,698	50,946
United States Treasury Note/Bond	2.250%	5/31/14	227,280	227,991
United States Treasury Note/Bond	2.625%	6/30/14	70,100	71,360
United States Treasury Note/Bond	2.625%	7/31/14	91,845	93,381
United States Treasury Note/Bond	4.250%	8/15/14	6,000	6,560
United States Treasury Note/Bond	2.375%	8/31/14	157,705	158,322
United States Treasury Note/Bond	2.375%	9/30/14	290,200	290,972
United States Treasury Note/Bond	4.000%	2/15/15	156,675	168,842
United States Treasury Note/Bond	11.250%	2/15/15	49,325	71,043
United States Treasury Note/Bond	4.125%	5/15/15	137,995	149,422
United States Treasury Note/Bond	4.250%	8/15/15	32,055	34,915
United States Treasury Note/Bond	10.625%	8/15/15	5,775	8,284
United States Treasury Note/Bond	4.500%	11/15/15	3,735	4,120
United States Treasury Note/Bond	9.875%	11/15/15	256,225	359,876
United States Treasury Note/Bond	4.500%	2/15/16	4,895	5,401
United States Treasury Note/Bond	9.250%	2/15/16	6,625	9,129
United States Treasury Note/Bond	2.625%	2/29/16	31,600	31,269
United States Treasury Note/Bond	2.375%	3/31/16	1,225	1,192
United States Treasury Note/Bond	2.625%	4/30/16	10,925	10,785
United States Treasury Note/Bond	5.125%	5/15/16	241,385	275,367
United States Treasury Note/Bond	7.250%	5/15/16	48,065	60,847
United States Treasury Note/Bond	3.250%	5/31/16	19,250	19,725
United States Treasury Note/Bond	3.250%	6/30/16	246,835	252,853
United States Treasury Note/Bond	4.875%	8/15/16	94,135	105,931
United States Treasury Note/Bond	4.625%	11/15/16	11,186	12,401
United States Treasury Note/Bond	7.500%	11/15/16	88,602	114,255
United States Treasury Note/Bond	4.625%	2/15/17	225	249
United States Treasury Note/Bond	4.500%	5/15/17	4,000	4,393
United States Treasury Note/Bond	8.750%	5/15/17	315,790	437,615
United States Treasury Note/Bond	4.750%	8/15/17	322,525	359,515
United States Treasury Note/Bond	8.875%	8/15/17	25,860	36,232
United States Treasury Note/Bond	4.250%	11/15/17	233,990	252,234
United States Treasury Note/Bond	3.500%	2/15/18	218,550	223,297
United States Treasury Note/Bond	3.875%	5/15/18	150,916	158,249

United States Treasury Note/Bond	9.125%	5/15/18	3,260	4,717
United States Treasury Note/Bond	3.750%	11/15/18	11,960	12,379
United States Treasury Note/Bond	8.875%	2/15/19	171,900	248,583
United States Treasury Note/Bond	3.125%	5/15/19	177,550	174,720
United States Treasury Note/Bond	3.625%	8/15/19	151,680	155,709
United States Treasury Note/Bond	8.125%	8/15/19	65,585	91,409
United States Treasury Note/Bond	8.500%	2/15/20	1,740	2,499
United States Treasury Note/Bond	8.750%	8/15/20	230,025	337,237
United States Treasury Note/Bond	7.875%	2/15/21	210,782	293,942
United States Treasury Note/Bond	8.125%	5/15/21	11,850	16,833
United States Treasury Note/Bond	8.125%	8/15/21	150,265	214,034
United States Treasury Note/Bond	8.000%	11/15/21	65,445	92,666
United States Treasury Note/Bond	7.250%	8/15/22	335	452
United States Treasury Note/Bond	7.625%	11/15/22	60,080	83,615
United States Treasury Note/Bond	7.125%	2/15/23	85,210	114,288
United States Treasury Note/Bond	6.250%	8/15/23	251,360	315,183
United States Treasury Note/Bond	7.625%	2/15/25	612	872
United States Treasury Note/Bond	6.875%	8/15/25	450	605
United States Treasury Note/Bond	6.000%	2/15/26	970	1,204
United States Treasury Note/Bond	6.750%	8/15/26	223,405	298,909
United States Treasury Note/Bond	6.500%	11/15/26	3,040	3,980
United States Treasury Note/Bond	6.625%	2/15/27	14,585	19,350
United States Treasury Note/Bond	6.375%	8/15/27	25,270	32,863
United States Treasury Note/Bond	6.125%	11/15/27	4,905	6,233
United States Treasury Note/Bond	5.500%	8/15/28	25,520	30,460
United States Treasury Note/Bond	5.250%	11/15/28	7,530	8,747
United States Treasury Note/Bond	5.250%	2/15/29	89,315	103,731
United States Treasury Note/Bond	6.125%	8/15/29	98,415	126,448
United States Treasury Note/Bond	6.250%	5/15/30	57,988	75,919
United States Treasury Note/Bond	5.375%	2/15/31	39,629	47,115
United States Treasury Note/Bond	4.500%	2/15/36	104,170	111,934
United States Treasury Note/Bond	4.750%	2/15/37	295,625	329,944
United States Treasury Note/Bond	5.000%	5/15/37	105,519	122,320
United States Treasury Note/Bond	4.375%	2/15/38	92,644	97,623
United States Treasury Note/Bond	4.500%	5/15/38	167,992	180,828
United States Treasury Note/Bond	3.500%	2/15/39	10,698	9,693
United States Treasury Note/Bond	4.250%	5/15/39	37,560	38,869
United States Treasury Note/Bond	4.500%	8/15/39	700	755
				17,052,801
Agency Bonds and Notes (7.9%)
1 American Express Bank FSB	3.150%	12/9/11	6,450	6,705
1 Bank of America Corp.	2.100%	4/30/12	48,025	48,682
1 Bank of America Corp.	3.125%	6/15/12	35,600	37,069
1 Bank of America Corp.	2.375%	6/22/12	23,850	24,368
1 Bank of America NA	1.700%	12/23/10	11,675	11,829
1 Bank of the West/San Francisco CA	2.150%	3/27/12	10,750	10,910
1 Citibank NA	1.625%	3/30/11	8,350	8,443
1 Citibank NA	1.500%	7/12/11	6,750	6,803
1 Citibank NA	1.375%	8/10/11	9,000	9,040
1 Citibank NA	1.250%	9/22/11	5,250	5,255
1 Citibank NA	1.875%	5/7/12	22,260	22,412
1 Citigroup Funding Inc.	1.375%	5/5/11	25,400	25,574
1 Citigroup Funding Inc.	2.000%	3/30/12	8,350	8,449
1 Citigroup Funding Inc.	2.125%	7/12/12	10,550	10,687
1 Citigroup Funding Inc.	1.875%	10/22/12	7,875	7,896
1 Citigroup Funding Inc.	2.250%	12/10/12	4,500	4,558
1 Citigroup Inc.	2.875%	12/9/11	17,375	17,961

1	Citigroup Inc.	2.125%	4/30/12	45,770	46,425
	Egypt Government AID Bonds	4.450%	9/15/15	11,875	12,484
2	Federal Farm Credit Bank	3.750%	12/6/10	11,450	11,900
2	Federal Farm Credit Bank	4.875%	2/18/11	23,450	24,779
2	Federal Farm Credit Bank	2.625%	4/21/11	11,475	11,798
2	Federal Farm Credit Bank	5.375%	7/18/11	22,525	24,263
2	Federal Farm Credit Bank	3.875%	8/25/11	11,925	12,545
2	Federal Farm Credit Bank	2.000%	1/17/12	15,675	15,915
2	Federal Farm Credit Bank	2.250%	4/24/12	5,925	6,033
2	Federal Farm Credit Bank	2.125%	6/18/12	13,825	14,015
2	Federal Farm Credit Bank	4.500%	10/17/12	11,050	11,925
2	Federal Farm Credit Bank	3.875%	10/7/13	37,075	39,305
2	Federal Farm Credit Bank	2.625%	4/17/14	10,150	10,174
2	Federal Farm Credit Bank	3.000%	9/22/14	10,600	10,733
2	Federal Farm Credit Bank	4.875%	12/16/15	1,275	1,388
2	Federal Farm Credit Bank	5.125%	8/25/16	8,100	8,913
2	Federal Farm Credit Bank	4.875%	1/17/17	7,400	8,022
2	Federal Farm Credit Bank	5.150%	11/15/19	15,675	17,208
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	3,555	3,529
2	Federal Home Loan Banks	3.375%	10/20/10	33,825	34,845
2	Federal Home Loan Banks	4.750%	12/10/10	4,150	4,352
2	Federal Home Loan Banks	3.625%	12/17/10	34,200	35,467
2	Federal Home Loan Banks	1.625%	3/16/11	16,275	16,484
2	Federal Home Loan Banks	1.375%	5/16/11	33,725	34,021
2	Federal Home Loan Banks	3.125%	6/10/11	7,775	8,054
2	Federal Home Loan Banks	3.625%	7/1/11	18,125	18,977
2	Federal Home Loan Banks	1.625%	7/27/11	70,950	71,799
2	Federal Home Loan Banks	5.375%	8/19/11	63,725	68,938
2	Federal Home Loan Banks	3.750%	9/9/11	4,600	4,830
2	Federal Home Loan Banks	3.625%	9/16/11	9,250	9,712
2	Federal Home Loan Banks	4.875%	11/18/11	20,490	22,096
2	Federal Home Loan Banks	1.875%	6/20/12	33,700	34,031
2	Federal Home Loan Banks	1.750%	8/22/12	61,000	61,249
2	Federal Home Loan Banks	1.625%	9/26/12	14,000	13,980
[2,3] Federal Home Loan Banks		2.000%	10/5/12	34,920	34,953
2	Federal Home Loan Banks	3.375%	2/27/13	9,750	10,237
2	Federal Home Loan Banks	3.875%	6/14/13	23,975	25,567
2	Federal Home Loan Banks	5.375%	6/14/13	11,725	13,075
2	Federal Home Loan Banks	5.125%	8/14/13	4,325	4,798
2	Federal Home Loan Banks	4.000%	9/6/13	14,125	15,064
2	Federal Home Loan Banks	5.250%	9/13/13	7,125	7,904
2	Federal Home Loan Banks	4.500%	9/16/13	31,325	33,999
2	Federal Home Loan Banks	3.625%	10/18/13	22,750	24,000
2	Federal Home Loan Banks	4.875%	11/27/13	18,975	20,807
2	Federal Home Loan Banks	5.500%	8/13/14	121,575	137,659
2	Federal Home Loan Banks	5.375%	5/18/16	38,950	43,812
2	Federal Home Loan Banks	5.125%	10/19/16	15,625	17,276
2	Federal Home Loan Banks	4.750%	12/16/16	47,660	52,042
2	Federal Home Loan Banks	4.875%	5/17/17	23,175	25,413
2	Federal Home Loan Banks	5.000%	11/17/17	17,675	19,369
2	Federal Home Loan Banks	5.375%	5/15/19	2,765	3,074
2	Federal Home Loan Banks	5.250%	12/11/20	4,175	4,596
2	Federal Home Loan Banks	5.625%	6/11/21	1,050	1,183
2	Federal Home Loan Banks	5.375%	8/15/24	24,600	26,894
2	Federal Home Loan Banks	5.500%	7/15/36	8,575	9,426
2	Federal Home Loan Mortgage Corp.	4.125%	10/18/10	720	747
2	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	4,825	5,050
2	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	9,650	9,916

2 Federal Home Loan Mortgage Corp.	4.750%	1/18/11	70,850	74,653
2 Federal Home Loan Mortgage Corp.	3.250%	2/25/11	15,200	15,750
2 Federal Home Loan Mortgage Corp.	5.625%	3/15/11	39,125	41,904
2 Federal Home Loan Mortgage Corp.	5.125%	4/18/11	46,925	50,046
2 Federal Home Loan Mortgage Corp.	1.625%	4/26/11	23,400	23,700
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/11	26,425	28,738
2 Federal Home Loan Mortgage Corp.	3.875%	6/29/11	8,800	9,258
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/11	89,900	96,770
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	64,075	70,544
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	51,670	52,617
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	28,600	28,762
2 Federal Home Loan Mortgage Corp.	4.750%	6/28/12	2,000	2,166
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	39,125	43,406
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	9,500	9,626
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	30,400	33,051
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	14,050	15,075
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/13	31,970	34,709
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	29,690	31,537
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	17,575	19,140
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	7,025	7,540
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	89,825	99,174
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	23,500	23,542
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	70,925	78,782
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	48,050	48,961
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	6,310
2 Federal Home Loan Mortgage Corp.	4.750%	1/19/16	61,425	67,053
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,375	54,113
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	27,825	31,623
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	14,900	16,602
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	23,450	25,934
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	7,800	8,627
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	31,250	35,584
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	395	438
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	21,400	23,359
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	63,825	63,941
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	10,950	14,045
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	36,525	47,848
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	172	215
2 Federal National Mortgage Assn.	2.875%	10/12/10	13,650	13,978
2 Federal National Mortgage Assn.	6.625%	11/15/10	33,725	36,002
2 Federal National Mortgage Assn.	4.750%	12/15/10	71,275	74,831
2 Federal National Mortgage Assn.	6.250%	2/1/11	14,745	15,621
2 Federal National Mortgage Assn.	1.750%	3/23/11	39,650	40,243
2 Federal National Mortgage Assn.	5.125%	4/15/11	29,675	31,643
2 Federal National Mortgage Assn.	1.375%	4/28/11	56,950	57,461
2 Federal National Mortgage Assn.	6.000%	5/15/11	34,880	37,767
2 Federal National Mortgage Assn.	3.375%	5/19/11	39,125	40,737
2 Federal National Mortgage Assn.	5.000%	10/15/11	67,950	73,292
2 Federal National Mortgage Assn.	2.000%	1/9/12	118,100	120,076
2 Federal National Mortgage Assn.	5.000%	2/16/12	39,125	42,480
2 Federal National Mortgage Assn.	6.125%	3/15/12	68,630	76,518
2 Federal National Mortgage Assn.	1.875%	4/20/12	61,800	62,480
2 Federal National Mortgage Assn.	4.875%	5/18/12	28,550	31,038
2 Federal National Mortgage Assn.	5.250%	8/1/12	7,100	7,589
2 Federal National Mortgage Assn.	1.750%	8/10/12	19,000	19,093
2 Federal National Mortgage Assn.	4.375%	9/15/12	71,500	77,066
2 Federal National Mortgage Assn.	3.625%	2/12/13	14,175	14,990
2 Federal National Mortgage Assn.	4.750%	2/21/13	7,150	7,802

2 Federal National Mortgage Assn.	4.375%	3/15/13	11,865	12,857
2 Federal National Mortgage Assn.	4.625%	5/1/13	21,844	23,015
2 Federal National Mortgage Assn.	4.625%	10/15/13	47,575	52,013
2 Federal National Mortgage Assn.	2.875%	12/11/13	58,450	59,860
2 Federal National Mortgage Assn.	5.125%	1/2/14	3,075	3,266
2 Federal National Mortgage Assn.	2.750%	2/5/14	20,700	21,015
2 Federal National Mortgage Assn.	2.750%	3/13/14	23,325	23,659
2 Federal National Mortgage Assn.	4.125%	4/15/14	42,875	46,002
2 Federal National Mortgage Assn.	2.500%	5/15/14	39,050	39,120
2 Federal National Mortgage Assn.	3.000%	9/16/14	16,050	16,325
2 Federal National Mortgage Assn.	4.625%	10/15/14	39,125	42,827
2 Federal National Mortgage Assn.	5.000%	4/15/15	15,935	17,697
2 Federal National Mortgage Assn.	4.375%	10/15/15	15,675	16,843
2 Federal National Mortgage Assn.	8.200%	3/10/16	50	64
2 Federal National Mortgage Assn.	5.375%	7/15/16	15,675	17,694
2 Federal National Mortgage Assn.	5.250%	9/15/16	42,950	48,158
2 Federal National Mortgage Assn.	4.875%	12/15/16	5,100	5,602
2 Federal National Mortgage Assn.	5.000%	2/13/17	73,075	80,859
2 Federal National Mortgage Assn.	5.000%	5/11/17	68,701	75,845
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,550	1,751
2 Federal National Mortgage Assn.	0.000%	10/9/19	2,375	1,419
2 Federal National Mortgage Assn.	6.250%	5/15/29	1,050	1,289
2 Federal National Mortgage Assn.	7.125%	1/15/30	24,055	32,416
2 Federal National Mortgage Assn.	7.250%	5/15/30	43,076	58,918
2 Federal National Mortgage Assn.	6.625%	11/15/30	13,660	17,623
2 Federal National Mortgage Assn.	5.625%	7/15/37	4,375	4,936
2 Financing Corp.	9.800%	4/6/18	1,325	1,912
2 Financing Corp.	10.350%	8/3/18	4,900	7,317
2 Financing Corp.	9.650%	11/2/18	10,010	14,529
2 Financing Corp.	9.700%	4/5/19	1,575	2,298
1 General Electric Capital Corp.	1.625%	1/7/11	23,975	24,162
1 General Electric Capital Corp.	1.800%	3/11/11	26,530	26,908
1 General Electric Capital Corp.	3.000%	12/9/11	16,275	16,867
1 General Electric Capital Corp.	2.250%	3/12/12	20,875	21,241
1 General Electric Capital Corp.	2.200%	6/8/12	41,000	41,690
1 General Electric Capital Corp.	2.125%	12/21/12	13,575	13,714
1 General Electric Capital Corp.	2.625%	12/28/12	12,375	12,680
1 GMAC Inc.	2.200%	12/19/12	2,950	2,986
1 Goldman Sachs Group Inc.	1.700%	3/15/11	10,550	10,686
1 Goldman Sachs Group Inc.	1.625%	7/15/11	10,325	10,424
1 Goldman Sachs Group Inc.	3.250%	6/15/12	21,925	22,914
Israel Government AID Bond	5.500%	9/18/23	4,350	4,789
Israel Government AID Bond	5.500%	12/4/23	3,050	3,361
Israel Government AID Bond	5.500%	4/26/24	11,400	12,573
1 JPMorgan Chase & Co.	1.650%	2/23/11	20,000	20,236
1 JPMorgan Chase & Co.	3.125%	12/1/11	12,200	12,696
1 JPMorgan Chase & Co.	2.200%	6/15/12	19,800	20,136
1 JPMorgan Chase & Co.	2.125%	12/26/12	30,125	30,511
1 Morgan Stanley	2.900%	12/1/10	10,700	10,952
1 Morgan Stanley	3.250%	12/1/11	28,350	29,515
1 Morgan Stanley	1.950%	6/20/12	24,700	24,866
1 PNC Funding Corp.	2.300%	6/22/12	250	255
Private Export Funding Corp.	3.550%	4/15/13	2,275	2,394
Private Export Funding Corp.	3.050%	10/15/14	4,000	4,024
Private Export Funding Corp.	4.375%	3/15/19	8,325	8,597
1 Regions Bank/Birmingham AL	2.750%	12/10/10	8,275	8,479
1 Regions Bank/Birmingham AL	3.250%	12/9/11	350	364
Resolution Funding Corp.	8.125%	10/15/19	450	608

	Resolution Funding Corp.	8.875%	7/15/20	180	256
	Resolution Funding Corp.	8.625%	1/15/30	110	164
	Small Business Administration Variable Rate
	Interest Only Custodial Receipts (U.S.
	Government Guaranteed)	2.719%	7/15/17	4,449	222
1	State Street Corp.	2.150%	4/30/12	11,150	11,325
2	Tennessee Valley Authority	5.625%	1/18/11	175	186
2	Tennessee Valley Authority	5.500%	7/18/17	15,475	17,351
2	Tennessee Valley Authority	4.500%	4/1/18	5,950	6,160
2	Tennessee Valley Authority	6.750%	11/1/25	1,700	2,122
2	Tennessee Valley Authority	7.125%	5/1/30	25,550	32,730
2	Tennessee Valley Authority	4.650%	6/15/35	3,450	3,283
2	Tennessee Valley Authority	5.500%	6/15/38	2,400	2,572
2	Tennessee Valley Authority	5.250%	9/15/39	5,050	5,297
2	Tennessee Valley Authority	4.875%	1/15/48	6,700	6,529
2	Tennessee Valley Authority	5.375%	4/1/56	5,575	5,967
1	Wells Fargo & Co.	3.000%	12/9/11	26,425	27,410
1	Wells Fargo & Co.	2.125%	6/15/12	15,950	16,198
					5,043,070
Conventional Mortgage-Backed Securities (36.1%)
[2,3] Fannie Mae Pool		4.000%	9/1/10–10/1/39	857,328	860,832
[2,3] Fannie Mae Pool		4.500%	2/1/10–10/1/39	1,873,512	1,925,102
[2,3] Fannie Mae Pool		5.000%	12/1/09–10/1/39	2,444,775	2,545,982
[2,3] Fannie Mae Pool		5.500%	11/1/16–10/1/39	3,037,142	3,190,967
[2,3] Fannie Mae Pool		6.000%	9/1/10–10/1/39	2,131,976	2,259,136
[2,3] Fannie Mae Pool		6.500%	9/1/10–10/1/39	654,631	702,118
[2,3] Fannie Mae Pool		7.000%	1/1/10–11/1/38	237,759	258,981
[2,3] Fannie Mae Pool		7.500%	5/1/10–12/1/32	11,834	13,014
[2,3] Fannie Mae Pool		8.000%	1/1/10–9/1/31	3,550	3,910
[2,3] Fannie Mae Pool		8.500%	7/1/10–5/1/32	1,434	1,597
[2,3] Fannie Mae Pool		9.000%	2/1/17–8/1/30	345	381
[2,3] Fannie Mae Pool		9.500%	8/1/16–11/1/25	426	475
[2,3] Fannie Mae Pool		10.000%	10/1/14–11/1/19	83	90
[2,3] Fannie Mae Pool		10.500%	3/1/11–8/1/20	3	3
[2,3] Fannie Mae Pool		11.000%	9/1/19	5	5
[2,3] Freddie Mac Gold Pool		4.000%	1/1/10–10/1/39	511,308	513,535
[2,3] Freddie Mac Gold Pool		4.500%	11/1/09–10/1/39	1,280,769	1,311,393
[2,3] Freddie Mac Gold Pool		5.000%	4/1/11–10/1/39	1,884,626	1,960,892
[2,3] Freddie Mac Gold Pool		5.500%	10/1/09–10/1/39	2,038,759	2,141,953
[2,3] Freddie Mac Gold Pool		6.000%	8/1/10–10/1/39	1,303,452	1,381,250
[2,3] Freddie Mac Gold Pool		6.500%	7/1/10–10/1/39	336,828	360,176
[2,3] Freddie Mac Gold Pool		7.000%	8/1/10–12/1/37	39,125	42,500
[2,3] Freddie Mac Gold Pool		7.500%	10/1/09–2/1/32	7,937	8,646
[2,3] Freddie Mac Gold Pool		8.000%	11/1/09–1/1/32	6,061	6,649
[2,3] Freddie Mac Gold Pool		8.500%	4/1/10–7/1/31	973	1,074
[2,3] Freddie Mac Gold Pool		9.000%	7/1/20–3/1/31	736	814
[2,3] Freddie Mac Gold Pool		9.500%	4/1/16–6/1/25	165	182
[2,3] Freddie Mac Gold Pool		10.000%	10/1/16–4/1/25	54	59
[2,3] Freddie Mac Non Gold Pool		8.000%	4/1/17–6/1/17	16	17
[2,3] Freddie Mac Non Gold Pool		8.500%	6/1/18	51	55
[2,3] Freddie Mac Non Gold Pool		9.000%	7/1/16	1	1
[2,3] Freddie Mac Non Gold Pool		9.500%	10/1/18–3/1/20	5	5
3	Ginnie Mae I Pool	4.000%	8/15/18–8/15/39	67,779	67,139
3	Ginnie Mae I Pool	4.500%	6/15/18–10/1/39	624,405	634,470
3	Ginnie Mae I Pool	5.000%	11/15/17–10/1/39	602,024	624,132
3	Ginnie Mae I Pool	5.500%	3/15/15–10/1/39	626,678	659,498
3	Ginnie Mae I Pool	6.000%	4/15/11–10/1/39	360,343	381,729

3	Ginnie Mae I Pool	6.500%	10/15/10–1/15/39	136,925	146,536
3	Ginnie Mae I Pool	7.000%	10/15/10–9/15/36	19,134	20,878
3	Ginnie Mae I Pool	7.250%	9/15/25	48	52
3	Ginnie Mae I Pool	7.500%	7/15/10–6/15/32	8,136	8,877
3	Ginnie Mae I Pool	7.750%	2/15/30	4	4
3	Ginnie Mae I Pool	8.000%	5/15/10–12/15/30	5,494	5,997
3	Ginnie Mae I Pool	8.500%	5/15/10–3/15/31	1,186	1,298
3	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	2,210	2,414
3	Ginnie Mae I Pool	9.500%	5/15/16–9/15/25	561	614
3	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	240	262
3	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	194	214
3	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	19	20
3	Ginnie Mae I Pool	11.500%	3/15/10–4/15/16	25	27
3	Ginnie Mae II Pool	4.500%	10/1/39	45,422	46,033
3	Ginnie Mae II Pool	5.000%	12/20/32–10/1/39	143,723	148,892
3	Ginnie Mae II Pool	5.500%	11/20/34–10/1/39	281,972	296,175
3	Ginnie Mae II Pool	6.000%	3/20/31–10/20/38	302,541	320,107
3	Ginnie Mae II Pool	6.500%	3/20/31–12/20/37	102,293	108,857
3	Ginnie Mae II Pool	7.000%	3/20/28–8/20/36	1,252	1,358
3	Ginnie Mae II Pool	7.500%	8/20/30	13	14
3	Ginnie Mae II Pool	8.500%	10/20/30	24	28
					22,967,419
Nonconventional Mortgage-Backed Securities (1.9%)
[2,3] Fannie Mae Pool		3.953%	7/1/35	6,876	7,061
[2,3] Fannie Mae Pool		4.133%	5/1/34	4,971	5,131
[2,3] Fannie Mae Pool		4.395%	11/1/34	7,761	7,885
[2,3] Fannie Mae Pool		4.413%	8/1/35	16,939	17,505
[2,3] Fannie Mae Pool		4.414%	7/1/35	6,663	6,873
[2,3] Fannie Mae Pool		4.536%	1/1/35	5,062	5,142
[2,3] Fannie Mae Pool		4.546%	10/1/36	4,723	4,884
[2,3] Fannie Mae Pool		4.574%	11/1/34	16,104	16,755
[2,3] Fannie Mae Pool		4.585%	12/1/34	11,622	11,833
[2,3] Fannie Mae Pool		4.603%	10/1/34	8,331	8,496
[2,3] Fannie Mae Pool		4.603%	8/1/35	11,793	12,243
[2,3] Fannie Mae Pool		4.620%	9/1/34	4,645	4,835
[2,3] Fannie Mae Pool		4.634%	11/1/33	6,473	6,694
[2,3] Fannie Mae Pool		4.644%	4/1/37	8,692	9,002
[2,3] Fannie Mae Pool		4.660%	9/1/34	2,538	2,582
[2,3] Fannie Mae Pool		4.722%	8/1/35	6,714	7,022
[2,3] Fannie Mae Pool		4.772%	4/1/36	9,060	9,390
[2,3] Fannie Mae Pool		4.774%	5/1/35	3,887	4,043
[2,3] Fannie Mae Pool		4.776%	6/1/34	6,018	6,261
[2,3] Fannie Mae Pool		4.794%	12/1/35	13,911	14,516
[2,3] Fannie Mae Pool		4.822%	9/1/35	8,573	8,953
[2,3] Fannie Mae Pool		4.890%	7/1/35	10,328	10,659
[2,3] Fannie Mae Pool		4.947%	7/1/38	5,597	5,846
[2,3] Fannie Mae Pool		4.959%	11/1/34	3,146	3,283
[2,3] Fannie Mae Pool		4.960%	10/1/35	17,441	18,517
[2,3] Fannie Mae Pool		4.971%	7/1/35	4,458	4,637
[2,3] Fannie Mae Pool		4.979%	11/1/33	2,742	2,868
[2,3] Fannie Mae Pool		5.041%	11/1/35	17,784	18,483
[2,3] Fannie Mae Pool		5.047%	2/1/36	7,669	7,995
[2,3] Fannie Mae Pool		5.047%	8/1/37	27,306	28,540
[2,3] Fannie Mae Pool		5.061%	12/1/33	3,725	3,897
[2,3] Fannie Mae Pool		5.073%	12/1/35	18,223	19,058
[2,3] Fannie Mae Pool		5.112%	12/1/35	22,605	23,654
[2,3] Fannie Mae Pool		5.118%	1/1/36	7,825	8,170

[2,3] Fannie Mae Pool	5.151%	3/1/38	11,888	12,411
[2,3] Fannie Mae Pool	5.204%	8/1/38	801	839
[2,3] Fannie Mae Pool	5.222%	3/1/37	11,009	11,531
[2,3] Fannie Mae Pool	5.301%	7/1/38	1,233	1,293
[2,3] Fannie Mae Pool	5.329%	12/1/35	5,650	5,924
[2,3] Fannie Mae Pool	5.389%	2/1/36	4,835	5,045
[2,3] Fannie Mae Pool	5.431%	5/1/37	4,731	4,922
[2,3] Fannie Mae Pool	5.457%	2/1/36	12,594	13,172
[2,3] Fannie Mae Pool	5.493%	4/1/37	1,226	1,291
[2,3] Fannie Mae Pool	5.561%	1/1/37	10,313	10,860
[2,3] Fannie Mae Pool	5.599%	7/1/36	7,957	8,340
[2,3] Fannie Mae Pool	5.626%	5/1/36	4,273	4,499
[2,3] Fannie Mae Pool	5.626%	3/1/37	9,284	9,760
[2,3] Fannie Mae Pool	5.649%	6/1/37	7,398	7,776
[2,3] Fannie Mae Pool	5.668%	6/1/36	10,838	11,382
[2,3] Fannie Mae Pool	5.668%	2/1/37	10,151	10,685
[2,3] Fannie Mae Pool	5.677%	3/1/37	7,211	7,594
[2,3] Fannie Mae Pool	5.689%	2/1/37	17,158	18,093
[2,3] Fannie Mae Pool	5.696%	9/1/36	7,148	7,520
[2,3] Fannie Mae Pool	5.721%	3/1/37	23,240	24,457
[2,3] Fannie Mae Pool	5.759%	12/1/37	23,887	25,167
[2,3] Fannie Mae Pool	5.766%	4/1/36	10,088	10,595
[2,3] Fannie Mae Pool	5.773%	4/1/37	7,470	7,894
[2,3] Fannie Mae Pool	5.780%	1/1/36	5,428	5,751
[2,3] Fannie Mae Pool	5.804%	4/1/37	14,786	15,608
[2,3] Fannie Mae Pool	5.841%	9/1/36	9,956	10,492
[2,3] Fannie Mae Pool	5.913%	11/1/36	10,181	10,792
[2,3] Fannie Mae Pool	5.985%	10/1/37	17,923	18,988
[2,3] Fannie Mae Pool	6.019%	4/1/36	9,567	10,134
[2,3] Fannie Mae Pool	6.058%	8/1/37	12,725	13,389
[2,3] Fannie Mae Pool	6.149%	6/1/36	1,949	2,066
[2,3] Fannie Mae Pool	6.556%	9/1/37	17,155	18,226
[2,3] Freddie Mac Non Gold Pool	3.156%	9/1/34	6,145	6,253
[2,3] Freddie Mac Non Gold Pool	4.111%	4/1/35	556	572
[2,3] Freddie Mac Non Gold Pool	4.384%	12/1/34	11,777	11,960
[2,3] Freddie Mac Non Gold Pool	4.389%	1/1/35	635	653
[2,3] Freddie Mac Non Gold Pool	4.592%	4/1/35	6,496	6,699
[2,3] Freddie Mac Non Gold Pool	4.596%	11/1/34	8,803	9,163
[2,3] Freddie Mac Non Gold Pool	4.661%	7/1/35	8,122	8,446
[2,3] Freddie Mac Non Gold Pool	4.678%	12/1/35	8,659	9,020
[2,3] Freddie Mac Non Gold Pool	4.685%	12/1/34	5,257	5,454
[2,3] Freddie Mac Non Gold Pool	4.691%	3/1/36	12,950	13,355
[2,3] Freddie Mac Non Gold Pool	4.797%	7/1/35	13,077	13,525
[2,3] Freddie Mac Non Gold Pool	5.020%	5/1/35	10,620	11,100
[2,3] Freddie Mac Non Gold Pool	5.043%	7/1/38	10,161	10,633
[2,3] Freddie Mac Non Gold Pool	5.266%	3/1/37	8,095	8,408
[2,3] Freddie Mac Non Gold Pool	5.274%	6/1/37	5,268	5,454
[2,3] Freddie Mac Non Gold Pool	5.280%	3/1/36	12,147	12,707
[2,3] Freddie Mac Non Gold Pool	5.289%	3/1/38	13,689	14,308
[2,3] Freddie Mac Non Gold Pool	5.315%	12/1/36	6,453	6,591
[2,3] Freddie Mac Non Gold Pool	5.328%	12/1/35	7,757	8,130
[2,3] Freddie Mac Non Gold Pool	5.351%	1/1/37	5,835	6,115
[2,3] Freddie Mac Non Gold Pool	5.426%	3/1/37	7,267	7,631
[2,3] Freddie Mac Non Gold Pool	5.441%	4/1/37	14,712	15,451
[2,3] Freddie Mac Non Gold Pool	5.502%	2/1/36	9,096	9,565
[2,3] Freddie Mac Non Gold Pool	5.565%	7/1/36	9,361	9,841
[2,3] Freddie Mac Non Gold Pool	5.568%	5/1/36	15,585	16,347
[2,3] Freddie Mac Non Gold Pool	5.592%	4/1/37	11,654	12,239

[2,3] Freddie Mac Non Gold Pool		5.669%	12/1/36	12,042	12,693
[2,3] Freddie Mac Non Gold Pool		5.686%	3/1/37	20,438	21,551
[2,3] Freddie Mac Non Gold Pool		5.710%	9/1/36	26,071	27,578
[2,3] Freddie Mac Non Gold Pool		5.713%	11/1/36	5,337	5,603
[2,3] Freddie Mac Non Gold Pool		5.766%	4/1/37	158	166
[2,3] Freddie Mac Non Gold Pool		5.767%	5/1/36	12,385	13,024
[2,3] Freddie Mac Non Gold Pool		5.775%	4/1/37	26,450	27,775
[2,3] Freddie Mac Non Gold Pool		5.779%	3/1/37	4,847	5,118
[2,3] Freddie Mac Non Gold Pool		5.796%	3/1/37	1,150	1,211
[2,3] Freddie Mac Non Gold Pool		5.824%	6/1/37	19,798	20,871
[2,3] Freddie Mac Non Gold Pool		5.825%	10/1/37	22,029	23,231
[2,3] Freddie Mac Non Gold Pool		5.863%	6/1/37	13,603	14,364
[2,3] Freddie Mac Non Gold Pool		5.881%	12/1/36	6,635	7,027
[2,3] Freddie Mac Non Gold Pool		5.894%	5/1/37	18,829	19,899
[2,3] Freddie Mac Non Gold Pool		5.934%	1/1/37	5,754	6,094
[2,3] Freddie Mac Non Gold Pool		5.974%	10/1/37	3,542	3,745
[2,3] Freddie Mac Non Gold Pool		6.051%	3/1/37	752	794
[2,3] Freddie Mac Non Gold Pool		6.074%	8/1/37	16,800	17,742
[2,3] Freddie Mac Non Gold Pool		6.088%	12/1/36	12,968	13,751
[2,3] Freddie Mac Non Gold Pool		6.105%	3/1/37	583	613
[2,3] Freddie Mac Non Gold Pool		6.117%	8/1/37	5,057	5,368
[2,3] Freddie Mac Non Gold Pool		6.235%	6/1/37	11,339	11,981
[2,3] Freddie Mac Non Gold Pool		6.505%	2/1/37	9,429	10,043
3	Ginnie Mae I Pool	7.900%	2/15/21	5	6
3	Ginnie Mae II Pool	4.375%	6/20/29	311	318
					1,169,395
Total U.S. Government and Agency Obligations (Cost $44,751,467)					46,232,685
Asset-Backed/Commercial Mortgage-Backed Securities (4.0%)
4	BA Covered Bond Issuer	5.500%	6/14/12	17,750	18,733
[3,5] BA Credit Card Trust		0.463%	4/16/12	18,711	18,697
3	BA Credit Card Trust	4.720%	5/15/13	8,275	8,569
3	Banc of America Commercial Mortgage Inc.	5.787%	5/11/35	13,844	14,077
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	5,276	5,495
3	Banc of America Commercial Mortgage Inc.	3.878%	9/11/36	771	780
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	6,250	6,186
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	3,950	3,764
[3,5] Banc of America Commercial Mortgage Inc.		5.578%	6/10/39	9,750	9,803
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	27,685	26,463
[3,5] Banc of America Commercial Mortgage Inc.		5.141%	11/10/42	1,420	1,417
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	3,650	3,055
3	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	14,555	14,406
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	17,105	16,180
[3,5] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	160	132
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	15,226	14,808
[3,5] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	392	354
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	19,725	18,480
3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	5,410	4,392
[3,5] Banc of America Commercial Mortgage Inc.		5.351%	9/10/47	759	624
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	9,475	8,494
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	2,050	1,638
[3,5] Banc of America Commercial Mortgage Inc.		6.354%	2/10/51	22,675	20,477
3	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	10,750	10,588
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	1,200	1,208
3	Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	20,300	19,563

[3,5] Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	4,275	3,268
3	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	15,675	16,121
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	4,950	3,992
3	Bear Stearns Commercial Mortgage
	Securities	5.622%	3/11/39	37,700	36,239
3	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	11,225	11,161
3	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	7,000	7,118
3	Bear Stearns Commercial Mortgage
	Securities	5.856%	6/11/40	29,150	29,586
3	Bear Stearns Commercial Mortgage
	Securities	5.405%	12/11/40	1,443	1,448
3	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	3,275	2,647
3	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	3,900	3,904
3	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	12,650	12,039
3	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	5,150	4,845
3	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	9,600	9,585
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	1,275	966
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	9,225	9,279
3	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	41,925	37,261
3	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	7,715	6,813
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	7,318	5,417
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	16,750	17,420
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	5,750	6,076
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	33,950	35,422
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	3,100	3,331
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	19,525	18,434
3	Chase Commercial Mortgage Securities Corp.	7.757%	4/15/32	1,047	1,051
3	Chase Issuance Trust	4.650%	12/17/12	30,675	31,637
3	Chase Issuance Trust	4.650%	3/15/15	30,075	32,102
3	Chase Issuance Trust	5.400%	7/15/15	9,600	10,495
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	910	716
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	3,650	3,877
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	19,275	20,965
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,200	3,311
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	4,575	5,077
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,250	2,918
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	970	846
[3,5] Citigroup Commercial Mortgage Trust		5.916%	3/15/49	13,375	12,870
[3,5] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	8,850	7,862
[3,5] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	4,875	3,645
[3,5] Citigroup Commercial Mortgage Trust		6.299%	12/10/49	3,185	2,230
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	29,726	29,314

[3,5] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	6,500	5,665
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	17,250	16,777
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	8,725	6,723
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	23,735	23,628
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	15,700	13,959
[3,4] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	9,800	10,176
3	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	6,600	6,523
3	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	23,900	22,860
3	Commercial Mortgage Pass Through
	Certificates	5.960%	6/10/46	15,275	14,747
3	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	3,173	3,189
[3,5] Commercial Mortgage Pass Through
	Certificates	6.010%	12/10/49	16,248	14,682
3	Countrywide Home Loan Mortgage Pass
	Through Trust	4.101%	5/25/33	4,050	3,323
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	1,083	890
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	24,683	21,052
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	40,275	38,348
[3,5] Credit Suisse Mortgage Capital Certificates		5.729%	2/15/39	7,300	5,612
[3,5] Credit Suisse Mortgage Capital Certificates		5.912%	6/15/39	30,735	24,034
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,625	1,188
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	31,560	25,184
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	2,016	1,413
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	5,996	4,570
3	CS First Boston Mortgage Securities Corp.	6.380%	12/18/35	3,389	3,369
[3,5] CS First Boston Mortgage Securities Corp.		4.750%	1/15/37	15,595	15,155
3	CS First Boston Mortgage Securities Corp.	4.877%	4/15/37	875	640
[3,5] CS First Boston Mortgage Securities Corp.		5.014%	2/15/38	13,900	14,124
3	CS First Boston Mortgage Securities Corp.	3.936%	5/15/38	10,580	10,423
[3,5] CS First Boston Mortgage Securities Corp.		5.100%	8/15/38	1,900	1,603
3	CS First Boston Mortgage Securities Corp.	5.100%	8/15/38	33,950	34,466
[3,5] CW Capital Cobalt Ltd.		6.015%	5/15/46	22,300	17,638
[3,5] CW Capital Cobalt Ltd.		5.484%	4/15/47	1,675	1,283
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	7,400	7,509
3	Discover Card Master Trust	5.100%	10/15/13	975	1,028
3	Discover Card Master Trust	5.650%	12/15/15	21,775	23,746
3	Discover Card Master Trust	5.650%	3/16/20	6,950	7,516
	Federal Housing Administration	7.430%	10/1/20	4	4
3	Fifth Third Auto Trust	4.070%	1/17/12	18,725	18,975
[3,5] First Union Commercial Mortgage Trust		6.754%	10/15/35	11,568	11,662
3	First Union National Bank Commercial
	Mortgage	7.202%	10/15/32	1,249	1,309
3	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	9,800	9,602
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	14,700	15,333
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	13,300	13,849
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	2,375	2,341
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	540	528
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	11,150	11,147

3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	1,015	926
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	17,395	17,791
[3,5] GE Capital Commercial Mortgage Corp.		5.515%	3/10/44	31,415	29,106
3	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	1,425	1,382
[3,5] GE Capital Commercial Mortgage Corp.		5.513%	11/10/45	6,273	5,202
3	GMAC Commercial Mortgage Securities Inc.	7.455%	8/16/33	8,396	8,474
3	GMAC Commercial Mortgage Securities Inc.	6.465%	4/15/34	11,799	12,197
3	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	12,958	13,513
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	1,575	1,359
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	3,850	3,915
[3,5] GMAC Commercial Mortgage Securities Inc.		5.667%	5/10/40	1,695	1,757
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	1,725	1,669
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,550	1,350
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	6,450	5,658
3	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	3,375	3,412
3	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	11,973
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	13,595	13,724
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	5,896	5,947
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	20,597	19,326
[3,5] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	3,710	3,135
[3,5] Greenwich Capital Commercial Funding Corp.		6.116%	7/10/38	2,575	1,947
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	650	459
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	18,030	17,014
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	13,575	13,748
[3,5] GS Mortgage Securities Corp. II		5.553%	4/10/38	9,275	8,401
[3,5] GS Mortgage Securities Corp. II		5.622%	4/10/38	4,475	3,430
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	25,010	23,730
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	15,675	15,630
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	1,735	1,740
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	7,375	7,812
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	14,329	14,699
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	9,275	8,836
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	1,440	1,418
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.985%	1/12/37	11,725	11,510
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.255%	7/12/37	1,365	1,411
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	7/12/37	10,030	10,322
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	4,975	4,999
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.948%	9/12/37	775	682
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	10,345	8,730
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.558%	6/12/41	15,725	15,672
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.697%	7/15/42	1,500	1,494
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	2,825	2,382
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.498%	1/12/43	160	132
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.160%	4/15/43	14,007	14,094

[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	3,302	3,102
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.629%	12/12/44	3,100	2,399
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.386%	12/15/44	3,235	2,660
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	1,665	1,299
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	25,225	23,994
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	530	387
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	5,500	5,510
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.991%	6/15/49	9,400	9,481
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.006%	6/15/49	5,550	5,050
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	26,000	22,234
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	8,325	8,165
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	20,820	17,930
[3,5] LB Commercial Conduit Mortgage Trust		6.150%	7/15/44	9,605	5,844
3	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	1,763	1,726
3	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	12,699	12,461
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	12,680	11,185
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	7,345	7,170
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	1,100	1,094
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	16,825	16,470
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	6,390	6,531
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,400	2,034
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	16,050	16,350
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	3,550	3,258
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	5,125	5,071
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	17,792
[3,5] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	22,996	22,015
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	625	478
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,275	2,641
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	14,200	11,886
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,600	3,022
[3,5] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	3,432	2,197
[3,5] LB-UBS Commercial Mortgage Trust		5.263%	11/15/40	635	559
[3,5] LB-UBS Commercial Mortgage Trust		6.318%	4/15/41	4,715	3,020
[3,5] LB-UBS Commercial Mortgage Trust		6.318%	4/15/41	23,600	22,718
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	26,700	22,925
[3,5] MBNA Credit Card Master Note Trust		0.323%	3/15/12	39,125	39,120
3	MBNA Master Credit Card Trust	7.800%	10/15/12	800	832
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	6,225	6,253
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	875	745
3	Merrill Lynch Mortgage Trust	5.839%	5/12/39	9,550	9,093
[3,5] Merrill Lynch Mortgage Trust		5.840%	5/12/39	1,725	1,232
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	4,500	3,673
[3,5] Merrill Lynch Mortgage Trust		5.291%	1/12/44	20,050	19,528
[3,5] Merrill Lynch Mortgage Trust		6.022%	6/12/50	3,075	2,097
[3,5] Merrill Lynch Mortgage Trust		6.022%	6/12/50	28,018	22,027
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,250	3,303

3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	12,270	10,151
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.104%	6/12/46	32,125	30,814
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	3,300	2,254
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	18,720	14,597
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	9,600	9,548
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	23,050	18,311
3	Morgan Stanley Capital I	4.970%	4/14/40	3,350	3,085
[3,5] Morgan Stanley Capital I		5.110%	6/15/40	14,875	15,133
3	Morgan Stanley Capital I	5.030%	6/13/41	1,397	1,182
3	Morgan Stanley Capital I	5.270%	6/13/41	3,775	3,619
[3,5] Morgan Stanley Capital I		5.984%	8/12/41	820	637
3	Morgan Stanley Capital I	5.328%	11/12/41	3,300	3,401
3	Morgan Stanley Capital I	5.360%	11/12/41	7,000	5,208
3	Morgan Stanley Capital I	4.970%	12/15/41	8,475	8,104
3	Morgan Stanley Capital I	5.168%	1/14/42	3,600	3,766
[3,5] Morgan Stanley Capital I		5.803%	6/11/42	14,000	12,855
3	Morgan Stanley Capital I	4.989%	8/13/42	21,875	21,541
3	Morgan Stanley Capital I	5.230%	9/15/42	22,425	22,112
3	Morgan Stanley Capital I	5.941%	10/15/42	7,675	7,310
[3,5] Morgan Stanley Capital I		5.946%	10/15/42	340	277
[3,5] Morgan Stanley Capital I		5.378%	11/14/42	160	132
[3,5] Morgan Stanley Capital I		5.378%	11/14/42	15,525	15,786
3	Morgan Stanley Capital I	6.457%	1/11/43	15,725	15,332
3	Morgan Stanley Capital I	5.332%	12/15/43	6,225	5,375
[3,5] Morgan Stanley Capital I		5.558%	3/12/44	28,666	27,226
[3,5] Morgan Stanley Capital I		5.773%	7/12/44	3,500	2,663
[3,5] Morgan Stanley Capital I		5.654%	4/15/49	1,850	1,681
[3,5] Morgan Stanley Capital I		5.877%	4/15/49	4,450	2,850
[3,5] Morgan Stanley Capital I		6.076%	6/11/49	4,225	2,919
[3,5] Morgan Stanley Capital I		5.544%	11/12/49	6,875	5,032
3	Morgan Stanley Capital I	5.809%	12/12/49	10,545	9,187
3	Morgan Stanley Capital I	5.090%	10/12/52	7,300	7,394
[3,5] Morgan Stanley Capital I		5.204%	10/12/52	5,085	3,895
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	3,496	3,459
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	3,616	3,660
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	15,675	15,337
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	4,174	4,428
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	21,000	20,522
3	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	935	959
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	6,175	6,595
3	Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/12	247	250
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	5,452	5,549
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	9,002	9,425
3	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	572	579
3	PSE&G Transition Funding LLC	6.890%	12/15/17	20,100	23,744
3	Residential Asset Securities Corp.	6.489%	10/25/30	240	171
3	Salomon Brothers Mortgage Securities VII Inc.	3.812%	9/25/33	9,187	8,181
3	Salomon Brothers Mortgage Securities VII Inc.	4.467%	3/18/36	563	560
3	USAA Auto Owner Trust	4.710%	2/18/14	12,600	13,342
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	1,315	1,278
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	700	646
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	700	601
[3,5] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	2,850	2,831

3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	3,250	3,138
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	20,255	18,013
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	5,621	5,663
[3,5] Wachovia Bank Commercial Mortgage Trust		5.412%	7/15/41	21,870	21,088
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	18,625	17,175
[3,5] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	13,875	13,837
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	5,850	5,699
[3,5] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	12,625	12,087
[3,5] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	6,625	5,184
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	13,404	13,201
[3,5] Wachovia Bank Commercial Mortgage Trust		5.384%	10/15/44	16,635	16,570
[3,5] Wachovia Bank Commercial Mortgage Trust		5.439%	12/15/44	29,325	28,563
[3,5] Wachovia Bank Commercial Mortgage Trust		5.489%	12/15/44	155	127
[3,5] Wachovia Bank Commercial Mortgage Trust		6.158%	6/15/45	1,215	947
[3,5] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	8,000	7,335
[3,5] Wachovia Bank Commercial Mortgage Trust		5.818%	5/15/46	4,975	3,331
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	15,825	15,014
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	10,395	7,287
3	World Omni Auto Receivables Trust	3.940%	10/15/12	14,975	15,267
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,591,310)					2,573,153
Corporate Bonds (19.0%)
Finance (6.8%)
	Banking (4.5%)
	Abbey National PLC	7.950%	10/26/29	13,865	14,511
	ABN AMRO Bank NV	4.650%	6/4/18	225	188
	American Express Bank FSB	5.550%	10/17/12	3,275	3,459
	American Express Bank FSB	5.500%	4/16/13	7,800	8,188
	American Express Bank FSB	6.000%	9/13/17	4,050	4,203
	American Express Centurion Bank	5.200%	11/26/10	1,550	1,609
	American Express Centurion Bank	5.550%	10/17/12	2,475	2,629
	American Express Centurion Bank	5.950%	6/12/17	1,750	1,807
	American Express Centurion Bank	6.000%	9/13/17	3,600	3,746
	American Express Co.	4.875%	7/15/13	5,821	5,989
	American Express Co.	5.500%	9/12/16	2,850	2,781
	American Express Co.	6.150%	8/28/17	5,075	5,298
	American Express Co.	7.000%	3/19/18	10,675	11,553
	American Express Co.	8.150%	3/19/38	1,475	1,834
3	American Express Co.	6.800%	9/1/66	5,930	5,063
	American Express Credit Corp.	5.000%	12/2/10	4,700	4,860
	American Express Credit Corp.	5.875%	5/2/13	16,700	17,738
	American Express Credit Corp.	7.300%	8/20/13	16,825	18,741
	American Express Credit Corp.	5.125%	8/25/14	1,175	1,220
4	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	6,075	6,302
	Amsouth Bank/Birmingham AL	5.200%	4/1/15	4,825	4,182
	Associates Corp. of North America	6.950%	11/1/18	250	252
4	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	2,200	2,305
	Bank of America Corp.	4.250%	10/1/10	7,525	7,724
	Bank of America Corp.	4.375%	12/1/10	1,975	2,031
	Bank of America Corp.	5.375%	8/15/11	1,275	1,345
	Bank of America Corp.	5.375%	9/11/12	4,650	4,907
	Bank of America Corp.	4.875%	9/15/12	12,375	12,855
	Bank of America Corp.	4.875%	1/15/13	7,631	7,882
	Bank of America Corp.	4.900%	5/1/13	12,790	13,184
	Bank of America Corp.	7.375%	5/15/14	5,125	5,721
	Bank of America Corp.	5.375%	6/15/14	2,900	3,019
	Bank of America Corp.	5.125%	11/15/14	22,425	22,944

Bank of America Corp.	5.250%	12/1/15	3,850	3,842
Bank of America Corp.	6.500%	8/1/16	4,300	4,540
Bank of America Corp.	5.750%	8/15/16	10,875	10,719
Bank of America Corp.	5.625%	10/14/16	5,925	6,034
Bank of America Corp.	5.420%	3/15/17	15,325	14,570
Bank of America Corp.	6.000%	9/1/17	1,010	1,022
Bank of America Corp.	5.750%	12/1/17	5,950	5,928
Bank of America Corp.	5.650%	5/1/18	26,250	26,026
Bank of America Corp.	7.625%	6/1/19	8,175	9,222
Bank of America Corp.	6.800%	3/15/28	625	630
Bank of America Corp.	6.500%	9/15/37	2,325	2,386
Bank of America NA	5.300%	3/15/17	23,575	22,791
Bank of America NA	6.100%	6/15/17	5,175	5,229
Bank of America NA	6.000%	10/15/36	13,100	13,366
Bank of New York Mellon Corp.	4.950%	1/14/11	2,025	2,110
Bank of New York Mellon Corp.	6.375%	4/1/12	300	328
Bank of New York Mellon Corp.	4.950%	11/1/12	18,325	19,861
Bank of New York Mellon Corp.	4.500%	4/1/13	2,125	2,235
Bank of New York Mellon Corp.	5.125%	8/27/13	3,525	3,847
Bank of New York Mellon Corp.	4.300%	5/15/14	5,695	6,014
Bank of New York Mellon Corp.	4.950%	3/15/15	5,825	6,279
Bank of New York Mellon Corp.	5.450%	5/15/19	3,350	3,635
4 Bank of Scotland PLC	5.250%	2/21/17	11,325	10,690
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
NY	7.400%	6/15/11	9,050	9,874
Bank One Corp.	5.900%	11/15/11	2,075	2,220
Bank One Corp.	5.250%	1/30/13	3,675	3,875
Bank One Corp.	4.900%	4/30/15	1,950	2,003
Bank One Corp.	7.625%	10/15/26	1,150	1,368
Banque Paribas/New York	6.950%	7/22/13	900	996
Barclays Bank PLC	5.450%	9/12/12	7,075	7,586
Barclays Bank PLC	5.200%	7/10/14	8,700	9,167
Barclays Bank PLC	5.000%	9/22/16	8,875	8,937
Barclays Bank PLC	6.750%	5/22/19	8,275	9,172
BB&T Capital Trust II	6.750%	6/7/36	7,375	6,942
3 BB&T Capital Trust IV	6.820%	6/12/57	3,775	3,086
BB&T Corp.	6.500%	8/1/11	2,405	2,564
BB&T Corp.	3.850%	7/27/12	3,575	3,688
BB&T Corp.	4.750%	10/1/12	5,450	5,697
BB&T Corp.	5.700%	4/30/14	4,050	4,386
BB&T Corp.	5.200%	12/23/15	4,387	4,602
BB&T Corp.	4.900%	6/30/17	525	518
BB&T Corp.	6.850%	4/30/19	5,779	6,510
BB&T Corp.	5.250%	11/1/19	2,450	2,437
Bear Stearns Cos. LLC	4.500%	10/28/10	2,495	2,585
Bear Stearns Cos. LLC	5.350%	2/1/12	22,525	24,012
Bear Stearns Cos. LLC	6.950%	8/10/12	7,832	8,762
Bear Stearns Cos. LLC	5.700%	11/15/14	14,240	15,389
Bear Stearns Cos. LLC	5.300%	10/30/15	6,040	6,379
Bear Stearns Cos. LLC	5.550%	1/22/17	4,000	4,070
Bear Stearns Cos. LLC	6.400%	10/2/17	7,425	8,089
Bear Stearns Cos. LLC	7.250%	2/1/18	10,528	12,041
Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,633
BNY Mellon NA	4.750%	12/15/14	2,800	2,977
Branch Banking & Trust Co./Wilson NC	5.625%	9/15/16	5,475	5,527
Capital One Bank USA NA	6.500%	6/13/13	4,350	4,521
Capital One Bank USA NA	8.800%	7/15/19	11,150	12,914
Capital One Capital III	7.686%	8/15/36	5,975	5,049

	Capital One Capital IV	6.745%	2/17/37	2,475	1,881
	Capital One Capital V	10.250%	8/15/39	1,625	1,806
	Capital One Financial Corp.	5.700%	9/15/11	3,175	3,326
	Capital One Financial Corp.	4.800%	2/21/12	1,700	1,714
	Capital One Financial Corp.	7.375%	5/23/14	1,450	1,622
	Capital One Financial Corp.	5.500%	6/1/15	6,375	6,424
	Capital One Financial Corp.	6.150%	9/1/16	5,246	5,148
	Capital One Financial Corp.	5.250%	2/21/17	1,350	1,305
	Capital One Financial Corp.	6.750%	9/15/17	5,650	5,978
	Charter One Bank NA	5.500%	4/26/11	10,300	10,676
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	14,125	13,982
	Citigroup Inc.	6.500%	1/18/11	9,395	9,811
	Citigroup Inc.	5.125%	2/14/11	5,800	5,962
	Citigroup Inc.	5.100%	9/29/11	23,425	24,201
	Citigroup Inc.	6.000%	2/21/12	5,074	5,328
	Citigroup Inc.	5.250%	2/27/12	9,725	10,072
	Citigroup Inc.	5.500%	8/27/12	2,300	2,404
	Citigroup Inc.	5.625%	8/27/12	6,340	6,509
	Citigroup Inc.	5.300%	10/17/12	21,400	22,127
	Citigroup Inc.	5.500%	4/11/13	28,240	28,921
	Citigroup Inc.	6.500%	8/19/13	15,025	15,803
	Citigroup Inc.	5.125%	5/5/14	7,200	7,178
	Citigroup Inc.	6.375%	8/12/14	1,725	1,789
	Citigroup Inc.	5.000%	9/15/14	29,237	27,892
	Citigroup Inc.	5.500%	10/15/14	2,750	2,751
	Citigroup Inc.	4.700%	5/29/15	3,225	3,071
	Citigroup Inc.	5.300%	1/7/16	19,225	18,620
	Citigroup Inc.	5.500%	2/15/17	3,150	2,949
	Citigroup Inc.	6.000%	8/15/17	11,875	11,629
	Citigroup Inc.	6.125%	11/21/17	9,800	9,669
	Citigroup Inc.	6.125%	5/15/18	325	319
	Citigroup Inc.	8.500%	5/22/19	7,250	8,171
	Citigroup Inc.	6.625%	6/15/32	1,200	1,097
	Citigroup Inc.	5.875%	2/22/33	16,850	13,931
	Citigroup Inc.	6.000%	10/31/33	2,050	1,700
	Citigroup Inc.	5.850%	12/11/34	1,575	1,396
	Citigroup Inc.	6.125%	8/25/36	7,475	6,470
	Citigroup Inc.	5.875%	5/29/37	7,025	6,141
	Citigroup Inc.	6.875%	3/5/38	14,000	13,667
	Citigroup Inc.	8.125%	7/15/39	13,875	15,570
	Comerica Bank	5.750%	11/21/16	9,950	8,987
	Comerica Bank	5.200%	8/22/17	2,900	2,470
3	Comerica Capital Trust II	6.576%	2/20/37	3,400	2,397
	Comerica Inc.	4.800%	5/1/15	3,400	2,841
	Compass Bank	6.400%	10/1/17	2,075	1,915
	Compass Bank	5.900%	4/1/26	1,875	1,426
4	Corestates Capital I	8.000%	12/15/26	3,975	3,617
	Countrywide Financial Corp.	5.800%	6/7/12	6,375	6,678
	Countrywide Financial Corp.	6.250%	5/15/16	1,675	1,688
	Countrywide Home Loans Inc.	4.000%	3/22/11	2,706	2,750
	Credit Suisse USA Inc.	4.875%	8/15/10	19,225	19,922
	Credit Suisse USA Inc.	5.250%	3/2/11	7,275	7,679
	Credit Suisse USA Inc.	5.500%	8/16/11	4,300	4,589
	Credit Suisse USA Inc.	6.125%	11/15/11	12,525	13,596
	Credit Suisse USA Inc.	6.500%	1/15/12	1,950	2,126
	Credit Suisse USA Inc.	5.500%	8/15/13	9,485	10,257
	Credit Suisse USA Inc.	5.125%	1/15/14	2,075	2,200
	Credit Suisse USA Inc.	4.875%	1/15/15	15,490	16,248

Credit Suisse USA Inc.	5.125%	8/15/15	8,625	9,113
Credit Suisse USA Inc.	7.125%	7/15/32	3,471	4,298
3 Credit Suisse/Guernsey	5.860%	5/15/49	8,130	6,260
Credit Suisse/New York NY	5.000%	5/15/13	12,775	13,541
Credit Suisse/New York NY	5.500%	5/1/14	8,125	8,774
Credit Suisse/New York NY	6.000%	2/15/18	6,775	7,126
Credit Suisse/New York NY	5.300%	8/13/19	6,775	6,927
Deutsche Bank AG/London	5.375%	10/12/12	10,675	11,548
Deutsche Bank AG/London	4.875%	5/20/13	22,425	23,922
Deutsche Bank AG/London	6.000%	9/1/17	24,006	25,886
Deutsche Bank Financial LLC	5.375%	3/2/15	4,250	4,367
FIA Card Services NA	6.625%	6/15/12	2,715	2,897
Fifth Third Bancorp	6.250%	5/1/13	4,650	4,809
Fifth Third Bancorp	4.500%	6/1/18	1,225	953
Fifth Third Bancorp	8.250%	3/1/38	4,300	4,000
Fifth Third Bank/Ohio	4.750%	2/1/15	8,525	8,011
3 Fifth Third Capital Trust IV	6.500%	4/15/67	3,400	2,337
First Tennessee Bank NA	5.050%	1/15/15	1,400	1,163
First Union Institutional Capital I	8.040%	12/1/26	1,400	1,330
Golden West Financial Corp.	4.750%	10/1/12	2,590	2,690
Goldman Sachs Capital I	6.345%	2/15/34	15,565	14,466
3 Goldman Sachs Capital II	5.793%	12/29/49	7,100	5,115
Goldman Sachs Group Inc.	4.500%	6/15/10	4,670	4,790
Goldman Sachs Group Inc.	6.875%	1/15/11	2,850	3,034
Goldman Sachs Group Inc.	6.600%	1/15/12	19,975	21,795
Goldman Sachs Group Inc.	5.300%	2/14/12	725	771
Goldman Sachs Group Inc.	3.625%	8/1/12	3,850	3,938
Goldman Sachs Group Inc.	5.700%	9/1/12	650	702
Goldman Sachs Group Inc.	5.450%	11/1/12	9,625	10,348
Goldman Sachs Group Inc.	5.250%	4/1/13	10,215	10,892
Goldman Sachs Group Inc.	4.750%	7/15/13	10,200	10,702
Goldman Sachs Group Inc.	5.250%	10/15/13	14,020	14,804
Goldman Sachs Group Inc.	5.150%	1/15/14	2,115	2,222
Goldman Sachs Group Inc.	6.000%	5/1/14	23,450	25,503
Goldman Sachs Group Inc.	5.000%	10/1/14	12,367	12,967
Goldman Sachs Group Inc.	5.125%	1/15/15	9,210	9,667
Goldman Sachs Group Inc.	5.350%	1/15/16	17,150	17,761
Goldman Sachs Group Inc.	5.750%	10/1/16	9,075	9,550
Goldman Sachs Group Inc.	5.625%	1/15/17	11,475	11,616
Goldman Sachs Group Inc.	6.250%	9/1/17	24,550	25,865
Goldman Sachs Group Inc.	5.950%	1/18/18	22,725	23,462
Goldman Sachs Group Inc.	6.150%	4/1/18	12,375	12,968
Goldman Sachs Group Inc.	7.500%	2/15/19	825	944
Goldman Sachs Group Inc.	5.950%	1/15/27	8,825	8,593
Goldman Sachs Group Inc.	6.125%	2/15/33	11,325	11,808
Goldman Sachs Group Inc.	6.450%	5/1/36	2,475	2,478
Goldman Sachs Group Inc.	6.750%	10/1/37	34,136	35,277
4 HBOS PLC	6.750%	5/21/18	5,675	5,032
HSBC Bank PLC	6.950%	3/15/11	8,925	9,249
HSBC Bank USA NA/New York NY	4.625%	4/1/14	5,175	5,373
HSBC Bank USA NA/New York NY	5.875%	11/1/34	1,950	2,003
HSBC Bank USA NA/New York NY	5.625%	8/15/35	1,675	1,676
HSBC Holdings PLC	7.625%	5/17/32	925	1,084
HSBC Holdings PLC	7.350%	11/27/32	1,990	2,283
HSBC Holdings PLC	6.500%	5/2/36	17,850	19,533
HSBC Holdings PLC	6.500%	9/15/37	14,400	15,894
HSBC Holdings PLC	6.800%	6/1/38	4,050	4,606
4 ICICI Bank Ltd./Bahrain	6.625%	10/3/12	5,050	5,138

JP Morgan Chase Capital XV	5.875%	3/15/35	4,055	3,649
JP Morgan Chase Capital XVII	5.850%	8/1/35	625	560
JP Morgan Chase Capital XX	6.550%	9/29/36	6,825	6,339
JP Morgan Chase Capital XXII	6.450%	2/2/37	9,625	8,610
JP Morgan Chase Capital XXV	6.800%	10/1/37	8,975	9,146
JPMorgan Chase & Co.	6.750%	2/1/11	11,562	12,320
JPMorgan Chase & Co.	5.600%	6/1/11	14,700	15,617
JPMorgan Chase & Co.	4.850%	6/16/11	8,775	9,226
JPMorgan Chase & Co.	4.500%	1/15/12	4,925	5,134
JPMorgan Chase & Co.	6.625%	3/15/12	9,825	10,761
JPMorgan Chase & Co.	5.375%	10/1/12	18,350	19,873
JPMorgan Chase & Co.	5.750%	1/2/13	5,671	6,045
JPMorgan Chase & Co.	4.750%	5/1/13	13,950	14,661
JPMorgan Chase & Co.	5.375%	1/15/14	3,475	3,729
JPMorgan Chase & Co.	4.875%	3/15/14	17,215	17,972
JPMorgan Chase & Co.	5.125%	9/15/14	10,235	10,765
JPMorgan Chase & Co.	4.750%	3/1/15	4,400	4,613
JPMorgan Chase & Co.	5.250%	5/1/15	5,100	5,340
JPMorgan Chase & Co.	5.150%	10/1/15	5,535	5,743
JPMorgan Chase & Co.	6.125%	6/27/17	11,550	12,201
JPMorgan Chase & Co.	6.000%	1/15/18	3,325	3,555
JPMorgan Chase & Co.	6.300%	4/23/19	7,550	8,296
JPMorgan Chase & Co.	6.400%	5/15/38	39,350	44,242
JPMorgan Chase Bank NA	5.875%	6/13/16	4,121	4,322
JPMorgan Chase Bank NA	6.000%	7/5/17	825	869
JPMorgan Chase Bank NA	6.000%	10/1/17	1,925	2,042
KeyBank NA	7.000%	2/1/11	625	658
KeyBank NA	5.500%	9/17/12	5,325	5,549
KeyBank NA	5.800%	7/1/14	2,825	2,774
KeyBank NA	4.950%	9/15/15	5,600	5,103
KeyBank NA	5.450%	3/3/16	5,600	5,009
Keycorp	6.500%	5/14/13	5,275	5,493
M&I Marshall & Ilsley Bank	5.250%	9/4/12	925	837
M&I Marshall & Ilsley Bank	4.850%	6/16/15	600	453
M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	111
Manufacturers & Traders Trust Co.	6.625%	12/4/17	6,550	6,761
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	358
MBNA Corp.	7.500%	3/15/12	2,520	2,748
MBNA Corp.	6.125%	3/1/13	3,850	4,061
MBNA Corp.	5.000%	6/15/15	3,425	3,460
3 Mellon Capital IV	6.244%	6/29/49	200	153
Mellon Funding Corp.	6.400%	5/14/11	350	374
Mellon Funding Corp.	5.000%	12/1/14	875	943
Merrill Lynch & Co. Inc.	5.770%	7/25/11	2,425	2,550
Merrill Lynch & Co. Inc.	6.050%	8/15/12	10,000	10,661
Merrill Lynch & Co. Inc.	5.450%	2/5/13	14,550	15,125
Merrill Lynch & Co. Inc.	6.150%	4/25/13	19,975	21,170
Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,325	11,562
Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,250	2,317
Merrill Lynch & Co. Inc.	5.000%	1/15/15	16,454	16,460
Merrill Lynch & Co. Inc.	6.050%	5/16/16	3,925	3,892
Merrill Lynch & Co. Inc.	5.700%	5/2/17	16,075	15,540
Merrill Lynch & Co. Inc.	6.400%	8/28/17	13,850	14,213
Merrill Lynch & Co. Inc.	6.875%	4/25/18	12,036	12,685
Merrill Lynch & Co. Inc.	6.500%	7/15/18	325	331
Merrill Lynch & Co. Inc.	6.220%	9/15/26	14,925	14,048
Merrill Lynch & Co. Inc.	6.110%	1/29/37	4,350	4,108
Merrill Lynch & Co. Inc.	7.750%	5/14/38	10,560	11,964

	Morgan Stanley	4.000%	1/15/10	8,150	8,223
	Morgan Stanley	5.050%	1/21/11	3,116	3,222
	Morgan Stanley	6.750%	4/15/11	16,265	17,313
	Morgan Stanley	5.625%	1/9/12	5,150	5,460
	Morgan Stanley	6.600%	4/1/12	11,335	12,341
	Morgan Stanley	5.750%	8/31/12	7,400	7,937
	Morgan Stanley	5.300%	3/1/13	16,486	17,324
	Morgan Stanley	6.750%	10/15/13	600	655
	Morgan Stanley	4.750%	4/1/14	24,957	24,917
	Morgan Stanley	6.000%	5/13/14	20,085	21,419
	Morgan Stanley	6.000%	4/28/15	28,975	30,668
	Morgan Stanley	5.375%	10/15/15	5,525	5,672
	Morgan Stanley	5.750%	10/18/16	14,500	14,916
	Morgan Stanley	5.450%	1/9/17	9,325	9,265
	Morgan Stanley	5.550%	4/27/17	2,875	2,874
	Morgan Stanley	6.250%	8/28/17	510	533
	Morgan Stanley	5.950%	12/28/17	16,050	16,460
	Morgan Stanley	6.625%	4/1/18	16,125	17,032
	Morgan Stanley	7.300%	5/13/19	1,625	1,786
	Morgan Stanley	6.250%	8/9/26	14,525	15,142
	Morgan Stanley	7.250%	4/1/32	9,815	11,148
	National City Bank/Cleveland OH	6.250%	3/15/11	475	497
	National City Bank/Cleveland OH	4.625%	5/1/13	2,500	2,553
	National City Corp.	4.900%	1/15/15	1,100	1,116
	National City Corp.	6.875%	5/15/19	650	697
3	National City Preferred Capital Trust I	12.000%	12/31/49	5,450	6,131
4	Nationwide Building Society	4.250%	2/1/10	85	85
4	Nationwide Building Society	5.500%	7/18/12	22,025	23,093
	North Fork Bancorporation Inc.	5.875%	8/15/12	150	153
4	Northern Rock PLC	5.625%	6/22/17	37,275	34,240
	Northern Trust Co.	6.500%	8/15/18	1,075	1,226
	Northern Trust Corp.	5.500%	8/15/13	1,250	1,371
	Northern Trust Corp.	4.625%	5/1/14	3,975	4,277
	PNC Bank NA	4.875%	9/21/17	7,825	7,558
	PNC Bank NA	6.000%	12/7/17	1,100	1,139
	PNC Funding Corp.	5.125%	12/14/10	4,475	4,647
	PNC Funding Corp.	5.400%	6/10/14	379	408
	PNC Funding Corp.	4.250%	9/21/15	3,675	3,696
	PNC Funding Corp.	5.250%	11/15/15	8,050	8,244
	PNC Funding Corp.	5.625%	2/1/17	875	882
	PNC Funding Corp.	6.700%	6/10/19	929	1,030
	Regions Bank/Birmingham AL	7.500%	5/15/18	1,075	1,020
	Regions Financial Corp.	6.375%	5/15/12	2,775	2,550
	Regions Financial Corp.	7.375%	12/10/37	3,700	2,818
	Royal Bank of Canada	4.125%	1/26/10	3,600	3,640
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,350	1,351
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	96	87
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	6,425	5,779
4	Royal Bank of Scotland PLC	4.875%	8/25/14	1,000	1,014
	Santander Financial Issuances Ltd.	6.375%	2/15/11	2,150	2,221
	SouthTrust Corp.	5.800%	6/15/14	2,450	2,568
	Sovereign Bank	5.125%	3/15/13	2,275	2,280
	Sovereign Bank	8.750%	5/30/18	1,325	1,525
[3,4] Standard Chartered PLC		6.409%	12/31/49	5,525	4,365
	State Street Bank and Trust Co.	5.300%	1/15/16	2,675	2,753
	State Street Corp.	4.300%	5/30/14	3,500	3,659
	Sumitomo Mitsui Banking Corp./New York	8.000%	6/15/12	12,600	14,175
	SunTrust Bank/Atlanta GA	6.375%	4/1/11	6,230	6,468

SunTrust Bank/Atlanta GA	5.000%	9/1/15	250	243
SunTrust Bank/Atlanta GA	5.450%	12/1/17	400	376
SunTrust Bank/Atlanta GA	7.250%	3/15/18	875	900
SunTrust Banks Inc.	5.250%	11/5/12	6,350	6,565
SunTrust Banks Inc.	6.000%	9/11/17	2,883	2,846
SunTrust Banks Inc.	6.000%	2/15/26	3,075	2,432
SunTrust Capital VIII	6.100%	12/15/36	1,830	1,267
Swiss Bank Corp./NY	7.000%	10/15/15	2,200	2,363
Swiss Bank Corp./NY	7.375%	6/15/17	3,225	3,343
UBS AG/Stamford Branch	5.875%	12/20/17	28,224	28,862
UBS AG/Stamford CT	5.875%	7/15/16	2,175	2,189
UBS AG/Stamford CT	5.750%	4/25/18	11,100	11,229
3 UBS Preferred Funding Trust II	7.247%	6/29/49	8	7
UFJ Finance Aruba AEC	6.750%	7/15/13	19,300	20,612
Union Bank NA	5.950%	5/11/16	3,650	3,557
Union Planters Corp.	4.375%	12/1/10	800	794
Union Planters Corp.	7.750%	3/1/11	5,850	5,720
UnionBanCal Corp.	5.250%	12/16/13	2,055	2,003
US Bank NA/Cincinnati OH	6.375%	8/1/11	5,500	5,967
US Bank NA/Cincinnati OH	6.300%	2/4/14	7,875	8,810
US Bank NA/Cincinnati OH	4.950%	10/30/14	8,096	8,703
3 USB Capital IX	6.189%	4/15/49	7,815	5,900
Wachovia Bank NA	4.800%	11/1/14	1,400	1,432
Wachovia Bank NA	4.875%	2/1/15	13,500	13,923
Wachovia Bank NA	5.000%	8/15/15	885	908
Wachovia Bank NA	6.000%	11/15/17	7,725	8,178
Wachovia Bank NA	5.850%	2/1/37	9,900	9,900
Wachovia Bank NA	6.600%	1/15/38	11,450	12,563
3 Wachovia Capital Trust III	5.800%	3/15/11	10,075	6,851
Wachovia Corp.	5.300%	10/15/11	13,875	14,707
Wachovia Corp.	4.875%	2/15/14	9,250	9,514
Wachovia Corp.	5.250%	8/1/14	4,012	4,178
Wachovia Corp.	5.625%	10/15/16	12,350	12,687
Wachovia Corp.	5.750%	6/15/17	24,425	25,954
Wachovia Corp.	5.750%	2/1/18	1,325	1,405
Wachovia Corp.	6.605%	10/1/25	175	179
Wachovia Corp.	7.500%	4/15/35	875	925
Wachovia Corp.	5.500%	8/1/35	2,850	2,629
Wachovia Corp.	6.550%	10/15/35	575	551
Wells Fargo & Co.	4.875%	1/12/11	10,821	11,259
Wells Fargo & Co.	6.375%	8/1/11	1,575	1,687
Wells Fargo & Co.	5.300%	8/26/11	7,175	7,604
Wells Fargo & Co.	5.125%	9/1/12	3,150	3,330
Wells Fargo & Co.	5.250%	10/23/12	15,525	16,570
Wells Fargo & Co.	4.375%	1/31/13	9,675	10,030
Wells Fargo & Co.	4.950%	10/16/13	3,725	3,899
Wells Fargo & Co.	5.000%	11/15/14	96	99
Wells Fargo & Co.	5.625%	12/11/17	31,050	32,642
Wells Fargo & Co.	5.375%	2/7/35	4,350	4,282
Wells Fargo Bank NA	6.450%	2/1/11	12,325	13,002
Wells Fargo Bank NA	4.750%	2/9/15	12,075	12,239
Wells Fargo Bank NA	5.750%	5/16/16	6,225	6,532
Wells Fargo Bank NA	5.950%	8/26/36	10,025	10,160
Wells Fargo Capital X	5.950%	12/15/36	2,450	2,095
3 Wells Fargo Capital XIII	7.700%	12/29/49	6,250	5,500
3 Wells Fargo Capital XV	9.750%	12/29/49	4,650	4,836
Wells Fargo Financial Inc.	5.500%	8/1/12	3,125	3,358

Westpac Banking Corp.	4.200%	2/27/15	13,500	13,734

Brokerage (0.1%)
Ameriprise Financial Inc.	5.350%	11/15/10	135	140
Ameriprise Financial Inc.	5.650%	11/15/15	3,875	3,963
Ameriprise Financial Inc.	7.300%	6/28/19	400	447
3 Ameriprise Financial Inc.	7.518%	6/1/66	925	754
BlackRock Inc.	6.250%	9/15/17	3,150	3,436
Charles Schwab Corp.	4.950%	6/1/14	10,150	10,849
4 FMR LLC	7.490%	6/15/19	800	907
Jefferies Group Inc.	8.500%	7/15/19	900	951
Jefferies Group Inc.	6.450%	6/8/27	13,025	10,969
Jefferies Group Inc.	6.250%	1/15/36	6,625	5,299
Lazard Group LLC	6.850%	6/15/17	6,075	6,072

Finance Companies (0.9%)
Block Financial LLC	7.875%	1/15/13	1,575	1,741
Discover Financial Services	6.450%	6/12/17	925	839
GATX Corp.	4.750%	10/1/12	2,500	2,522
General Electric Capital Corp.	4.250%	9/13/10	3,700	3,819
General Electric Capital Corp.	4.875%	10/21/10	3,175	3,302
General Electric Capital Corp.	5.000%	12/1/10	2,125	2,216
General Electric Capital Corp.	5.200%	2/1/11	1,550	1,625
General Electric Capital Corp.	6.125%	2/22/11	11,505	12,203
General Electric Capital Corp.	5.500%	4/28/11	5,950	6,296
General Electric Capital Corp.	5.000%	11/15/11	6,480	6,858
General Electric Capital Corp.	5.875%	2/15/12	14,811	15,817
General Electric Capital Corp.	4.375%	3/3/12	8,775	9,079
General Electric Capital Corp.	5.000%	4/10/12	150	158
General Electric Capital Corp.	6.000%	6/15/12	21,425	23,031
General Electric Capital Corp.	3.500%	8/13/12	7,900	8,012
General Electric Capital Corp.	5.250%	10/19/12	45,200	47,826
General Electric Capital Corp.	5.450%	1/15/13	8,150	8,644
General Electric Capital Corp.	4.800%	5/1/13	13,950	14,229
General Electric Capital Corp.	5.900%	5/13/14	7,850	8,458
General Electric Capital Corp.	5.500%	6/4/14	13,075	14,051
General Electric Capital Corp.	5.650%	6/9/14	8,650	9,219
General Electric Capital Corp.	4.375%	9/21/15	2,900	2,875
General Electric Capital Corp.	5.400%	2/15/17	26,725	26,873
General Electric Capital Corp.	5.625%	9/15/17	4,675	4,785
General Electric Capital Corp.	5.625%	5/1/18	26,500	26,442
General Electric Capital Corp.	6.000%	8/7/19	1,550	1,572
General Electric Capital Corp.	6.750%	3/15/32	35,581	36,625
General Electric Capital Corp.	6.150%	8/7/37	14,475	13,738
General Electric Capital Corp.	5.875%	1/14/38	34,250	31,086
General Electric Capital Corp.	6.875%	1/10/39	18,050	18,689
3 General Electric Capital Corp.	6.375%	11/15/67	11,225	9,317
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,075	1,535
HSBC Finance Corp.	5.250%	1/14/11	12,050	12,431
HSBC Finance Corp.	5.700%	6/1/11	16,350	17,068
HSBC Finance Corp.	6.375%	10/15/11	2,525	2,673
HSBC Finance Corp.	7.000%	5/15/12	8,150	8,818
HSBC Finance Corp.	5.900%	6/19/12	2,800	2,951
HSBC Finance Corp.	6.375%	11/27/12	21,907	23,612
HSBC Finance Corp.	4.750%	7/15/13	1,425	1,465
HSBC Finance Corp.	5.250%	1/15/14	6,850	7,104
HSBC Finance Corp.	5.000%	6/30/15	20,325	20,467
HSBC Finance Corp.	5.500%	1/19/16	1,521	1,557

International Lease Finance Corp.	5.125%	11/1/10	1,425	1,339
International Lease Finance Corp.	4.950%	2/1/11	10,400	9,594
International Lease Finance Corp.	5.450%	3/24/11	4,875	4,509
International Lease Finance Corp.	5.750%	6/15/11	10,671	9,657
International Lease Finance Corp.	5.300%	5/1/12	4,700	3,760
International Lease Finance Corp.	5.000%	9/15/12	7,350	5,880
International Lease Finance Corp.	6.375%	3/25/13	8,000	6,440
International Lease Finance Corp.	5.625%	9/20/13	11,195	8,844
International Lease Finance Corp.	5.650%	6/1/14	4,600	3,645
SLM Corp.	5.400%	10/25/11	16,800	15,558
SLM Corp.	5.375%	1/15/13	4,175	3,481
SLM Corp.	5.000%	10/1/13	4,200	3,314
SLM Corp.	5.375%	5/15/14	40	31
SLM Corp.	5.050%	11/14/14	1,875	1,393
SLM Corp.	8.450%	6/15/18	17,500	13,936
SLM Corp.	5.625%	8/1/33	4,825	2,990

Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/30	1,675	1,682
ACE INA Holdings Inc.	5.875%	6/15/14	900	989
ACE INA Holdings Inc.	5.600%	5/15/15	5,800	6,289
ACE INA Holdings Inc.	5.700%	2/15/17	2,425	2,604
ACE INA Holdings Inc.	5.800%	3/15/18	1,700	1,840
ACE INA Holdings Inc.	5.900%	6/15/19	1,950	2,137
AEGON Funding Co. LLC	5.750%	12/15/20	1,025	956
AEGON NV	4.750%	6/1/13	1,700	1,705
Aetna Inc.	7.875%	3/1/11	1,275	1,359
Aetna Inc.	5.750%	6/15/11	1,075	1,135
Aetna Inc.	6.000%	6/15/16	9,975	10,503
Aetna Inc.	6.500%	9/15/18	1,900	2,046
Aetna Inc.	6.625%	6/15/36	2,800	2,920
Aetna Inc.	6.750%	12/15/37	225	240
Aflac Inc.	8.500%	5/15/19	500	594
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	14,443	15,121
Allstate Corp.	7.200%	12/1/09	6,840	6,906
Allstate Corp.	6.125%	2/15/12	2,365	2,562
Allstate Corp.	5.000%	8/15/14	5,550	5,858
Allstate Corp.	6.125%	12/15/32	2,225	2,391
Allstate Corp.	5.350%	6/1/33	895	872
Allstate Corp.	5.550%	5/9/35	1,336	1,364
3 Allstate Corp.	6.125%	5/15/37	2,681	2,216
3 Allstate Corp.	6.500%	5/15/57	5,150	4,246
Allstate Life Global Funding Trusts	5.375%	4/30/13	3,600	3,832
American Financial Group Inc./OH	9.875%	6/15/19	2,100	2,301
American International Group Inc.	4.700%	10/1/10	1,125	1,104
American International Group Inc.	5.375%	10/18/11	3,250	3,022
American International Group Inc.	4.950%	3/20/12	5,855	5,269
American International Group Inc.	4.250%	5/15/13	625	519
American International Group Inc.	5.050%	10/1/15	2,175	1,609
American International Group Inc.	5.600%	10/18/16	1,450	1,073
American International Group Inc.	5.450%	5/18/17	7,425	5,801
American International Group Inc.	5.850%	1/16/18	11,625	8,486
American International Group Inc.	8.250%	8/15/18	2,775	2,352
American International Group Inc.	6.250%	5/1/36	12,800	8,448
AON Corp.	8.205%	1/1/27	975	945
Arch Capital Group Ltd.	7.350%	5/1/34	2,525	2,458
Assurant Inc.	5.625%	2/15/14	3,000	3,011
Assurant Inc.	6.750%	2/15/34	3,250	2,771

AXA SA	8.600%	12/15/30	7,675	8,264
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,075	2,130
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,900	1,969
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	1,900	1,999
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	8,950	9,540
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	17,250	18,714
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,830	4,127
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	10,300	11,079
Chubb Corp.	5.200%	4/1/13	1,575	1,685
Chubb Corp.	5.750%	5/15/18	5,875	6,435
Chubb Corp.	6.000%	5/11/37	5,700	6,060
Chubb Corp.	6.500%	5/15/38	1,775	2,072
3 Chubb Corp.	6.375%	3/29/67	5,750	5,152
CIGNA Corp.	6.350%	3/15/18	1,125	1,102
CIGNA Corp.	7.875%	5/15/27	975	973
CIGNA Corp.	6.150%	11/15/36	5,200	4,725
Cincinnati Financial Corp.	6.920%	5/15/28	450	424
Cincinnati Financial Corp.	6.125%	11/1/34	3,350	2,784
CNA Financial Corp.	6.000%	8/15/11	6,000	6,032
CNA Financial Corp.	5.850%	12/15/14	3,275	3,067
CNA Financial Corp.	6.500%	8/15/16	5,475	5,169
Commerce Group Inc.	5.950%	12/9/13	1,325	1,251
Coventry Health Care Inc.	6.300%	8/15/14	3,945	3,879
Fidelity National Financial Inc.	7.300%	8/15/11	2,100	2,147
Genworth Financial Inc.	5.650%	6/15/12	3,950	3,851
Genworth Financial Inc.	5.750%	6/15/14	1,846	1,680
Genworth Financial Inc.	4.950%	10/1/15	900	765
Genworth Financial Inc.	6.500%	6/15/34	3,125	2,375
Genworth Global Funding Trusts	5.125%	3/15/11	550	551
Hartford Financial Services Group Inc.	5.250%	10/15/11	3,625	3,683
Hartford Financial Services Group Inc.	4.625%	7/15/13	2,375	2,317
Hartford Financial Services Group Inc.	5.500%	10/15/16	2,900	2,714
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,475	2,298
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,225	1,154
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,200	1,734
Hartford Financial Services Group Inc.	6.100%	10/1/41	4,150	3,428
Humana Inc.	7.200%	6/15/18	6,075	6,130
Humana Inc.	6.300%	8/1/18	150	137
Humana Inc.	8.150%	6/15/38	7,550	7,076
ING USA Global Funding Trust	4.500%	10/1/10	10,150	10,421
Jefferson-Pilot Corp.	4.750%	1/30/14	1,600	1,591
4 Liberty Mutual Group Inc.	4.875%	2/1/10	925	915
Lincoln National Corp.	6.200%	12/15/11	900	945
Lincoln National Corp.	5.650%	8/27/12	3,125	3,253
Lincoln National Corp.	6.150%	4/7/36	5,675	5,291
Loews Corp.	5.250%	3/15/16	3,200	3,187
Loews Corp.	6.000%	2/1/35	550	526
Markel Corp.	7.125%	9/30/19	2,300	2,361
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	2,450	2,509
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	450	465
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	7,046	7,479
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	3,000	3,773
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	300	281
MetLife Inc.	6.125%	12/1/11	650	698
MetLife Inc.	5.375%	12/15/12	5,900	6,235
MetLife Inc.	5.000%	11/24/13	4,025	4,265
MetLife Inc.	5.000%	6/15/15	2,721	2,857
MetLife Inc.	7.717%	2/15/19	2,100	2,469

MetLife Inc.	6.500%	12/15/32	2,700	3,032
MetLife Inc.	6.375%	6/15/34	2,025	2,263
MetLife Inc.	5.700%	6/15/35	1,250	1,293
MetLife Inc.	6.400%	12/15/36	8,000	6,716
4 Metropolitan Life Global Funding I	2.875%	9/17/12	14,600	14,636
4 Metropolitan Life Global Funding I	5.125%	6/10/14	2,700	2,831
Nationwide Financial Services	6.750%	5/15/37	550	414
OneBeacon US Holdings Inc.	5.875%	5/15/13	1,675	1,601
Principal Financial Group Inc.	7.875%	5/15/14	200	220
Principal Financial Group Inc.	8.875%	5/15/19	4	5
Principal Financial Group Inc.	6.050%	10/15/36	2,375	2,197
Principal Life Income Funding Trusts	5.125%	3/1/11	3,275	3,409
Principal Life Income Funding Trusts	5.300%	12/14/12	4,300	4,568
Principal Life Income Funding Trusts	5.300%	4/24/13	5,275	5,442
Principal Life Income Funding Trusts	5.100%	4/15/14	3,775	3,890
Progressive Corp.	6.375%	1/15/12	1,525	1,590
Progressive Corp.	6.625%	3/1/29	4,700	5,006
Progressive Corp.	6.250%	12/1/32	225	231
3 Progressive Corp.	6.700%	6/15/37	6,600	5,652
Protective Life Secured Trusts	4.850%	8/16/10	1,700	1,745
Prudential Financial Inc.	5.100%	12/14/11	350	366
Prudential Financial Inc.	5.800%	6/15/12	1,875	1,988
Prudential Financial Inc.	3.625%	9/17/12	7,250	7,280
Prudential Financial Inc.	5.150%	1/15/13	1,800	1,864
Prudential Financial Inc.	4.500%	7/15/13	6,125	6,201
Prudential Financial Inc.	4.750%	4/1/14	1,700	1,704
Prudential Financial Inc.	5.100%	9/20/14	8,266	8,323
Prudential Financial Inc.	6.200%	1/15/15	4,525	4,797
Prudential Financial Inc.	4.750%	9/17/15	400	396
Prudential Financial Inc.	5.500%	3/15/16	625	622
Prudential Financial Inc.	6.100%	6/15/17	975	998
Prudential Financial Inc.	6.000%	12/1/17	3,525	3,591
Prudential Financial Inc.	5.750%	7/15/33	1,375	1,298
Prudential Financial Inc.	5.400%	6/13/35	1,775	1,513
Prudential Financial Inc.	5.900%	3/17/36	3,450	3,130
Prudential Financial Inc.	5.700%	12/14/36	18,525	16,975
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	1,100	1,055
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,250	3,012
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	5,825	5,707
Torchmark Corp.	6.375%	6/15/16	3,275	3,377
Travelers Cos. Inc.	5.375%	6/15/12	200	214
Travelers Cos. Inc.	5.500%	12/1/15	1,275	1,340
Travelers Cos. Inc.	6.250%	6/20/16	2,250	2,516
Travelers Cos. Inc.	5.750%	12/15/17	3,500	3,833
Travelers Cos. Inc.	5.800%	5/15/18	150	165
Travelers Cos. Inc.	5.900%	6/2/19	10,725	11,973
3 Travelers Cos. Inc.	6.250%	3/15/37	2,374	2,077
Travelers Cos. Inc.	6.250%	6/15/37	11,375	12,935
Travelers Property Casualty Corp.	6.375%	3/15/33	325	374
UnitedHealth Group Inc.	5.250%	3/15/11	225	235
UnitedHealth Group Inc.	5.500%	11/15/12	7,550	8,019
UnitedHealth Group Inc.	4.875%	2/15/13	2,075	2,154
UnitedHealth Group Inc.	4.875%	4/1/13	2,100	2,180
UnitedHealth Group Inc.	5.000%	8/15/14	3,875	4,043
UnitedHealth Group Inc.	4.875%	3/15/15	2,031	2,101
UnitedHealth Group Inc.	6.000%	6/15/17	6,975	7,321
UnitedHealth Group Inc.	6.000%	11/15/17	925	973
UnitedHealth Group Inc.	6.000%	2/15/18	31,655	33,271

UnitedHealth Group Inc.	5.800%	3/15/36	1,175	1,137
UnitedHealth Group Inc.	6.500%	6/15/37	1,700	1,779
UnitedHealth Group Inc.	6.625%	11/15/37	3,675	3,971
UnitedHealth Group Inc.	6.875%	2/15/38	4,350	4,771
Unum Group	7.125%	9/30/16	3,225	3,258
WellPoint Health Networks Inc.	6.375%	1/15/12	2,965	3,182
WellPoint Inc.	5.000%	1/15/11	4,425	4,585
WellPoint Inc.	6.800%	8/1/12	2,085	2,275
WellPoint Inc.	6.000%	2/15/14	2,600	2,807
WellPoint Inc.	5.000%	12/15/14	2,775	2,879
WellPoint Inc.	5.250%	1/15/16	1,786	1,811
WellPoint Inc.	5.875%	6/15/17	225	238
WellPoint Inc.	5.950%	12/15/34	5,525	5,525
WellPoint Inc.	5.850%	1/15/36	5,235	5,186
WellPoint Inc.	6.375%	6/15/37	1,030	1,111
Willis North America Inc.	5.625%	7/15/15	3,600	3,528
Willis North America Inc.	6.200%	3/28/17	2,125	2,087
Willis North America Inc.	7.000%	9/29/19	1,500	1,537
XL Capital Ltd.	5.250%	9/15/14	4,150	4,058
XL Capital Ltd.	6.375%	11/15/24	475	429
XL Capital Ltd.	6.250%	5/15/27	6,725	5,942
3 XL Capital Ltd.	6.500%	12/15/49	4,000	2,880

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	7,950	8,551
CME Group Inc.	5.750%	2/15/14	3,050	3,352
Orix Corp.	5.480%	11/22/11	4,750	4,617
XTRA Finance Corp.	5.150%	4/1/17	12,025	12,473

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.300%	6/1/13	3,075	3,013
Arden Realty LP	5.250%	3/1/15	875	881
AvalonBay Communities Inc.	5.500%	1/15/12	1,925	1,978
AvalonBay Communities Inc.	6.125%	11/1/12	800	848
AvalonBay Communities Inc.	5.750%	9/15/16	775	790
Boston Properties LP	6.250%	1/15/13	3,936	4,132
Boston Properties LP	5.625%	4/15/15	4,100	4,165
Brandywine Operating Partnership LP	5.750%	4/1/12	1,344	1,348
Brandywine Operating Partnership LP	5.400%	11/1/14	950	890
Brandywine Operating Partnership LP	7.500%	5/15/15	3,950	3,987
Brandywine Operating Partnership LP	5.700%	5/1/17	75	66
Camden Property Trust	5.700%	5/15/17	6,025	5,729
Duke Realty LP	6.250%	5/15/13	400	400
Duke Realty LP	7.375%	2/15/15	4,550	4,688
Duke Realty LP	5.950%	2/15/17	4,425	3,994
Duke Realty LP	8.250%	8/15/19	3,475	3,627
ERP Operating LP	6.625%	3/15/12	3,970	4,256
ERP Operating LP	5.500%	10/1/12	2,750	2,879
ERP Operating LP	5.250%	9/15/14	1,700	1,753
ERP Operating LP	5.125%	3/15/16	350	340
ERP Operating LP	5.375%	8/1/16	2,875	2,806
ERP Operating LP	5.750%	6/15/17	1,050	1,046
HCP Inc.	6.450%	6/25/12	3,750	3,884
HCP Inc.	5.650%	12/15/13	7,650	7,568
HCP Inc.	6.300%	9/15/16	2,475	2,400
HCP Inc.	6.000%	1/30/17	1,700	1,608
HCP Inc.	5.625%	5/1/17	100	91
HCP Inc.	6.700%	1/30/18	5,175	5,060

Health Care REIT Inc.	6.000%	11/15/13	2,175	2,199
Health Care REIT Inc.	6.200%	6/1/16	8,350	8,017
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,434
Hospitality Properties Trust	7.875%	8/15/14	3,350	3,394
Hospitality Properties Trust	5.125%	2/15/15	4,870	4,349
HRPT Properties Trust	6.250%	8/15/16	1,325	1,207
HRPT Properties Trust	6.250%	6/15/17	4,800	4,291
Kimco Realty Corp.	5.783%	3/15/16	1,025	992
Kimco Realty Corp.	6.875%	10/1/19	2,300	2,336
Liberty Property LP	5.125%	3/2/15	7,525	6,965
Liberty Property LP	5.500%	12/15/16	1,900	1,714
Mack-Cali Realty Corp.	7.750%	8/15/19	2,075	2,139
National Retail Properties Inc.	6.875%	10/15/17	10,800	10,257
Nationwide Health Properties Inc.	6.250%	2/1/13	3,850	3,885
ProLogis	7.625%	8/15/14	600	615
ProLogis	5.625%	11/15/15	2,775	2,532
ProLogis	5.750%	4/1/16	2,500	2,231
ProLogis	5.625%	11/15/16	3,075	2,756
Realty Income Corp.	6.750%	8/15/19	5,450	5,257
Regency Centers LP	6.750%	1/15/12	5,650	5,747
Regency Centers LP	5.250%	8/1/15	2,175	2,034
Simon Property Group LP	4.875%	8/15/10	6,150	6,294
Simon Property Group LP	5.600%	9/1/11	2,525	2,636
Simon Property Group LP	5.000%	3/1/12	3,125	3,208
Simon Property Group LP	6.350%	8/28/12	55	59
Simon Property Group LP	5.300%	5/30/13	2,100	2,142
Simon Property Group LP	6.750%	5/15/14	1,750	1,875
Simon Property Group LP	5.625%	8/15/14	150	156
Simon Property Group LP	5.100%	6/15/15	36	36
Simon Property Group LP	5.750%	12/1/15	15,175	15,571
Simon Property Group LP	5.250%	12/1/16	8,600	8,470
Simon Property Group LP	5.875%	3/1/17	2,825	2,870
Simon Property Group LP	6.125%	5/30/18	4,100	4,187

Tanger Properties LP	6.150%	11/15/15	3,300	3,111
				4,333,300
Industrial (10.0%)
Basic Industry (0.9%)
Agrium Inc.	6.750%	1/15/19	7,000	7,546
Airgas Inc.	4.500%	9/15/14	2,200	2,228
Alcoa Inc.	6.000%	1/15/12	3,331	3,474
Alcoa Inc.	5.375%	1/15/13	4,010	4,114
Alcoa Inc.	6.000%	7/15/13	10,975	11,460
Alcoa Inc.	6.750%	7/15/18	200	200
Alcoa Inc.	5.720%	2/23/19	4,498	4,061
Alcoa Inc.	5.870%	2/23/22	1,252	1,079
Alcoa Inc.	5.900%	2/1/27	4,825	3,982
Alcoa Inc.	6.750%	1/15/28	550	489
Allegheny Technologies Inc.	9.375%	6/1/19	25	28
ArcelorMittal	5.375%	6/1/13	10,700	11,042
ArcelorMittal	9.000%	2/15/15	13,200	15,127
ArcelorMittal	6.125%	6/1/18	8,925	8,788
ArcelorMittal	9.850%	6/1/19	4,175	4,923
Barrick Gold Finance Co.	4.875%	11/15/14	2,600	2,763
Barrick Gold Financeco LLC	6.125%	9/15/13	13,025	14,482
Barrick North America Finance LLC	6.800%	9/15/18	5,100	5,856
Barrick North America Finance LLC	7.500%	9/15/38	6,175	7,903

BHP Billiton Finance USA Ltd.	5.125%	3/29/12	3,350	3,591
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	7,126	7,611
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	2,125	2,341
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	4,000	4,285
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	740	805
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	19,050	21,955
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	1,175	1,207
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	2,100	2,164
Commercial Metals Co.	6.500%	7/15/17	2,125	2,130
Commercial Metals Co.	7.350%	8/15/18	5,375	5,657
Cytec Industries Inc.	8.950%	7/1/17	1,475	1,594
Dow Chemical Co.	6.125%	2/1/11	9,750	10,202
Dow Chemical Co.	4.850%	8/15/12	3,100	3,238
Dow Chemical Co.	6.000%	10/1/12	1,630	1,742
Dow Chemical Co.	7.600%	5/15/14	11,825	12,971
Dow Chemical Co.	5.900%	2/15/15	1,825	1,870
Dow Chemical Co.	8.550%	5/15/19	8,237	9,206
Dow Chemical Co.	7.375%	11/1/29	3,050	3,156
Dow Chemical Co.	9.400%	5/15/39	2,000	2,464
Eastman Chemical Co.	7.250%	1/15/24	700	752
Eastman Chemical Co.	7.600%	2/1/27	2,038	2,118
EI Du Pont de Nemours & Co.	4.750%	11/15/12	2,895	3,094
EI Du Pont de Nemours & Co.	5.000%	1/15/13	18,950	20,427
EI Du Pont de Nemours & Co.	5.000%	7/15/13	6,150	6,664
EI Du Pont de Nemours & Co.	5.875%	1/15/14	8,900	9,841
EI Du Pont de Nemours & Co.	5.250%	12/15/16	636	685
EI Du Pont de Nemours & Co.	6.000%	7/15/18	5,450	6,203
EI Du Pont de Nemours & Co.	6.500%	1/15/28	1,625	1,807
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	8,850	9,403
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	18,170	19,306
ICI Wilmington Inc.	5.625%	12/1/13	700	721
International Paper Co.	5.300%	4/1/15	4,375	4,436
International Paper Co.	7.950%	6/15/18	11,675	12,658
International Paper Co.	9.375%	5/15/19	4,100	4,777
International Paper Co.	7.500%	8/15/21	1,875	1,987
Lubrizol Corp.	5.500%	10/1/14	7,550	8,051
Lubrizol Corp.	6.500%	10/1/34	6,285	6,583
Monsanto Co.	7.375%	8/15/12	825	952
Monsanto Co.	5.125%	4/15/18	3,100	3,298
Monsanto Co.	5.875%	4/15/38	700	774
4 Mosaic Co.	7.375%	12/1/14	5,200	5,564
Newmont Mining Corp.	5.125%	10/1/19	650	648
Newmont Mining Corp.	5.875%	4/1/35	2,500	2,429
Newmont Mining Corp.	6.250%	10/1/39	9,950	9,887
Nucor Corp.	5.000%	12/1/12	800	866
Nucor Corp.	5.000%	6/1/13	200	213
Nucor Corp.	5.750%	12/1/17	1,000	1,102
Nucor Corp.	5.850%	6/1/18	4,475	4,969
Nucor Corp.	6.400%	12/1/37	3,350	3,860
Placer Dome Inc.	6.450%	10/15/35	1,750	1,842
Plum Creek Timberlands LP	5.875%	11/15/15	3,325	3,422
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	8,100	8,852
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	3,950	4,166
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	4,950	4,945
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	775	818
PPG Industries Inc.	5.750%	3/15/13	3,850	4,057
PPG Industries Inc.	6.650%	3/15/18	7,975	8,696
Praxair Inc.	6.375%	4/1/12	1,725	1,918

Praxair Inc.	3.950%	6/1/13	775	818
Praxair Inc.	4.375%	3/31/14	2,400	2,573
Praxair Inc.	5.250%	11/15/14	5,625	6,275
Praxair Inc.	4.625%	3/30/15	325	351
Praxair Inc.	5.200%	3/15/17	1,075	1,171
Praxair Inc.	4.500%	8/15/19	2,375	2,440
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	248
Reliance Steel & Aluminum Co.	6.850%	11/15/36	550	478
Rio Tinto Alcan Inc.	6.450%	3/15/11	750	783
Rio Tinto Alcan Inc.	4.875%	9/15/12	850	880
Rio Tinto Alcan Inc.	4.500%	5/15/13	5,650	5,732
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	700
Rio Tinto Alcan Inc.	5.000%	6/1/15	850	867
Rio Tinto Alcan Inc.	6.125%	12/15/33	6,875	6,942
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	10,610	11,369
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	13,000	15,278
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,125	9,873
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	10,736	13,181
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,275	4,696
3 Rohm & Haas Holdings Ltd.	9.800%	4/15/20	1,680	1,857
Rohm and Haas Co.	5.600%	3/15/13	150	155
Rohm and Haas Co.	6.000%	9/15/17	8,475	8,471
Southern Copper Corp.	7.500%	7/27/35	7,825	7,936
Vale Inco Ltd.	7.750%	5/15/12	60	66
Vale Inco Ltd.	5.700%	10/15/15	3,350	3,478
Vale Inco Ltd.	7.200%	9/15/32	1,175	1,230
Vale Overseas Ltd.	6.250%	1/11/16	2,000	2,138
Vale Overseas Ltd.	6.250%	1/23/17	4,350	4,668
Vale Overseas Ltd.	5.625%	9/15/19	3,600	3,676
Vale Overseas Ltd.	8.250%	1/17/34	2,300	2,723
Vale Overseas Ltd.	6.875%	11/21/36	12,548	12,877
Valspar Corp.	7.250%	6/15/19	1,050	1,138
Xstrata Canada Corp.	7.350%	6/5/12	950	1,024
Xstrata Canada Corp.	7.250%	7/15/12	2,900	3,127
Xstrata Canada Corp.	5.375%	6/1/15	350	352
Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,173
Xstrata Canada Corp.	5.500%	6/15/17	5,175	4,938

Capital Goods (1.0%)
3M Co.	5.125%	11/6/09	1,325	1,331
3M Co.	6.375%	2/15/28	3,375	3,929
3M Co.	5.700%	3/15/37	5,000	5,643
Allied Waste North America Inc.	7.875%	4/15/13	3,500	3,605
Allied Waste North America Inc.	7.375%	4/15/14	725	752
Allied Waste North America Inc.	7.125%	5/15/16	3,175	3,354
4 BAE Systems Holdings Inc.	5.200%	8/15/15	600	636
Bemis Co. Inc.	4.875%	4/1/12	1,175	1,217
Bemis Co. Inc.	5.650%	8/1/14	2,575	2,747
Black & Decker Corp.	7.125%	6/1/11	400	421
Black & Decker Corp.	8.950%	4/15/14	1,000	1,177
Black & Decker Corp.	5.750%	11/15/16	2,325	2,329
Boeing Capital Corp.	6.500%	2/15/12	11,900	13,121
Boeing Capital Corp.	5.800%	1/15/13	336	368
Boeing Co.	3.500%	2/15/15	11,350	11,591
Boeing Co.	6.000%	3/15/19	25	28
Boeing Co.	4.875%	2/15/20	3,050	3,165
Boeing Co.	8.750%	8/15/21	800	1,088
Boeing Co.	7.250%	6/15/25	1,750	2,072

Boeing Co.	8.750%	9/15/31	775	1,062
Boeing Co.	6.125%	2/15/33	750	819
Boeing Co.	6.625%	2/15/38	1,820	2,119
Boeing Co.	6.875%	3/15/39	3,475	4,222
Boeing Co.	5.875%	2/15/40	2,500	2,673
Caterpillar Financial Services Corp.	5.125%	10/12/11	600	639
Caterpillar Financial Services Corp.	4.850%	12/7/12	300	319
Caterpillar Financial Services Corp.	4.250%	2/8/13	3,675	3,821
Caterpillar Financial Services Corp.	6.125%	2/17/14	16,200	17,880
Caterpillar Financial Services Corp.	4.750%	2/17/15	4,500	4,653
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,500	2,573
Caterpillar Financial Services Corp.	7.150%	2/15/19	19,700	23,064
Caterpillar Inc.	7.000%	12/15/13	1,575	1,802
Caterpillar Inc.	6.625%	7/15/28	650	732
Caterpillar Inc.	7.300%	5/1/31	600	728
Caterpillar Inc.	6.050%	8/15/36	17,625	19,193
Caterpillar Inc.	8.250%	12/15/38	800	1,098
Caterpillar Inc.	6.950%	5/1/42	950	1,088
Caterpillar Inc.	7.375%	3/1/97	4,775	5,376
Cooper US Inc.	5.250%	11/15/12	3,475	3,761
Cooper US Inc.	5.450%	4/1/15	1,925	2,073
CRH America Inc.	5.625%	9/30/11	3,425	3,576
CRH America Inc.	6.950%	3/15/12	4,835	5,149
CRH America Inc.	5.300%	10/15/13	675	694
CRH America Inc.	6.000%	9/30/16	12,036	12,341
CRH America Inc.	8.125%	7/15/18	11,750	13,129
Danaher Corp.	5.625%	1/15/18	2,225	2,452
Danaher Corp.	5.400%	3/1/19	1,700	1,851
Deere & Co.	6.950%	4/25/14	5,120	5,988
Deere & Co.	8.100%	5/15/30	2,905	3,758
Deere & Co.	7.125%	3/3/31	625	746
Dover Corp.	5.450%	3/15/18	6,300	6,805
Dover Corp.	5.375%	10/15/35	550	569
Dover Corp.	6.600%	3/15/38	2,550	3,145
Eaton Corp.	4.900%	5/15/13	4,250	4,508
Eaton Corp.	5.600%	5/15/18	2,075	2,160
Embraer Overseas Ltd.	6.375%	1/24/17	4,500	4,522
Emerson Electric Co.	7.125%	8/15/10	2,850	3,011
Emerson Electric Co.	4.625%	10/15/12	6,625	7,178
Emerson Electric Co.	4.500%	5/1/13	3,850	4,085
Emerson Electric Co.	5.250%	10/15/18	6,225	6,738
Emerson Electric Co.	4.875%	10/15/19	1,300	1,372
General Dynamics Corp.	4.250%	5/15/13	6,715	7,152
General Dynamics Corp.	5.250%	2/1/14	6,950	7,592
General Electric Co.	5.000%	2/1/13	28,015	29,675
General Electric Co.	5.250%	12/6/17	16,917	17,417
Harsco Corp.	5.750%	5/15/18	4,750	4,927
Honeywell International Inc.	6.125%	11/1/11	2,500	2,737
Honeywell International Inc.	5.625%	8/1/12	3,250	3,580
Honeywell International Inc.	4.250%	3/1/13	1,075	1,130
Honeywell International Inc.	5.400%	3/15/16	1,650	1,794
Honeywell International Inc.	5.300%	3/15/17	5,100	5,470
Honeywell International Inc.	5.300%	3/1/18	600	644
Honeywell International Inc.	5.000%	2/15/19	1,500	1,568
Honeywell International Inc.	5.700%	3/15/36	1,975	2,162
Honeywell International Inc.	5.700%	3/15/37	4,125	4,490
Illinois Tool Works Inc.	5.150%	4/1/14	4,500	4,873
Illinois Tool Works Inc.	6.250%	4/1/19	5,225	5,965

	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	3,950	4,243
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,225	15,658
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,625	5,996
	John Deere Capital Corp.	5.400%	10/17/11	4,400	4,719
	John Deere Capital Corp.	5.350%	1/17/12	3,450	3,698
	John Deere Capital Corp.	7.000%	3/15/12	12,116	13,515
	John Deere Capital Corp.	5.250%	10/1/12	300	324
	John Deere Capital Corp.	4.950%	12/17/12	3,400	3,657
	John Deere Capital Corp.	4.900%	9/9/13	8,125	8,680
	John Deere Capital Corp.	5.750%	9/10/18	4,575	5,024
	Joy Global Inc.	6.000%	11/15/16	1,750	1,759
4	L-3 Communications Corp.	5.200%	10/15/19	3,525	3,522
	Lafarge SA	6.150%	7/15/11	825	859
	Lafarge SA	6.500%	7/15/16	6,225	6,324
	Lafarge SA	7.125%	7/15/36	13,775	12,739
	Lockheed Martin Corp.	4.121%	3/14/13	2,250	2,358
	Lockheed Martin Corp.	7.650%	5/1/16	4,175	5,033
	Lockheed Martin Corp.	7.750%	5/1/26	500	644
	Lockheed Martin Corp.	6.150%	9/1/36	9,325	10,601
	Martin Marietta Materials Inc.	6.600%	4/15/18	5,075	5,273
	Northrop Grumman Systems Corp.	7.125%	2/15/11	8,375	9,001
	Northrop Grumman Systems Corp.	7.750%	3/1/16	600	726
	Northrop Grumman Systems Corp.	7.875%	3/1/26	2,075	2,670
	Northrop Grumman Systems Corp.	7.750%	2/15/31	531	700
	Parker Hannifin Corp.	5.500%	5/15/18	1,275	1,350
	Parker Hannifin Corp.	6.250%	5/15/38	1,525	1,690
	Raytheon Co.	4.850%	1/15/11	150	156
	Raytheon Co.	5.500%	11/15/12	2,075	2,282
	Raytheon Co.	6.400%	12/15/18	400	466
	Raytheon Co.	7.200%	8/15/27	3,350	4,169
	Republic Services Inc.	6.750%	8/15/11	1,450	1,528
4	Republic Services Inc.	5.500%	9/15/19	13,750	14,188
	Republic Services Inc.	6.086%	3/15/35	2,225	2,078
	Rockwell Automation Inc./DE	5.650%	12/1/17	1,025	1,093
	Rockwell Automation Inc./DE	6.700%	1/15/28	950	1,052
	Rockwell Automation Inc./DE	6.250%	12/1/37	3,650	4,013
	Rockwell Collins Inc.	5.250%	7/15/19	800	866
	Roper Industries Inc.	6.625%	8/15/13	8,900	9,600
	Roper Industries Inc.	6.250%	9/1/19	2,300	2,393
[3,4] Systems 2001 AT LLC		7.156%	12/15/11	1,175	1,224
	Textron Inc.	6.500%	6/1/12	4,325	4,418
	Textron Inc.	5.600%	12/1/17	975	899
	Tyco International Finance SA	6.750%	2/15/11	7,750	8,165
	Tyco International Finance SA	6.375%	10/15/11	9,975	10,743
	Tyco International Finance SA	6.000%	11/15/13	4,575	4,913
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	1,825	1,983
	United Technologies Corp.	7.125%	11/15/10	150	160
	United Technologies Corp.	6.350%	3/1/11	6,375	6,828
	United Technologies Corp.	5.375%	12/15/17	11,875	12,913
	United Technologies Corp.	6.125%	2/1/19	8	9
	United Technologies Corp.	8.875%	11/15/19	2,425	3,254
	United Technologies Corp.	6.700%	8/1/28	1,317	1,548
	United Technologies Corp.	7.500%	9/15/29	2,175	2,767
	United Technologies Corp.	5.400%	5/1/35	6,150	6,343
	United Technologies Corp.	6.050%	6/1/36	5,575	6,362
	United Technologies Corp.	6.125%	7/15/38	2,133	2,462
	Vulcan Materials Co.	6.300%	6/15/13	2,475	2,659

Vulcan Materials Co.	7.000%	6/15/18	4,375	4,696
Waste Management Inc.	6.375%	11/15/12	600	656
Waste Management Inc.	5.000%	3/15/14	400	418
Waste Management Inc.	6.375%	3/11/15	3,250	3,606
Waste Management Inc.	7.375%	3/11/19	2,025	2,369
Waste Management Inc.	7.750%	5/15/32	425	512
Waste Management Inc./Old	7.100%	8/1/26	1,050	1,150

Communication (2.3%)
Alltel Corp.	7.875%	7/1/32	2,475	3,083
America Movil SAB de CV	5.500%	3/1/14	2,050	2,137
America Movil SAB de CV	5.750%	1/15/15	2,100	2,208
America Movil SAB de CV	6.375%	3/1/35	7,900	8,199
America Movil SAB de CV	6.125%	11/15/37	3,975	3,999
AT&T Corp.	7.300%	11/15/11	4,900	5,449
AT&T Corp.	8.000%	11/15/31	18,580	22,893
AT&T Inc.	5.300%	11/15/10	3,600	3,765
AT&T Inc.	6.250%	3/15/11	10,815	11,542
AT&T Inc.	5.875%	2/1/12	5,351	5,835
AT&T Inc.	5.875%	8/15/12	4,345	4,807
AT&T Inc.	4.950%	1/15/13	16,225	17,322
AT&T Inc.	6.700%	11/15/13	1,125	1,276
AT&T Inc.	4.850%	2/15/14	7,200	7,649
AT&T Inc.	5.100%	9/15/14	10,175	10,985
AT&T Inc.	5.625%	6/15/16	33,000	35,743
AT&T Inc.	5.500%	2/1/18	3,815	3,976
AT&T Inc.	5.600%	5/15/18	3,950	4,169
AT&T Inc.	5.800%	2/15/19	11,975	12,843
AT&T Inc.	6.450%	6/15/34	5,200	5,550
AT&T Inc.	6.500%	9/1/37	16,750	17,955
AT&T Inc.	6.300%	1/15/38	12,409	13,092
AT&T Inc.	6.400%	5/15/38	4,845	5,166
AT&T Inc.	6.550%	2/15/39	6,850	7,470
AT&T Mobility LLC	6.500%	12/15/11	2,225	2,452
AT&T Mobility LLC	7.125%	12/15/31	9,620	11,405
BellSouth Capital Funding Corp.	7.875%	2/15/30	10,100	12,177
BellSouth Corp.	5.200%	9/15/14	1,625	1,773
BellSouth Corp.	5.200%	12/15/16	5,625	5,968
BellSouth Corp.	6.875%	10/15/31	4,900	5,371
BellSouth Corp.	6.550%	6/15/34	5,325	5,774
BellSouth Corp.	6.000%	11/15/34	3,081	3,114
BellSouth Telecommunications Inc.	6.375%	6/1/28	6,565	6,955
British Telecommunications PLC	9.125%	12/15/10	6,835	7,341
British Telecommunications PLC	5.150%	1/15/13	1,575	1,640
British Telecommunications PLC	5.950%	1/15/18	11,525	11,623
British Telecommunications PLC	9.625%	12/15/30	10,285	13,084
CBS Corp.	6.625%	5/15/11	2,610	2,727
CBS Corp.	5.625%	8/15/12	2,850	2,965
CBS Corp.	4.625%	5/15/18	400	349
CBS Corp.	8.875%	5/15/19	4,575	5,057
CBS Corp.	7.875%	7/30/30	511	485
CBS Corp.	5.500%	5/15/33	575	454
4 Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	12,950	13,372
4 Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	8,425	9,018
4 Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	20,275	23,350

4 Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	16,942	18,295
4 Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	5,875	7,288
CenturyTel Inc.	7.875%	8/15/12	1,850	2,066
CenturyTel Inc.	6.000%	4/1/17	325	332
CenturyTel Inc.	6.150%	9/15/19	2,500	2,499
CenturyTel Inc.	6.875%	1/15/28	725	691
CenturyTel Inc.	7.600%	9/15/39	4,600	4,548
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	2,562	2,979
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	6,961	8,932
Comcast Cable Communications LLC	6.750%	1/30/11	9,090	9,675
Comcast Cable Communications LLC	8.875%	5/1/17	2,200	2,715
Comcast Corp.	5.500%	3/15/11	1,500	1,578
Comcast Corp.	5.300%	1/15/14	3,505	3,752
Comcast Corp.	6.500%	1/15/15	1,765	1,959
Comcast Corp.	5.900%	3/15/16	10,350	11,118
Comcast Corp.	6.500%	1/15/17	225	246
Comcast Corp.	6.300%	11/15/17	37,825	41,050
Comcast Corp.	5.875%	2/15/18	13,550	14,344
Comcast Corp.	5.700%	7/1/19	700	737
Comcast Corp.	6.500%	11/15/35	9,200	9,743
Comcast Corp.	6.450%	3/15/37	1,511	1,592
Comcast Corp.	6.950%	8/15/37	7,150	8,014
Comcast Corp.	6.400%	5/15/38	1,425	1,493
COX Communications Inc.	6.750%	3/15/11	11,750	12,491
COX Communications Inc.	7.125%	10/1/12	8,425	9,401
COX Communications Inc.	5.450%	12/15/14	9,300	9,945
COX Communications Inc.	5.500%	10/1/15	625	661
Deutsche Telekom International Finance BV	5.875%	8/20/13	350	381
Deutsche Telekom International Finance BV	4.875%	7/8/14	4,600	4,835
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,225	7,670
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	362
Deutsche Telekom International Finance BV	6.000%	7/8/19	6,600	7,079
Deutsche Telekom International Finance BV	8.750%	6/15/30	16,866	21,871
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	8.375%	3/15/13	11,750	12,078
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	3,800	3,815
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	1,900	2,035
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	2,975	2,979
Embarq Corp.	6.738%	6/1/13	550	597
Embarq Corp.	7.082%	6/1/16	16,156	17,650
Embarq Corp.	7.995%	6/1/36	3,140	3,282
France Telecom SA	7.750%	3/1/11	17,510	18,962
France Telecom SA	4.375%	7/8/14	5,325	5,589
France Telecom SA	8.500%	3/1/31	13,825	18,924
Grupo Televisa SA	6.625%	3/18/25	3,175	3,191
Grupo Televisa SA	8.500%	3/11/32	550	659
GTE Corp.	8.750%	11/1/21	2,985	3,740
GTE Corp.	6.940%	4/15/28	3,570	3,860
Koninklijke KPN NV	8.375%	10/1/30	4,340	5,556
McGraw-Hill Cos. Inc.	5.375%	11/15/12	1,225	1,299
McGraw-Hill Cos. Inc.	5.900%	11/15/17	4,700	4,819

McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,650	6,568
New Cingular Wireless Services Inc.	7.875%	3/1/11	11,969	12,998
New Cingular Wireless Services Inc.	8.125%	5/1/12	11,105	12,673
New Cingular Wireless Services Inc.	8.750%	3/1/31	3,805	5,058
News America Holdings Inc.	9.250%	2/1/13	151	176
News America Holdings Inc.	8.000%	10/17/16	3,475	4,085
News America Holdings Inc.	7.700%	10/30/25	700	765
News America Holdings Inc.	8.150%	10/17/36	2,100	2,479
News America Holdings Inc.	7.750%	12/1/45	1,350	1,473
News America Inc.	5.300%	12/15/14	975	1,050
News America Inc.	7.250%	5/18/18	150	170
News America Inc.	6.900%	3/1/19	2,500	2,782
News America Inc.	6.550%	3/15/33	175	180
News America Inc.	6.200%	12/15/34	14,041	13,869
News America Inc.	6.400%	12/15/35	14,085	14,178
4 News America Inc.	6.900%	8/15/39	4,900	5,366
Omnicom Group Inc.	5.900%	4/15/16	725	759
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,438
Qwest Corp.	7.875%	9/1/11	4,100	4,218
Qwest Corp.	8.875%	3/15/12	4,561	4,778
Qwest Corp.	7.500%	10/1/14	7,900	7,999
Qwest Corp.	6.500%	6/1/17	3,025	2,828
Qwest Corp.	7.500%	6/15/23	3,625	3,263
Qwest Corp.	6.875%	9/15/33	4,950	4,034
Reed Elsevier Capital Inc.	4.625%	6/15/12	1,050	1,081
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,600	4,104
Reed Elsevier Capital Inc.	8.625%	1/15/19	3,550	4,331
Rogers Communications Inc.	7.250%	12/15/12	3,090	3,464
Rogers Communications Inc.	6.375%	3/1/14	11,825	13,064
Rogers Communications Inc.	5.500%	3/15/14	1,050	1,121
Rogers Communications Inc.	6.800%	8/15/18	13,600	15,275
Rogers Communications Inc.	7.500%	8/15/38	500	610
RR Donnelley & Sons Co.	4.950%	4/1/14	950	913
RR Donnelley & Sons Co.	5.500%	5/15/15	1,260	1,204
RR Donnelley & Sons Co.	8.600%	8/15/16	9,200	9,807
RR Donnelley & Sons Co.	6.125%	1/15/17	225	215
RR Donnelley & Sons Co.	11.250%	2/1/19	1,000	1,210
TCI Communications Inc.	8.750%	8/1/15	13,680	16,534
TCI Communications Inc.	7.875%	2/15/26	425	503
Telecom Italia Capital SA	4.875%	10/1/10	2,650	2,723
Telecom Italia Capital SA	6.200%	7/18/11	7,500	7,965
Telecom Italia Capital SA	5.250%	11/15/13	7,063	7,433
Telecom Italia Capital SA	6.175%	6/18/14	3,475	3,766
Telecom Italia Capital SA	4.950%	9/30/14	4,635	4,813
Telecom Italia Capital SA	5.250%	10/1/15	14,230	14,679
Telecom Italia Capital SA	6.999%	6/4/18	540	593
Telecom Italia Capital SA	7.175%	6/18/19	22,175	24,747
Telecom Italia Capital SA	6.375%	11/15/33	5,270	5,488
Telecom Italia Capital SA	6.000%	9/30/34	800	785
Telecom Italia Capital SA	7.200%	7/18/36	2,560	2,912
Telecom Italia Capital SA	7.721%	6/4/38	1,224	1,454
Telefonica Emisiones SAU	5.984%	6/20/11	7,733	8,240
Telefonica Emisiones SAU	5.855%	2/4/13	1,975	2,150
Telefonica Emisiones SAU	4.949%	1/15/15	7,350	7,761
Telefonica Emisiones SAU	6.421%	6/20/16	14,660	16,321
Telefonica Emisiones SAU	5.877%	7/15/19	5,150	5,542
Telefonica Emisiones SAU	7.045%	6/20/36	6,704	7,843
Telefonica Europe BV	7.750%	9/15/10	150	159

Telefonica Europe BV	8.250%	9/15/30	4,500	5,862
Telefonos de Mexico SAB de CV	5.500%	1/27/15	14,625	15,172
Telus Corp.	8.000%	6/1/11	7,800	8,486
Thomson Reuters Corp.	6.200%	1/5/12	4,450	4,858
Thomson Reuters Corp.	5.950%	7/15/13	1,800	1,974
Thomson Reuters Corp.	5.700%	10/1/14	7,825	8,604
Thomson Reuters Corp.	6.500%	7/15/18	575	651
Thomson Reuters Corp.	4.700%	10/15/19	1,550	1,549
Thomson Reuters Corp.	5.500%	8/15/35	5,025	4,918
Time Warner Cable Inc.	5.400%	7/2/12	5,475	5,846
Time Warner Cable Inc.	6.200%	7/1/13	7,150	7,787
Time Warner Cable Inc.	8.250%	2/14/14	3,625	4,242
Time Warner Cable Inc.	7.500%	4/1/14	17,800	20,449
Time Warner Cable Inc.	5.850%	5/1/17	16,870	17,756
Time Warner Cable Inc.	6.750%	7/1/18	11,975	13,214
Time Warner Cable Inc.	8.750%	2/14/19	5,925	7,290
Time Warner Cable Inc.	8.250%	4/1/19	8,525	10,270
Time Warner Cable Inc.	6.550%	5/1/37	2,311	2,466
Time Warner Cable Inc.	7.300%	7/1/38	570	654
Time Warner Cable Inc.	6.750%	6/15/39	13,775	14,902
Time Warner Entertainment Co. LP	10.150%	5/1/12	875	1,018
Time Warner Entertainment Co. LP	8.875%	10/1/12	650	756
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,190	2,652
Time Warner Entertainment Co. LP	8.375%	7/15/33	6,835	8,283
United States Cellular Corp.	6.700%	12/15/33	2,950	3,059
Verizon Communications Inc.	5.350%	2/15/11	6,250	6,590
Verizon Communications Inc.	4.350%	2/15/13	1,350	1,420
Verizon Communications Inc.	5.250%	4/15/13	3,050	3,300
Verizon Communications Inc.	5.550%	2/15/16	8,900	9,612
Verizon Communications Inc.	5.500%	2/15/18	16,900	17,638
Verizon Communications Inc.	8.750%	11/1/18	2,350	2,946
Verizon Communications Inc.	6.350%	4/1/19	25,975	28,687
Verizon Communications Inc.	5.850%	9/15/35	13,500	13,686
Verizon Communications Inc.	6.250%	4/1/37	2,050	2,162
Verizon Communications Inc.	6.400%	2/15/38	5,600	6,010
Verizon Communications Inc.	6.900%	4/15/38	7,175	8,218
Verizon Communications Inc.	8.950%	3/1/39	10,475	14,354
Verizon Communications Inc.	7.350%	4/1/39	14,675	17,569
Verizon Global Funding Corp.	7.250%	12/1/10	6,250	6,652
Verizon Global Funding Corp.	6.875%	6/15/12	14,575	16,215
Verizon Global Funding Corp.	7.375%	9/1/12	6,275	7,150
Verizon Global Funding Corp.	4.375%	6/1/13	860	896
Verizon Global Funding Corp.	7.750%	12/1/30	5,861	7,003
Verizon Maryland Inc.	6.125%	3/1/12	400	429
Verizon Maryland Inc.	5.125%	6/15/33	350	300
Verizon New England Inc.	6.500%	9/15/11	3,620	3,897
Verizon New England Inc.	7.875%	11/15/29	575	636
Verizon New Jersey Inc.	5.875%	1/17/12	6,115	6,587
Verizon New York Inc.	6.875%	4/1/12	2,600	2,858
Verizon New York Inc.	7.375%	4/1/32	2,100	2,316
Verizon Pennsylvania Inc.	5.650%	11/15/11	8,700	9,292
Verizon Virginia Inc.	4.625%	3/15/13	5,875	6,102
Vodafone Group PLC	5.350%	2/27/12	1,250	1,337
Vodafone Group PLC	5.000%	12/16/13	7,350	7,865
Vodafone Group PLC	4.150%	6/10/14	1,400	1,436
Vodafone Group PLC	5.375%	1/30/15	3,625	3,917
Vodafone Group PLC	5.000%	9/15/15	1,600	1,689
Vodafone Group PLC	5.750%	3/15/16	5,450	5,859

Vodafone Group PLC	5.625%	2/27/17	12,756	13,520
Vodafone Group PLC	5.450%	6/10/19	8,675	9,034
Vodafone Group PLC	7.875%	2/15/30	3,850	4,772
Vodafone Group PLC	6.250%	11/30/32	7,225	7,591
Vodafone Group PLC	6.150%	2/27/37	3,125	3,320
Washington Post Co.	7.250%	2/1/19	2,425	2,674
WPP Finance UK	5.875%	6/15/14	6,700	6,883
WPP Finance UK	8.000%	9/15/14	2,150	2,358

Consumer Cyclical (1.0%)
Best Buy Co. Inc.	6.750%	7/15/13	9,475	10,120
Costco Wholesale Corp.	5.500%	3/15/17	11,175	12,224
CVS Caremark Corp.	5.750%	8/15/11	1,600	1,717
CVS Caremark Corp.	4.875%	9/15/14	2,125	2,256
CVS Caremark Corp.	5.750%	6/1/17	2,030	2,171
CVS Caremark Corp.	6.600%	3/15/19	1,700	1,909
CVS Caremark Corp.	6.250%	6/1/27	21,725	22,846
3 CVS Caremark Corp.	6.302%	6/1/37	4,175	3,541
CVS Caremark Corp.	6.125%	9/15/39	1,625	1,642
Daimler Finance North America LLC	5.875%	3/15/11	11,185	11,601
Daimler Finance North America LLC	5.750%	9/8/11	10,845	11,363
Daimler Finance North America LLC	7.300%	1/15/12	18,016	19,414
Daimler Finance North America LLC	6.500%	11/15/13	10,600	11,387
Daimler Finance North America LLC	8.500%	1/18/31	4,480	5,314
Darden Restaurants Inc.	5.625%	10/15/12	3,375	3,556
Darden Restaurants Inc.	6.200%	10/15/17	8,605	9,073
Darden Restaurants Inc.	6.800%	10/15/37	2,575	2,692
Historic TW Inc.	9.125%	1/15/13	625	730
Historic TW Inc.	9.150%	2/1/23	9,425	11,863
Historic TW Inc.	6.625%	5/15/29	7,400	7,713
Home Depot Inc.	4.625%	8/15/10	7,700	7,933
Home Depot Inc.	5.200%	3/1/11	1,350	1,411
Home Depot Inc.	5.250%	12/16/13	9,400	10,022
Home Depot Inc.	5.400%	3/1/16	3,196	3,344
Home Depot Inc.	5.875%	12/16/36	7,250	6,990
^ Johnson Controls Inc.	5.250%	1/15/11	3,025	3,120
Johnson Controls Inc.	6.000%	1/15/36	825	784
Kohl's Corp.	6.250%	12/15/17	2,150	2,335
Kohl's Corp.	6.000%	1/15/33	625	625
Kohl's Corp.	6.875%	12/15/37	1,925	2,153
Lowe's Cos. Inc.	5.600%	9/15/12	2,750	3,023
Lowe's Cos. Inc.	5.400%	10/15/16	11,925	12,911
Lowe's Cos. Inc.	6.100%	9/15/17	2,050	2,325
Lowe's Cos. Inc.	6.875%	2/15/28	360	419
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,090
Lowe's Cos. Inc.	5.800%	10/15/36	6,125	6,385
Marriott International Inc./DE	4.625%	6/15/12	3,075	3,091
Marriott International Inc./DE	5.625%	2/15/13	2,200	2,245
Marriott International Inc./DE	6.200%	6/15/16	1,325	1,317
Marriott International Inc./DE	6.375%	6/15/17	1,575	1,577
McDonald's Corp.	6.000%	4/15/11	2,635	2,811
McDonald's Corp.	5.300%	3/15/17	800	870
McDonald's Corp.	5.800%	10/15/17	5,250	5,921
McDonald's Corp.	5.350%	3/1/18	4,900	5,358
McDonald's Corp.	5.000%	2/1/19	3,000	3,213
McDonald's Corp.	6.300%	10/15/37	1,950	2,272
McDonald's Corp.	6.300%	3/1/38	5,250	6,122
McDonald's Corp.	5.700%	2/1/39	2,200	2,366

MDC Holdings Inc.	5.500%	5/15/13	2,875	2,842
Nordstrom Inc.	6.750%	6/1/14	1,675	1,846
Nordstrom Inc.	6.250%	1/15/18	1,875	1,947
Nordstrom Inc.	6.950%	3/15/28	1,000	1,032
Nordstrom Inc.	7.000%	1/15/38	925	985
PACCAR Inc.	6.875%	2/15/14	3,375	3,821
Staples Inc.	7.750%	4/1/11	2,300	2,479
Staples Inc.	9.750%	1/15/14	18,050	21,660
Target Corp.	6.350%	1/15/11	2,120	2,256
Target Corp.	5.875%	3/1/12	4,825	5,273
Target Corp.	4.000%	6/15/13	1,520	1,583
Target Corp.	5.875%	7/15/16	11,850	13,115
Target Corp.	5.375%	5/1/17	6,475	7,004
Target Corp.	6.000%	1/15/18	7,150	8,038
Target Corp.	7.000%	7/15/31	2,675	3,016
Target Corp.	6.350%	11/1/32	5,850	6,337
Target Corp.	6.500%	10/15/37	6,275	6,883
Target Corp.	7.000%	1/15/38	176	205
Time Warner Cos. Inc.	7.570%	2/1/24	1,490	1,645
Time Warner Inc.	6.750%	4/15/11	7,100	7,590
Time Warner Inc.	5.500%	11/15/11	5,350	5,679
Time Warner Inc.	6.875%	5/1/12	5,500	6,051
Time Warner Inc.	5.875%	11/15/16	9,225	9,783
Time Warner Inc.	7.625%	4/15/31	8,350	9,329
Time Warner Inc.	7.700%	5/1/32	3,751	4,233
Time Warner Inc.	6.500%	11/15/36	6,750	6,927
TJX Cos. Inc.	6.950%	4/15/19	7,790	9,185
Toll Brothers Finance Corp.	6.875%	11/15/12	550	581
Toll Brothers Finance Corp.	5.150%	5/15/15	3,050	2,976
Toll Brothers Finance Corp.	6.750%	11/1/19	4,025	4,008
Toyota Motor Credit Corp.	4.350%	12/15/10	4,325	4,482
Toyota Motor Credit Corp.	5.450%	5/18/11	2,825	2,988
VF Corp.	5.950%	11/1/17	2,500	2,681
VF Corp.	6.450%	11/1/37	2,225	2,458
Viacom Inc.	4.375%	9/15/14	6,275	6,391
Viacom Inc.	6.250%	4/30/16	823	887
Viacom Inc.	6.125%	10/5/17	1,775	1,904
Viacom Inc.	6.875%	4/30/36	490	516
Wal-Mart Stores Inc.	4.125%	2/15/11	19,250	20,113
Wal-Mart Stores Inc.	4.550%	5/1/13	4,621	4,983
Wal-Mart Stores Inc.	7.250%	6/1/13	600	703
Wal-Mart Stores Inc.	3.200%	5/15/14	12,025	12,322
Wal-Mart Stores Inc.	4.500%	7/1/15	850	911
Wal-Mart Stores Inc.	5.375%	4/5/17	1,925	2,103
Wal-Mart Stores Inc.	5.800%	2/15/18	16,875	18,840
Wal-Mart Stores Inc.	5.875%	4/5/27	16,925	18,336
Wal-Mart Stores Inc.	7.550%	2/15/30	11,270	14,493
Wal-Mart Stores Inc.	5.250%	9/1/35	4,350	4,383
Wal-Mart Stores Inc.	6.500%	8/15/37	15,211	17,860
Wal-Mart Stores Inc.	6.200%	4/15/38	2,100	2,394
Walgreen Co.	4.875%	8/1/13	11,525	12,448
Walgreen Co.	5.250%	1/15/19	3,225	3,481
Walt Disney Co.	5.700%	7/15/11	13,575	14,624
Walt Disney Co.	6.375%	3/1/12	925	1,023
Walt Disney Co.	4.700%	12/1/12	575	623
Walt Disney Co.	4.500%	12/15/13	6,925	7,400
Walt Disney Co.	5.625%	9/15/16	5,700	6,236
Walt Disney Co.	5.875%	12/15/17	4,950	5,535

Walt Disney Co.	5.500%	3/15/19	1,400	1,500
Walt Disney Co.	7.000%	3/1/32	1,025	1,222
Western Union Co.	5.400%	11/17/11	3,825	4,090
Western Union Co.	6.500%	2/26/14	2,225	2,489
Western Union Co.	5.930%	10/1/16	5,275	5,754
Western Union Co.	6.200%	11/17/36	2,625	2,565
Yum! Brands Inc.	8.875%	4/15/11	2,725	2,977
Yum! Brands Inc.	7.700%	7/1/12	2,425	2,693
Yum! Brands Inc.	6.250%	4/15/16	3,525	3,766
Yum! Brands Inc.	6.250%	3/15/18	125	133
Yum! Brands Inc.	6.875%	11/15/37	8,100	8,930

Consumer Noncyclical (2.4%)
Abbott Laboratories	3.750%	3/15/11	5,075	5,268
Abbott Laboratories	5.600%	5/15/11	7,000	7,475
Abbott Laboratories	5.150%	11/30/12	2,725	2,988
Abbott Laboratories	4.350%	3/15/14	3,250	3,455
Abbott Laboratories	5.875%	5/15/16	15,361	17,154
Abbott Laboratories	5.600%	11/30/17	14,975	16,488
Abbott Laboratories	5.125%	4/1/19	2,520	2,675
Abbott Laboratories	6.150%	11/30/37	3,100	3,585
Abbott Laboratories	6.000%	4/1/39	1,850	2,113
Allergan Inc./United States	5.750%	4/1/16	1,050	1,126
Altria Group Inc.	8.500%	11/10/13	36,775	42,747
Altria Group Inc.	9.700%	11/10/18	6,905	8,589
Altria Group Inc.	9.250%	8/6/19	11,600	14,264
Altria Group Inc.	9.950%	11/10/38	4,925	6,722
Altria Group Inc.	10.200%	2/6/39	14,100	19,579
AmerisourceBergen Corp.	5.625%	9/15/12	950	1,015
AmerisourceBergen Corp.	5.875%	9/15/15	5,781	6,252
Amgen Inc.	4.850%	11/18/14	4,700	5,062
Amgen Inc.	5.850%	6/1/17	7,275	8,025
Amgen Inc.	5.700%	2/1/19	5,725	6,285
Amgen Inc.	6.375%	6/1/37	3,550	4,074
Amgen Inc.	6.400%	2/1/39	7,185	8,298
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	1,175	1,243
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	4,175	4,312
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	5,000	5,267
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	10,375	10,875
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	2,075	2,371
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	5,420	5,474
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	648
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,400	9,073
Archer-Daniels-Midland Co.	7.000%	2/1/31	3,050	3,537
Archer-Daniels-Midland Co.	5.935%	10/1/32	3,675	3,919
Archer-Daniels-Midland Co.	5.375%	9/15/35	4,125	4,095
Archer-Daniels-Midland Co.	6.450%	1/15/38	1,525	1,756
AstraZeneca PLC	5.400%	9/15/12	17,575	19,259
AstraZeneca PLC	5.400%	6/1/14	3,100	3,422
AstraZeneca PLC	5.900%	9/15/17	11,975	13,400
AstraZeneca PLC	6.450%	9/15/37	14,186	16,673
Baxter FinCo BV	4.750%	10/15/10	5,400	5,598
Baxter International Inc.	4.000%	3/1/14	1,350	1,413
Baxter International Inc.	5.900%	9/1/16	2,050	2,304
Baxter International Inc.	6.250%	12/1/37	3,425	3,911
Becton Dickinson and Co.	5.000%	5/15/19	1,075	1,145
Biogen Idec Inc.	6.000%	3/1/13	7,675	8,160
Biogen Idec Inc.	6.875%	3/1/18	11,650	12,759

Bottling Group LLC	4.625%	11/15/12	13,610	14,673
Bottling Group LLC	5.000%	11/15/13	10,000	10,862
Bottling Group LLC	6.950%	3/15/14	21,100	24,574
Bottling Group LLC	5.500%	4/1/16	8,750	9,553
Bristol-Myers Squibb Co.	5.250%	8/15/13	250	272
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,100	2,285
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	505
Bristol-Myers Squibb Co.	6.800%	11/15/26	150	177
Bristol-Myers Squibb Co.	5.875%	11/15/36	14,886	16,507
Bristol-Myers Squibb Co.	6.125%	5/1/38	2,200	2,484
Bristol-Myers Squibb Co.	6.875%	8/1/97	955	1,112
Bunge Ltd. Finance Corp.	5.350%	4/15/14	1,650	1,674
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,525	1,509
Bunge Ltd. Finance Corp.	8.500%	6/15/19	600	699
Campbell Soup Co.	6.750%	2/15/11	5,125	5,480
Cardinal Health Inc.	5.650%	6/15/12	51	54
Cardinal Health Inc.	4.000%	6/15/15	550	536
4 CareFusion Corp.	4.125%	8/1/12	925	951
4 CareFusion Corp.	5.125%	8/1/14	1,575	1,642
4 CareFusion Corp.	6.375%	8/1/19	4,140	4,475
Cia de Bebidas das Americas	10.500%	12/15/11	3,205	3,750
Clorox Co.	4.200%	1/15/10	1,625	1,639
Clorox Co.	5.000%	1/15/15	1,725	1,835
Clorox Co.	5.950%	10/15/17	3,000	3,278
Coca-Cola Co.	3.625%	3/15/14	1,825	1,900
Coca-Cola Co.	5.350%	11/15/17	7,150	7,794
Coca-Cola Co.	4.875%	3/15/19	12,525	13,241
Coca-Cola Enterprises Inc.	5.000%	8/15/13	8,475	9,166
Coca-Cola Enterprises Inc.	7.375%	3/3/14	3,775	4,434
Coca-Cola Enterprises Inc.	4.500%	8/15/19	450	463
Coca-Cola Enterprises Inc.	8.500%	2/1/22	11,661	15,733
Coca-Cola Enterprises Inc.	7.000%	10/1/26	3,250	3,927
Coca-Cola Enterprises Inc.	6.950%	11/15/26	2,595	3,140
Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,250	1,499
Coca-Cola HBC Finance BV	5.125%	9/17/13	945	1,012
ConAgra Foods Inc.	6.750%	9/15/11	74	81
ConAgra Foods Inc.	5.875%	4/15/14	1,340	1,484
ConAgra Foods Inc.	5.819%	6/15/17	951	1,025
ConAgra Foods Inc.	7.000%	4/15/19	500	587
ConAgra Foods Inc.	9.750%	3/1/21	129	174
ConAgra Foods Inc.	7.125%	10/1/26	800	918
ConAgra Foods Inc.	7.000%	10/1/28	675	764
ConAgra Foods Inc.	8.250%	9/15/30	2,750	3,483
Covidien International Finance SA	5.450%	10/15/12	2,600	2,828
Covidien International Finance SA	6.000%	10/15/17	2,925	3,237
Covidien International Finance SA	6.550%	10/15/37	3,975	4,711
CR Bard Inc.	6.700%	12/1/26	4,925	5,490
Delhaize America Inc.	9.000%	4/15/31	2,175	2,863
Delhaize Group SA	5.875%	2/1/14	2,175	2,341
Diageo Capital PLC	7.250%	11/1/09	350	351
Diageo Capital PLC	5.200%	1/30/13	8,125	8,688
Diageo Capital PLC	5.500%	9/30/16	1,275	1,374
Diageo Capital PLC	5.750%	10/23/17	6,625	7,274
Diageo Capital PLC	5.875%	9/30/36	875	961
Diageo Finance BV	5.500%	4/1/13	3,400	3,692
Diageo Finance BV	5.300%	10/28/15	6,331	6,874
Diageo Investment Corp.	9.000%	8/15/11	400	452
Diageo Investment Corp.	7.450%	4/15/35	875	1,108

Dr Pepper Snapple Group Inc.	6.120%	5/1/13	1,675	1,830
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,575	6,364
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	900	1,118
Eli Lilly & Co.	3.550%	3/6/12	3,725	3,893
Eli Lilly & Co.	6.000%	3/15/12	1,450	1,594
Eli Lilly & Co.	4.200%	3/6/14	2,125	2,246
Eli Lilly & Co.	5.200%	3/15/17	8,200	8,808
Eli Lilly & Co.	5.500%	3/15/27	5,250	5,549
Eli Lilly & Co.	5.550%	3/15/37	886	956
Eli Lilly & Co.	5.950%	11/15/37	2,425	2,744
Estee Lauder Cos. Inc.	6.000%	5/15/37	725	709
Express Scripts Inc.	5.250%	6/15/12	4,375	4,650
Express Scripts Inc.	6.250%	6/15/14	7,350	8,098
Express Scripts Inc.	7.250%	6/15/19	1,825	2,148
Fortune Brands Inc.	5.125%	1/15/11	2,875	2,962
Fortune Brands Inc.	4.875%	12/1/13	1,000	1,004
Fortune Brands Inc.	6.375%	6/15/14	4,140	4,330
Fortune Brands Inc.	5.375%	1/15/16	8,650	8,612
Fortune Brands Inc.	5.875%	1/15/36	2,875	2,459
Genentech Inc.	4.750%	7/15/15	2,095	2,293
Genentech Inc.	5.250%	7/15/35	3,250	3,297
General Mills Inc.	6.000%	2/15/12	8,982	9,771
General Mills Inc.	5.650%	9/10/12	2,350	2,566
General Mills Inc.	5.250%	8/15/13	3,125	3,376
General Mills Inc.	5.200%	3/17/15	700	753
General Mills Inc.	5.700%	2/15/17	12,000	13,123
General Mills Inc.	5.650%	2/15/19	14,275	15,452
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	10,000	10,756
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	9,400	9,988
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	16,400	17,970
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	3,611
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	16,775	19,834
Hasbro Inc.	6.300%	9/15/17	5,450	5,696
Hershey Co.	5.450%	9/1/16	1,225	1,285
HJ Heinz Co.	5.350%	7/15/13	2,075	2,231
HJ Heinz Finance Co.	6.625%	7/15/11	5,625	6,120
HJ Heinz Finance Co.	6.750%	3/15/32	2,950	3,299
Hospira Inc.	5.900%	6/15/14	1,500	1,622
Hospira Inc.	6.400%	5/15/15	775	865
Hospira Inc.	6.050%	3/30/17	150	159
Johnson & Johnson	5.550%	8/15/17	2,975	3,339
Johnson & Johnson	5.150%	7/15/18	1,575	1,728
Johnson & Johnson	6.950%	9/1/29	4,350	5,388
Johnson & Johnson	4.950%	5/15/33	4,725	4,660
Johnson & Johnson	5.950%	8/15/37	5,125	5,864
Johnson & Johnson	5.850%	7/15/38	1,500	1,697
Kellogg Co.	6.600%	4/1/11	11,050	11,845
Kellogg Co.	5.125%	12/3/12	5,435	5,899
Kellogg Co.	4.250%	3/6/13	4,050	4,287
Kellogg Co.	4.450%	5/30/16	1,025	1,071
Kellogg Co.	7.450%	4/1/31	240	310
Kimberly-Clark Corp.	5.625%	2/15/12	2,425	2,623
Kimberly-Clark Corp.	4.875%	8/15/15	4,875	5,314
Kimberly-Clark Corp.	6.125%	8/1/17	8,125	9,183
Kimberly-Clark Corp.	6.250%	7/15/18	175	200
Kimberly-Clark Corp.	6.625%	8/1/37	850	1,046
Koninklijke Philips Electronics NV	4.625%	3/11/13	3,700	3,897
Koninklijke Philips Electronics NV	5.750%	3/11/18	9,625	10,282

Koninklijke Philips Electronics NV	6.875%	3/11/38	3,800	4,427
Kraft Foods Inc.	5.625%	11/1/11	36,175	38,666
Kraft Foods Inc.	6.250%	6/1/12	4,365	4,744
Kraft Foods Inc.	5.250%	10/1/13	175	184
Kraft Foods Inc.	6.500%	8/11/17	11,673	12,658
Kraft Foods Inc.	6.125%	2/1/18	300	319
Kraft Foods Inc.	6.125%	8/23/18	7,025	7,478
Kraft Foods Inc.	6.500%	11/1/31	7,475	7,838
Kraft Foods Inc.	7.000%	8/11/37	9,300	10,418
Kraft Foods Inc.	6.875%	2/1/38	6,125	6,763
Kraft Foods Inc.	6.875%	1/26/39	1,150	1,271
Kroger Co.	6.800%	4/1/11	2,075	2,226
Kroger Co.	6.750%	4/15/12	8,275	9,097
Kroger Co.	6.200%	6/15/12	5,950	6,494
Kroger Co.	5.500%	2/1/13	1,686	1,807
Kroger Co.	5.000%	4/15/13	3,700	3,916
Kroger Co.	4.950%	1/15/15	1,725	1,818
Kroger Co.	6.400%	8/15/17	830	924
Kroger Co.	6.800%	12/15/18	2,175	2,485
Kroger Co.	6.150%	1/15/20	13,775	15,201
Kroger Co.	7.700%	6/1/29	7,200	8,843
Kroger Co.	8.000%	9/15/29	925	1,170
Kroger Co.	7.500%	4/1/31	2,395	2,961
Kroger Co.	6.900%	4/15/38	2,300	2,762
Laboratory Corp. of America Holdings	5.500%	2/1/13	1,540	1,591
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,350	2,407
Lorillard Tobacco Co.	8.125%	6/23/19	15,600	17,695
McKesson Corp.	7.750%	2/1/12	550	612
McKesson Corp.	5.250%	3/1/13	9,550	9,992
McKesson Corp.	6.500%	2/15/14	1,650	1,807
Medco Health Solutions Inc.	6.125%	3/15/13	450	485
Medco Health Solutions Inc.	7.250%	8/15/13	475	529
Medco Health Solutions Inc.	7.125%	3/15/18	8,000	9,067
Medtronic Inc.	4.500%	3/15/14	2,225	2,370
Medtronic Inc.	4.750%	9/15/15	3,700	3,934
Medtronic Inc.	5.600%	3/15/19	1,150	1,272
Medtronic Inc.	6.500%	3/15/39	1,650	1,975
Merck & Co. Inc./NJ	1.875%	6/30/11	6,225	6,310
Merck & Co. Inc./NJ	5.125%	11/15/11	2,425	2,627
Merck & Co. Inc./NJ	4.375%	2/15/13	3,675	3,838
Merck & Co. Inc./NJ	4.750%	3/1/15	11,275	12,178
Merck & Co. Inc./NJ	4.000%	6/30/15	1,150	1,204
Merck & Co. Inc./NJ	5.000%	6/30/19	3,725	3,962
Merck & Co. Inc./NJ	6.400%	3/1/28	3,355	3,944
Merck & Co. Inc./NJ	5.950%	12/1/28	2,050	2,305
Merck & Co. Inc./NJ	5.750%	11/15/36	975	1,096
Merck & Co. Inc./NJ	5.850%	6/30/39	1,850	2,062
Novant Health Inc.	5.850%	11/1/19	5,800	5,929
Novartis Capital Corp.	4.125%	2/10/14	16,675	17,580
Novartis Securities Investment Ltd.	5.125%	2/10/19	15,800	16,785
Pepsi Bottling Group Inc.	7.000%	3/1/29	99	122
PepsiAmericas Inc.	5.750%	7/31/12	2,500	2,760
PepsiAmericas Inc.	4.375%	2/15/14	775	815
PepsiAmericas Inc.	4.875%	1/15/15	275	297
PepsiAmericas Inc.	5.000%	5/15/17	3,550	3,708
PepsiCo Inc./NC	5.150%	5/15/12	2,125	2,311
PepsiCo Inc./NC	4.650%	2/15/13	11,750	12,659
PepsiCo Inc./NC	3.750%	3/1/14	8,000	8,334

PepsiCo Inc./NC	5.000%	6/1/18	9,000	9,627
PepsiCo Inc./NC	7.900%	11/1/18	5,150	6,527
Pfizer Inc.	4.450%	3/15/12	17,500	18,573
Pfizer Inc.	5.350%	3/15/15	21,650	23,848
Pfizer Inc.	6.200%	3/15/19	20,960	23,630
Pfizer Inc.	7.200%	3/15/39	12,325	15,562
Pharmacia Corp.	6.500%	12/1/18	550	631
Pharmacia Corp.	6.600%	12/1/28	1,425	1,647
Philip Morris International Inc.	4.875%	5/16/13	8,300	8,827
Philip Morris International Inc.	6.875%	3/17/14	7,850	8,948
Philip Morris International Inc.	5.650%	5/16/18	9,375	10,029
Philip Morris International Inc.	6.375%	5/16/38	7,150	8,279
3 Procter & Gamble - Esop	9.360%	1/1/21	9,545	11,773
Procter & Gamble Co.	4.600%	1/15/14	6,900	7,424
Procter & Gamble Co.	4.950%	8/15/14	1,275	1,398
Procter & Gamble Co.	3.500%	2/15/15	5,100	5,262
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,383
Procter & Gamble Co.	4.700%	2/15/19	3,625	3,802
Procter & Gamble Co.	6.450%	1/15/26	2,875	3,347
Procter & Gamble Co.	5.550%	3/5/37	10,561	11,411
Quest Diagnostics Inc./DE	5.450%	11/1/15	6,375	6,757
Quest Diagnostics Inc./DE	6.400%	7/1/17	75	82
Quest Diagnostics Inc./DE	6.950%	7/1/37	2,325	2,729
Reynolds American Inc.	7.250%	6/1/12	3,225	3,451
Reynolds American Inc.	7.250%	6/1/13	5,775	6,266
Reynolds American Inc.	7.625%	6/1/16	3,150	3,371
Reynolds American Inc.	6.750%	6/15/17	4,561	4,664
Reynolds American Inc.	7.250%	6/15/37	3,650	3,577
Safeway Inc.	6.500%	3/1/11	6,550	6,967
Safeway Inc.	5.800%	8/15/12	2,600	2,823
Safeway Inc.	6.250%	3/15/14	4,000	4,439
Safeway Inc.	6.350%	8/15/17	600	668
Safeway Inc.	5.000%	8/15/19	1,350	1,381
Safeway Inc.	7.250%	2/1/31	9,522	11,671
Sara Lee Corp.	6.250%	9/15/11	4,425	4,758
Sara Lee Corp.	6.125%	11/1/32	325	331
Schering-Plough Corp.	5.550%	12/1/13	13,100	14,397
Schering-Plough Corp.	6.000%	9/15/17	825	926
Schering-Plough Corp.	6.750%	12/1/33	3,928	4,786
Schering-Plough Corp.	6.550%	9/15/37	5,125	6,098
St. Jude Medical Inc.	3.750%	7/15/14	7,525	7,654
St. Jude Medical Inc.	4.875%	7/15/19	1,450	1,501
Sysco Corp.	4.200%	2/12/13	1,700	1,771
Sysco Corp.	5.250%	2/12/18	2,775	2,963
Sysco Corp.	5.375%	9/21/35	3,675	3,741
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	450	485
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	9,175	9,999
Unilever Capital Corp.	7.125%	11/1/10	8,525	9,075
Unilever Capital Corp.	3.650%	2/15/14	5,300	5,490
Unilever Capital Corp.	4.800%	2/15/19	1,375	1,444
Unilever Capital Corp.	5.900%	11/15/32	73	83
UST Inc.	6.625%	7/15/12	600	658
UST Inc.	5.750%	3/1/18	2,475	2,449
Whirlpool Corp.	5.500%	3/1/13	11,200	11,405
Wyeth	6.950%	3/15/11	1,925	2,073
Wyeth	5.500%	3/15/13	15,725	17,113
Wyeth	5.500%	2/1/14	9,686	10,587
Wyeth	5.500%	2/15/16	2,400	2,605

Wyeth	5.450%	4/1/17	925	1,003
Wyeth	6.450%	2/1/24	1,425	1,625
Wyeth	6.500%	2/1/34	1,550	1,839
Wyeth	6.000%	2/15/36	4,625	5,147
Wyeth	5.950%	4/1/37	11,845	12,953

Energy (1.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	775	926
Anadarko Finance Co.	6.750%	5/1/11	2,500	2,663
Anadarko Finance Co.	7.500%	5/1/31	785	866
Anadarko Petroleum Corp.	7.625%	3/15/14	13,575	15,496
Anadarko Petroleum Corp.	5.750%	6/15/14	2,050	2,206
Anadarko Petroleum Corp.	5.950%	9/15/16	5,171	5,485
Anadarko Petroleum Corp.	6.950%	6/15/19	675	750
Anadarko Petroleum Corp.	6.450%	9/15/36	13,370	13,900
Anadarko Petroleum Corp.	7.950%	6/15/39	2,875	3,465
Apache Corp.	6.250%	4/15/12	1,275	1,409
Apache Corp.	5.250%	4/15/13	824	896
Apache Corp.	6.000%	9/15/13	5,700	6,404
Apache Corp.	5.625%	1/15/17	850	925
Apache Corp.	6.900%	9/15/18	6,575	7,802
Apache Corp.	6.000%	1/15/37	5,125	5,721
Apache Finance Canada Corp.	7.750%	12/15/29	1,025	1,334
Baker Hughes Inc.	7.500%	11/15/18	1,175	1,426
Baker Hughes Inc.	6.875%	1/15/29	625	722
BJ Services Co.	6.000%	6/1/18	2,775	2,907
BP Capital Markets PLC	1.550%	8/11/11	175	176
BP Capital Markets PLC	3.125%	3/10/12	13,025	13,479
BP Capital Markets PLC	5.250%	11/7/13	11,650	12,764
BP Capital Markets PLC	3.625%	5/8/14	4,225	4,367
BP Capital Markets PLC	3.875%	3/10/15	11,275	11,619
BP Capital Markets PLC	4.750%	3/10/19	4,725	4,960
Burlington Resources Finance Co.	6.680%	2/15/11	3,350	3,587
Burlington Resources Finance Co.	6.500%	12/1/11	3,125	3,458
Burlington Resources Finance Co.	7.200%	8/15/31	650	776
Burlington Resources Finance Co.	7.400%	12/1/31	3,625	4,370
Cameron International Corp.	6.375%	7/15/18	975	1,040
Cameron International Corp.	7.000%	7/15/38	100	111
Canadian Natural Resources Ltd.	5.450%	10/1/12	4,800	5,121
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,450	1,533
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,325	4,564
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,542
Canadian Natural Resources Ltd.	5.700%	5/15/17	301	320
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,225	4,788
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,440	5,821
Canadian Natural Resources Ltd.	6.500%	2/15/37	7,425	8,158
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,400	1,492
Canadian Natural Resources Ltd.	6.750%	2/1/39	900	1,026
4 Cenovus Energy Inc.	4.500%	9/15/14	4,825	4,945
4 Cenovus Energy Inc.	5.700%	10/15/19	2,700	2,781
4 Cenovus Energy Inc.	6.750%	11/15/39	7,300	7,878
Chevron Corp.	3.450%	3/3/12	6,950	7,228
Chevron Corp.	3.950%	3/3/14	10,665	11,212
Chevron Corp.	4.950%	3/3/19	9,750	10,386
Conoco Funding Co.	6.350%	10/15/11	12,610	13,831
Conoco Funding Co.	7.250%	10/15/31	250	300
ConocoPhillips	4.750%	2/1/14	4,825	5,214
ConocoPhillips	4.600%	1/15/15	10,000	10,645

ConocoPhillips	5.750%	2/1/19	17,650	19,136
ConocoPhillips	6.000%	1/15/20	2,100	2,319
ConocoPhillips	5.900%	10/15/32	1,621	1,717
ConocoPhillips	6.500%	2/1/39	7,250	8,361
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	3,975	4,299
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	16,300	17,954
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,725	2,897
ConocoPhillips Holding Co.	6.950%	4/15/29	4,190	4,913
Devon Energy Corp.	5.625%	1/15/14	8,300	8,981
Devon Energy Corp.	7.950%	4/15/32	1,675	2,101
Devon Financing Corp. ULC	6.875%	9/30/11	7,960	8,667
Devon Financing Corp. ULC	7.875%	9/30/31	9,850	12,090
Diamond Offshore Drilling Inc.	4.875%	7/1/15	575	602
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,475	2,666
EnCana Corp.	5.900%	12/1/17	7,450	7,962
EnCana Corp.	6.500%	5/15/19	1,900	2,107
EnCana Corp.	7.200%	11/1/31	5,475	6,349
EnCana Corp.	6.500%	8/15/34	7,925	8,653
EnCana Corp.	6.625%	8/15/37	1,625	1,798
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,575	3,897
EOG Resources Inc.	6.125%	10/1/13	300	336
EOG Resources Inc.	5.875%	9/15/17	6,925	7,673
Global Marine Inc.	7.000%	6/1/28	3,150	3,483
Halliburton Co.	6.150%	9/15/19	7,750	8,695
Halliburton Co.	6.700%	9/15/38	6,500	7,574
Halliburton Co.	7.450%	9/15/39	8,650	10,890
Hess Corp.	6.650%	8/15/11	1,321	1,420
Hess Corp.	8.125%	2/15/19	725	868
Hess Corp.	7.875%	10/1/29	4,875	5,682
Hess Corp.	7.125%	3/15/33	4,675	5,085
Husky Energy Inc.	6.250%	6/15/12	2,250	2,437
Husky Energy Inc.	5.900%	6/15/14	5,907	6,380
Husky Energy Inc.	6.150%	6/15/19	800	860
Husky Energy Inc.	7.250%	12/15/19	2,085	2,390
Husky Energy Inc.	6.800%	9/15/37	1,875	2,048
Kerr-McGee Corp.	6.875%	9/15/11	5,075	5,485
Kerr-McGee Corp.	6.950%	7/1/24	9,245	9,846
Kerr-McGee Corp.	7.875%	9/15/31	1,275	1,463
Lasmo USA Inc.	7.300%	11/15/27	300	354
Marathon Global Funding Corp.	6.000%	7/1/12	2,375	2,557
Marathon Oil Corp.	6.125%	3/15/12	3,170	3,448
Marathon Oil Corp.	6.000%	10/1/17	10,475	11,047
Marathon Oil Corp.	5.900%	3/15/18	5,650	5,915
Marathon Oil Corp.	6.600%	10/1/37	90	95
Nabors Industries Inc.	6.150%	2/15/18	9,300	9,265
Nabors Industries Inc.	9.250%	1/15/19	2,425	2,882
Nexen Inc.	5.050%	11/20/13	5,225	5,433
Nexen Inc.	5.650%	5/15/17	1,800	1,794
Nexen Inc.	7.875%	3/15/32	875	967
Nexen Inc.	5.875%	3/10/35	300	273
Nexen Inc.	6.400%	5/15/37	10,100	9,798
Nexen Inc.	7.500%	7/30/39	6,425	6,981
Noble Energy Inc.	8.250%	3/1/19	2,500	3,008
Noble Energy Inc.	8.000%	4/1/27	175	201
Occidental Petroleum Corp.	6.750%	1/15/12	5,250	5,813
PC Financial Partnership	5.000%	11/15/14	4,275	4,435
Petro-Canada	4.000%	7/15/13	5,500	5,517
Petro-Canada	6.050%	5/15/18	1,875	1,956

Petro-Canada	7.875%	6/15/26	1,350	1,576
Petro-Canada	7.000%	11/15/28	1,050	1,137
Petro-Canada	5.350%	7/15/33	4,700	4,181
Petro-Canada	5.950%	5/15/35	6,700	6,573
Petro-Canada	6.800%	5/15/38	1,875	2,002
Questar Market Resources Inc.	6.050%	9/1/16	2,825	2,847
Questar Market Resources Inc.	6.800%	3/1/20	2,000	2,074
Rowan Cos. Inc.	7.875%	8/1/19	2,350	2,510
Shell International Finance BV	5.625%	6/27/11	800	862
Shell International Finance BV	4.950%	3/22/12	2,700	2,912
Shell International Finance BV	4.000%	3/21/14	13,000	13,627
Shell International Finance BV	3.250%	9/22/15	8,925	8,959
Shell International Finance BV	5.200%	3/22/17	2,775	2,977
Shell International Finance BV	4.300%	9/22/19	16,250	16,306
Shell International Finance BV	6.375%	12/15/38	12,600	14,945
Smith International Inc.	9.750%	3/15/19	12,400	15,273
Statoilhydro ASA	3.875%	4/15/14	6,675	6,993
StatoilHydro ASA	5.250%	4/15/19	4,825	5,197
StatoilHydro ASA	7.250%	9/23/27	1,700	2,093
4 Statoilhydro ASA	6.500%	12/1/28	975	1,084
StatoilHydro ASA	7.150%	1/15/29	2,725	3,341
Suncor Energy Inc.	6.100%	6/1/18	2,950	3,108
Suncor Energy Inc.	7.150%	2/1/32	1,275	1,404
Suncor Energy Inc.	5.950%	12/1/34	150	147
Suncor Energy Inc.	6.500%	6/15/38	18,900	19,793
Sunoco Inc.	4.875%	10/15/14	1,275	1,287
Sunoco Inc.	5.750%	1/15/17	1,775	1,738
Talisman Energy Inc.	5.125%	5/15/15	1,075	1,081
Talisman Energy Inc.	7.750%	6/1/19	2,975	3,501
Talisman Energy Inc.	7.250%	10/15/27	850	922
Talisman Energy Inc.	5.850%	2/1/37	4,350	4,018
Tosco Corp.	8.125%	2/15/30	14,675	18,726
Transocean Inc.	5.250%	3/15/13	3,250	3,438
Transocean Inc.	6.000%	3/15/18	4,950	5,285
Transocean Inc.	7.500%	4/15/31	2,125	2,523
Transocean Inc.	6.800%	3/15/38	4,250	4,873
Valero Energy Corp.	6.875%	4/15/12	13,825	14,895
Valero Energy Corp.	4.750%	6/15/13	240	241
Valero Energy Corp.	9.375%	3/15/19	7,166	8,351
Valero Energy Corp.	7.500%	4/15/32	4,115	4,050
Valero Energy Corp.	6.625%	6/15/37	3,940	3,499
Weatherford International Inc.	5.950%	6/15/12	550	590
Weatherford International Inc.	6.350%	6/15/17	10,200	10,864
Weatherford International Inc.	6.800%	6/15/37	1,450	1,516
Weatherford International Ltd.	5.150%	3/15/13	1,225	1,292
Weatherford International Ltd.	6.000%	3/15/18	1,725	1,794
Weatherford International Ltd.	9.625%	3/1/19	7,200	8,847
Weatherford International Ltd.	6.500%	8/1/36	7,900	8,158
Weatherford International Ltd.	7.000%	3/15/38	1,700	1,822
XTO Energy Inc.	5.900%	8/1/12	4,750	5,132
XTO Energy Inc.	6.250%	4/15/13	7,235	7,875
XTO Energy Inc.	5.750%	12/15/13	4,600	4,980
XTO Energy Inc.	4.900%	2/1/14	2,500	2,618
XTO Energy Inc.	5.000%	1/31/15	1,300	1,364
XTO Energy Inc.	5.300%	6/30/15	1,050	1,121
XTO Energy Inc.	6.250%	8/1/17	8,325	8,998
XTO Energy Inc.	6.500%	12/15/18	5,585	6,158
XTO Energy Inc.	6.100%	4/1/36	975	1,001

XTO Energy Inc.	6.750%	8/1/37	6,349	7,085
XTO Energy Inc.	6.375%	6/15/38	1,450	1,545

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	2,300	2,462

Technology (0.7%)
Agilent Technologies Inc.	4.450%	9/14/12	550	558
Agilent Technologies Inc.	5.500%	9/14/15	3,075	3,136
Agilent Technologies Inc.	6.500%	11/1/17	7,300	7,504
Analog Devices Inc.	5.000%	7/1/14	3,175	3,345
Arrow Electronics Inc.	6.875%	7/1/13	200	215
BMC Software Inc.	7.250%	6/1/18	2,150	2,334
Cisco Systems Inc.	5.250%	2/22/11	31,586	33,360
Cisco Systems Inc.	5.500%	2/22/16	3,065	3,365
Cisco Systems Inc.	4.950%	2/15/19	9,725	10,179
Cisco Systems Inc.	5.900%	2/15/39	6,575	7,110
Computer Sciences Corp.	5.500%	3/15/13	1,650	1,735
Computer Sciences Corp.	6.500%	3/15/18	300	330
Corning Inc.	6.625%	5/15/19	650	711
Corning Inc.	7.250%	8/15/36	300	313
Dell Inc.	3.375%	6/15/12	800	828
Dell Inc.	4.700%	4/15/13	5,525	5,904
Dell Inc.	5.650%	4/15/18	3,025	3,169
Dell Inc.	5.875%	6/15/19	2,925	3,129
Dell Inc.	6.500%	4/15/38	2,950	3,069
Dun & Bradstreet Corp.	6.000%	4/1/13	4,725	4,899
Electronic Data Systems LLC	6.000%	8/1/13	4,900	5,476
Equifax Inc.	6.300%	7/1/17	975	997
Equifax Inc.	7.000%	7/1/37	1,475	1,503
Fiserv Inc.	6.125%	11/20/12	10,325	11,245
Fiserv Inc.	6.800%	11/20/17	5,500	6,036
Harris Corp.	5.000%	10/1/15	3,450	3,584
Harris Corp.	5.950%	12/1/17	225	241
Hewlett-Packard Co.	2.250%	5/27/11	2,125	2,167
Hewlett-Packard Co.	4.250%	2/24/12	9,916	10,478
Hewlett-Packard Co.	6.500%	7/1/12	1,410	1,577
Hewlett-Packard Co.	4.500%	3/1/13	12,350	13,127
Hewlett-Packard Co.	6.125%	3/1/14	6,550	7,372
Hewlett-Packard Co.	4.750%	6/2/14	10,900	11,671
Hewlett-Packard Co.	5.400%	3/1/17	1,610	1,735
Hewlett-Packard Co.	5.500%	3/1/18	5,600	6,083
IBM International Group Capital LLC	5.050%	10/22/12	19,950	21,754
International Business Machines Corp.	4.950%	3/22/11	2,500	2,638
International Business Machines Corp.	7.500%	6/15/13	2,825	3,289
International Business Machines Corp.	5.700%	9/14/17	31,501	34,692
International Business Machines Corp.	7.000%	10/30/25	620	756
International Business Machines Corp.	6.220%	8/1/27	4,875	5,542
International Business Machines Corp.	6.500%	1/15/28	600	698
International Business Machines Corp.	5.875%	11/29/32	400	439
International Business Machines Corp.	8.000%	10/15/38	6,675	9,246
International Business Machines Corp.	7.125%	12/1/96	5,260	6,285
International Game Technology	7.500%	6/15/19	1,500	1,663
Intuit Inc.	5.400%	3/15/12	1,950	2,057
Intuit Inc.	5.750%	3/15/17	1,800	1,875
Lexmark International Inc.	5.900%	6/1/13	2,700	2,686
Lexmark International Inc.	6.650%	6/1/18	4,325	4,171
Microsoft Corp.	2.950%	6/1/14	7,400	7,494

Microsoft Corp.	4.200%	6/1/19	8,450	8,695
Microsoft Corp.	5.200%	6/1/39	1,625	1,655
Motorola Inc.	7.625%	11/15/10	519	543
Motorola Inc.	8.000%	11/1/11	625	669
Motorola Inc.	5.375%	11/15/12	4,750	4,806
Motorola Inc.	6.000%	11/15/17	1,350	1,291
Motorola Inc.	7.500%	5/15/25	800	725
Motorola Inc.	6.500%	9/1/25	1,225	1,037
Motorola Inc.	6.500%	11/15/28	400	332
Motorola Inc.	6.625%	11/15/37	2,575	2,182
Nokia Oyj	5.375%	5/15/19	4,825	5,072
Nokia OYJ	6.625%	5/15/39	2,525	2,894
Oracle Corp.	5.000%	1/15/11	4,775	5,008
Oracle Corp.	4.950%	4/15/13	4,975	5,357
Oracle Corp.	3.750%	7/8/14	1,100	1,141
Oracle Corp.	5.250%	1/15/16	18,796	20,407
Oracle Corp.	5.750%	4/15/18	13,310	14,549
Oracle Corp.	5.000%	7/8/19	13,850	14,551
Oracle Corp.	6.500%	4/15/38	5,625	6,569
Oracle Corp.	6.125%	7/8/39	13,475	15,136
Pitney Bowes Inc.	4.625%	10/1/12	3,200	3,417
Pitney Bowes Inc.	3.875%	6/15/13	4,000	4,092
Pitney Bowes Inc.	4.875%	8/15/14	250	263
Pitney Bowes Inc.	4.750%	1/15/16	10,800	11,090
Pitney Bowes Inc.	5.750%	9/15/17	3,500	3,776
Pitney Bowes Inc.	4.750%	5/15/18	275	277
Pitney Bowes Inc.	5.250%	1/15/37	450	465
Science Applications International Corp.	6.250%	7/1/12	950	1,044
Science Applications International Corp.	5.500%	7/1/33	1,350	1,194
Xerox Capital Trust I	8.000%	2/1/27	4,475	4,318
Xerox Corp.	7.125%	6/15/10	3,150	3,251
Xerox Corp.	6.875%	8/15/11	1,900	2,026
Xerox Corp.	5.500%	5/15/12	2,475	2,581
Xerox Corp.	7.625%	6/15/13	3,475	3,576
Xerox Corp.	8.250%	5/15/14	4,325	4,886
Xerox Corp.	6.400%	3/15/16	3,975	4,165
Xerox Corp.	6.750%	2/1/17	2,850	3,034
Xerox Corp.	6.350%	5/15/18	10,375	10,752

Transportation (0.4%)
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	2,325	2,534
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	400	425
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,870	3,126
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	2,625	2,863
Burlington Northern Santa Fe Corp.	7.000%	2/1/14	500	573
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	6,725	7,235
Burlington Northern Santa Fe Corp.	5.750%	3/15/18	3,250	3,531
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	5,025	5,887
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	3,125	3,517
Burlington Northern Santa Fe Corp.	6.150%	5/1/37	91	102
Canadian National Railway Co.	6.375%	10/15/11	875	958
Canadian National Railway Co.	4.400%	3/15/13	2,450	2,576
Canadian National Railway Co.	4.950%	1/15/14	1,875	2,020
Canadian National Railway Co.	5.800%	6/1/16	750	816
Canadian National Railway Co.	5.850%	11/15/17	1,100	1,219
Canadian National Railway Co.	6.900%	7/15/28	600	726
Canadian National Railway Co.	6.250%	8/1/34	1,500	1,730

Canadian National Railway Co.	6.200%	6/1/36	2,400	2,764
Canadian Pacific Railway Co.	7.125%	10/15/31	450	509
Canadian Pacific Railway Co.	5.950%	5/15/37	975	975
Con-way Inc.	6.700%	5/1/34	3,200	2,597
3 Continental Airlines Inc.	6.648%	9/15/17	6,040	5,678
3 Continental Airlines Inc.	6.900%	1/2/18	3,493	3,266
3 Continental Airlines Inc.	6.545%	2/2/19	337	323
3 Continental Airlines Inc.	5.983%	4/19/22	550	528
CSX Corp.	6.750%	3/15/11	1,925	2,062
CSX Corp.	6.300%	3/15/12	1,350	1,464
CSX Corp.	5.750%	3/15/13	125	134
CSX Corp.	6.250%	4/1/15	2,125	2,358
CSX Corp.	5.600%	5/1/17	1,450	1,518
CSX Corp.	6.250%	3/15/18	200	219
CSX Corp.	7.375%	2/1/19	18,000	21,216
CSX Corp.	7.950%	5/1/27	225	274
CSX Corp.	6.000%	10/1/36	5,931	6,152
CSX Corp.	6.150%	5/1/37	2,250	2,381
CSX Corp.	7.450%	4/1/38	1,825	2,243
Delta Air Lines Inc.	7.111%	9/18/11	3,250	3,169
3 Delta Air Lines Inc.	6.821%	8/10/22	4,560	4,240
Norfolk Southern Corp.	6.750%	2/15/11	4,725	5,042
Norfolk Southern Corp.	5.257%	9/17/14	45	49
4 Norfolk Southern Corp.	5.750%	1/15/16	1,400	1,498
Norfolk Southern Corp.	7.700%	5/15/17	5,000	5,906
Norfolk Southern Corp.	5.750%	4/1/18	1,325	1,445
Norfolk Southern Corp.	5.590%	5/17/25	534	548
Norfolk Southern Corp.	7.800%	5/15/27	3,245	4,102
Norfolk Southern Corp.	5.640%	5/17/29	1,680	1,750
Norfolk Southern Corp.	7.050%	5/1/37	10,145	12,848
Norfolk Southern Corp.	7.900%	5/15/97	1,650	2,052
Norfolk Southern Railway Co.	9.750%	6/15/20	1,271	1,727
Ryder System Inc.	5.950%	5/2/11	1,183	1,237
Ryder System Inc.	5.850%	3/1/14	1,575	1,657
Ryder System Inc.	7.200%	9/1/15	3,425	3,660
Ryder System Inc.	5.850%	11/1/16	1,525	1,544
Southwest Airlines Co.	6.500%	3/1/12	6,250	6,566
Southwest Airlines Co.	5.250%	10/1/14	175	177
Southwest Airlines Co.	5.750%	12/15/16	3,100	3,080
Southwest Airlines Co.	5.125%	3/1/17	650	605
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	1,552	1,546
Union Pacific Corp.	6.650%	1/15/11	4,730	4,990
Union Pacific Corp.	6.125%	1/15/12	200	216
Union Pacific Corp.	6.500%	4/15/12	1,858	2,041
Union Pacific Corp.	5.450%	1/31/13	2,125	2,281
Union Pacific Corp.	7.000%	2/1/16	350	399
Union Pacific Corp.	5.650%	5/1/17	4,050	4,331
Union Pacific Corp.	5.750%	11/15/17	6,625	7,132
Union Pacific Corp.	5.700%	8/15/18	21,260	22,774
Union Pacific Corp.	6.625%	2/1/29	1,525	1,748
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	1,224	1,309
United Parcel Service Inc.	3.875%	4/1/14	10,500	11,015
United Parcel Service Inc.	5.500%	1/15/18	2,210	2,416
United Parcel Service Inc.	5.125%	4/1/19	5,625	6,048

United Parcel Service Inc.	6.200%	1/15/38	4,275	4,977
				6,364,679
Utilities (2.2%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	2,150	2,311
Alabama Power Co.	4.850%	12/15/12	1,875	2,035
Alabama Power Co.	5.500%	10/15/17	3,125	3,420
Alabama Power Co.	6.000%	3/1/39	4,775	5,311
American Water Capital Corp.	6.085%	10/15/17	10,200	10,781
American Water Capital Corp.	6.593%	10/15/37	4,925	5,147
Appalachian Power Co.	5.800%	10/1/35	950	950
Appalachian Power Co.	7.000%	4/1/38	4,225	4,897
Arizona Public Service Co.	6.375%	10/15/11	600	636
Arizona Public Service Co.	5.800%	6/30/14	625	652
Arizona Public Service Co.	4.650%	5/15/15	725	715
Arizona Public Service Co.	5.500%	9/1/35	600	512
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,300	3,532
Baltimore Gas & Electric Co.	6.350%	10/1/36	525	553
Carolina Power & Light Co.	6.500%	7/15/12	925	1,024
Carolina Power & Light Co.	5.125%	9/15/13	5,025	5,460
Carolina Power & Light Co.	5.300%	1/15/19	11,025	11,986
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	13,160	13,951
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	400	430
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	334
Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	185
Cleveland Electric Illuminating Co.	7.880%	11/1/17	1,050	1,275
Columbus Southern Power Co.	5.850%	10/1/35	5,225	5,227
Commonwealth Edison Co.	6.150%	3/15/12	1,600	1,733
Commonwealth Edison Co.	5.950%	8/15/16	8,530	9,381
Commonwealth Edison Co.	6.150%	9/15/17	11,750	12,986
Commonwealth Edison Co.	5.800%	3/15/18	2,825	3,046
Commonwealth Edison Co.	5.875%	2/1/33	490	531
Commonwealth Edison Co.	5.900%	3/15/36	600	642
Commonwealth Edison Co.	6.450%	1/15/38	3,025	3,436
Connecticut Light & Power Co.	6.350%	6/1/36	4,500	5,244
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,865	3,007
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,275	1,380
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	4,825	5,182
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	382
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,775	6,674
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,925	1,899
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,800	1,914
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	2,825	3,144
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	5,750	6,485
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,575	1,857
Consolidated Natural Gas Co.	6.250%	11/1/11	6,900	7,454
Consolidated Natural Gas Co.	5.000%	12/1/14	4,350	4,636
Constellation Energy Group Inc.	7.000%	4/1/12	950	1,023
Constellation Energy Group Inc.	4.550%	6/15/15	15,781	15,516
Constellation Energy Group Inc.	7.600%	4/1/32	1,865	2,003
Consumers Energy Co.	5.000%	2/15/12	1,975	2,077
Consumers Energy Co.	5.375%	4/15/13	4,025	4,316
Consumers Energy Co.	5.500%	8/15/16	1,500	1,564
Consumers Energy Co.	6.700%	9/15/19	6,060	6,984
Consumers Energy Co.	5.650%	4/15/20	800	859
Detroit Edison Co.	6.125%	10/1/10	2,105	2,211

Detroit Edison Co.	5.700%	10/1/37	800	823
Dominion Resources Inc./VA	4.750%	12/15/10	1,700	1,770
Dominion Resources Inc./VA	6.250%	6/30/12	2,165	2,359
Dominion Resources Inc./VA	5.700%	9/17/12	650	710
Dominion Resources Inc./VA	5.150%	7/15/15	12,533	13,316
Dominion Resources Inc./VA	6.000%	11/30/17	4,150	4,524
Dominion Resources Inc./VA	6.300%	3/15/33	1,350	1,455
Dominion Resources Inc./VA	5.250%	8/1/33	2,500	2,570
Dominion Resources Inc./VA	5.950%	6/15/35	7,725	8,203
Dominion Resources Inc./VA	7.000%	6/15/38	825	983
3 Dominion Resources Inc./VA	7.500%	6/30/66	3,375	3,050
3 Dominion Resources Inc./VA	6.300%	9/30/66	2,125	1,679
DTE Energy Co.	7.050%	6/1/11	5,165	5,512
DTE Energy Co.	6.375%	4/15/33	175	159
Duke Energy Carolinas LLC	6.250%	1/15/12	6,807	7,436
Duke Energy Carolinas LLC	5.750%	11/15/13	400	444
Duke Energy Carolinas LLC	6.000%	12/1/28	1,475	1,608
Duke Energy Carolinas LLC	6.450%	10/15/32	1,175	1,380
Duke Energy Carolinas LLC	6.100%	6/1/37	8,400	9,452
Duke Energy Carolinas LLC	6.000%	1/15/38	375	424
Duke Energy Carolinas LLC	6.050%	4/15/38	3,025	3,407
Duke Energy Corp.	6.300%	2/1/14	1,000	1,105
Duke Energy Corp.	5.050%	9/15/19	1,800	1,813
Duke Energy Indiana Inc.	5.000%	9/15/13	200	211
Duke Energy Indiana Inc.	6.050%	6/15/16	325	357
Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,191
Duke Energy Indiana Inc.	6.350%	8/15/38	7,725	9,179
Duke Energy Ohio Inc.	5.700%	9/15/12	3,875	4,239
Duke Energy Ohio Inc.	5.450%	4/1/19	8	9
El Paso Electric Co.	6.000%	5/15/35	1,675	1,468
Empresa Nacional de Electricidad SA/Chile	8.350%	8/1/13	2,275	2,615
Energy East Corp.	6.750%	6/15/12	4,675	5,160
Energy East Corp.	6.750%	7/15/36	3,325	3,798
Enersis SA	7.375%	1/15/14	2,500	2,763
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,200	8,645
Entergy Louisiana LLC	6.500%	9/1/18	1,250	1,311
Exelon Corp.	4.900%	6/15/15	4,050	4,215
Exelon Corp.	5.625%	6/15/35	735	709
Exelon Generation Co. LLC	5.350%	1/15/14	48	51
Exelon Generation Co. LLC	5.200%	10/1/19	4,300	4,337
Exelon Generation Co. LLC	6.250%	10/1/39	1,625	1,648
FirstEnergy Corp.	6.450%	11/15/11	1,584	1,711
FirstEnergy Corp.	7.375%	11/15/31	6,446	7,227
4 FirstEnergy Solutions Corp.	4.800%	2/15/15	250	258
4 FirstEnergy Solutions Corp.	6.050%	8/15/21	75	79
4 FirstEnergy Solutions Corp.	6.800%	8/15/39	100	109
Florida Power & Light Co.	4.850%	2/1/13	2,375	2,535
Florida Power & Light Co.	5.550%	11/1/17	1,750	1,941
Florida Power & Light Co.	5.950%	10/1/33	50	57
Florida Power & Light Co.	5.625%	4/1/34	3,500	3,783
Florida Power & Light Co.	4.950%	6/1/35	475	479
Florida Power & Light Co.	5.400%	9/1/35	1,650	1,758
Florida Power & Light Co.	6.200%	6/1/36	3,650	4,323
Florida Power & Light Co.	5.650%	2/1/37	3,675	4,030
Florida Power & Light Co.	5.850%	5/1/37	1,450	1,646
Florida Power & Light Co.	5.950%	2/1/38	9,450	10,728
Florida Power & Light Co.	5.960%	4/1/39	600	685
Florida Power Corp.	4.800%	3/1/13	9,550	10,217

Florida Power Corp.	5.650%	6/15/18	2,875	3,163
Florida Power Corp.	6.350%	9/15/37	4,150	4,934
Florida Power Corp.	6.400%	6/15/38	4,550	5,400
FPL Group Capital Inc.	5.625%	9/1/11	1,100	1,181
FPL Group Capital Inc.	5.350%	6/15/13	2,300	2,455
FPL Group Capital Inc.	6.000%	3/1/19	17,000	18,996
3 FPL Group Capital Inc.	6.350%	10/1/66	2,075	1,888
3 FPL Group Capital Inc.	6.650%	6/15/67	2,475	2,290
Georgia Power Co.	5.700%	6/1/17	9,340	10,308
Georgia Power Co.	5.650%	3/1/37	325	339
Georgia Power Co.	5.950%	2/1/39	750	828
Illinois Power Co.	6.125%	11/15/17	1,150	1,231
Illinois Power Co.	6.250%	4/1/18	4,425	4,661
Indiana Michigan Power Co.	7.000%	3/15/19	275	318
Indiana Michigan Power Co.	6.050%	3/15/37	7,175	7,628
3 Integrys Energy Group Inc.	6.110%	12/1/66	4,000	3,096
Interstate Power & Light Co.	6.250%	7/15/39	2,450	2,738
Jersey Central Power & Light Co.	5.625%	5/1/16	2,825	2,995
Jersey Central Power & Light Co.	5.650%	6/1/17	1,725	1,822
Kansas City Power & Light Co.	6.050%	11/15/35	1,650	1,672
Kansas Gas & Electric	5.647%	3/29/21	181	183
MidAmerican Energy Co.	5.650%	7/15/12	2,475	2,681
MidAmerican Energy Co.	5.125%	1/15/13	6,175	6,548
MidAmerican Energy Co.	5.950%	7/15/17	1,350	1,467
MidAmerican Energy Co.	5.300%	3/15/18	450	472
MidAmerican Energy Co.	6.750%	12/30/31	4,325	5,108
MidAmerican Energy Co.	5.750%	11/1/35	1,275	1,347
MidAmerican Energy Holdings Co.	5.875%	10/1/12	5,445	5,933
Midamerican Energy Holdings Co.	5.000%	2/15/14	1,100	1,163
Midamerican Energy Holdings Co.	5.750%	4/1/18	4,650	5,020
MidAmerican Energy Holdings Co.	8.480%	9/15/28	600	784
Midamerican Energy Holdings Co.	6.125%	4/1/36	25,351	27,299
MidAmerican Energy Holdings Co.	5.950%	5/15/37	6,725	7,105
MidAmerican Energy Holdings Co.	6.500%	9/15/37	850	982
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	13,791	15,302
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	2,500	2,518
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	4,750	5,186
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	1,715	1,820
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	4,600	4,844
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	11,285	11,936
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	4,380	5,775
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	3,150	3,642
Nevada Power Co.	7.125%	3/15/19	7,900	9,019
Nevada Power Co.	6.750%	7/1/37	1,175	1,302
NiSource Finance Corp.	6.150%	3/1/13	425	446
NiSource Finance Corp.	5.400%	7/15/14	2,050	2,089
NiSource Finance Corp.	5.250%	9/15/17	1,200	1,115
NiSource Finance Corp.	6.400%	3/15/18	650	662
NiSource Finance Corp.	6.800%	1/15/19	150	153
NiSource Finance Corp.	5.450%	9/15/20	1,350	1,264

Northern States Power Co./MN	5.250%	3/1/18	1,800	1,933
Northern States Power Co./MN	5.250%	7/15/35	325	327
Northern States Power Co./MN	6.250%	6/1/36	1,550	1,784
Northern States Power Co./MN	6.200%	7/1/37	2,850	3,267
NSTAR Electric Co.	4.875%	4/15/14	2,525	2,716
NSTAR Electric Co.	5.625%	11/15/17	4,900	5,408
Ohio Edison Co.	6.400%	7/15/16	3,600	3,928
Ohio Power Co.	5.750%	9/1/13	6,625	7,109
Ohio Power Co.	6.000%	6/1/16	3,125	3,372
Oncor Electric Delivery Co.	6.375%	5/1/12	2,700	2,940
Oncor Electric Delivery Co.	6.375%	1/15/15	5,600	6,244
Oncor Electric Delivery Co.	7.000%	9/1/22	536	607
Oncor Electric Delivery Co.	7.000%	5/1/32	1,700	2,028
Oncor Electric Delivery Co.	7.250%	1/15/33	3,525	4,357
Oncor Electric Delivery Co.	7.500%	9/1/38	1,805	2,310
Pacific Gas & Electric Co.	4.200%	3/1/11	22,750	23,543
Pacific Gas & Electric Co.	4.800%	3/1/14	13,475	14,388
Pacific Gas & Electric Co.	5.625%	11/30/17	3,300	3,596
Pacific Gas & Electric Co.	6.050%	3/1/34	11,403	12,655
Pacific Gas & Electric Co.	5.800%	3/1/37	6,500	7,099
PacifiCorp	6.900%	11/15/11	5,925	6,573
PacifiCorp	7.700%	11/15/31	925	1,223
PacifiCorp	5.250%	6/15/35	50	50
Pacificorp	6.250%	10/15/37	975	1,121
PECO Energy Co.	5.350%	3/1/18	2,575	2,753
Pennsylvania Electric Co.	6.050%	9/1/17	2,150	2,317
Pennsylvania Electric Co.	5.200%	4/1/20	10,275	10,236
Pennsylvania Electric Co.	6.150%	10/1/38	10,275	10,293
Pepco Holdings Inc.	6.450%	8/15/12	6,275	6,752
Pepco Holdings Inc.	7.450%	8/15/32	1,150	1,229
Potomac Electric Power Co.	6.500%	11/15/37	800	933
PPL Electric Utilities Corp.	6.250%	5/15/39	4,075	4,686
PPL Energy Supply LLC	6.400%	11/1/11	9,600	10,309
PPL Energy Supply LLC	6.300%	7/15/13	2,850	3,045
PPL Energy Supply LLC	5.400%	8/15/14	800	840
PPL Energy Supply LLC	6.200%	5/15/16	1,319	1,410
PPL Energy Supply LLC	6.500%	5/1/18	2,025	2,197
Progress Energy Inc.	7.100%	3/1/11	5,307	5,649
Progress Energy Inc.	6.850%	4/15/12	1,675	1,843
Progress Energy Inc.	6.050%	3/15/14	575	631
Progress Energy Inc.	5.625%	1/15/16	1,050	1,122
Progress Energy Inc.	7.050%	3/15/19	1,325	1,541
Progress Energy Inc.	7.750%	3/1/31	1,375	1,742
Progress Energy Inc.	7.000%	10/30/31	4,375	5,147
PSEG Power LLC	7.750%	4/15/11	875	947
PSEG Power LLC	6.950%	6/1/12	15,325	16,786
PSEG Power LLC	5.000%	4/1/14	2,975	3,122
PSEG Power LLC	5.500%	12/1/15	2,550	2,762
PSEG Power LLC	8.625%	4/15/31	300	405
Public Service Co. of Colorado	7.875%	10/1/12	7,700	8,987
Public Service Co. of Colorado	5.500%	4/1/14	65	71
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,647
Public Service Co. of Colorado	5.125%	6/1/19	1,975	2,118
Public Service Co. of Colorado	6.250%	9/1/37	1,425	1,645
Public Service Co. of Colorado	6.500%	8/1/38	2,575	3,073
Public Service Co. of Oklahoma	6.625%	11/15/37	4,375	4,727
Public Service Electric & Gas Co.	5.250%	7/1/35	475	492
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	5,113

Puget Sound Energy Inc.	5.483%	6/1/35	750	743
Puget Sound Energy Inc.	6.274%	3/15/37	4,875	5,335
Puget Sound Energy Inc.	5.757%	10/1/39	2,525	2,580
San Diego Gas & Electric Co.	5.300%	11/15/15	2,000	2,221
San Diego Gas & Electric Co.	5.350%	5/15/35	750	777
San Diego Gas & Electric Co.	6.125%	9/15/37	225	261
San Diego Gas & Electric Co.	6.000%	6/1/39	850	988
SCANA Corp.	6.875%	5/15/11	4,700	5,053
Sierra Pacific Power Co.	6.000%	5/15/16	3,550	3,768
Sierra Pacific Power Co.	6.750%	7/1/37	3,950	4,407
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,475	1,712
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,125	2,539
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	225
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,875	2,126
Southern California Edison Co.	5.000%	1/15/14	2,700	2,905
Southern California Edison Co.	4.650%	4/1/15	1,650	1,779
Southern California Edison Co.	5.000%	1/15/16	1,125	1,206
Southern California Edison Co.	6.000%	1/15/34	6,875	7,838
Southern California Edison Co.	5.750%	4/1/35	825	908
Southern California Edison Co.	5.350%	7/15/35	4,300	4,518
Southern California Edison Co.	5.625%	2/1/36	6,225	6,746
Southern California Edison Co.	5.550%	1/15/37	7,775	8,351
Southern Co.	5.300%	1/15/12	1,650	1,773
Southern Co.	4.150%	5/15/14	3,550	3,687
Southern Power Co.	6.250%	7/15/12	3,205	3,518
Southern Power Co.	4.875%	7/15/15	6,225	6,506
Southwestern Electric Power Co.	5.550%	1/15/17	400	411
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	3,981
Tampa Electric Co.	6.375%	8/15/12	3,950	4,327
Tampa Electric Co.	6.550%	5/15/36	2,825	3,132
Toledo Edison Co.	6.150%	5/15/37	300	319
TransAlta Corp.	6.650%	5/15/18	1,225	1,252
Union Electric Co.	5.400%	2/1/16	3,100	3,216
Union Electric Co.	6.700%	2/1/19	2,500	2,822
Union Electric Co.	8.450%	3/15/39	3,225	4,341
United Utilities PLC	5.375%	2/1/19	4,600	4,556
Virginia Electric and Power Co.	5.100%	11/30/12	575	624
Virginia Electric and Power Co.	5.400%	1/15/16	875	934
Virginia Electric and Power Co.	5.000%	6/30/19	2,700	2,812
Virginia Electric and Power Co.	6.000%	1/15/36	5,575	6,127
Virginia Electric and Power Co.	6.000%	5/15/37	3,125	3,418
Virginia Electric and Power Co.	6.350%	11/30/37	3,350	3,912
Virginia Electric and Power Co.	8.875%	11/15/38	675	978
Wisconsin Electric Power Co.	6.000%	4/1/14	375	418
Wisconsin Electric Power Co.	5.625%	5/15/33	950	979
Wisconsin Electric Power Co.	5.700%	12/1/36	825	898
Wisconsin Energy Corp.	6.500%	4/1/11	8,425	8,990
3 Wisconsin Energy Corp.	6.250%	5/15/67	13,250	10,991
Wisconsin Power & Light Co.	5.000%	7/15/19	1,100	1,129
Wisconsin Power & Light Co.	6.375%	8/15/37	4,000	4,467
Xcel Energy Inc.	5.613%	4/1/17	536	575
Xcel Energy Inc.	6.500%	7/1/36	2,850	3,120

Natural Gas (0.6%)
AGL Capital Corp.	7.125%	1/14/11	1,825	1,932
AGL Capital Corp.	5.250%	8/15/19	1,100	1,134
AGL Capital Corp.	6.000%	10/1/34	150	150
Atmos Energy Corp.	4.950%	10/15/14	2,780	2,946

Atmos Energy Corp.	8.500%	3/15/19	2,175	2,695
Boardwalk Pipelines LP	5.500%	2/1/17	3,175	3,117
British Transco Finance Inc.	6.625%	6/1/18	1,625	1,814
Buckeye Partners LP	6.050%	1/15/18	350	368
CenterPoint Energy Resources Corp.	7.750%	2/15/11	800	850
CenterPoint Energy Resources Corp.	7.875%	4/1/13	3,180	3,562
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,050	1,078
DCP Midstream LLC	8.125%	8/16/30	225	245
El Paso Natural Gas Co.	5.950%	4/15/17	2,100	2,183
Enbridge Energy Partners LP	6.500%	4/15/18	2,225	2,397
Enbridge Energy Partners LP	9.875%	3/1/19	4,375	5,434
Enbridge Energy Partners LP	7.500%	4/15/38	5,150	5,928
Enbridge Inc.	5.600%	4/1/17	275	292
Energy Transfer Partners LP	5.650%	8/1/12	4,325	4,571
Energy Transfer Partners LP	8.500%	4/15/14	8,325	9,635
Energy Transfer Partners LP	5.950%	2/1/15	6,400	6,770
Energy Transfer Partners LP	6.125%	2/15/17	1,100	1,147
Energy Transfer Partners LP	9.000%	4/15/19	7,225	8,689
Energy Transfer Partners LP	6.625%	10/15/36	1,825	1,914
Energy Transfer Partners LP	7.500%	7/1/38	625	720
6 Enron Corp.	7.625%	9/10/04	1,600	6
6 Enron Corp.	6.625%	11/15/05	1,075	4
6 Enron Corp.	7.125%	5/15/07	6,846	25
6 Enron Corp.	6.875%	10/15/07	6,700	24
6 Enron Corp.	6.750%	8/1/09	5,145	19
Enterprise Products Operating LLC	4.950%	6/1/10	3,525	3,594
Enterprise Products Operating LLC	4.600%	8/1/12	4,400	4,581
Enterprise Products Operating LLC	5.650%	4/1/13	3,475	3,671
Enterprise Products Operating LLC	9.750%	1/31/14	16,175	19,430
Enterprise Products Operating LLC	5.600%	10/15/14	3,626	3,887
Enterprise Products Operating LLC	6.300%	9/15/17	8,725	9,427
Enterprise Products Operating LLC	6.500%	1/31/19	2,775	3,041
Enterprise Products Operating LLC	6.875%	3/1/33	1,900	2,121
Enterprise Products Operating LLC	6.650%	10/15/34	150	163
EQT Corp.	6.500%	4/1/18	11,475	11,847
6 HNG Internorth	9.625%	3/15/06	3,680	13
KeySpan Corp.	7.625%	11/15/10	1,075	1,133
Kinder Morgan Energy Partners LP	6.750%	3/15/11	811	862
Kinder Morgan Energy Partners LP	7.125%	3/15/12	5,410	5,922
Kinder Morgan Energy Partners LP	5.850%	9/15/12	5,800	6,249
Kinder Morgan Energy Partners LP	5.000%	12/15/13	10,650	11,208
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,725	1,794
Kinder Morgan Energy Partners LP	6.000%	2/1/17	40	42
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,200	10,658
Kinder Morgan Energy Partners LP	6.850%	2/15/20	1,675	1,830
Kinder Morgan Energy Partners LP	7.300%	8/15/33	150	162
Kinder Morgan Energy Partners LP	6.500%	2/1/37	550	559
Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,750	2,806
Magellan Midstream Partners LP	5.650%	10/15/16	825	864
Magellan Midstream Partners LP	6.550%	7/15/19	4,275	4,745
National Grid PLC	6.300%	8/1/16	8,300	9,088
Nustar Logistics	7.650%	4/15/18	4,500	4,878
ONEOK Inc.	5.200%	6/15/15	2,750	2,861
ONEOK Inc.	6.000%	6/15/35	2,175	2,134
ONEOK Partners LP	5.900%	4/1/12	2,600	2,749
ONEOK Partners LP	6.150%	10/1/16	4,200	4,455
ONEOK Partners LP	8.625%	3/1/19	16,250	19,401
ONEOK Partners LP	6.650%	10/1/36	11,525	12,284

ONEOK Partners LP	6.850%	10/15/37	4,625	4,992
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	7,425	7,855
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	1,050	1,165
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	2,350	2,833
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,000	1,058
Sempra Energy	6.000%	2/1/13	700	741
Sempra Energy	6.150%	6/15/18	100	108
Southern California Gas Co.	5.750%	11/15/35	800	875
4 Southern Natural Gas Co.	5.900%	4/1/17	6,635	6,834
Southern Union Co.	7.600%	2/1/24	800	858
Spectra Energy Capital LLC	6.250%	2/15/13	1,146	1,242
Spectra Energy Capital LLC	5.500%	3/1/14	2,975	3,130
Spectra Energy Capital LLC	5.668%	8/15/14	150	159
Spectra Energy Capital LLC	6.200%	4/15/18	925	997
Spectra Energy Capital LLC	6.750%	2/15/32	2,175	2,265
TEPPCO Partners LP	5.900%	4/15/13	2,175	2,331
TEPPCO Partners LP	6.650%	4/15/18	2,200	2,385
TEPPCO Partners LP	7.550%	4/15/38	1,375	1,612
Texas Eastern Transmission LP	7.000%	7/15/32	200	231
Texas Gas Transmission LLC	4.600%	6/1/15	2,450	2,472
TransCanada PipeLines Ltd.	4.000%	6/15/13	3,300	3,373
TransCanada PipeLines Ltd.	6.500%	8/15/18	3,800	4,289
TransCanada PipeLines Ltd.	7.125%	1/15/19	4,475	5,277
TransCanada PipeLines Ltd.	5.600%	3/31/34	2,505	2,473
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,025	13,569
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,700	2,949
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,229	1,571
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	10,755	9,391
Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	3,425	3,739
Williams Cos. Inc.	7.125%	9/1/11	5,975	6,364
Williams Cos. Inc.	8.125%	3/15/12	2,075	2,261
Williams Cos. Inc.	7.625%	7/15/19	9,125	9,839
Williams Cos. Inc.	7.500%	1/15/31	9,050	9,305
Williams Cos. Inc.	7.750%	6/15/31	2,200	2,295

Other Utility (0.0%)
Veolia Environnement	6.750%	6/1/38	125	146

				1,353,091
Total Corporate Bonds (Cost $11,475,388)				12,051,070
Sovereign Bonds (U.S. Dollar-Denominated) (3.3%)
African Development Bank	1.750%	10/1/12	4,200	4,188
African Development Bank	3.000%	5/27/14	3,175	3,199
Asian Development Bank/Pasig	2.125%	3/15/12	4,425	4,475
Asian Development Bank/Pasig	4.500%	9/4/12	1,050	1,111
Asian Development Bank/Pasig	3.625%	9/5/13	22,675	23,599
Asian Development Bank/Pasig	2.750%	5/21/14	17,345	17,279
Asian Development Bank/Pasig	5.500%	6/27/16	1,125	1,240
Asian Development Bank/Pasig	5.250%	6/12/17	600	651
Asian Development Bank/Pasig	5.593%	7/16/18	2,778	3,090
Brazilian Government International Bond	11.000%	1/11/12	3,900	4,665
Brazilian Government International Bond	10.250%	6/17/13	2,050	2,552
Brazilian Government International Bond	7.875%	3/7/15	6,300	7,406
Brazilian Government International Bond	6.000%	1/17/17	16,900	18,168
3 Brazilian Government International Bond	8.000%	1/15/18	21,704	25,068

Brazilian Government International Bond	5.875%	1/15/19	20,175	21,587
Brazilian Government International Bond	8.875%	10/14/19	11,450	14,799
Brazilian Government International Bond	8.875%	4/15/24	4,325	5,655
Brazilian Government International Bond	8.750%	2/4/25	11,525	15,069
Brazilian Government International Bond	10.125%	5/15/27	11,525	16,942
Brazilian Government International Bond	8.250%	1/20/34	18,525	24,296
Brazilian Government International Bond	7.125%	1/20/37	13,231	15,646
Brazilian Government International Bond	11.000%	8/17/40	23,525	31,571
Brazilian Government International Bond	5.625%	1/7/41	17,325	16,892
Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,050	1,081
Chile Government International Bond	7.125%	1/11/12	2,875	3,229
Chile Government International Bond	5.500%	1/15/13	2,840	3,170
China Development Bank Corp.	4.750%	10/8/14	3,475	3,649
China Development Bank Corp.	5.000%	10/15/15	1,375	1,438
China Government International Bond	4.750%	10/29/13	5,550	6,032
Corp Andina de Fomento	5.750%	1/12/17	9,075	9,236
Corp Andina de Fomento	8.125%	6/4/19	8,600	10,014
Corp. Andina de Fomento	5.200%	5/21/13	4,350	4,527
Development Bank of Japan	4.250%	6/9/15	1,975	2,060
Eksportfinans ASA	5.500%	5/25/16	8,170	8,800
Eksportfinans ASA	5.500%	6/26/17	7,125	7,644
European Bank for Reconstruction &
Development	1.250%	6/10/11	1,000	1,004
European Investment Bank	3.250%	2/15/11	9,625	9,875
European Investment Bank	2.625%	5/16/11	4,725	4,823
European Investment Bank	5.250%	6/15/11	11,275	12,016
European Investment Bank	3.125%	7/15/11	3,275	3,398
European Investment Bank	3.250%	10/14/11	14,625	15,188
European Investment Bank	2.625%	11/15/11	3,275	3,364
European Investment Bank	2.000%	2/10/12	61,975	62,793
European Investment Bank	4.625%	3/21/12	27,400	29,364
European Investment Bank	1.750%	9/14/12	10,600	10,592
European Investment Bank	2.875%	3/15/13	7,500	7,628
European Investment Bank	3.250%	5/15/13	19,175	19,764
European Investment Bank	4.250%	7/15/13	31,050	33,161
European Investment Bank	2.375%	3/14/14	24,750	24,359
European Investment Bank	4.625%	5/15/14	33,717	36,153
European Investment Bank	3.125%	6/4/14	15,225	15,448
European Investment Bank	4.875%	2/16/16	525	578
European Investment Bank	5.125%	9/13/16	2,025	2,283
European Investment Bank	4.875%	1/17/17	19,500	21,200
European Investment Bank	5.125%	5/30/17	20,200	22,163
European Investment Bank	4.875%	2/15/36	300	308
Export Development Canada	2.625%	3/15/11	16	16
Export Development Canada	3.750%	7/15/11	550	574
Export Development Canada	2.625%	11/15/11	5,075	5,222
Export Development Canada	2.375%	3/19/12	9,625	9,826
Export-Import Bank of Korea	5.125%	2/14/11	9,275	9,428
Export-Import Bank of Korea	5.500%	10/17/12	7,625	7,782
Export-Import Bank of Korea	8.125%	1/21/14	5,600	6,282
Export-Import Bank of Korea	5.875%	1/14/15	4,250	4,484
Export-Import Bank of Korea	5.125%	3/16/15	875	876
Financement-Quebec	5.000%	10/25/12	3,500	3,770
Hungary Government International Bond	4.750%	2/3/15	5,350	5,348
Hydro Quebec	6.300%	5/11/11	15,775	16,978
Hydro Quebec	8.000%	2/1/13	9,675	11,145
Hydro Quebec	7.500%	4/1/16	1,400	1,723
Hydro Quebec	8.400%	1/15/22	2,675	3,558

Hydro Quebec	8.050%	7/7/24	2,375	3,010
Hydro Quebec	8.500%	12/1/29	400	551
Inter-American Development Bank	8.500%	3/15/11	1,715	1,854
Inter-American Development Bank	1.500%	6/23/11	2,000	2,016
Inter-American Development Bank	4.375%	9/20/12	80	84
Inter-American Development Bank	4.750%	10/19/12	3,850	4,179
Inter-American Development Bank	3.500%	3/15/13	9,375	9,817
Inter-American Development Bank	3.000%	4/22/14	12,400	12,634
Inter-American Development Bank	4.250%	9/14/15	6,475	6,630
Inter-American Development Bank	5.125%	9/13/16	200	213
Inter-American Development Bank	4.250%	9/10/18	16,725	16,716
Inter-American Development Bank	3.875%	9/17/19	22,125	22,213
Inter-American Development Bank	7.000%	6/15/25	2,450	3,084
International Bank for Reconstruction &
Development	3.125%	11/15/11	600	621
International Bank for Reconstruction &
Development	2.000%	4/2/12	25,615	25,711
International Bank for Reconstruction &
Development	5.000%	4/1/16	14,525	15,625
International Bank for Reconstruction &
Development	7.625%	1/19/23	3,250	4,239
International Bank for Reconstruction &
Development	8.875%	3/1/26	850	1,247
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,575	1,599
International Finance Corp.	3.000%	4/22/14	5,912	5,967
Israel Government International Bond	4.625%	6/15/13	2,275	2,413
Israel Government International Bond	5.125%	3/1/14	800	860
Israel Government International Bond	5.500%	11/9/16	6,975	7,571
Israel Government International Bond	5.125%	3/26/19	17,800	18,142
Italian Republic	6.000%	2/22/11	12,846	13,704
Italian Republic	3.500%	7/15/11	6,950	7,198
Italian Republic	5.625%	6/15/12	11,425	12,479
Italian Republic	2.125%	10/5/12	9,850	9,851
Italian Republic	4.375%	6/15/13	125	131
Italian Republic	4.500%	1/21/15	14,350	15,175
Italian Republic	4.750%	1/25/16	20,375	21,509
Italian Republic	5.250%	9/20/16	11,321	12,317
Italian Republic	6.875%	9/27/23	10,100	12,082
Italian Republic	5.375%	6/15/33	15,300	16,097
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	1,750	1,839
Japan Bank for International
Cooperation/Japan	4.375%	11/26/12	5,025	5,332
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	19,725	20,414
Japan Finance Corp.	2.000%	6/24/11	1,210	1,223
Japan Finance Organization for Municipalities	5.875%	3/14/11	325	345
Japan Finance Organization for Municipalities	4.625%	4/21/15	6,600	6,837
Japan Finance Organization for Municipalities	5.000%	5/16/17	3,950	4,131
Korea Development Bank/Republic of Korea	5.300%	1/17/13	2,050	2,077
Korea Development Bank/Republic of Korea	5.750%	9/10/13	9,390	9,652
Korea Development Bank/Republic of Korea	8.000%	1/23/14	10,400	11,816
Korea Electric Power Corp.	7.750%	4/1/13	5,475	6,042
Kreditanstalt fuer Wiederaufbau	3.125%	11/15/10	3,575	3,672
Kreditanstalt fuer Wiederaufbau	3.250%	2/15/11	20,225	20,858
Kreditanstalt fuer Wiederaufbau	1.875%	3/15/11	4,475	4,538
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	20,650	21,566

Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	13,257	13,778
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	17,050	17,261
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	9,650	9,775
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	12,525	13,438
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	77,075	78,791
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	11,450	11,795
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	22,875	24,074
Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	21,825	22,530
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	1,300	1,395
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	19,610	21,865
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	1,750	1,847
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	13,725	14,640
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	9,600	10,465
Landeskreditbank Baden-Wuerttemberg
Foerderbank	4.875%	1/13/12	9,375	9,868
Landwirtschaftliche Rentenbank	5.250%	7/2/12	6,825	7,421
Landwirtschaftliche Rentenbank	1.875%	9/24/12	5,000	4,999
Landwirtschaftliche Rentenbank	3.250%	3/15/13	19,575	20,043
Landwirtschaftliche Rentenbank	4.875%	11/16/15	3,075	3,270
Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	83
Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,975	7,442
Malaysia Government International Bond	7.500%	7/15/11	8,675	9,545
Mexico Government International Bond	8.375%	1/14/11	3,767	4,087
Mexico Government International Bond	7.500%	1/14/12	2,372	2,627
Mexico Government International Bond	6.375%	1/16/13	7,411	8,097
Mexico Government International Bond	5.875%	1/15/14	12,125	12,997
Mexico Government International Bond	6.625%	3/3/15	2,086	2,301
Mexico Government International Bond	11.375%	9/15/16	4,725	6,544
Mexico Government International Bond	5.625%	1/15/17	28,496	29,478
Mexico Government International Bond	8.300%	8/15/31	8,850	11,129
Mexico Government International Bond	6.750%	9/27/34	39,599	42,961
MTR Corp.	7.500%	11/8/10	325	344
Nordic Investment Bank	3.875%	6/15/10	550	556
Nordic Investment Bank	4.875%	3/15/11	400	417
Nordic Investment Bank	5.000%	2/1/17	4,200	4,545
Oesterreichische Kontrollbank AG	2.875%	3/15/11	9,375	9,522
Oesterreichische Kontrollbank AG	3.125%	10/14/11	4,645	4,770
Oesterreichische Kontrollbank AG	4.750%	11/8/11	2,525	2,688
Oesterreichische Kontrollbank AG	1.875%	3/21/12	5,950	5,805
Oesterreichische Kontrollbank AG	4.750%	10/16/12	4,975	5,326
Oesterreichische Kontrollbank AG	5.000%	4/25/17	13,075	13,984
Ontario Electricity Financial Corp.	7.450%	3/31/13	3,650	4,211
Pemex Project Funding Master Trust	9.125%	10/13/10	295	314
Pemex Project Funding Master Trust	5.750%	3/1/18	25,500	25,285
Pemex Project Funding Master Trust	6.625%	6/15/35	11,149	10,613
Pemex Project Funding Master Trust	6.625%	6/15/38	5,625	5,331
Peruvian Government International Bond	9.125%	2/21/12	800	928
Peruvian Government International Bond	9.875%	2/6/15	5,575	7,011
Peruvian Government International Bond	8.375%	5/3/16	275	331
Peruvian Government International Bond	7.350%	7/21/25	8,275	9,516
3 Peruvian Government International Bond	6.550%	3/14/37	10,150	10,810
Petrobras International Finance Co.	6.125%	10/6/16	12,750	13,638
Petrobras International Finance Co.	5.875%	3/1/18	5,075	5,226
Petrobras International Finance Co.	8.375%	12/10/18	3,150	3,725
Petrobras International Finance Co.	7.875%	3/15/19	12,458	14,327
4 Petroleos Mexicanos	4.875%	3/15/15	3,750	3,727
Petroleos Mexicanos	8.000%	5/3/19	5,075	5,796
4 Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,003

Poland Government International Bond	6.250%	7/3/12	6,650	7,256
Poland Government International Bond	5.250%	1/15/14	1,270	1,353
Poland Government International Bond	5.000%	10/19/15	2,875	3,016
Poland Government International Bond	6.375%	7/15/19	18,975	21,227
Province of Manitoba Canada	4.900%	12/6/16	2,750	2,937
Province of Nova Scotia Canada	5.750%	2/27/12	1,550	1,634
Province of Ontario Canada	2.750%	2/22/11	8,425	8,611
Province of Ontario Canada	3.375%	5/20/11	725	751
Province of Ontario Canada	5.000%	10/18/11	15,500	16,623
Province of Ontario Canada	4.100%	6/16/14	21,620	22,887
Province of Ontario Canada	4.750%	1/19/16	1,675	1,792
Province of Ontario Canada	5.450%	4/27/16	29,275	32,596
Province of Ontario Canada	4.000%	10/7/19	17,225	17,173
Province of Quebec Canada	6.125%	1/22/11	6,335	6,733
Province of Quebec Canada	4.875%	5/5/14	3,825	4,098
Province of Quebec Canada	4.600%	5/26/15	7,475	7,952
Province of Quebec Canada	5.125%	11/14/16	16,975	18,586
Province of Quebec Canada	4.625%	5/14/18	5,875	6,072
Province of Quebec Canada	7.125%	2/9/24	905	1,106
Province of Quebec Canada	7.500%	9/15/29	7,001	9,251
Province of Saskatchewan Canada	7.375%	7/15/13	1,275	1,476
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	373
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	384
Region of Lombardy Italy	5.804%	10/25/32	6,070	6,153
Republic of Korea	4.250%	6/1/13	18,625	19,074
Republic of Korea	5.750%	4/16/14	2,200	2,378
Republic of Korea	4.875%	9/22/14	425	445
Republic of Korea	7.125%	4/16/19	7,500	8,754
Republic of Korea	5.625%	11/3/25	1,325	1,336
Republic of Peru	7.125%	3/30/19	14,100	16,109
South Africa Government International Bond	7.375%	4/25/12	7,350	8,067
South Africa Government International Bond	6.500%	6/2/14	2,425	2,661
South Africa Government International Bond	6.875%	5/27/19	14,300	15,998
South Africa Government International Bond	5.875%	5/30/22	4,125	4,233
Svensk Exportkredit AB	4.000%	6/15/10	2,150	2,201
Svensk Exportkredit AB	3.250%	9/16/14	7,000	7,051
Svensk Exportkredit AB	5.125%	3/1/17	1,175	1,259
United Mexican States	5.875%	2/17/14	4,175	4,446
United Mexican States	5.950%	3/19/19	21,550	22,574
United Mexican States	6.050%	1/11/40	6,025	5,950
Total Sovereign Bonds (Cost $2,011,502)				2,087,254
Taxable Municipal Bonds (0.3%)
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	7,100	7,354
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	2,100	2,181
California GO	5.250%	4/1/14	3,200	3,353
California GO	7.500%	4/1/34	22,500	25,091
California GO	5.650%	4/1/39	3,550	3,773
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	1,400	1,459
Chicago IL Board of Educ. GO	6.138%	12/1/39	600	667
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	7,800	8,709
Chicago Metropolitan Water Reclamation
District of Greater Chicago IL	5.720%	12/1/38	2,850	3,130
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	1,400	1,436
Connecticut GO	5.850%	3/15/32	4,550	4,835

Dallas County Hosp. Dist. GO	5.621%	8/15/44	2,000	2,131
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,050	1,180
Dartmouth College	4.750%	6/1/19	650	682
Howard Hughes Medical Institute	3.450%	9/1/14	3,825	3,937
Illinois (Taxable Pension) GO	4.950%	6/1/23	11,925	11,807
Illinois GO	5.100%	6/1/33	39,524	37,028
Johns Hopkins University	5.250%	7/1/19	7,525	8,072
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	4,350	4,433
Metro. Washington DC Airports Auth. Rev.	7.462%	10/1/46	1,300	1,441
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	1,550	1,606
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	9,250	10,529
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	190	200
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	2,735	2,780
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	11,225	13,887
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	2,100	2,610
North Texas Tollway Auth. Rev.	6.718%	1/1/49	3,350	3,853
Oregon (Taxable Pension) GO	5.762%	6/1/23	1,850	1,964
Oregon (Taxable Pension) GO	5.892%	6/1/27	2,525	2,707
Oregon GO	4.759%	6/30/28	1,950	1,700
Oregon School Board Assn.	5.528%	6/30/28	1,150	1,172
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	2,375	2,622
Princeton University	5.700%	3/1/39	3,500	3,848
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	4,075	4,564
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	3,905	3,068
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	1,550	1,604
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	1,425	1,572
Utah GO	4.554%	7/1/24	2,275	2,353
Wisconsin GO	5.700%	5/1/26	2,675	2,734
Wisconsin Public Service Rev.	4.800%	5/1/13	2,400	2,610
Total Taxable Municipal Bonds (Cost $192,842)				200,682

			Shares
Temporary Cash Investment (5.3%)
Money Market Fund (5.3%)
[7,8] Vanguard Market Liquidity Fund (Cost $3,369,071)	0.267%		3,369,070,768	3,369,071
Total Investments (104.6%) (Cost $64,391,580)				66,513,915
Other Assets and Liabilities-Net (-4.6%)[7]				(2,947,220)
Net Assets (100%)				63,566,695

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,992,000.

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $304,699,000, representing 0.5% of net assets.

5 Adjustable-rate security.

6 Non-income producing--security in default.

7 Includes $3,071,000 of collateral received for securities on loan.

8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	46,232,685	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,573,153	—
Corporate Bonds	—	12,050,979	91
Sovereign Bonds	—	2,087,254	—
Taxable Municipal Bonds	—	200,682	—
Temporary Cash Investments	3,369,071	—	—
Total	3,369,071	63,144,753	91

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

Investments in
Corporate Bonds
($000)
Amount Valued Based on Level 3 Inputs
Balance as of December 31,2008	—
Transfers in and/or out of Level 3	91
Balance as of September 30, 2009	91

Total Bond Market Index Fund

At September 30, 2009, the cost of investment securities for tax purposes was $64,391,580,000. Net unrealized appreciation of investment securities for tax purposes was $2,122,335,000, consisting of unrealized gains of $2,389,298,000 on securities that had risen in value since their purchase and $266,963,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market II Index Fund

Schedule of Investments
As of September 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (73.2%)
U.S. Government Securities (27.5%)
United States Treasury Inflation Indexed
Bonds	3.500%	1/15/11	23,750	30,599
United States Treasury Note/Bond	2.000%	2/28/10	375	378
United States Treasury Note/Bond	4.000%	4/15/10	30,350	30,962
United States Treasury Note/Bond	3.875%	7/15/10	300	308
United States Treasury Note/Bond	2.750%	7/31/10	3,250	3,314
United States Treasury Note/Bond	4.125%	8/15/10	5,225	5,395
United States Treasury Note/Bond	5.750%	8/15/10	2,600	2,721
United States Treasury Note/Bond	2.375%	8/31/10	14,475	14,733
United States Treasury Note/Bond	2.000%	9/30/10	5,850	5,939
United States Treasury Note/Bond	1.500%	10/31/10	224,850	227,310
United States Treasury Note/Bond	1.250%	11/30/10	95,675	96,483
United States Treasury Note/Bond	4.375%	12/15/10	183,450	191,991
United States Treasury Note/Bond	0.875%	12/31/10	189,125	189,893
United States Treasury Note/Bond	0.875%	1/31/11	77,775	78,103
United States Treasury Note/Bond	5.000%	2/15/11	1,725	1,829
United States Treasury Note/Bond	0.875%	2/28/11	197,845	198,587
United States Treasury Note/Bond	4.500%	2/28/11	10,325	10,888
United States Treasury Note/Bond	0.875%	3/31/11	44,625	44,779
United States Treasury Note/Bond	0.875%	4/30/11	8,125	8,148
United States Treasury Note/Bond	4.875%	4/30/11	675	719
United States Treasury Note/Bond	0.875%	5/31/11	350	351
United States Treasury Note/Bond	1.125%	6/30/11	42,300	42,545
United States Treasury Note/Bond	5.125%	6/30/11	272,075	292,524
United States Treasury Note/Bond	1.000%	7/31/11	8,150	8,174
United States Treasury Note/Bond	4.875%	7/31/11	1,600	1,717
United States Treasury Note/Bond	1.000%	8/31/11	20,280	20,315
United States Treasury Note/Bond	4.625%	8/31/11	138,075	147,848
United States Treasury Note/Bond	4.500%	9/30/11	191,825	205,283
United States Treasury Note/Bond	4.625%	10/31/11	50,000	53,735
United States Treasury Note/Bond	1.750%	11/15/11	13,400	13,603
United States Treasury Note/Bond	4.500%	11/30/11	4,525	4,859
United States Treasury Note/Bond	1.125%	12/15/11	550	551
United States Treasury Note/Bond	4.625%	12/31/11	2,300	2,480
United States Treasury Note/Bond	1.125%	1/15/12	3,875	3,875
United States Treasury Note/Bond	4.750%	1/31/12	5,825	6,312
United States Treasury Note/Bond	1.375%	2/15/12	68,650	69,026
United States Treasury Note/Bond	4.625%	2/29/12	4,375	4,738
United States Treasury Note/Bond	1.375%	3/15/12	103,125	103,657
United States Treasury Note/Bond	4.500%	3/31/12	213,125	230,476
United States Treasury Note/Bond	1.375%	4/15/12	3,075	3,089
United States Treasury Note/Bond	4.500%	4/30/12	81,725	88,556
United States Treasury Note/Bond	1.375%	5/15/12	18,125	18,187
United States Treasury Note/Bond	4.750%	5/31/12	29,575	32,278
United States Treasury Note/Bond	1.875%	6/15/12	22,575	22,931
United States Treasury Note/Bond	4.875%	6/30/12	55,425	60,803
United States Treasury Note/Bond	1.500%	7/15/12	13,125	13,193
United States Treasury Note/Bond	4.625%	7/31/12	9,900	10,811
United States Treasury Note/Bond	4.125%	8/31/12	500	539

United States Treasury Note/Bond	1.375%	9/15/12	18,196	18,165
United States Treasury Note/Bond	4.250%	9/30/12	1,400	1,517
United States Treasury Note/Bond	3.875%	10/31/12	107,819	115,753
United States Treasury Note/Bond	4.000%	11/15/12	4,025	4,340
United States Treasury Note/Bond	3.375%	11/30/12	9,025	9,559
United States Treasury Note/Bond	2.750%	2/28/13	1,900	1,973
United States Treasury Note/Bond	3.625%	5/15/13	94,950	101,315
United States Treasury Note/Bond	3.500%	5/31/13	136,250	144,851
United States Treasury Note/Bond	3.375%	6/30/13	3,200	3,388
United States Treasury Note/Bond	3.375%	7/31/13	4,225	4,475
United States Treasury Note/Bond	4.250%	8/15/13	115,500	125,968
United States Treasury Note/Bond	3.125%	8/31/13	44,350	46,485
United States Treasury Note/Bond	3.125%	9/30/13	113,450	118,892
United States Treasury Note/Bond	2.750%	10/31/13	77,600	80,098
United States Treasury Note/Bond	4.250%	11/15/13	171,300	187,092
United States Treasury Note/Bond	2.000%	11/30/13	43,850	43,918
United States Treasury Note/Bond	1.500%	12/31/13	675	661
United States Treasury Note/Bond	1.750%	1/31/14	325	321
United States Treasury Note/Bond	1.875%	2/28/14	91,225	90,441
United States Treasury Note/Bond	1.750%	3/31/14	12,325	12,131
United States Treasury Note/Bond	4.750%	5/15/14	117,125	130,576
United States Treasury Note/Bond	2.250%	5/31/14	87,325	87,598
United States Treasury Note/Bond	2.625%	6/30/14	68,350	69,578
United States Treasury Note/Bond	2.375%	8/31/14	2,375	2,384
United States Treasury Note/Bond	2.375%	9/30/14	40,700	40,808
United States Treasury Note/Bond	4.000%	2/15/15	77,675	83,707
United States Treasury Note/Bond	11.250%	2/15/15	15,075	21,713
United States Treasury Note/Bond	4.125%	5/15/15	65,375	70,789
United States Treasury Note/Bond	4.250%	8/15/15	10,400	11,328
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,546
United States Treasury Note/Bond	4.500%	11/15/15	425	469
United States Treasury Note/Bond	9.875%	11/15/15	79,875	112,187
United States Treasury Note/Bond	4.500%	2/15/16	1,000	1,103
United States Treasury Note/Bond	9.250%	2/15/16	2,000	2,756
United States Treasury Note/Bond	2.625%	2/29/16	123,200	121,910
United States Treasury Note/Bond	2.375%	3/31/16	26,225	25,528
United States Treasury Note/Bond	2.625%	4/30/16	55,300	54,592
United States Treasury Note/Bond	5.125%	5/15/16	118,625	135,325
United States Treasury Note/Bond	7.250%	5/15/16	3,075	3,893
United States Treasury Note/Bond	3.250%	5/31/16	34,100	34,942
United States Treasury Note/Bond	3.250%	6/30/16	55,425	56,776
United States Treasury Note/Bond	4.875%	8/15/16	21,175	23,828
United States Treasury Note/Bond	4.625%	11/15/16	850	942
United States Treasury Note/Bond	7.500%	11/15/16	26,350	33,979
United States Treasury Note/Bond	4.625%	2/15/17	125	138
United States Treasury Note/Bond	4.500%	5/15/17	1,250	1,373
United States Treasury Note/Bond	8.750%	5/15/17	99,925	138,474
United States Treasury Note/Bond	4.750%	8/15/17	10,725	11,955
United States Treasury Note/Bond	8.875%	8/15/17	41,325	57,900
United States Treasury Note/Bond	4.250%	11/15/17	4,275	4,608
United States Treasury Note/Bond	3.500%	2/15/18	162,325	165,851
United States Treasury Note/Bond	3.875%	5/15/18	287,450	301,417
United States Treasury Note/Bond	9.125%	5/15/18	1,625	2,351
United States Treasury Note/Bond	4.000%	8/15/18	20,325	21,459
United States Treasury Note/Bond	8.875%	2/15/19	53,775	77,764
United States Treasury Note/Bond	3.625%	8/15/19	67,175	68,959
United States Treasury Note/Bond	8.125%	8/15/19	17,450	24,321
United States Treasury Note/Bond	8.500%	2/15/20	425	610

United States Treasury Note/Bond	8.750%	8/15/20	81,655	119,714
United States Treasury Note/Bond	7.875%	2/15/21	70,550	98,384
United States Treasury Note/Bond	8.125%	5/15/21	3,350	4,759
United States Treasury Note/Bond	8.125%	8/15/21	49,450	70,436
United States Treasury Note/Bond	8.000%	11/15/21	18,625	26,372
United States Treasury Note/Bond	7.250%	8/15/22	4,450	6,005
United States Treasury Note/Bond	7.625%	11/15/22	16,900	23,520
United States Treasury Note/Bond	7.125%	2/15/23	25,675	34,437
United States Treasury Note/Bond	6.250%	8/15/23	166,500	208,776
United States Treasury Note/Bond	6.875%	8/15/25	125	168
United States Treasury Note/Bond	6.000%	2/15/26	1,175	1,459
United States Treasury Note/Bond	6.750%	8/15/26	2,375	3,178
United States Treasury Note/Bond	6.500%	11/15/26	11,650	15,254
United States Treasury Note/Bond	6.625%	2/15/27	21,050	27,927
United States Treasury Note/Bond	6.375%	8/15/27	9,600	12,485
United States Treasury Note/Bond	6.125%	11/15/27	6,050	7,688
United States Treasury Note/Bond	5.500%	8/15/28	8,150	9,728
United States Treasury Note/Bond	5.250%	11/15/28	650	755
United States Treasury Note/Bond	5.250%	2/15/29	25,175	29,239
United States Treasury Note/Bond	6.125%	8/15/29	37,250	47,860
United States Treasury Note/Bond	6.250%	5/15/30	25,450	33,320
United States Treasury Note/Bond	5.375%	2/15/31	31,975	38,015
United States Treasury Note/Bond	4.500%	2/15/36	4,700	5,050
United States Treasury Note/Bond	4.750%	2/15/37	199,100	222,214
United States Treasury Note/Bond	5.000%	5/15/37	44,600	51,701
United States Treasury Note/Bond	4.375%	2/15/38	47,725	50,290
United States Treasury Note/Bond	4.250%	5/15/39	34,300	35,495
				6,907,544
Agency Bonds and Notes (7.9%)
1 American Express Bank FSB	3.150%	12/9/11	5,625	5,848
1 Bank of America Corp.	2.100%	4/30/12	17,050	17,283
1 Bank of America Corp.	3.125%	6/15/12	8,950	9,319
1 Bank of America Corp.	2.375%	6/22/12	1,725	1,762
1 Bank of America NA	1.700%	12/23/10	4,225	4,281
1 Bank of the West/San Francisco CA	2.150%	3/27/12	3,500	3,552
1 Citibank NA	1.625%	3/30/11	2,125	2,149
1 Citibank NA	1.500%	7/12/11	2,500	2,520
1 Citibank NA	1.375%	8/10/11	3,500	3,516
1 Citibank NA	1.250%	9/22/11	2,025	2,027
1 Citibank NA	1.875%	5/7/12	6,375	6,419
1 Citigroup Funding Inc.	1.375%	5/5/11	9,875	9,942
1 Citigroup Funding Inc.	2.000%	3/30/12	2,125	2,150
1 Citigroup Funding Inc.	2.125%	7/12/12	3,800	3,849
1 Citigroup Funding Inc.	1.875%	10/22/12	3,038	3,046
1 Citigroup Funding Inc.	2.250%	12/10/12	1,750	1,772
1 Citigroup Inc.	2.875%	12/9/11	6,300	6,512
1 Citigroup Inc.	2.125%	4/30/12	14,975	15,189
Egypt Government AID Bonds	4.450%	9/15/15	3,725	3,916
2 Federal Farm Credit Bank	3.750%	12/6/10	3,575	3,716
2 Federal Farm Credit Bank	4.875%	2/18/11	6,550	6,921
2 Federal Farm Credit Bank	2.625%	4/21/11	4,350	4,472
2 Federal Farm Credit Bank	5.375%	7/18/11	7,650	8,240
2 Federal Farm Credit Bank	3.875%	8/25/11	4,300	4,524
2 Federal Farm Credit Bank	2.000%	1/17/12	6,000	6,092
2 Federal Farm Credit Bank	2.250%	4/24/12	2,075	2,113
2 Federal Farm Credit Bank	2.125%	6/18/12	15,225	15,435
2 Federal Farm Credit Bank	4.500%	10/17/12	4,725	5,099

2	Federal Farm Credit Bank	3.875%	10/7/13	3,250	3,446
2	Federal Farm Credit Bank	2.625%	4/17/14	3,675	3,684
2	Federal Farm Credit Bank	3.000%	9/22/14	4,150	4,202
2	Federal Farm Credit Bank	4.875%	12/16/15	425	463
2	Federal Farm Credit Bank	5.125%	8/25/16	3,475	3,824
2	Federal Farm Credit Bank	4.875%	1/17/17	2,750	2,981
2	Federal Farm Credit Bank	5.150%	11/15/19	4,325	4,748
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	825	819
2	Federal Home Loan Banks	3.375%	10/20/10	11,375	11,718
2	Federal Home Loan Banks	4.750%	12/10/10	1,600	1,678
2	Federal Home Loan Banks	3.625%	12/17/10	3,875	4,019
2	Federal Home Loan Banks	2.625%	3/11/11	5,625	5,769
2	Federal Home Loan Banks	1.625%	3/16/11	5,475	5,545
2	Federal Home Loan Banks	1.375%	5/16/11	4,975	5,019
2	Federal Home Loan Banks	3.125%	6/10/11	3,625	3,755
2	Federal Home Loan Banks	3.625%	7/1/11	5,050	5,287
2	Federal Home Loan Banks	1.625%	7/27/11	23,375	23,655
2	Federal Home Loan Banks	5.375%	8/19/11	30,500	32,995
2	Federal Home Loan Banks	3.750%	9/9/11	1,675	1,759
2	Federal Home Loan Banks	3.625%	9/16/11	46,725	49,060
2	Federal Home Loan Banks	4.875%	11/18/11	5,600	6,039
2	Federal Home Loan Banks	1.875%	6/20/12	5,425	5,478
2	Federal Home Loan Banks	1.750%	8/22/12	29,200	29,319
2	Federal Home Loan Banks	1.625%	9/26/12	5,300	5,292
[2,3] Federal Home Loan Banks		2.000%	10/5/12	11,430	11,441
2	Federal Home Loan Banks	3.375%	2/27/13	3,175	3,334
2	Federal Home Loan Banks	3.875%	6/14/13	6,650	7,092
2	Federal Home Loan Banks	5.375%	6/14/13	3,850	4,293
2	Federal Home Loan Banks	5.125%	8/14/13	3,400	3,772
2	Federal Home Loan Banks	4.000%	9/6/13	5,075	5,412
2	Federal Home Loan Banks	5.250%	9/13/13	4,450	4,937
2	Federal Home Loan Banks	4.500%	9/16/13	10,675	11,586
2	Federal Home Loan Banks	3.625%	10/18/13	7,950	8,387
2	Federal Home Loan Banks	4.875%	11/27/13	6,475	7,100
2	Federal Home Loan Banks	5.500%	8/13/14	22,075	24,996
2	Federal Home Loan Banks	5.375%	5/18/16	17,850	20,078
2	Federal Home Loan Banks	5.125%	10/19/16	9,725	10,752
2	Federal Home Loan Banks	4.750%	12/16/16	14,525	15,860
2	Federal Home Loan Banks	4.875%	5/17/17	6,775	7,429
2	Federal Home Loan Banks	5.000%	11/17/17	20,675	22,657
2	Federal Home Loan Banks	5.250%	12/11/20	5,000	5,504
2	Federal Home Loan Banks	5.625%	6/11/21	425	479
2	Federal Home Loan Banks	5.375%	8/15/24	400	437
2	Federal Home Loan Banks	5.500%	7/15/36	4,100	4,507
2	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	2,050	2,146
2	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	4,050	4,162
2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	17,950	18,913
2	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	5,425	5,621
2	Federal Home Loan Mortgage Corp.	5.625%	3/15/11	10,875	11,648
2	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	13,075	13,945
2	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	8,075	8,179
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	13,725	14,926
2	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	2,625	2,762
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	32,400	34,876
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	25,225	27,772
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	9,775	9,954
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	30,775	30,950
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	35,675	39,579

2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	8,500	8,613
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,400	11,307
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	5,275	5,660
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/13	9,200	9,988
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	13,325	14,154
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	5,963
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	6,300	6,762
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	30,900	34,116
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	16,375	16,404
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	25,675	28,519
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	13,675	13,934
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	1,791
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	3,500	3,802
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	700	776
2 Federal Home Loan Mortgage Corp.	4.750%	1/19/16	6,575	7,177
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,566
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	881
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,700	23,064
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	27,175	30,054
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,530
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	13,152
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	7,025	7,668
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	26,750	26,798
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	4,649
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,000	17,030
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,700	8,366
2 Federal National Mortgage Assn.	2.875%	10/12/10	5,000	5,120
2 Federal National Mortgage Assn.	6.625%	11/15/10	7,750	8,273
2 Federal National Mortgage Assn.	4.750%	12/15/10	20,425	21,444
2 Federal National Mortgage Assn.	6.250%	2/1/11	3,850	4,079
2 Federal National Mortgage Assn.	1.750%	3/23/11	9,475	9,617
2 Federal National Mortgage Assn.	2.750%	4/11/11	12,350	12,717
2 Federal National Mortgage Assn.	5.125%	4/15/11	9,975	10,637
2 Federal National Mortgage Assn.	1.375%	4/28/11	83,800	84,552
2 Federal National Mortgage Assn.	6.000%	5/15/11	12,500	13,535
2 Federal National Mortgage Assn.	3.375%	5/19/11	10,875	11,323
2 Federal National Mortgage Assn.	5.000%	10/15/11	20,000	21,572
2 Federal National Mortgage Assn.	2.000%	1/9/12	11,400	11,591
2 Federal National Mortgage Assn.	5.000%	2/16/12	10,875	11,807
2 Federal National Mortgage Assn.	6.125%	3/15/12	19,075	21,267
2 Federal National Mortgage Assn.	1.875%	4/20/12	32,275	32,630
2 Federal National Mortgage Assn.	4.875%	5/18/12	10,225	11,116
2 Federal National Mortgage Assn.	5.250%	8/1/12	2,425	2,592
2 Federal National Mortgage Assn.	1.750%	8/10/12	39,075	39,266
2 Federal National Mortgage Assn.	4.375%	9/15/12	11,975	12,907
2 Federal National Mortgage Assn.	3.625%	2/12/13	5,350	5,657
2 Federal National Mortgage Assn.	4.750%	2/21/13	2,525	2,755
2 Federal National Mortgage Assn.	4.375%	3/15/13	4,200	4,551
2 Federal National Mortgage Assn.	4.625%	5/1/13	8,650	9,114
2 Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,453
2 Federal National Mortgage Assn.	4.625%	10/15/13	19,225	21,018
2 Federal National Mortgage Assn.	2.875%	12/11/13	48,350	49,516
2 Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,248
2 Federal National Mortgage Assn.	2.750%	2/5/14	6,550	6,650
2 Federal National Mortgage Assn.	2.750%	3/13/14	7,475	7,582
2 Federal National Mortgage Assn.	4.125%	4/15/14	8,225	8,825
2 Federal National Mortgage Assn.	2.500%	5/15/14	28,825	28,877
2 Federal National Mortgage Assn.	3.000%	9/16/14	6,200	6,306

2 Federal National Mortgage Assn.	4.625%	10/15/14	10,875	11,904
2 Federal National Mortgage Assn.	5.000%	4/15/15	5,450	6,053
2 Federal National Mortgage Assn.	4.375%	10/15/15	4,325	4,647
2 Federal National Mortgage Assn.	5.375%	7/15/16	4,325	4,882
2 Federal National Mortgage Assn.	5.250%	9/15/16	25,775	28,901
2 Federal National Mortgage Assn.	4.875%	12/15/16	4,000	4,394
2 Federal National Mortgage Assn.	5.000%	2/13/17	28,600	31,647
2 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	12,447
2 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,162
2 Federal National Mortgage Assn.	0.000%	10/9/19	625	373
2 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	6,811
2 Federal National Mortgage Assn.	7.125%	1/15/30	7,925	10,680
2 Federal National Mortgage Assn.	7.250%	5/15/30	10,200	13,951
2 Federal National Mortgage Assn.	6.625%	11/15/30	3,800	4,902
2 Federal National Mortgage Assn.	5.625%	7/15/37	1,725	1,946
2 Financing Corp.	9.800%	4/6/18	850	1,226
2 Financing Corp.	10.350%	8/3/18	100	149
2 Financing Corp.	9.650%	11/2/18	2,375	3,447
2 Financing Corp.	9.700%	4/5/19	425	620
1 General Electric Capital Corp.	1.625%	1/7/11	8,300	8,365
1 General Electric Capital Corp.	1.800%	3/11/11	300	304
1 General Electric Capital Corp.	3.000%	12/9/11	5,800	6,011
1 General Electric Capital Corp.	2.250%	3/12/12	15,125	15,390
1 General Electric Capital Corp.	2.200%	6/8/12	11,275	11,465
1 General Electric Capital Corp.	2.125%	12/21/12	5,975	6,036
1 General Electric Capital Corp.	2.625%	12/28/12	4,450	4,560
1 GMAC Inc.	2.200%	12/19/12	5,725	5,795
1 Goldman Sachs Group Inc.	1.700%	3/15/11	1,950	1,975
1 Goldman Sachs Group Inc.	1.625%	7/15/11	3,675	3,710
1 Goldman Sachs Group Inc.	3.250%	6/15/12	7,925	8,282
Israel Government AID Bond	5.500%	9/18/23	1,425	1,569
Israel Government AID Bond	5.500%	12/4/23	1,050	1,157
Israel Government AID Bond	5.500%	4/26/24	4,450	4,908
1 JPMorgan Chase & Co.	1.650%	2/23/11	7,025	7,108
1 JPMorgan Chase & Co.	3.125%	12/1/11	9,175	9,548
1 JPMorgan Chase & Co.	2.200%	6/15/12	6,200	6,305
1 JPMorgan Chase & Co.	2.125%	12/26/12	9,000	9,115
1 Morgan Stanley	2.900%	12/1/10	3,825	3,915
1 Morgan Stanley	3.250%	12/1/11	10,050	10,463
1 Morgan Stanley	1.950%	6/20/12	8,900	8,960
1 PNC Funding Corp.	2.300%	6/22/12	5,850	5,965
Private Export Funding Corp.	3.050%	10/15/14	4,000	4,024
Private Export Funding Corp.	4.375%	3/15/19	2,100	2,169
1 Regions Bank/Birmingham AL	2.750%	12/10/10	100	103
1 Regions Bank/Birmingham AL	3.250%	12/9/11	27,150	28,248
Resolution Funding Corp.	8.125%	10/15/19	100	135
Resolution Funding Corp.	8.875%	7/15/20	100	142
1 State Street Corp.	2.150%	4/30/12	200	203
2 Tennessee Valley Authority	5.625%	1/18/11	2,350	2,501
2 Tennessee Valley Authority	5.500%	7/18/17	6,400	7,176
2 Tennessee Valley Authority	4.500%	4/1/18	2,050	2,122
2 Tennessee Valley Authority	6.750%	11/1/25	550	686
2 Tennessee Valley Authority	7.125%	5/1/30	8,975	11,497
2 Tennessee Valley Authority	4.650%	6/15/35	1,425	1,356
2 Tennessee Valley Authority	5.500%	6/15/38	850	911
2 Tennessee Valley Authority	5.250%	9/15/39	1,950	2,046
2 Tennessee Valley Authority	4.875%	1/15/48	2,075	2,022
2 Tennessee Valley Authority	5.375%	4/1/56	2,475	2,649

1	Wells Fargo & Co.	3.000%	12/9/11	9,625	9,984
1	Wells Fargo & Co.	2.125%	6/15/12	2,925	2,970
					1,974,017
Conventional Mortgage-Backed Securities (36.2%)
[2,3] Fannie Mae Pool		4.000%	9/1/10–10/1/39	343,063	344,401
[2,3] Fannie Mae Pool		4.500%	2/1/10–10/1/39	751,269	771,584
[2,3] Fannie Mae Pool		5.000%	12/1/09–10/1/39	977,333	1,017,777
[2,3] Fannie Mae Pool		5.500%	11/1/16–10/1/39	1,202,014	1,262,953
[2,3] Fannie Mae Pool		6.000%	2/1/14–10/1/39	830,948	880,502
[2,3] Fannie Mae Pool		6.500%	4/1/16–10/1/39	236,636	253,655
[2,3] Fannie Mae Pool		7.000%	11/1/18–12/1/38	95,077	103,598
[2,3] Fannie Mae Pool		7.500%	1/1/31–12/1/32	920	1,012
[2,3] Fannie Mae Pool		8.000%	12/1/29	89	98
[2,3] Freddie Mac Gold Pool		4.000%	1/1/10–8/1/39	192,883	193,775
[2,3] Freddie Mac Gold Pool		4.500%	11/1/09–10/1/39	507,131	519,147
[2,3] Freddie Mac Gold Pool		5.000%	4/1/11–10/1/39	723,381	752,609
[2,3] Freddie Mac Gold Pool		5.500%	12/1/13–10/1/39	803,134	843,526
[2,3] Freddie Mac Gold Pool		6.000%	4/1/13–10/1/39	513,752	544,194
[2,3] Freddie Mac Gold Pool		6.500%	6/1/13–10/1/39	162,170	173,406
[2,3] Freddie Mac Gold Pool		7.000%	6/1/15–12/1/37	15,699	17,064
[2,3] Freddie Mac Gold Pool		7.500%	6/1/27–2/1/32	381	417
[2,3] Freddie Mac Gold Pool		8.000%	1/1/27–11/1/31	479	525
[2,3] Freddie Mac Gold Pool		8.500%	6/1/25	89	98
3	Ginnie Mae I Pool	4.000%	8/15/18–8/15/39	25,845	25,602
3	Ginnie Mae I Pool	4.500%	6/15/18–10/1/39	242,850	246,752
3	Ginnie Mae I Pool	5.000%	12/15/17–10/1/39	229,356	237,784
3	Ginnie Mae I Pool	5.500%	4/15/17–10/1/39	269,783	283,784
3	Ginnie Mae I Pool	6.000%	4/15/17–10/1/39	164,813	174,464
3	Ginnie Mae I Pool	6.500%	7/15/24–1/15/39	64,303	68,604
3	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	3,023	3,286
3	Ginnie Mae I Pool	7.500%	12/15/23	90	98
3	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	182	198
3	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	255	274
3	Ginnie Mae II Pool	4.500%	10/1/39	21,655	21,946
3	Ginnie Mae II Pool	5.000%	12/20/32–10/1/39	59,496	61,602
3	Ginnie Mae II Pool	5.500%	11/20/34–10/1/39	114,343	120,133
3	Ginnie Mae II Pool	6.000%	3/20/31–1/20/39	118,568	125,439
3	Ginnie Mae II Pool	6.500%	4/20/35–12/20/37	36,772	39,133
3	Ginnie Mae II Pool	7.000%	8/20/34–8/20/36	362	392
					9,089,832
Nonconventional Mortgage-Backed Securities (1.6%)
[2,3] Fannie Mae Pool		3.953%	7/1/35	4,043	4,152
[2,3] Fannie Mae Pool		4.133%	5/1/34	2,029	2,094
[2,3] Fannie Mae Pool		4.395%	11/1/34	2,594	2,635
[2,3] Fannie Mae Pool		4.413%	8/1/35	6,471	6,688
[2,3] Fannie Mae Pool		4.414%	7/1/35	2,129	2,196
[2,3] Fannie Mae Pool		4.536%	1/1/35	2,643	2,685
[2,3] Fannie Mae Pool		4.546%	10/1/36	2,874	2,971
[2,3] Fannie Mae Pool		4.574%	11/1/34	6,435	6,695
[2,3] Fannie Mae Pool		4.585%	12/1/34	4,085	4,159
[2,3] Fannie Mae Pool		4.603%	10/1/34	3,286	3,351
[2,3] Fannie Mae Pool		4.603%	8/1/35	4,083	4,239
[2,3] Fannie Mae Pool		4.620%	9/1/34	1,769	1,841
[2,3] Fannie Mae Pool		4.634%	11/1/33	2,156	2,230
[2,3] Fannie Mae Pool		4.644%	4/1/37	5,295	5,484
[2,3] Fannie Mae Pool		4.660%	9/1/34	1,020	1,038
[2,3] Fannie Mae Pool		4.722%	8/1/35	2,338	2,445

[2,3] Fannie Mae Pool	4.772%	4/1/36	7,409	7,678
[2,3] Fannie Mae Pool	4.774%	5/1/35	2,223	2,313
[2,3] Fannie Mae Pool	4.776%	6/1/34	2,358	2,453
[2,3] Fannie Mae Pool	4.794%	12/1/35	4,619	4,820
[2,3] Fannie Mae Pool	4.822%	9/1/35	3,275	3,421
[2,3] Fannie Mae Pool	4.890%	7/1/35	4,028	4,158
[2,3] Fannie Mae Pool	4.947%	7/1/38	1,562	1,632
[2,3] Fannie Mae Pool	4.959%	11/1/34	912	952
[2,3] Fannie Mae Pool	4.960%	10/1/35	6,290	6,678
[2,3] Fannie Mae Pool	4.971%	7/1/35	1,806	1,879
[2,3] Fannie Mae Pool	4.979%	11/1/33	1,028	1,076
[2,3] Fannie Mae Pool	5.041%	11/1/35	6,626	6,886
[2,3] Fannie Mae Pool	5.047%	2/1/36	2,391	2,493
[2,3] Fannie Mae Pool	5.047%	8/1/37	8,397	8,776
[2,3] Fannie Mae Pool	5.061%	12/1/33	1,408	1,473
[2,3] Fannie Mae Pool	5.073%	12/1/35	3,694	3,863
[2,3] Fannie Mae Pool	5.112%	12/1/35	7,162	7,495
[2,3] Fannie Mae Pool	5.118%	1/1/36	3,028	3,161
[2,3] Fannie Mae Pool	5.151%	3/1/38	3,316	3,462
[2,3] Fannie Mae Pool	5.204%	8/1/38	335	350
[2,3] Fannie Mae Pool	5.222%	3/1/37	4,047	4,238
[2,3] Fannie Mae Pool	5.301%	7/1/38	457	479
[2,3] Fannie Mae Pool	5.329%	12/1/35	2,579	2,704
[2,3] Fannie Mae Pool	5.389%	2/1/36	3,025	3,156
[2,3] Fannie Mae Pool	5.431%	5/1/37	2,041	2,124
[2,3] Fannie Mae Pool	5.457%	2/1/36	4,741	4,959
[2,3] Fannie Mae Pool	5.493%	4/1/37	363	382
[2,3] Fannie Mae Pool	5.561%	1/1/37	3,950	4,160
[2,3] Fannie Mae Pool	5.599%	7/1/36	2,823	2,959
[2,3] Fannie Mae Pool	5.626%	5/1/36	1,175	1,237
[2,3] Fannie Mae Pool	5.626%	3/1/37	3,549	3,731
[2,3] Fannie Mae Pool	5.649%	6/1/37	2,057	2,162
[2,3] Fannie Mae Pool	5.668%	6/1/36	3,451	3,624
[2,3] Fannie Mae Pool	5.668%	2/1/37	3,555	3,741
[2,3] Fannie Mae Pool	5.677%	3/1/37	3,156	3,323
[2,3] Fannie Mae Pool	5.689%	2/1/37	5,845	6,163
[2,3] Fannie Mae Pool	5.696%	9/1/36	1,975	2,078
[2,3] Fannie Mae Pool	5.721%	3/1/37	10,612	11,168
[2,3] Fannie Mae Pool	5.759%	12/1/37	6,705	7,065
[2,3] Fannie Mae Pool	5.766%	4/1/36	3,892	4,088
[2,3] Fannie Mae Pool	5.773%	4/1/37	7,323	7,739
[2,3] Fannie Mae Pool	5.780%	1/1/36	2,125	2,251
[2,3] Fannie Mae Pool	5.804%	4/1/37	5,521	5,827
[2,3] Fannie Mae Pool	5.841%	9/1/36	3,293	3,470
[2,3] Fannie Mae Pool	5.913%	11/1/36	3,506	3,717
[2,3] Fannie Mae Pool	5.985%	10/1/37	5,000	5,297
[2,3] Fannie Mae Pool	6.019%	4/1/36	2,705	2,866
[2,3] Fannie Mae Pool	6.058%	8/1/37	4,052	4,263
[2,3] Fannie Mae Pool	6.149%	6/1/36	656	696
[2,3] Fannie Mae Pool	6.556%	9/1/37	5,689	6,044
[2,3] Freddie Mac Non Gold Pool	3.156%	9/1/34	1,968	2,002
[2,3] Freddie Mac Non Gold Pool	4.111%	4/1/35	146	150
[2,3] Freddie Mac Non Gold Pool	4.384%	12/1/34	3,863	3,923
[2,3] Freddie Mac Non Gold Pool	4.389%	1/1/35	230	236
[2,3] Freddie Mac Non Gold Pool	4.592%	4/1/35	2,931	3,022
[2,3] Freddie Mac Non Gold Pool	4.596%	11/1/34	3,334	3,470
[2,3] Freddie Mac Non Gold Pool	4.661%	7/1/35	2,738	2,847
[2,3] Freddie Mac Non Gold Pool	4.678%	12/1/35	3,546	3,694

[2,3] Freddie Mac Non Gold Pool		4.685%	12/1/34	2,049	2,126
[2,3] Freddie Mac Non Gold Pool		4.691%	3/1/36	4,246	4,379
[2,3] Freddie Mac Non Gold Pool		4.797%	7/1/35	6,437	6,657
[2,3] Freddie Mac Non Gold Pool		5.020%	5/1/35	3,557	3,717
[2,3] Freddie Mac Non Gold Pool		5.043%	7/1/38	2,876	3,009
[2,3] Freddie Mac Non Gold Pool		5.266%	3/1/37	2,889	3,000
[2,3] Freddie Mac Non Gold Pool		5.274%	6/1/37	2,760	2,858
[2,3] Freddie Mac Non Gold Pool		5.280%	3/1/36	4,594	4,805
[2,3] Freddie Mac Non Gold Pool		5.289%	3/1/38	3,835	4,009
[2,3] Freddie Mac Non Gold Pool		5.315%	12/1/36	2,299	2,348
[2,3] Freddie Mac Non Gold Pool		5.328%	12/1/35	3,314	3,474
[2,3] Freddie Mac Non Gold Pool		5.351%	1/1/37	2,245	2,352
[2,3] Freddie Mac Non Gold Pool		5.426%	3/1/37	2,621	2,752
[2,3] Freddie Mac Non Gold Pool		5.441%	4/1/37	5,618	5,900
[2,3] Freddie Mac Non Gold Pool		5.502%	2/1/36	3,017	3,173
[2,3] Freddie Mac Non Gold Pool		5.565%	7/1/36	2,570	2,702
[2,3] Freddie Mac Non Gold Pool		5.568%	5/1/36	5,582	5,855
[2,3] Freddie Mac Non Gold Pool		5.592%	4/1/37	4,355	4,574
[2,3] Freddie Mac Non Gold Pool		5.669%	12/1/36	4,663	4,915
[2,3] Freddie Mac Non Gold Pool		5.686%	3/1/37	259	273
[2,3] Freddie Mac Non Gold Pool		5.710%	9/1/36	8,190	8,663
[2,3] Freddie Mac Non Gold Pool		5.713%	11/1/36	1,969	2,067
[2,3] Freddie Mac Non Gold Pool		5.767%	5/1/36	4,085	4,296
[2,3] Freddie Mac Non Gold Pool		5.775%	4/1/37	9,706	10,192
[2,3] Freddie Mac Non Gold Pool		5.779%	3/1/37	1,806	1,907
[2,3] Freddie Mac Non Gold Pool		5.796%	3/1/37	602	634
[2,3] Freddie Mac Non Gold Pool		5.824%	6/1/37	6,420	6,768
[2,3] Freddie Mac Non Gold Pool		5.825%	10/1/37	6,202	6,540
[2,3] Freddie Mac Non Gold Pool		5.863%	6/1/37	3,842	4,057
[2,3] Freddie Mac Non Gold Pool		5.881%	12/1/36	2,858	3,027
[2,3] Freddie Mac Non Gold Pool		5.894%	5/1/37	7,149	7,555
[2,3] Freddie Mac Non Gold Pool		5.934%	1/1/37	1,624	1,721
[2,3] Freddie Mac Non Gold Pool		5.974%	10/1/37	1,571	1,661
[2,3] Freddie Mac Non Gold Pool		6.051%	3/1/37	249	262
[2,3] Freddie Mac Non Gold Pool		6.074%	8/1/37	5,409	5,712
[2,3] Freddie Mac Non Gold Pool		6.088%	12/1/36	3,554	3,768
[2,3] Freddie Mac Non Gold Pool		6.105%	3/1/37	163	171
[2,3] Freddie Mac Non Gold Pool		6.117%	8/1/37	1,868	1,982
[2,3] Freddie Mac Non Gold Pool		6.235%	6/1/37	3,297	3,484
[2,3] Freddie Mac Non Gold Pool		6.505%	2/1/37	4,088	4,354
3	Ginnie Mae II Pool	4.375%	6/20/29	82	83
					416,759
Total U.S. Government and Agency Obligations (Cost $18,200,741)					18,388,152
Asset-Backed/Commercial Mortgage-Backed Securities (3.8%)
4	BA Covered Bond Issuer	5.500%	6/14/12	4,950	5,224
[3,5] BA Credit Card Trust		0.463%	4/16/12	5,175	5,171
3	BA Credit Card Trust	4.720%	5/15/13	2,325	2,407
3	Banc of America Commercial Mortgage Inc.	5.787%	5/11/35	3,910	3,976
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	3,127	3,256
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	2,025	2,004
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	1,400	1,334
[3,5] Banc of America Commercial Mortgage Inc.		5.578%	6/10/39	7,817	7,860
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	14,600	13,956
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	1,325	1,109
3	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	4,000	3,959
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	6,800	6,432
[3,5] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	40	33

3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	6,425	6,248
[3,5] Banc of America Commercial Mortgage Inc.		5.120%	10/10/45	1,125	1,096
[3,5] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	120	108
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	6,725	6,300
3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	2,110	1,713
[3,5] Banc of America Commercial Mortgage Inc.		5.351%	9/10/47	260	214
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	4,955	4,442
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	775	619
[3,5] Banc of America Commercial Mortgage Inc.		6.354%	2/10/51	8,375	7,563
3	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	3,650	3,595
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	325	327
3	Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	6,600	6,360
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	1,500	1,147
3	Bear Stearns Commercial Mortgage
	Securities	4.830%	8/15/38	4,500	4,628
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	1,000	806
3	Bear Stearns Commercial Mortgage
	Securities	5.622%	3/11/39	12,725	12,232
3	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	8,650	8,600
3	Bear Stearns Commercial Mortgage
	Securities	4.740%	3/13/40	2,275	2,313
3	Bear Stearns Commercial Mortgage
	Securities	5.856%	6/11/40	10,125	10,276
3	Bear Stearns Commercial Mortgage
	Securities	5.405%	12/11/40	645	647
3	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	1,125	909
3	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	1,400	1,401
3	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	5,045	4,801
3	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	1,825	1,717
3	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	3,375	3,370
3	Bear Stearns Commercial Mortgage
	Securities	5.298%	10/12/42	725	713
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	475	360
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	3,450	3,470
3	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	17,325	15,398
3	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	4,340	3,833
[3,5] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	2,625	1,943
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	6,125	6,370
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	2,150	2,272
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	13,538
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	1,125	1,209
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	6,225	5,877

3	Chase Commercial Mortgage Securities Corp.	7.757%	4/15/32	306	307
3	Chase Issuance Trust	4.650%	12/17/12	9,275	9,566
3	Chase Issuance Trust	4.650%	3/15/15	11,375	12,142
3	Chase Issuance Trust	5.400%	7/15/15	3,325	3,635
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	290	229
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	1,225	1,301
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,575	8,239
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,268
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	1,200	1,332
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	1,010
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	375	327
[3,5] Citigroup Commercial Mortgage Trust		5.916%	3/15/49	5,112	4,919
[3,5] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	1,875	1,402
[3,5] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	3,225	2,865
[3,5] Citigroup Commercial Mortgage Trust		6.299%	12/10/49	1,335	935
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	10,175	10,034
[3,5] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	2,475	2,157
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	6,780	6,594
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	3,150	2,427
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	7,925	7,889
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	5,650	5,023
[3,4] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	3,165	3,287
3	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	1,900	1,878
3	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	8,075	7,724
3	Commercial Mortgage Pass Through
	Certificates	5.960%	6/10/46	6,400	6,179
3	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	1,075	1,081
[3,5] Commercial Mortgage Pass Through
	Certificates	6.010%	12/10/49	5,925	5,354
3	Countrywide Home Loan Mortgage Pass
	Through Trust	4.101%	5/25/33	1,208	991
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	8,550	7,292
3	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	350	287
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	15,575	14,830
[3,5] Credit Suisse Mortgage Capital Certificates		5.729%	2/15/39	2,800	2,152
[3,5] Credit Suisse Mortgage Capital Certificates		5.912%	6/15/39	11,150	8,719
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	402
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	11,775	9,396
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	840	589
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,250	1,715
3	CS First Boston Mortgage Securities Corp.	6.380%	12/18/35	932	926
[3,5] CS First Boston Mortgage Securities Corp.		4.750%	1/15/37	5,180	5,034
3	CS First Boston Mortgage Securities Corp.	4.877%	4/15/37	325	238
[3,5] CS First Boston Mortgage Securities Corp.		5.014%	2/15/38	3,800	3,861
3	CS First Boston Mortgage Securities Corp.	3.936%	5/15/38	3,975	3,916
3	CS First Boston Mortgage Securities Corp.	5.100%	8/15/38	11,325	11,497
[3,5] CS First Boston Mortgage Securities Corp.		5.100%	8/15/38	670	565
[3,5] CW Capital Cobalt Ltd.		6.015%	5/15/46	8,100	6,407

[3,5] CW Capital Cobalt Ltd.		5.484%	4/15/47	525	402
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	3,525	3,577
3	Discover Card Master Trust	5.100%	10/15/13	225	237
3	Discover Card Master Trust	5.650%	12/15/15	7,975	8,697
3	Discover Card Master Trust	5.650%	3/16/20	2,500	2,704
3	Fifth Third Auto Trust	4.070%	1/17/12	5,275	5,345
[3,5] First Union Commercial Mortgage Trust		6.754%	10/15/35	3,875	3,906
3	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	4,350	4,262
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	5,525	5,763
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	3,700	3,853
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	625	616
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	220	215
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	3,050	3,049
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	325	297
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	4,325	4,423
[3,5] GE Capital Commercial Mortgage Corp.		5.515%	3/10/44	10,975	10,168
[3,5] GE Capital Commercial Mortgage Corp.		5.513%	11/10/45	2,450	2,032
3	GMAC Commercial Mortgage Securities Inc.	7.455%	8/16/33	2,654	2,679
3	GMAC Commercial Mortgage Securities Inc.	6.465%	4/15/34	2,893	2,990
3	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	3,592	3,746
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	525	453
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	1,525	1,551
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	1,825	1,765
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	575	501
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	2,375	2,083
3	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	950	960
3	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	3,375	3,403
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	4,921
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	2,025	2,042
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	8,400	7,882
[3,5] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	1,390	1,175
[3,5] Greenwich Capital Commercial Funding Corp.		6.116%	7/10/38	1,175	889
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	225	159
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	7,650	7,219
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	4,975	5,038
[3,5] GS Mortgage Securities Corp. II		5.553%	4/10/38	3,025	2,740
[3,5] GS Mortgage Securities Corp. II		5.622%	4/10/38	1,725	1,322
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	10,375	9,844
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	4,325	4,313
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	3,625	3,721
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	653	655
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	2,675	2,833
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	4,256	4,366
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	2,875	2,739
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.985%	1/12/37	3,275	3,215
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.255%	7/12/37	425	439
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	7/12/37	2,750	2,830
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	4,750	4,773
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.948%	9/12/37	275	242

3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	4,275	3,607
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.558%	6/12/41	6,400	6,378
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	1,075	907
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.498%	1/12/43	40	33
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.160%	4/15/43	4,719	4,748
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	1,095	1,029
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.629%	12/12/44	1,100	851
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.386%	12/15/44	1,095	900
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	9,075	8,632
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	635	495
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	205	150
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	2,025	2,029
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.991%	6/15/49	3,850	3,883
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.006%	6/15/49	5,075	4,618
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	9,300	7,953
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	3,075	3,016
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	7,600	6,545
[3,5] LB Commercial Conduit Mortgage Trust		6.150%	7/15/44	3,495	2,127
3	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	466	456
3	LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	4,005	3,930
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,195	5,464
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	2,850	2,782
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	383	381
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	5,705	5,585
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	1,800	1,840
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	784
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	5,950	6,061
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	2,375	2,180
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	2,605	2,577
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	5,900	4,975
[3,5] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	8,600	8,233
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	210	160
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	1,200	968
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	6,000	5,022
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,117
[3,5] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	1,305	836
[3,5] LB-UBS Commercial Mortgage Trust		5.263%	11/15/40	245	216
[3,5] LB-UBS Commercial Mortgage Trust		6.318%	4/15/41	8,650	8,327
[3,5] LB-UBS Commercial Mortgage Trust		6.318%	4/15/41	1,970	1,262
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	8,490	7,290
[3,5] MBNA Credit Card Master Note Trust		0.323%	10/15/09	10,875	10,874

3	MBNA Master Credit Card Trust	7.800%	10/15/12	200	208
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	4,150	4,169
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	50	43
3	Merrill Lynch Mortgage Trust	5.839%	5/12/39	4,100	3,904
[3,5] Merrill Lynch Mortgage Trust		5.840%	5/12/39	625	446
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	1,604
[3,5] Merrill Lynch Mortgage Trust		5.291%	1/12/44	6,675	6,501
[3,5] Merrill Lynch Mortgage Trust		6.022%	6/12/50	14,600	11,478
[3,5] Merrill Lynch Mortgage Trust		6.022%	6/12/50	1,175	801
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,275	1,296
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	3,250	2,689
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.104%	6/12/46	14,450	13,860
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	225	154
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	6,975	5,439
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	3,810	3,789
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	9,770	7,761
3	Morgan Stanley Capital I	4.970%	4/14/40	1,625	1,496
[3,5] Morgan Stanley Capital I		5.110%	6/15/40	4,775	4,858
3	Morgan Stanley Capital I	5.030%	6/13/41	425	359
3	Morgan Stanley Capital I	5.270%	6/13/41	2,185	2,095
[3,5] Morgan Stanley Capital I		5.984%	8/12/41	310	241
3	Morgan Stanley Capital I	5.328%	11/12/41	950	979
3	Morgan Stanley Capital I	5.360%	11/12/41	2,626	1,954
3	Morgan Stanley Capital I	4.970%	12/15/41	3,050	2,916
3	Morgan Stanley Capital I	5.168%	1/14/42	1,500	1,569
[3,5] Morgan Stanley Capital I		5.803%	6/11/42	4,375	4,017
3	Morgan Stanley Capital I	4.989%	8/13/42	7,250	7,139
3	Morgan Stanley Capital I	5.230%	9/15/42	9,250	9,121
3	Morgan Stanley Capital I	5.941%	10/15/42	2,700	2,571
[3,5] Morgan Stanley Capital I		5.946%	10/15/42	75	61
[3,5] Morgan Stanley Capital I		5.378%	11/14/42	40	33
[3,5] Morgan Stanley Capital I		5.378%	11/14/42	5,750	5,847
3	Morgan Stanley Capital I	6.457%	1/11/43	6,525	6,362
3	Morgan Stanley Capital I	5.332%	12/15/43	1,500	1,295
[3,5] Morgan Stanley Capital I		5.558%	3/12/44	10,375	9,854
[3,5] Morgan Stanley Capital I		5.773%	7/12/44	1,325	1,008
[3,5] Morgan Stanley Capital I		5.877%	4/15/49	1,600	1,025
[3,5] Morgan Stanley Capital I		6.076%	6/11/49	1,525	1,054
[3,5] Morgan Stanley Capital I		5.544%	11/12/49	2,500	1,830
3	Morgan Stanley Capital I	5.809%	12/12/49	3,425	2,984
3	Morgan Stanley Capital I	5.090%	10/12/52	2,650	2,684
[3,5] Morgan Stanley Capital I		5.204%	10/12/52	1,725	1,321
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	1,283	1,269
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	1,376	1,393
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	4,325	4,232
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	1,370	1,453
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	6,125	5,985
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	3,625	3,722
3	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	225	231
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	2,275	2,430
3	Oncor Electric Delivery Transition Bond Co.	4.030%	2/15/12	73	74
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	1,459	1,485
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	2,839	2,973

3	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	195	197
3	PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,240
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	340	364
3	Residential Asset Securities Corp.	6.489%	10/25/30	84	60
3	Salomon Brothers Mortgage Securities VII Inc.	3.812%	9/25/33	2,777	2,473
3	USAA Auto Owner Trust	4.710%	2/18/14	4,550	4,818
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	382	371
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	200	184
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	200	172
[3,5] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	1,100	1,093
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	1,125	1,086
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	8,075	7,181
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	2,225	2,241
[3,5] Wachovia Bank Commercial Mortgage Trust		5.412%	7/15/41	7,975	7,690
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	10,025	9,245
[3,5] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	5,425	5,410
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	2,825	2,752
[3,5] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	4,750	4,548
[3,5] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	2,075	1,624
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	4,826
[3,5] Wachovia Bank Commercial Mortgage Trust		5.384%	10/15/44	6,475	6,450
[3,5] Wachovia Bank Commercial Mortgage Trust		5.439%	12/15/44	10,950	10,665
[3,5] Wachovia Bank Commercial Mortgage Trust		5.489%	12/15/44	60	49
[3,5] Wachovia Bank Commercial Mortgage Trust		6.158%	6/15/45	475	370
[3,5] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	2,700	2,476
[3,5] Wachovia Bank Commercial Mortgage Trust		5.818%	5/15/46	1,540	1,031
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,005
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	3,850	2,699
3	World Omni Auto Receivables Trust	3.940%	10/15/12	5,650	5,760
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $818,820)					946,454
Corporate Bonds (18.6%)
Finance (6.6%)
	Banking (4.3%)
	Abbey National PLC	7.950%	10/26/29	2,575	2,695
	ABN AMRO Bank NV	4.650%	6/4/18	100	83
	American Express Bank FSB	5.550%	10/17/12	1,300	1,373
	American Express Bank FSB	5.500%	4/16/13	3,275	3,438
	American Express Bank FSB	6.000%	9/13/17	1,500	1,557
	American Express Centurion Bank	5.200%	11/26/10	425	441
	American Express Centurion Bank	5.550%	10/17/12	1,025	1,089
	American Express Centurion Bank	5.950%	6/12/17	650	671
	American Express Centurion Bank	6.000%	9/13/17	1,450	1,509
	American Express Co.	4.875%	7/15/13	1,575	1,621
	American Express Co.	7.250%	5/20/14	1,250	1,408
	American Express Co.	5.500%	9/12/16	1,025	1,000
	American Express Co.	6.150%	8/28/17	2,025	2,114
	American Express Co.	7.000%	3/19/18	4,525	4,897
	American Express Co.	8.125%	5/20/19	1,625	1,913
	American Express Co.	8.150%	3/19/38	525	653
3	American Express Co.	6.800%	9/1/66	2,125	1,814
	American Express Credit Corp.	5.000%	12/2/10	1,925	1,991
	American Express Credit Corp.	5.875%	5/2/13	3,175	3,372
	American Express Credit Corp.	7.300%	8/20/13	4,450	4,957
	American Express Credit Corp.	5.125%	8/25/14	2,900	3,012
4	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	2,400	2,490
	Amsouth Bank/Birmingham AL	5.200%	4/1/15	1,825	1,582

Associates Corp. of North America	6.950%	11/1/18	100	101
Bank of America Corp.	4.250%	10/1/10	1,000	1,026
Bank of America Corp.	4.375%	12/1/10	1,425	1,466
Bank of America Corp.	5.375%	8/15/11	1,100	1,160
Bank of America Corp.	5.375%	9/11/12	2,175	2,295
Bank of America Corp.	4.875%	9/15/12	5,100	5,298
Bank of America Corp.	4.875%	1/15/13	2,825	2,918
Bank of America Corp.	4.900%	5/1/13	6,925	7,138
Bank of America Corp.	7.375%	5/15/14	9,650	10,772
Bank of America Corp.	5.375%	6/15/14	1,075	1,119
Bank of America Corp.	5.125%	11/15/14	6,350	6,497
Bank of America Corp.	4.750%	8/1/15	275	281
Bank of America Corp.	5.250%	12/1/15	1,225	1,222
Bank of America Corp.	6.500%	8/1/16	1,875	1,979
Bank of America Corp.	5.750%	8/15/16	3,250	3,203
Bank of America Corp.	5.625%	10/14/16	2,325	2,368
Bank of America Corp.	5.420%	3/15/17	5,375	5,110
Bank of America Corp.	6.000%	9/1/17	400	405
Bank of America Corp.	5.750%	12/1/17	1,575	1,569
Bank of America Corp.	5.650%	5/1/18	4,850	4,809
Bank of America Corp.	7.625%	6/1/19	4,025	4,541
Bank of America Corp.	6.800%	3/15/28	600	604
Bank of America Corp.	6.500%	9/15/37	875	898
Bank of America NA	5.300%	3/15/17	6,650	6,429
Bank of America NA	6.100%	6/15/17	1,975	1,996
Bank of America NA	6.000%	10/15/36	4,225	4,311
Bank of New York Mellon Corp.	4.950%	1/14/11	1,125	1,172
Bank of New York Mellon Corp.	6.375%	4/1/12	100	109
Bank of New York Mellon Corp.	4.950%	11/1/12	6,200	6,720
Bank of New York Mellon Corp.	4.500%	4/1/13	525	552
Bank of New York Mellon Corp.	5.125%	8/27/13	1,000	1,091
Bank of New York Mellon Corp.	4.300%	5/15/14	2,000	2,112
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,506
Bank of New York Mellon Corp.	5.450%	5/15/19	1,675	1,817
4 Bank of Scotland PLC	5.250%	2/21/17	4,300	4,059
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
NY	7.400%	6/15/11	450	491
Bank One Corp.	5.900%	11/15/11	1,150	1,230
Bank One Corp.	5.250%	1/30/13	1,450	1,529
Bank One Corp.	4.900%	4/30/15	975	1,002
Bank One Corp.	7.625%	10/15/26	425	506
Banque Paribas/New York	6.950%	7/22/13	325	359
Barclays Bank PLC	5.450%	9/12/12	1,450	1,555
Barclays Bank PLC	5.200%	7/10/14	5,800	6,112
Barclays Bank PLC	5.000%	9/22/16	2,450	2,467
Barclays Bank PLC	6.750%	5/22/19	2,175	2,411
BB&T Capital Trust II	6.750%	6/7/36	2,675	2,518
3 BB&T Capital Trust IV	6.820%	6/12/57	1,050	858
BB&T Corp.	6.500%	8/1/11	675	720
BB&T Corp.	3.850%	7/27/12	2,375	2,450
BB&T Corp.	4.750%	10/1/12	1,675	1,751
BB&T Corp.	3.375%	9/25/13	2,725	2,737
BB&T Corp.	5.700%	4/30/14	1,750	1,895
BB&T Corp.	5.200%	12/23/15	1,575	1,652
BB&T Corp.	4.900%	6/30/17	100	99
BB&T Corp.	6.850%	4/30/19	1,750	1,971
BB&T Corp.	5.250%	11/1/19	1,350	1,343
Bear Stearns Cos. LLC	4.500%	10/28/10	850	881

	Bear Stearns Cos. LLC	5.350%	2/1/12	6,600	7,036
	Bear Stearns Cos. LLC	6.950%	8/10/12	2,475	2,769
	Bear Stearns Cos. LLC	5.700%	11/15/14	4,825	5,214
	Bear Stearns Cos. LLC	5.300%	10/30/15	1,900	2,007
	Bear Stearns Cos. LLC	5.550%	1/22/17	1,850	1,882
	Bear Stearns Cos. LLC	6.400%	10/2/17	2,025	2,206
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,975	4,546
	Bear Stearns Cos. LLC	4.650%	7/2/18	425	421
	BNY Mellon NA	4.750%	12/15/14	850	904
	Branch Banking & Trust Co./Wilson NC	5.625%	9/15/16	1,875	1,893
	Capital One Bank USA NA	6.500%	6/13/13	1,150	1,195
	Capital One Bank USA NA	8.800%	7/15/19	7,200	8,339
	Capital One Capital III	7.686%	8/15/36	2,025	1,711
	Capital One Capital IV	6.745%	2/17/37	850	646
	Capital One Capital V	10.250%	8/15/39	625	695
	Capital One Financial Corp.	5.700%	9/15/11	1,075	1,126
	Capital One Financial Corp.	4.800%	2/21/12	525	529
	Capital One Financial Corp.	7.375%	5/23/14	225	252
	Capital One Financial Corp.	5.500%	6/1/15	2,800	2,821
	Capital One Financial Corp.	6.150%	9/1/16	1,875	1,840
	Capital One Financial Corp.	5.250%	2/21/17	1,075	1,039
	Capital One Financial Corp.	6.750%	9/15/17	1,575	1,666
	Charter One Bank NA	5.500%	4/26/11	3,425	3,550
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	4,025	3,984
	Citigroup Inc.	6.500%	1/18/11	3,400	3,551
	Citigroup Inc.	5.125%	2/14/11	1,800	1,850
	Citigroup Inc.	5.100%	9/29/11	5,450	5,631
	Citigroup Inc.	6.000%	2/21/12	1,525	1,601
	Citigroup Inc.	5.250%	2/27/12	3,875	4,013
	Citigroup Inc.	5.500%	8/27/12	1,050	1,098
	Citigroup Inc.	5.625%	8/27/12	2,900	2,977
	Citigroup Inc.	5.300%	10/17/12	12,725	13,157
	Citigroup Inc.	5.500%	4/11/13	8,325	8,526
	Citigroup Inc.	6.500%	8/19/13	6,450	6,784
	Citigroup Inc.	5.125%	5/5/14	825	822
	Citigroup Inc.	6.375%	8/12/14	6,125	6,353
	Citigroup Inc.	5.000%	9/15/14	10,150	9,683
	Citigroup Inc.	5.500%	10/15/14	2,300	2,301
	Citigroup Inc.	4.700%	5/29/15	1,000	952
	Citigroup Inc.	5.300%	1/7/16	5,550	5,375
	Citigroup Inc.	5.500%	2/15/17	850	796
	Citigroup Inc.	6.000%	8/15/17	4,325	4,235
	Citigroup Inc.	6.125%	11/21/17	9,625	9,496
	Citigroup Inc.	6.125%	5/15/18	800	785
	Citigroup Inc.	8.500%	5/22/19	5,700	6,424
	Citigroup Inc.	6.625%	6/15/32	1,925	1,760
	Citigroup Inc.	5.875%	2/22/33	4,925	4,072
	Citigroup Inc.	6.000%	10/31/33	850	705
	Citigroup Inc.	5.850%	12/11/34	650	576
	Citigroup Inc.	6.125%	8/25/36	2,100	1,818
	Citigroup Inc.	5.875%	5/29/37	4,550	3,977
	Citigroup Inc.	6.875%	3/5/38	4,500	4,393
	Citigroup Inc.	8.125%	7/15/39	2,700	3,030
	Comerica Bank	5.750%	11/21/16	3,775	3,410
	Comerica Bank	5.200%	8/22/17	2,800	2,385
3	Comerica Capital Trust II	6.576%	2/20/37	950	670
	Comerica Inc.	4.800%	5/1/15	2,600	2,173
	Compass Bank	6.400%	10/1/17	900	831

Compass Bank	5.900%	4/1/26	650	494
4 Corestates Capital I	8.000%	12/15/26	1,600	1,456
Countrywide Financial Corp.	5.800%	6/7/12	1,800	1,885
Countrywide Financial Corp.	6.250%	5/15/16	450	453
Countrywide Home Loans Inc.	4.000%	3/22/11	800	813
Credit Suisse USA Inc.	4.875%	8/15/10	5,725	5,932
Credit Suisse USA Inc.	5.250%	3/2/11	2,500	2,639
Credit Suisse USA Inc.	5.500%	8/16/11	1,475	1,574
Credit Suisse USA Inc.	6.125%	11/15/11	3,825	4,152
Credit Suisse USA Inc.	6.500%	1/15/12	975	1,063
Credit Suisse USA Inc.	5.500%	8/15/13	4,500	4,866
Credit Suisse USA Inc.	5.125%	1/15/14	625	663
Credit Suisse USA Inc.	4.875%	1/15/15	5,435	5,701
Credit Suisse USA Inc.	5.125%	8/15/15	3,665	3,872
Credit Suisse USA Inc.	7.125%	7/15/32	1,425	1,764
3 Credit Suisse/Guernsey	5.860%	5/15/49	2,450	1,886
Credit Suisse/New York NY	5.000%	5/15/13	3,975	4,213
Credit Suisse/New York NY	5.500%	5/1/14	7,200	7,775
Credit Suisse/New York NY	6.000%	2/15/18	1,150	1,209
Credit Suisse/New York NY	5.300%	8/13/19	2,775	2,837
Deutsche Bank AG/London	5.375%	10/12/12	5,850	6,328
Deutsche Bank AG/London	4.875%	5/20/13	5,500	5,867
Deutsche Bank AG/London	6.000%	9/1/17	9,375	10,109
Deutsche Bank Financial LLC	5.375%	3/2/15	1,800	1,850
FIA Card Services NA	6.625%	6/15/12	1,100	1,174
Fifth Third Bancorp	6.250%	5/1/13	100	103
Fifth Third Bancorp	4.500%	6/1/18	725	564
Fifth Third Bancorp	8.250%	3/1/38	1,825	1,697
Fifth Third Bank	4.750%	2/1/15	2,800	2,631
3 Fifth Third Capital Trust IV	6.500%	4/15/67	950	653
First Tennessee Bank NA	5.050%	1/15/15	500	415
First Union Institutional Capital I	8.040%	12/1/26	525	499
Golden West Financial Corp.	4.750%	10/1/12	975	1,013
Goldman Sachs Capital I	6.345%	2/15/34	4,975	4,624
3 Goldman Sachs Capital II	5.793%	12/29/49	2,550	1,837
Goldman Sachs Group Inc.	4.500%	6/15/10	2,350	2,410
Goldman Sachs Group Inc.	6.875%	1/15/11	3,175	3,380
Goldman Sachs Group Inc.	6.600%	1/15/12	6,750	7,365
Goldman Sachs Group Inc.	5.300%	2/14/12	325	346
Goldman Sachs Group Inc.	5.700%	9/1/12	275	297
Goldman Sachs Group Inc.	5.450%	11/1/12	3,550	3,817
Goldman Sachs Group Inc.	5.250%	4/1/13	3,650	3,892
Goldman Sachs Group Inc.	4.750%	7/15/13	4,275	4,485
Goldman Sachs Group Inc.	5.250%	10/15/13	4,600	4,857
Goldman Sachs Group Inc.	5.150%	1/15/14	2,050	2,154
Goldman Sachs Group Inc.	6.000%	5/1/14	17,425	18,951
Goldman Sachs Group Inc.	5.000%	10/1/14	8,725	9,148
Goldman Sachs Group Inc.	5.125%	1/15/15	3,525	3,700
Goldman Sachs Group Inc.	5.350%	1/15/16	6,200	6,421
Goldman Sachs Group Inc.	5.750%	10/1/16	2,000	2,105
Goldman Sachs Group Inc.	5.625%	1/15/17	4,275	4,327
Goldman Sachs Group Inc.	6.250%	9/1/17	8,625	9,087
Goldman Sachs Group Inc.	5.950%	1/18/18	5,775	5,962
Goldman Sachs Group Inc.	6.150%	4/1/18	3,125	3,275
Goldman Sachs Group Inc.	5.950%	1/15/27	3,650	3,554
Goldman Sachs Group Inc.	6.125%	2/15/33	4,900	5,109
Goldman Sachs Group Inc.	6.450%	5/1/36	1,300	1,302
Goldman Sachs Group Inc.	6.750%	10/1/37	11,900	12,298

4 HBOS PLC	6.750%	5/21/18	2,075	1,840
HSBC Bank PLC	6.950%	3/15/11	2,625	2,720
HSBC Bank USA NA/New York NY	4.625%	4/1/14	2,175	2,258
HSBC Bank USA NA/New York NY	5.875%	11/1/34	1,200	1,233
HSBC Bank USA NA/New York NY	5.625%	8/15/35	1,225	1,226
HSBC Holdings PLC	7.625%	5/17/32	325	381
HSBC Holdings PLC	7.350%	11/27/32	600	688
HSBC Holdings PLC	6.500%	5/2/36	5,000	5,472
HSBC Holdings PLC	6.500%	9/15/37	5,850	6,457
HSBC Holdings PLC	6.800%	6/1/38	1,325	1,507
4 ICICI Bank Ltd./Bahrain	6.625%	10/3/12	1,825	1,857
JP Morgan Chase Capital XV	5.875%	3/15/35	2,125	1,912
JP Morgan Chase Capital XVII	5.850%	8/1/35	250	224
JP Morgan Chase Capital XX	6.550%	9/29/36	2,250	2,090
JP Morgan Chase Capital XXII	6.450%	2/2/37	4,175	3,735
JP Morgan Chase Capital XXV	6.800%	10/1/37	2,775	2,828
JPMorgan Chase & Co.	6.750%	2/1/11	950	1,012
JPMorgan Chase & Co.	5.600%	6/1/11	200	212
JPMorgan Chase & Co.	4.850%	6/16/11	2,425	2,550
JPMorgan Chase & Co.	4.500%	1/15/12	3,075	3,205
JPMorgan Chase & Co.	6.625%	3/15/12	2,975	3,258
JPMorgan Chase & Co.	5.375%	10/1/12	5,950	6,444
JPMorgan Chase & Co.	5.750%	1/2/13	2,175	2,318
JPMorgan Chase & Co.	4.750%	5/1/13	4,450	4,677
JPMorgan Chase & Co.	5.375%	1/15/14	450	483
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,187
JPMorgan Chase & Co.	5.125%	9/15/14	10,440	10,981
JPMorgan Chase & Co.	4.750%	3/1/15	5,175	5,426
JPMorgan Chase & Co.	5.250%	5/1/15	2,025	2,120
JPMorgan Chase & Co.	5.150%	10/1/15	2,525	2,620
JPMorgan Chase & Co.	6.125%	6/27/17	3,675	3,882
JPMorgan Chase & Co.	6.000%	1/15/18	950	1,016
JPMorgan Chase & Co.	6.300%	4/23/19	17,600	19,338
JPMorgan Chase & Co.	6.400%	5/15/38	7,150	8,039
JPMorgan Chase Bank NA	5.875%	6/13/16	1,350	1,416
KeyBank NA	7.000%	2/1/11	275	289
KeyBank NA	5.500%	9/17/12	2,000	2,084
KeyBank NA	5.800%	7/1/14	850	835
KeyBank NA	4.950%	9/15/15	2,025	1,845
KeyBank NA	5.450%	3/3/16	2,500	2,236
KeyCorp	6.500%	5/14/13	1,500	1,562
M&I Marshall & Ilsley Bank	5.250%	9/4/12	225	204
M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	264
M&I Marshall & Ilsley Bank	5.000%	1/17/17	100	74
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,555
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	80
MBNA Corp.	7.500%	3/15/12	1,125	1,227
MBNA Corp.	6.125%	3/1/13	1,375	1,450
MBNA Corp.	5.000%	6/15/15	1,425	1,440
Mellon Funding Corp.	6.400%	5/14/11	100	107
Mellon Funding Corp.	5.000%	12/1/14	425	458
Merrill Lynch & Co. Inc.	5.770%	7/25/11	1,075	1,131
Merrill Lynch & Co. Inc.	6.050%	8/15/12	3,475	3,705
Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,225	3,352
Merrill Lynch & Co. Inc.	6.150%	4/25/13	7,200	7,631
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,437
Merrill Lynch & Co. Inc.	5.450%	7/15/14	850	875
Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,675	10,679

Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,025	1,016
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,825	5,631
Merrill Lynch & Co. Inc.	6.400%	8/28/17	5,425	5,567
Merrill Lynch & Co. Inc.	6.875%	4/25/18	7,325	7,720
Merrill Lynch & Co. Inc.	6.500%	7/15/18	100	102
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,525	4,259
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,375	2,243
Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,200	4,758
Morgan Stanley	4.000%	1/15/10	800	807
Morgan Stanley	5.050%	1/21/11	3,925	4,059
Morgan Stanley	6.750%	4/15/11	2,000	2,129
Morgan Stanley	5.625%	1/9/12	6,420	6,806
Morgan Stanley	6.600%	4/1/12	3,400	3,702
Morgan Stanley	5.750%	8/31/12	2,350	2,521
Morgan Stanley	5.300%	3/1/13	4,500	4,729
Morgan Stanley	6.750%	10/15/13	200	218
Morgan Stanley	4.750%	4/1/14	12,200	12,180
Morgan Stanley	6.000%	5/13/14	12,050	12,850
Morgan Stanley	6.000%	4/28/15	5,975	6,324
Morgan Stanley	5.375%	10/15/15	2,100	2,156
Morgan Stanley	5.750%	10/18/16	4,700	4,835
Morgan Stanley	5.450%	1/9/17	3,225	3,204
Morgan Stanley	5.550%	4/27/17	1,375	1,374
Morgan Stanley	5.950%	12/28/17	5,100	5,230
Morgan Stanley	6.625%	4/1/18	6,925	7,315
Morgan Stanley	7.300%	5/13/19	3,300	3,628
Morgan Stanley	5.625%	9/23/19	750	740
Morgan Stanley	6.250%	8/9/26	5,425	5,655
Morgan Stanley	7.250%	4/1/32	750	852
National City Bank/Cleveland OH	6.250%	3/15/11	625	653
National City Bank/Cleveland OH	4.625%	5/1/13	725	740
National City Corp.	4.900%	1/15/15	850	862
National City Corp.	6.875%	5/15/19	525	563
3 National City Preferred Capital Trust I	12.000%	12/31/49	1,575	1,772
4 Nationwide Building Society	5.500%	7/18/12	7,275	7,628
North Fork Bancorporation Inc.	5.875%	8/15/12	100	102
4 Northern Rock PLC	5.625%	6/22/17	14,075	12,929
Northern Trust Co.	6.500%	8/15/18	425	485
Northern Trust Corp.	5.500%	8/15/13	425	466
Northern Trust Corp.	4.625%	5/1/14	1,025	1,103
PNC Bank NA	4.875%	9/21/17	3,575	3,453
PNC Bank NA	6.000%	12/7/17	325	336
PNC Funding Corp.	7.500%	11/1/09	125	126
PNC Funding Corp.	5.125%	12/14/10	1,450	1,506
PNC Funding Corp.	5.400%	6/10/14	475	512
PNC Funding Corp.	4.250%	9/21/15	650	654
PNC Funding Corp.	5.250%	11/15/15	2,825	2,893
PNC Funding Corp.	5.625%	2/1/17	325	328
PNC Funding Corp.	6.700%	6/10/19	500	554
Regions Bank/Birmingham AL	7.500%	5/15/18	325	308
Regions Financial Corp.	6.375%	5/15/12	1,100	1,011
Regions Financial Corp.	7.375%	12/10/37	1,050	800
Royal Bank of Canada	4.125%	1/26/10	1,000	1,011
Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	325
Royal Bank of Scotland Group PLC	5.050%	1/8/15	1,800	1,619
4 Royal Bank of Scotland PLC	4.875%	8/25/14	1,800	1,826
Santander Financial Issuances Ltd.	6.375%	2/15/11	600	620
Southtrust Corp.	5.800%	6/15/14	750	786

	Sovereign Bank	5.125%	3/15/13	625	626
	Sovereign Bank	8.750%	5/30/18	675	777
[3,4] Standard Chartered PLC		6.409%	12/31/49	1,975	1,560
	State Street Bank and Trust Co.	5.300%	1/15/16	900	926
	State Street Corp.	4.300%	5/30/14	1,600	1,673
	Sumitomo Mitsui Banking Corp./New York	8.000%	6/15/12	4,075	4,584
	SunTrust Bank/Atlanta GA	6.375%	4/1/11	1,900	1,973
	SunTrust Bank/Atlanta GA	5.000%	9/1/15	100	97
	SunTrust Bank/Atlanta GA	5.450%	12/1/17	100	94
	SunTrust Bank/Atlanta GA	7.250%	3/15/18	375	385
	SunTrust Banks Inc.	5.250%	11/5/12	1,800	1,861
	SunTrust Banks Inc.	6.000%	9/11/17	1,300	1,283
	SunTrust Banks Inc.	6.000%	2/15/26	1,450	1,147
	SunTrust Capital VIII	6.100%	12/15/36	657	455
	Swiss Bank Corp./NY	7.000%	10/15/15	1,000	1,074
	Swiss Bank Corp./NY	7.375%	6/15/17	1,050	1,088
	UBS AG/Stamford Branch	5.875%	7/15/16	2,325	2,340
	UBS AG/Stamford Branch	5.875%	12/20/17	6,525	6,673
	UBS AG/Stamford Branch	5.750%	4/25/18	3,000	3,035
	UFJ Finance Aruba AEC	6.750%	7/15/13	9,750	10,413
	Union Bank NA	5.950%	5/11/16	1,375	1,340
	Union Planters Corp.	4.375%	12/1/10	200	199
	Union Planters Corp.	7.750%	3/1/11	2,350	2,298
	UnionBanCal Corp.	5.250%	12/16/13	700	682
	US Bank NA/Cincinnati OH	6.375%	8/1/11	2,200	2,387
	US Bank NA/Cincinnati OH	6.300%	2/4/14	3,150	3,524
	US Bank NA/Cincinnati OH	4.950%	10/30/14	2,575	2,768
3	USB Capital IX	6.189%	4/15/49	2,625	1,982
	Wachovia Bank NA	7.800%	8/18/10	2,850	3,009
	Wachovia Bank NA	4.800%	11/1/14	425	435
	Wachovia Bank NA	4.875%	2/1/15	6,050	6,240
	Wachovia Bank NA	5.000%	8/15/15	325	333
	Wachovia Bank NA	6.000%	11/15/17	2,500	2,647
	Wachovia Bank NA	5.850%	2/1/37	5,775	5,775
	Wachovia Bank NA	6.600%	1/15/38	4,225	4,636
3	Wachovia Capital Trust III	5.800%	3/15/11	4,100	2,788
	Wachovia Corp.	5.300%	10/15/11	4,125	4,372
	Wachovia Corp.	5.500%	5/1/13	4,740	5,084
	Wachovia Corp.	4.875%	2/15/14	5,275	5,426
	Wachovia Corp.	5.250%	8/1/14	1,900	1,979
	Wachovia Corp.	5.625%	10/15/16	3,800	3,904
	Wachovia Corp.	5.750%	6/15/17	5,425	5,765
	Wachovia Corp.	5.750%	2/1/18	325	345
	Wachovia Corp.	6.605%	10/1/25	100	103
	Wachovia Corp.	7.500%	4/15/35	275	291
	Wachovia Corp.	5.500%	8/1/35	1,325	1,222
	Wachovia Corp.	6.550%	10/15/35	250	239
	Wells Fargo & Co.	4.200%	1/15/10	1,025	1,036
	Wells Fargo & Co.	4.875%	1/12/11	3,425	3,564
	Wells Fargo & Co.	6.375%	8/1/11	425	455
	Wells Fargo & Co.	5.300%	8/26/11	2,575	2,729
	Wells Fargo & Co.	5.125%	9/1/12	1,200	1,268
	Wells Fargo & Co.	5.250%	10/23/12	5,025	5,363
	Wells Fargo & Co.	4.375%	1/31/13	5,100	5,287
	Wells Fargo & Co.	4.950%	10/16/13	1,150	1,204
	Wells Fargo & Co.	3.750%	10/1/14	2,050	2,044
	Wells Fargo & Co.	5.625%	12/11/17	6,725	7,070
	Wells Fargo & Co.	5.375%	2/7/35	4,700	4,627

Wells Fargo Bank NA	6.450%	2/1/11	4,150	4,378
Wells Fargo Bank NA	4.750%	2/9/15	4,925	4,992
Wells Fargo Bank NA	5.750%	5/16/16	3,600	3,778
Wells Fargo Bank NA	5.950%	8/26/36	700	709
Wells Fargo Capital X	5.950%	12/15/36	725	620
3 Wells Fargo Capital XIII	7.700%	12/29/49	2,325	2,046
3 Wells Fargo Capital XV	9.750%	12/29/49	1,850	1,924
Wells Fargo Financial Inc.	5.500%	8/1/12	1,225	1,316
Westpac Banking Corp.	4.200%	2/27/15	5,325	5,417

Brokerage (0.1%)
Ameriprise Financial Inc.	5.350%	11/15/10	54	56
Ameriprise Financial Inc.	5.650%	11/15/15	1,550	1,585
3 Ameriprise Financial Inc.	7.518%	6/1/66	325	265
BlackRock Inc.	6.250%	9/15/17	1,150	1,254
Charles Schwab Corp.	4.950%	6/1/14	3,925	4,195
4 FMR LLC	7.490%	6/15/19	200	227
Jefferies Group Inc.	8.500%	7/15/19	1,775	1,876
Jefferies Group Inc.	6.450%	6/8/27	3,800	3,200
Jefferies Group Inc.	6.250%	1/15/36	2,325	1,860
Lazard Group LLC	6.850%	6/15/17	2,675	2,674

Finance Companies (0.9%)
Block Financial LLC	7.875%	1/15/13	525	580
Discover Financial Services	6.450%	6/12/17	325	295
GATX Corp.	4.750%	10/1/12	1,000	1,009
General Electric Capital Corp.	4.250%	9/13/10	1,025	1,058
General Electric Capital Corp.	4.875%	10/21/10	1,225	1,274
General Electric Capital Corp.	5.000%	12/1/10	525	547
General Electric Capital Corp.	5.200%	2/1/11	600	629
General Electric Capital Corp.	6.125%	2/22/11	4,250	4,508
General Electric Capital Corp.	5.500%	4/28/11	2,075	2,196
General Electric Capital Corp.	5.000%	11/15/11	1,525	1,614
General Electric Capital Corp.	5.875%	2/15/12	3,950	4,218
General Electric Capital Corp.	4.375%	3/3/12	3,000	3,104
General Electric Capital Corp.	5.000%	4/10/12	100	105
General Electric Capital Corp.	6.000%	6/15/12	15,175	16,313
General Electric Capital Corp.	3.500%	8/13/12	3,050	3,093
General Electric Capital Corp.	5.250%	10/19/12	19,100	20,210
General Electric Capital Corp.	5.450%	1/15/13	2,975	3,155
General Electric Capital Corp.	4.800%	5/1/13	1,700	1,734
General Electric Capital Corp.	5.900%	5/13/14	8,625	9,293
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,534
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,181
General Electric Capital Corp.	5.400%	2/15/17	8,875	8,924
General Electric Capital Corp.	5.625%	9/15/17	1,775	1,817
General Electric Capital Corp.	5.625%	5/1/18	14,275	14,244
General Electric Capital Corp.	6.000%	8/7/19	4,500	4,564
General Electric Capital Corp.	6.750%	3/15/32	9,150	9,418
General Electric Capital Corp.	6.150%	8/7/37	4,550	4,318
General Electric Capital Corp.	5.875%	1/14/38	12,200	11,073
General Electric Capital Corp.	6.875%	1/10/39	6,125	6,342
3 General Electric Capital Corp.	6.375%	11/15/67	3,675	3,050
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	675	500
HSBC Finance Corp.	5.250%	1/14/11	4,300	4,436
HSBC Finance Corp.	5.700%	6/1/11	3,075	3,210
HSBC Finance Corp.	6.375%	10/15/11	1,775	1,879
HSBC Finance Corp.	7.000%	5/15/12	3,025	3,273

HSBC Finance Corp.	5.900%	6/19/12	1,250	1,318
HSBC Finance Corp.	6.375%	11/27/12	6,550	7,060
HSBC Finance Corp.	4.750%	7/15/13	625	643
HSBC Finance Corp.	5.250%	1/15/14	1,800	1,867
HSBC Finance Corp.	5.000%	6/30/15	9,900	9,969
HSBC Finance Corp.	5.500%	1/19/16	425	435
International Lease Finance Corp.	5.125%	11/1/10	1,250	1,175
International Lease Finance Corp.	4.950%	2/1/11	4,025	3,713
International Lease Finance Corp.	5.450%	3/24/11	1,550	1,434
International Lease Finance Corp.	5.750%	6/15/11	2,000	1,810
International Lease Finance Corp.	5.300%	5/1/12	1,650	1,320
International Lease Finance Corp.	5.000%	9/15/12	2,000	1,600
International Lease Finance Corp.	6.375%	3/25/13	2,225	1,791
International Lease Finance Corp.	5.625%	9/20/13	3,450	2,725
International Lease Finance Corp.	5.650%	6/1/14	1,675	1,327
SLM Corp.	5.400%	10/25/11	7,050	6,529
SLM Corp.	5.375%	1/15/13	1,150	959
SLM Corp.	5.000%	10/1/13	1,250	986
SLM Corp.	5.375%	5/15/14	150	116
SLM Corp.	5.050%	11/14/14	975	724
SLM Corp.	8.450%	6/15/18	4,950	3,942
SLM Corp.	5.625%	8/1/33	2,000	1,239

Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,004
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,871
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,504
ACE INA Holdings Inc.	5.800%	3/15/18	425	460
ACE INA Holdings Inc.	5.900%	6/15/19	550	603
AEGON Funding Co. LLC	5.750%	12/15/20	375	350
AEGON NV	4.750%	6/1/13	800	802
Aetna Inc.	7.875%	3/1/11	525	560
Aetna Inc.	5.750%	6/15/11	500	528
Aetna Inc.	6.000%	6/15/16	1,200	1,263
Aetna Inc.	6.500%	9/15/18	875	942
Aetna Inc.	6.625%	6/15/36	3,075	3,207
Aflac Inc.	8.500%	5/15/19	1,100	1,307
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	5,375	5,627
Allstate Corp.	7.200%	12/1/09	1,900	1,918
Allstate Corp.	6.125%	2/15/12	900	975
Allstate Corp.	5.000%	8/15/14	3,325	3,509
Allstate Corp.	6.125%	12/15/32	950	1,021
Allstate Corp.	5.350%	6/1/33	225	219
Allstate Corp.	5.550%	5/9/35	475	485
Allstate Corp.	5.950%	4/1/36	1,000	1,055
3 Allstate Corp.	6.125%	5/15/37	850	703
3 Allstate Corp.	6.500%	5/15/57	1,625	1,340
Allstate Life Global Funding Trusts	5.375%	4/30/13	1,425	1,517
American Financial Group Inc./OH	9.875%	6/15/19	775	849
American International Group Inc.	4.700%	10/1/10	1,200	1,178
American International Group Inc.	5.375%	10/18/11	1,225	1,139
American International Group Inc.	4.950%	3/20/12	1,875	1,688
American International Group Inc.	4.250%	5/15/13	1,000	830
American International Group Inc.	5.050%	10/1/15	1,950	1,443
American International Group Inc.	5.600%	10/18/16	1,150	851
American International Group Inc.	5.450%	5/18/17	2,100	1,641
American International Group Inc.	5.850%	1/16/18	3,300	2,409
American International Group Inc.	8.250%	8/15/18	950	805

American International Group Inc.	6.250%	5/1/36	11,200	7,392
AON Corp.	8.205%	1/1/27	325	315
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,144
Assurant Inc.	5.625%	2/15/14	625	627
Assurant Inc.	6.750%	2/15/34	1,425	1,215
AXA SA	8.600%	12/15/30	3,325	3,580
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	744
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	675	700
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	675	710
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	100	107
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,347
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,131
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	4,775	5,136
Chubb Corp.	5.200%	4/1/13	425	455
Chubb Corp.	5.750%	5/15/18	750	821
Chubb Corp.	6.000%	5/11/37	2,800	2,977
Chubb Corp.	6.500%	5/15/38	700	817
3 Chubb Corp.	6.375%	3/29/67	1,650	1,478
CIGNA Corp.	6.350%	3/15/18	325	318
CIGNA Corp.	7.875%	5/15/27	425	424
CIGNA Corp.	6.150%	11/15/36	2,150	1,953
Cincinnati Financial Corp.	6.920%	5/15/28	325	306
Cincinnati Financial Corp.	6.125%	11/1/34	1,175	976
CNA Financial Corp.	6.000%	8/15/11	825	829
CNA Financial Corp.	5.850%	12/15/14	1,675	1,569
CNA Financial Corp.	6.500%	8/15/16	1,750	1,652
Commerce Group Inc.	5.950%	12/9/13	500	472
Coventry Health Care Inc.	6.300%	8/15/14	1,425	1,401
Fidelity National Financial Inc.	7.300%	8/15/11	1,150	1,176
Genworth Financial Inc.	5.650%	6/15/12	1,050	1,024
Genworth Financial Inc.	5.750%	6/15/14	300	273
Genworth Financial Inc.	4.950%	10/1/15	375	319
Genworth Financial Inc.	6.500%	6/15/34	1,075	817
Genworth Global Funding Trusts	5.125%	3/15/11	550	551
Hartford Financial Services Group Inc.	5.250%	10/15/11	1,400	1,423
Hartford Financial Services Group Inc.	4.625%	7/15/13	625	610
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	912
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	836
Hartford Financial Services Group Inc.	6.000%	1/15/19	425	400
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	434
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,466
Humana Inc.	6.450%	6/1/16	1,500	1,491
Humana Inc.	7.200%	6/15/18	100	101
Humana Inc.	6.300%	8/1/18	150	137
Humana Inc.	8.150%	6/15/38	2,500	2,343
ING USA Global Funding Trust	4.500%	10/1/10	3,925	4,030
4 Liberty Mutual Group Inc.	4.875%	2/1/10	475	470
Lincoln National Corp.	6.200%	12/15/11	325	341
Lincoln National Corp.	5.650%	8/27/12	950	989
Lincoln National Corp.	8.750%	7/1/19	50	58
Lincoln National Corp.	6.150%	4/7/36	2,475	2,307
Loews Corp.	5.250%	3/15/16	950	946
Loews Corp.	6.000%	2/1/35	200	191
Markel Corp.	7.125%	9/30/19	825	847
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	700	717
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	1,900	2,020
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	100	103
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	2,300	2,441

Marsh & McLennan Cos. Inc.	9.250%	4/15/19	825	1,038
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	94
4 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	705
MetLife Inc.	6.125%	12/1/11	200	215
MetLife Inc.	5.375%	12/15/12	1,775	1,876
MetLife Inc.	5.000%	11/24/13	1,275	1,351
MetLife Inc.	5.000%	6/15/15	1,350	1,418
MetLife Inc.	7.717%	2/15/19	825	970
MetLife Inc.	6.500%	12/15/32	750	842
MetLife Inc.	6.375%	6/15/34	975	1,089
MetLife Inc.	5.700%	6/15/35	375	388
MetLife Inc.	6.400%	12/15/36	2,750	2,309
4 Metropolitan Life Global Funding I	2.875%	9/17/12	2,200	2,205
4 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,478
Nationwide Financial Services	6.750%	5/15/37	200	150
OneBeacon US Holdings Inc.	5.875%	5/15/13	675	645
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,681
Principal Financial Group Inc.	6.050%	10/15/36	950	879
Principal Life Income Funding Trusts	5.300%	12/14/12	1,450	1,540
Principal Life Income Funding Trusts	5.300%	4/24/13	1,825	1,883
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,288
Progressive Corp.	6.375%	1/15/12	700	730
Progressive Corp.	6.625%	3/1/29	1,300	1,385
Progressive Corp.	6.250%	12/1/32	100	102
3 Progressive Corp.	6.700%	6/15/37	2,300	1,970
Protective Life Secured Trusts	4.850%	8/16/10	800	821
Prudential Financial Inc.	5.100%	12/14/11	125	131
Prudential Financial Inc.	5.800%	6/15/12	975	1,034
Prudential Financial Inc.	3.625%	9/17/12	775	778
Prudential Financial Inc.	5.150%	1/15/13	975	1,009
Prudential Financial Inc.	4.500%	7/15/13	1,825	1,848
Prudential Financial Inc.	4.750%	4/1/14	650	652
Prudential Financial Inc.	5.100%	9/20/14	8,000	8,055
Prudential Financial Inc.	6.200%	1/15/15	2,750	2,915
Prudential Financial Inc.	5.500%	3/15/16	175	174
Prudential Financial Inc.	6.100%	6/15/17	325	333
Prudential Financial Inc.	6.000%	12/1/17	1,225	1,248
Prudential Financial Inc.	5.750%	7/15/33	675	637
Prudential Financial Inc.	5.400%	6/13/35	775	661
Prudential Financial Inc.	5.900%	3/17/36	1,300	1,179
Prudential Financial Inc.	5.700%	12/14/36	5,475	5,017
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	647
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,135
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	525	514
Torchmark Corp.	6.375%	6/15/16	1,225	1,263
Travelers Cos. Inc.	5.375%	6/15/12	100	107
Travelers Cos. Inc.	5.500%	12/1/15	625	657
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,230
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,506
Travelers Cos. Inc.	5.800%	5/15/18	100	110
Travelers Cos. Inc.	5.900%	6/2/19	1,275	1,423
3 Travelers Cos. Inc.	6.250%	3/15/37	800	700
Travelers Cos. Inc.	6.250%	6/15/37	4,100	4,662
Travelers Property Casualty Corp.	6.375%	3/15/33	100	115
UnitedHealth Group Inc.	5.500%	11/15/12	1,925	2,045
UnitedHealth Group Inc.	4.875%	2/15/13	975	1,012
UnitedHealth Group Inc.	4.875%	4/1/13	975	1,012
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,113

UnitedHealth Group Inc.	4.875%	3/15/15	875	905
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	1,916
UnitedHealth Group Inc.	6.000%	11/15/17	425	447
UnitedHealth Group Inc.	6.000%	2/15/18	4,750	4,992
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	4,378
UnitedHealth Group Inc.	6.500%	6/15/37	625	654
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,540
UnitedHealth Group Inc.	6.875%	2/15/38	1,675	1,837
Unum Group	7.125%	9/30/16	1,250	1,263
WellPoint Health Networks Inc.	6.375%	1/15/12	1,000	1,073
WellPoint Inc.	5.000%	1/15/11	1,875	1,943
WellPoint Inc.	6.800%	8/1/12	625	682
WellPoint Inc.	6.000%	2/15/14	550	594
WellPoint Inc.	5.000%	12/15/14	1,100	1,141
WellPoint Inc.	5.250%	1/15/16	550	558
WellPoint Inc.	5.875%	6/15/17	900	952
WellPoint Inc.	5.950%	12/15/34	2,200	2,200
WellPoint Inc.	5.850%	1/15/36	2,400	2,378
WellPoint Inc.	6.375%	6/15/37	325	351
Willis North America Inc.	5.625%	7/15/15	1,225	1,200
Willis North America Inc.	6.200%	3/28/17	1,125	1,105
Willis North America Inc.	7.000%	9/29/19	525	538
XL Capital Ltd.	5.250%	9/15/14	4,350	4,254
XL Capital Ltd.	6.375%	11/15/24	175	158
XL Capital Ltd.	6.250%	5/15/27	2,425	2,143
3 XL Capital Ltd.	6.500%	12/15/49	1,475	1,062

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	2,900	3,119
CME Group Inc.	5.750%	2/15/14	1,075	1,181
Orix Corp.	5.480%	11/22/11	1,800	1,750
XTRA Finance Corp.	5.150%	4/1/17	4,525	4,694

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.300%	6/1/13	1,025	1,004
Arden Realty LP	5.250%	3/1/15	250	252
AvalonBay Communities Inc.	5.500%	1/15/12	675	693
AvalonBay Communities Inc.	6.125%	11/1/12	200	212
AvalonBay Communities Inc.	5.750%	9/15/16	275	280
Boston Properties LP	6.250%	1/15/13	1,400	1,470
Boston Properties LP	5.625%	4/15/15	1,375	1,397
Brandywine Operating Partnership LP	5.750%	4/1/12	550	552
Brandywine Operating Partnership LP	5.400%	11/1/14	275	258
Brandywine Operating Partnership LP	7.500%	5/15/15	1,400	1,413
Brandywine Operating Partnership LP	5.700%	5/1/17	275	244
Camden Property Trust	5.700%	5/15/17	1,975	1,878
Duke Realty LP	6.250%	5/15/13	2,350	2,351
Duke Realty LP	7.375%	2/15/15	925	953
Duke Realty LP	5.950%	2/15/17	1,300	1,173
Duke Realty LP	8.250%	8/15/19	875	913
ERP Operating LP	6.625%	3/15/12	1,150	1,233
ERP Operating LP	5.500%	10/1/12	1,100	1,152
ERP Operating LP	5.250%	9/15/14	1,350	1,392
ERP Operating LP	5.125%	3/15/16	600	583
ERP Operating LP	5.375%	8/1/16	975	951
ERP Operating LP	5.750%	6/15/17	550	548
HCP Inc.	6.450%	6/25/12	2,075	2,149
HCP Inc.	5.650%	12/15/13	2,225	2,201

HCP Inc.	6.300%	9/15/16	950	921
HCP Inc.	6.000%	1/30/17	425	402
HCP Inc.	6.700%	1/30/18	1,700	1,662
Health Care REIT Inc.	6.000%	11/15/13	525	531
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,120
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,393
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,585
HRPT Properties Trust	6.250%	8/15/16	575	524
HRPT Properties Trust	6.250%	6/15/17	1,725	1,542
Kimco Realty Corp.	5.783%	3/15/16	400	387
Kimco Realty Corp.	6.875%	10/1/19	875	889
Liberty Property LP	5.125%	3/2/15	3,200	2,962
Liberty Property LP	5.500%	12/15/16	625	564
Mack-Cali Realty Corp.	7.750%	8/15/19	675	696
National Retail Properties Inc.	6.875%	10/15/17	2,700	2,564
Nationwide Health Properties Inc.	6.250%	2/1/13	1,400	1,413
ProLogis	5.625%	11/15/15	1,200	1,095
ProLogis	5.750%	4/1/16	1,025	915
ProLogis	5.625%	11/15/16	1,200	1,075
Realty Income Corp.	6.750%	8/15/19	2,575	2,484
Regency Centers LP	6.750%	1/15/12	2,350	2,390
Regency Centers LP	5.250%	8/1/15	625	584
Simon Property Group LP	4.875%	8/15/10	1,875	1,919
Simon Property Group LP	5.600%	9/1/11	1,000	1,044
Simon Property Group LP	5.000%	3/1/12	1,050	1,078
Simon Property Group LP	5.300%	5/30/13	2,175	2,219
Simon Property Group LP	6.750%	5/15/14	3,850	4,126
Simon Property Group LP	5.750%	12/1/15	1,375	1,411
Simon Property Group LP	6.100%	5/1/16	150	153
Simon Property Group LP	5.250%	12/1/16	3,525	3,472
Simon Property Group LP	5.875%	3/1/17	1,375	1,397
Simon Property Group LP	6.125%	5/30/18	1,700	1,736
Tanger Properties LP	6.150%	11/15/15	1,250	1,178
				1,655,790
Industrial (9.9%)
Basic Industry (0.9%)
Agrium Inc.	6.750%	1/15/19	1,500	1,617
Airgas Inc.	4.500%	9/15/14	800	810
Alcoa Inc.	6.000%	1/15/12	950	991
Alcoa Inc.	5.375%	1/15/13	1,150	1,180
Alcoa Inc.	6.000%	7/15/13	3,050	3,185
Alcoa Inc.	6.750%	7/15/18	100	100
Alcoa Inc.	5.720%	2/23/19	2,300	2,077
Alcoa Inc.	5.870%	2/23/22	550	474
Alcoa Inc.	5.900%	2/1/27	1,950	1,609
Alcoa Inc.	6.750%	1/15/28	200	178
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,362
ArcelorMittal	5.375%	6/1/13	4,025	4,154
ArcelorMittal	9.000%	2/15/15	1,350	1,547
ArcelorMittal	6.125%	6/1/18	3,000	2,954
ArcelorMittal	9.850%	6/1/19	1,700	2,004
Barrick Gold Corp.	6.950%	4/1/19	2,200	2,574
Barrick Gold Finance Co.	4.875%	11/15/14	850	903
Barrick Gold Financeco LLC	6.125%	9/15/13	2,275	2,529
Barrick North America Finance LLC	6.800%	9/15/18	1,650	1,894
Barrick North America Finance LLC	7.500%	9/15/38	2,100	2,688

BHP Billiton Finance USA Ltd.	5.125%	3/29/12	950	1,018
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	175	209
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	2,450	2,617
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	2,775	3,057
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	1,550	1,661
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	381
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,900	5,647
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	325	334
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,030
Commercial Metals Co.	6.500%	7/15/17	800	802
Commercial Metals Co.	7.350%	8/15/18	1,925	2,026
Cytec Industries Inc.	8.950%	7/1/17	550	594
Dow Chemical Co.	6.125%	2/1/11	3,650	3,819
Dow Chemical Co.	4.850%	8/15/12	1,050	1,097
Dow Chemical Co.	6.000%	10/1/12	500	534
Dow Chemical Co.	7.600%	5/15/14	4,375	4,799
Dow Chemical Co.	5.900%	2/15/15	600	615
Dow Chemical Co.	8.550%	5/15/19	4,175	4,666
Dow Chemical Co.	7.375%	11/1/29	1,500	1,552
Dow Chemical Co.	9.400%	5/15/39	725	893
Eastman Chemical Co.	7.250%	1/15/24	3,025	3,249
Eastman Chemical Co.	7.600%	2/1/27	675	702
EI Du Pont de Nemours & Co.	4.750%	11/15/12	1,400	1,496
EI Du Pont de Nemours & Co.	5.000%	1/15/13	4,525	4,878
EI Du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,574
EI Du Pont de Nemours & Co.	5.875%	1/15/14	1,450	1,603
EI Du Pont de Nemours & Co.	5.250%	12/15/16	225	242
EI Du Pont de Nemours & Co.	6.000%	7/15/18	7,275	8,281
EI Du Pont de Nemours & Co.	6.500%	1/15/28	525	584
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	3,550	3,772
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,800	5,100
ICI Wilmington Inc.	5.625%	12/1/13	200	206
International Paper Co.	5.300%	4/1/15	1,600	1,622
International Paper Co.	7.950%	6/15/18	3,275	3,551
International Paper Co.	9.375%	5/15/19	4,800	5,592
International Paper Co.	7.500%	8/15/21	4,600	4,875
Lubrizol Corp.	5.500%	10/1/14	2,100	2,239
Lubrizol Corp.	8.875%	2/1/19	1,075	1,325
Lubrizol Corp.	6.500%	10/1/34	1,525	1,597
Monsanto Co.	7.375%	8/15/12	475	548
Monsanto Co.	5.125%	4/15/18	850	904
Monsanto Co.	5.875%	4/15/38	4,300	4,752
4 Mosaic Co.	7.375%	12/1/14	1,475	1,578
4 Mosaic Co.	7.625%	12/1/16	3,349	3,600
Newmont Mining Corp.	5.125%	10/1/19	475	474
Newmont Mining Corp.	5.875%	4/1/35	750	729
Newmont Mining Corp.	6.250%	10/1/39	1,850	1,838
Nucor Corp.	5.000%	12/1/12	200	216
Nucor Corp.	5.000%	6/1/13	100	107
Nucor Corp.	5.750%	12/1/17	425	468
Nucor Corp.	5.850%	6/1/18	1,725	1,916
Nucor Corp.	6.400%	12/1/37	1,225	1,412
Placer Dome Inc.	6.450%	10/15/35	1,050	1,105
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,287
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	3,325	3,634
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	1,050	1,107
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	2,550	2,547
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	211

PPG Industries Inc.	5.750%	3/15/13	1,050	1,107
PPG Industries Inc.	6.650%	3/15/18	950	1,036
Praxair Inc.	6.375%	4/1/12	525	584
Praxair Inc.	3.950%	6/1/13	200	211
Praxair Inc.	4.375%	3/31/14	825	885
Praxair Inc.	5.250%	11/15/14	2,000	2,231
Praxair Inc.	4.625%	3/30/15	100	108
Praxair Inc.	5.200%	3/15/17	325	354
Praxair Inc.	4.500%	8/15/19	1,600	1,644
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	99
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	87
Rio Tinto Alcan Inc.	6.450%	3/15/11	550	574
Rio Tinto Alcan Inc.	4.875%	9/15/12	600	621
Rio Tinto Alcan Inc.	4.500%	5/15/13	1,850	1,877
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	207
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	255
Rio Tinto Alcan Inc.	6.125%	12/15/33	2,725	2,752
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	6,175	6,617
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	4,625	5,435
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	3,000	3,246
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,700	4,543
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,510
3 Rohm & Haas Holdings Ltd.	9.800%	4/15/20	649	717
Rohm and Haas Co.	6.000%	9/15/17	2,325	2,324
Southern Copper Corp.	7.500%	7/27/35	2,500	2,535
Vale Inco Ltd.	7.750%	5/15/12	175	192
Vale Inco Ltd.	5.700%	10/15/15	1,200	1,246
Vale Inco Ltd.	7.200%	9/15/32	325	340
Vale Overseas Ltd.	6.250%	1/11/16	625	668
Vale Overseas Ltd.	6.250%	1/23/17	1,425	1,529
Vale Overseas Ltd.	5.625%	9/15/19	1,525	1,557
Vale Overseas Ltd.	8.250%	1/17/34	800	947
Vale Overseas Ltd.	6.875%	11/21/36	5,325	5,465
Valspar Corp.	7.250%	6/15/19	400	434
WMC Finance USA Ltd.	5.125%	5/15/13	575	616
Xstrata Canada Corp.	7.350%	6/5/12	475	512
Xstrata Canada Corp.	7.250%	7/15/12	1,375	1,482
Xstrata Canada Corp.	5.375%	6/1/15	100	101
Xstrata Canada Corp.	6.000%	10/15/15	325	339
Xstrata Canada Corp.	5.500%	6/15/17	1,975	1,885

Capital Goods (0.9%)
3M Co.	5.125%	11/6/09	425	427
3M Co.	4.500%	11/1/11	575	614
3M Co.	6.375%	2/15/28	1,300	1,514
3M Co.	5.700%	3/15/37	1,450	1,637
Allied Waste North America Inc.	7.875%	4/15/13	1,275	1,313
Allied Waste North America Inc.	7.125%	5/15/16	6,550	6,918
4 BAE Systems Holdings Inc.	5.200%	8/15/15	100	106
Bemis Co. Inc.	4.875%	4/1/12	575	596
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,708
Black & Decker Corp.	7.125%	6/1/11	375	394
Black & Decker Corp.	5.750%	11/15/16	625	626
Boeing Capital Corp.	6.500%	2/15/12	4,425	4,879
Boeing Capital Corp.	5.800%	1/15/13	1,475	1,615
Boeing Co.	5.000%	3/15/14	100	109
Boeing Co.	3.500%	2/15/15	3,250	3,319
Boeing Co.	6.000%	3/15/19	725	810

Boeing Co.	4.875%	2/15/20	950	986
Boeing Co.	8.750%	8/15/21	200	272
Boeing Co.	7.250%	6/15/25	1,025	1,213
Boeing Co.	8.750%	9/15/31	300	411
Boeing Co.	6.125%	2/15/33	225	246
Boeing Co.	6.625%	2/15/38	525	611
Boeing Co.	5.875%	2/15/40	1,075	1,149
Caterpillar Financial Services Corp.	5.125%	10/12/11	100	107
Caterpillar Financial Services Corp.	4.850%	12/7/12	100	106
Caterpillar Financial Services Corp.	4.250%	2/8/13	1,725	1,794
Caterpillar Financial Services Corp.	6.125%	2/17/14	5,400	5,960
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,396
Caterpillar Financial Services Corp.	4.625%	6/1/15	775	798
Caterpillar Financial Services Corp.	7.150%	2/15/19	10,525	12,322
Caterpillar Inc.	7.000%	12/15/13	425	486
Caterpillar Inc.	6.625%	7/15/28	200	225
Caterpillar Inc.	7.300%	5/1/31	675	819
Caterpillar Inc.	6.050%	8/15/36	1,075	1,171
Caterpillar Inc.	8.250%	12/15/38	200	274
Caterpillar Inc.	6.950%	5/1/42	325	372
Caterpillar Inc.	7.375%	3/1/97	1,825	2,055
Cooper US Inc.	5.250%	11/15/12	1,275	1,380
Cooper US Inc.	5.450%	4/1/15	525	565
CRH America Inc.	5.625%	9/30/11	1,250	1,305
CRH America Inc.	6.950%	3/15/12	1,825	1,944
CRH America Inc.	5.300%	10/15/13	450	462
CRH America Inc.	6.000%	9/30/16	3,950	4,050
CRH America Inc.	8.125%	7/15/18	3,275	3,659
Danaher Corp.	5.625%	1/15/18	850	937
Deere & Co.	6.950%	4/25/14	1,650	1,930
Deere & Co.	8.100%	5/15/30	1,525	1,973
Deere & Co.	7.125%	3/3/31	975	1,164
Dover Corp.	5.450%	3/15/18	2,250	2,430
Dover Corp.	5.375%	10/15/35	100	104
Dover Corp.	6.600%	3/15/38	975	1,202
Eaton Corp.	4.900%	5/15/13	850	902
Eaton Corp.	5.600%	5/15/18	800	833
Embraer Overseas Ltd.	6.375%	1/24/17	1,450	1,457
Emerson Electric Co.	7.125%	8/15/10	1,225	1,294
Emerson Electric Co.	4.625%	10/15/12	1,800	1,950
Emerson Electric Co.	4.500%	5/1/13	1,275	1,353
Emerson Electric Co.	5.250%	10/15/18	2,200	2,381
Emerson Electric Co.	4.875%	10/15/19	900	949
General Dynamics Corp.	4.250%	5/15/13	2,850	3,036
General Dynamics Corp.	5.250%	2/1/14	900	983
General Electric Co.	5.000%	2/1/13	9,475	10,036
General Electric Co.	5.250%	12/6/17	7,850	8,082
Goodrich Corp.	6.125%	3/1/19	3,600	3,933
Harsco Corp.	5.750%	5/15/18	1,800	1,867
Honeywell International Inc.	6.125%	11/1/11	825	903
Honeywell International Inc.	5.625%	8/1/12	1,300	1,432
Honeywell International Inc.	4.250%	3/1/13	475	499
Honeywell International Inc.	3.875%	2/15/14	575	598
Honeywell International Inc.	5.400%	3/15/16	425	462
Honeywell International Inc.	5.300%	3/15/17	1,375	1,475
Honeywell International Inc.	5.300%	3/1/18	175	188
Honeywell International Inc.	5.000%	2/15/19	2,375	2,482
Honeywell International Inc.	5.700%	3/15/36	700	766

	Honeywell International Inc.	5.700%	3/15/37	350	381
	Illinois Tool Works Inc.	5.150%	4/1/14	1,950	2,111
	Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,025
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,531
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	6,127
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	1,972
	John Deere Capital Corp.	5.400%	10/17/11	2,075	2,225
	John Deere Capital Corp.	5.350%	1/17/12	1,200	1,286
	John Deere Capital Corp.	7.000%	3/15/12	2,525	2,816
	John Deere Capital Corp.	5.250%	10/1/12	1,000	1,081
	John Deere Capital Corp.	4.950%	12/17/12	975	1,049
	John Deere Capital Corp.	4.900%	9/9/13	2,925	3,125
	John Deere Capital Corp.	5.500%	4/13/17	150	161
	John Deere Capital Corp.	5.750%	9/10/18	1,275	1,400
	Joy Global Inc.	6.000%	11/15/16	575	578
4	L-3 Communications Corp.	5.200%	10/15/19	1,375	1,374
	Lafarge SA	6.150%	7/15/11	225	234
	Lafarge SA	6.500%	7/15/16	2,200	2,235
	Lafarge SA	7.125%	7/15/36	3,725	3,445
	Lockheed Martin Corp.	4.121%	3/14/13	625	655
	Lockheed Martin Corp.	7.650%	5/1/16	1,950	2,351
	Lockheed Martin Corp.	7.750%	5/1/26	100	129
	Lockheed Martin Corp.	6.150%	9/1/36	3,075	3,496
	Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	1,922
	Northrop Grumman Systems Corp.	7.125%	2/15/11	2,500	2,687
	Northrop Grumman Systems Corp.	7.750%	3/1/16	250	302
	Northrop Grumman Systems Corp.	7.875%	3/1/26	525	675
	Northrop Grumman Systems Corp.	7.750%	2/15/31	150	198
	Parker Hannifin Corp.	5.500%	5/15/18	450	477
	Parker Hannifin Corp.	6.250%	5/15/38	550	609
	Raytheon Co.	4.850%	1/15/11	550	573
	Raytheon Co.	5.500%	11/15/12	925	1,017
	Raytheon Co.	6.400%	12/15/18	100	117
	Raytheon Co.	7.200%	8/15/27	1,225	1,525
	Republic Services Inc.	6.750%	8/15/11	625	659
4	Republic Services Inc.	5.500%	9/15/19	1,000	1,032
	Republic Services Inc.	6.086%	3/15/35	825	770
	Rockwell Automation Inc./DE	5.650%	12/1/17	600	640
	Rockwell Automation Inc./DE	6.700%	1/15/28	425	470
	Rockwell Automation Inc./DE	6.250%	12/1/37	1,500	1,649
	Rockwell Collins Inc.	5.250%	7/15/19	275	298
	Roper Industries Inc.	6.625%	8/15/13	3,175	3,425
	Roper Industries Inc.	6.250%	9/1/19	1,500	1,561
[3,4] Systems 2001 AT LLC		7.156%	12/15/11	370	385
	Textron Inc.	6.500%	6/1/12	2,375	2,426
	Textron Inc.	5.600%	12/1/17	325	300
	Tyco International Finance SA	6.750%	2/15/11	3,625	3,819
	Tyco International Finance SA	6.375%	10/15/11	2,750	2,962
	Tyco International Finance SA	6.000%	11/15/13	1,275	1,369
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	1,200	1,304
	United Technologies Corp.	7.125%	11/15/10	250	267
	United Technologies Corp.	6.350%	3/1/11	2,375	2,544
	United Technologies Corp.	6.100%	5/15/12	175	194
	United Technologies Corp.	4.875%	5/1/15	200	219
	United Technologies Corp.	5.375%	12/15/17	3,675	3,996
	United Technologies Corp.	8.875%	11/15/19	1,200	1,610
	United Technologies Corp.	6.700%	8/1/28	325	382

United Technologies Corp.	7.500%	9/15/29	825	1,050
United Technologies Corp.	5.400%	5/1/35	2,025	2,089
United Technologies Corp.	6.050%	6/1/36	1,525	1,740
United Technologies Corp.	6.125%	7/15/38	625	721
Vulcan Materials Co.	6.300%	6/15/13	950	1,021
Vulcan Materials Co.	7.000%	6/15/18	1,550	1,664
Waste Management Inc.	6.375%	11/15/12	325	355
Waste Management Inc.	5.000%	3/15/14	100	105
Waste Management Inc.	6.375%	3/11/15	225	250
Waste Management Inc.	7.375%	3/11/19	3,750	4,386
Waste Management Inc.	7.100%	8/1/26	325	356
Waste Management Inc.	7.750%	5/15/32	100	120

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	650	678
America Movil SAB de CV	5.750%	1/15/15	1,375	1,446
America Movil SAB de CV	6.375%	3/1/35	2,275	2,361
America Movil SAB de CV	6.125%	11/15/37	1,575	1,584
AT&T Corp.	7.300%	11/15/11	1,375	1,529
AT&T Corp.	8.000%	11/15/31	7,075	8,717
AT&T Inc.	5.300%	11/15/10	1,300	1,359
AT&T Inc.	6.250%	3/15/11	3,500	3,735
AT&T Inc.	5.875%	2/1/12	1,975	2,154
AT&T Inc.	5.875%	8/15/12	1,925	2,130
AT&T Inc.	4.950%	1/15/13	4,450	4,751
AT&T Inc.	6.700%	11/15/13	5,325	6,040
AT&T Inc.	4.850%	2/15/14	4,200	4,462
AT&T Inc.	5.100%	9/15/14	7,025	7,584
AT&T Inc.	5.625%	6/15/16	5,225	5,659
AT&T Inc.	5.500%	2/1/18	1,600	1,667
AT&T Inc.	5.600%	5/15/18	1,150	1,214
AT&T Inc.	5.800%	2/15/19	7,775	8,339
AT&T Inc.	6.450%	6/15/34	2,025	2,161
AT&T Inc.	6.500%	9/1/37	6,375	6,834
AT&T Inc.	6.300%	1/15/38	4,000	4,220
AT&T Inc.	6.400%	5/15/38	2,675	2,852
AT&T Inc.	6.550%	2/15/39	7,275	7,934
AT&T Mobility LLC	6.500%	12/15/11	1,875	2,066
AT&T Mobility LLC	7.125%	12/15/31	3,575	4,238
BellSouth Capital Funding Corp.	7.875%	2/15/30	3,200	3,858
BellSouth Corp.	5.200%	9/15/14	425	464
BellSouth Corp.	5.200%	12/15/16	1,875	1,989
BellSouth Corp.	6.875%	10/15/31	1,625	1,781
BellSouth Corp.	6.550%	6/15/34	1,750	1,897
BellSouth Corp.	6.000%	11/15/34	1,175	1,188
BellSouth Telecommunications Inc.	6.375%	6/1/28	2,750	2,913
5 British Telecommunications PLC	9.125%	12/15/10	2,750	2,953
British Telecommunications PLC	5.150%	1/15/13	825	859
British Telecommunications PLC	5.950%	1/15/18	4,525	4,564
5 British Telecommunications PLC	9.625%	12/15/30	3,975	5,057
CBS Corp.	6.625%	5/15/11	1,375	1,436
CBS Corp.	5.625%	8/15/12	1,100	1,144
CBS Corp.	4.625%	5/15/18	100	87
CBS Corp.	8.875%	5/15/19	1,100	1,216
CBS Corp.	7.875%	7/30/30	450	427
CBS Corp.	5.500%	5/15/33	200	158
4 Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	2,875	2,969

4 Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	3,050	3,265
4 Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	9,275	10,682
4 Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	7,694	8,308
4 Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	8,950	11,103
CenturyTel Inc.	7.875%	2/15/10	650	726
CenturyTel Inc.	6.000%	4/1/17	100	102
CenturyTel Inc.	6.150%	9/15/19	1,675	1,674
CenturyTel Inc.	6.875%	1/15/28	300	286
CenturyTel Inc.	7.600%	9/15/39	1,800	1,780
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	55	64
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,000	2,566
Comcast Cable Communications LLC	6.750%	1/30/11	5,325	5,668
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,203
Comcast Corp.	5.500%	3/15/11	850	894
Comcast Corp.	5.300%	1/15/14	1,850	1,981
Comcast Corp.	6.500%	1/15/15	1,350	1,498
Comcast Corp.	5.900%	3/15/16	6,650	7,144
Comcast Corp.	6.500%	1/15/17	150	164
Comcast Corp.	6.300%	11/15/17	3,475	3,771
Comcast Corp.	5.875%	2/15/18	3,800	4,023
Comcast Corp.	5.700%	5/15/18	1,875	1,965
Comcast Corp.	5.700%	7/1/19	1,275	1,342
Comcast Corp.	6.500%	11/15/35	6,125	6,487
Comcast Corp.	6.950%	8/15/37	2,000	2,242
Comcast Corp.	6.400%	5/15/38	1,975	2,069
Comcast Corp.	6.550%	7/1/39	1,300	1,390
COX Communications Inc.	6.750%	3/15/11	3,325	3,535
COX Communications Inc.	7.125%	10/1/12	2,625	2,929
COX Communications Inc.	5.450%	12/15/14	3,250	3,476
COX Communications Inc.	5.500%	10/1/15	100	106
Deutsche Telekom International Finance BV	5.875%	8/20/13	3,100	3,372
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,866
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,654
Deutsche Telekom International Finance BV	6.750%	8/20/18	100	111
Deutsche Telekom International Finance BV	6.000%	7/8/19	2,525	2,708
5 Deutsche Telekom International Finance BV	8.750%	6/15/30	5,950	7,716
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	8.375%	3/15/13	4,350	4,471
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	1,300	1,305
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	750	803
4 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	1,625	1,627
Embarq Corp.	6.738%	6/1/13	100	109
Embarq Corp.	7.082%	6/1/16	6,050	6,610
Embarq Corp.	7.995%	6/1/36	975	1,019
France Telecom SA	7.750%	3/1/11	7,800	8,447
France Telecom SA	4.375%	7/8/14	1,850	1,942
France Telecom SA	5.375%	7/8/19	1,725	1,835
France Telecom SA	8.500%	3/1/31	5,175	7,084
Grupo Televisa SA	6.625%	3/18/25	1,300	1,306

Grupo Televisa SA	8.500%	3/11/32	200	240
GTE Corp.	8.750%	11/1/21	950	1,190
GTE Corp.	6.940%	4/15/28	1,050	1,135
Koninklijke KPN NV	8.375%	10/1/30	1,550	1,985
McGraw-Hill Cos. Inc.	5.375%	11/15/12	750	795
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	1,794
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,580
New Cingular Wireless Services Inc.	7.875%	3/1/11	4,050	4,398
New Cingular Wireless Services Inc.	8.125%	5/1/12	3,450	3,937
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,600	3,456
News America Holdings Inc.	8.000%	10/17/16	1,450	1,705
News America Holdings Inc.	7.700%	10/30/25	200	218
News America Holdings Inc.	8.150%	10/17/36	625	738
News America Holdings Inc.	7.750%	12/1/45	425	464
News America Inc.	5.300%	12/15/14	325	350
News America Inc.	6.550%	3/15/33	100	103
News America Inc.	6.200%	12/15/34	5,500	5,433
News America Inc.	6.400%	12/15/35	7,100	7,147
4 News America Inc.	6.900%	8/15/39	1,850	2,026
Omnicom Group Inc.	5.900%	4/15/16	225	235
Pacific Bell Telephone Co.	7.125%	3/15/26	425	479
Qwest Corp.	7.875%	9/1/11	1,600	1,646
Qwest Corp.	8.875%	3/15/12	1,725	1,807
Qwest Corp.	7.500%	10/1/14	2,625	2,658
Qwest Corp.	6.500%	6/1/17	1,125	1,052
Qwest Corp.	7.500%	6/15/23	1,325	1,193
Qwest Corp.	6.875%	9/15/33	2,900	2,364
Reed Elsevier Capital Inc.	4.625%	6/15/12	375	386
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,300	1,482
Reed Elsevier Capital Inc.	8.625%	1/15/19	1,275	1,555
Rogers Communications Inc.	7.250%	12/15/12	850	953
Rogers Communications Inc.	6.375%	3/1/14	5,325	5,883
Rogers Communications Inc.	5.500%	3/15/14	1,750	1,868
Rogers Communications Inc.	6.800%	8/15/18	5,800	6,514
Rogers Communications Inc.	7.500%	8/15/38	100	122
RR Donnelley & Sons Co.	4.950%	4/1/14	400	384
RR Donnelley & Sons Co.	5.500%	5/15/15	425	406
RR Donnelley & Sons Co.	8.600%	8/15/16	4,000	4,264
TCI Communications Inc.	8.750%	8/1/15	4,175	5,046
TCI Communications Inc.	7.875%	2/15/26	300	355
Telecom Italia Capital SA	4.875%	10/1/10	750	771
Telecom Italia Capital SA	6.200%	7/18/11	3,075	3,266
Telecom Italia Capital SA	5.250%	11/15/13	6,750	7,103
Telecom Italia Capital SA	6.175%	6/18/14	1,475	1,599
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,762
Telecom Italia Capital SA	5.250%	10/1/15	3,500	3,610
Telecom Italia Capital SA	6.999%	6/4/18	200	220
Telecom Italia Capital SA	7.175%	6/18/19	4,150	4,631
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,994
Telecom Italia Capital SA	6.000%	9/30/34	200	196
Telecom Italia Capital SA	7.200%	7/18/36	1,100	1,251
Telecom Italia Capital SA	7.721%	6/4/38	325	386
Telefonica Emisiones SAU	5.984%	6/20/11	2,625	2,797
Telefonica Emisiones SAU	5.855%	2/4/13	525	571
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,986
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,539
Telefonica Emisiones SAU	5.877%	7/15/19	7,375	7,936
Telefonica Emisiones SAU	7.045%	6/20/36	2,175	2,545

Telefonica Europe BV	8.250%	9/15/30	1,500	1,954
Telefonos de Mexico SAB de CV	5.500%	1/27/15	5,725	5,939
Telus Corp.	8.000%	6/1/11	1,625	1,768
Thomson Reuters Corp.	6.200%	1/5/12	1,525	1,665
Thomson Reuters Corp.	5.950%	7/15/13	725	795
Thomson Reuters Corp.	5.700%	10/1/14	2,775	3,051
Thomson Reuters Corp.	6.500%	7/15/18	250	283
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,624
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,468
Time Warner Cable Inc.	5.400%	7/2/12	1,925	2,056
Time Warner Cable Inc.	6.200%	7/1/13	2,775	3,022
Time Warner Cable Inc.	8.250%	2/14/14	1,225	1,434
Time Warner Cable Inc.	7.500%	4/1/14	1,475	1,695
Time Warner Cable Inc.	5.850%	5/1/17	6,450	6,789
Time Warner Cable Inc.	6.750%	7/1/18	4,550	5,021
Time Warner Cable Inc.	8.750%	2/14/19	3,100	3,814
Time Warner Cable Inc.	8.250%	4/1/19	11,050	13,312
Time Warner Cable Inc.	6.550%	5/1/37	975	1,040
Time Warner Cable Inc.	6.750%	6/15/39	2,365	2,558
Time Warner Entertainment Co. LP	10.150%	5/1/12	375	436
Time Warner Entertainment Co. LP	8.875%	10/1/12	550	639
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	969
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	3,605
United States Cellular Corp.	6.700%	12/15/33	1,025	1,063
Verizon Communications Inc.	5.350%	2/15/11	1,800	1,898
Verizon Communications Inc.	4.350%	2/15/13	200	210
Verizon Communications Inc.	5.250%	4/15/13	4,575	4,951
Verizon Communications Inc.	4.900%	9/15/15	575	611
Verizon Communications Inc.	5.550%	2/15/16	3,675	3,969
Verizon Communications Inc.	5.500%	2/15/18	7,750	8,089
Verizon Communications Inc.	6.100%	4/15/18	3,000	3,258
Verizon Communications Inc.	8.750%	11/1/18	1,775	2,225
Verizon Communications Inc.	6.350%	4/1/19	3,950	4,362
Verizon Communications Inc.	5.850%	9/15/35	5,150	5,221
Verizon Communications Inc.	6.250%	4/1/37	525	554
Verizon Communications Inc.	6.400%	2/15/38	2,075	2,227
Verizon Communications Inc.	6.900%	4/15/38	150	172
Verizon Communications Inc.	8.950%	3/1/39	4,300	5,892
Verizon Communications Inc.	7.350%	4/1/39	5,425	6,495
Verizon Global Funding Corp.	7.250%	12/1/10	175	186
Verizon Global Funding Corp.	6.875%	6/15/12	5,750	6,397
Verizon Global Funding Corp.	7.375%	9/1/12	1,700	1,937
Verizon Global Funding Corp.	4.375%	6/1/13	200	208
Verizon Global Funding Corp.	7.750%	12/1/30	2,375	2,838
Verizon Maryland Inc.	6.125%	3/1/12	100	107
Verizon Maryland Inc.	5.125%	6/15/33	175	150
Verizon New England Inc.	6.500%	9/15/11	1,450	1,561
Verizon New England Inc.	7.875%	11/15/29	1,225	1,354
Verizon New Jersey Inc.	5.875%	1/17/12	1,700	1,831
Verizon New York Inc.	6.875%	4/1/12	900	989
Verizon New York Inc.	7.375%	4/1/32	650	717
Verizon Pennsylvania Inc.	5.650%	11/15/11	2,900	3,097
Verizon Virginia Inc.	4.625%	3/15/13	1,725	1,792
Vodafone Group PLC	5.350%	2/27/12	1,375	1,471
Vodafone Group PLC	5.000%	12/16/13	475	508
Vodafone Group PLC	5.375%	1/30/15	1,500	1,621
Vodafone Group PLC	5.000%	9/15/15	425	449
Vodafone Group PLC	5.750%	3/15/16	1,825	1,962

Vodafone Group PLC	5.625%	2/27/17	4,150	4,399
Vodafone Group PLC	5.450%	6/10/19	3,100	3,228
Vodafone Group PLC	7.875%	2/15/30	1,525	1,890
Vodafone Group PLC	6.250%	11/30/32	2,675	2,811
Vodafone Group PLC	6.150%	2/27/37	1,125	1,195
Washington Post Co.	7.250%	2/1/19	875	965
WPP Finance UK	5.875%	6/15/14	6,125	6,292
WPP Finance UK	8.000%	9/15/14	625	686

Consumer Cyclical (1.0%)
Best Buy Co. Inc.	6.750%	7/15/13	2,875	3,071
Costco Wholesale Corp.	5.500%	3/15/17	3,500	3,829
CVS Caremark Corp.	5.750%	8/15/11	875	939
CVS Caremark Corp.	4.875%	9/15/14	750	796
CVS Caremark Corp.	5.750%	6/1/17	750	802
CVS Caremark Corp.	6.600%	3/15/19	4,525	5,080
CVS Caremark Corp.	6.250%	6/1/27	5,150	5,416
3 CVS Caremark Corp.	6.302%	6/1/37	1,550	1,315
Daimler Finance North America LLC	5.875%	3/15/11	200	207
Daimler Finance North America LLC	5.750%	9/8/11	3,050	3,196
Daimler Finance North America LLC	7.300%	1/15/12	7,050	7,597
Daimler Finance North America LLC	6.500%	11/15/13	7,100	7,627
Daimler Finance North America LLC	8.500%	1/18/31	4,700	5,575
Darden Restaurants Inc.	5.625%	10/15/12	2,675	2,819
Darden Restaurants Inc.	6.200%	10/15/17	1,850	1,951
Darden Restaurants Inc.	6.800%	10/15/37	950	993
Historic TW Inc.	9.125%	1/15/13	1,475	1,722
Historic TW Inc.	9.150%	2/1/23	3,425	4,311
Historic TW Inc.	6.625%	5/15/29	2,925	3,049
Home Depot Inc.	5.200%	3/1/11	325	340
Home Depot Inc.	5.250%	12/16/13	3,300	3,518
Home Depot Inc.	5.400%	3/1/16	6,900	7,220
Home Depot Inc.	5.875%	12/16/36	2,000	1,928
Johnson Controls Inc.	5.250%	1/15/11	1,000	1,031
Johnson Controls Inc.	6.000%	1/15/36	350	332
Kohl's Corp.	6.250%	12/15/17	850	923
Kohl's Corp.	6.000%	1/15/33	300	300
Kohl's Corp.	6.875%	12/15/37	700	783
Lowe's Cos. Inc.	5.600%	9/15/12	850	934
Lowe's Cos. Inc.	5.400%	10/15/16	1,925	2,084
Lowe's Cos. Inc.	6.100%	9/15/17	875	992
Lowe's Cos. Inc.	6.875%	2/15/28	350	408
Lowe's Cos. Inc.	6.500%	3/15/29	1,050	1,168
Lowe's Cos. Inc.	5.800%	10/15/36	2,175	2,267
Marriott International Inc./DE	4.625%	6/15/12	1,000	1,005
Marriott International Inc./DE	5.625%	2/15/13	850	867
Marriott International Inc./DE	6.200%	6/15/16	550	547
Marriott International Inc./DE	6.375%	6/15/17	650	651
McDonald's Corp.	6.000%	4/15/11	975	1,040
McDonald's Corp.	5.300%	3/15/17	300	326
McDonald's Corp.	5.800%	10/15/17	1,825	2,058
McDonald's Corp.	5.350%	3/1/18	1,875	2,050
McDonald's Corp.	5.000%	2/1/19	1,025	1,098
McDonald's Corp.	6.300%	10/15/37	750	874
McDonald's Corp.	6.300%	3/1/38	1,825	2,128
McDonald's Corp.	5.700%	2/1/39	850	914
MDC Holdings Inc.	5.500%	5/15/13	750	741
Nordstrom Inc.	6.750%	6/1/14	175	193

Nordstrom Inc.	6.250%	1/15/18	525	545
Nordstrom Inc.	6.950%	3/15/28	425	439
Nordstrom Inc.	7.000%	1/15/38	475	506
Paccar Inc.	6.875%	2/15/14	1,200	1,358
Staples Inc.	7.750%	4/1/11	725	781
Staples Inc.	9.750%	1/15/14	6,800	8,160
Target Corp.	6.350%	1/15/11	675	718
Target Corp.	5.875%	3/1/12	1,825	1,994
Target Corp.	5.125%	1/15/13	625	673
Target Corp.	4.000%	6/15/13	600	625
Target Corp.	5.875%	7/15/16	3,575	3,957
Target Corp.	5.375%	5/1/17	100	108
Target Corp.	6.000%	1/15/18	2,825	3,176
Target Corp.	7.000%	7/15/31	1,425	1,607
Target Corp.	6.350%	11/1/32	1,650	1,787
Target Corp.	6.500%	10/15/37	1,875	2,057
Target Corp.	7.000%	1/15/38	5,300	6,181
Time Warner Cos. Inc.	7.570%	2/1/24	325	359
Time Warner Cos. Inc.	6.950%	1/15/28	150	161
Time Warner Inc.	6.750%	4/15/11	2,450	2,619
Time Warner Inc.	5.500%	11/15/11	1,475	1,566
Time Warner Inc.	6.875%	5/1/12	1,825	2,008
Time Warner Inc.	5.875%	11/15/16	2,525	2,678
Time Warner Inc.	7.625%	4/15/31	3,100	3,464
Time Warner Inc.	7.700%	5/1/32	2,050	2,313
Time Warner Inc.	6.500%	11/15/36	1,900	1,950
TJX Cos. Inc.	6.950%	4/15/19	5,075	5,984
Toll Brothers Finance Corp.	6.875%	11/15/12	200	211
Toll Brothers Finance Corp.	5.950%	9/15/13	225	222
Toll Brothers Finance Corp.	5.150%	5/15/15	1,000	976
Toll Brothers Finance Corp.	6.750%	11/1/19	1,350	1,344
Toyota Motor Credit Corp.	4.350%	12/15/10	1,425	1,477
Toyota Motor Credit Corp.	5.450%	5/18/11	1,025	1,084
VF Corp.	5.950%	11/1/17	850	911
VF Corp.	6.450%	11/1/37	850	939
Viacom Inc.	4.375%	9/15/14	375	382
Viacom Inc.	6.250%	4/30/16	1,625	1,751
Viacom Inc.	6.125%	10/5/17	1,250	1,341
Viacom Inc.	6.875%	4/30/36	100	105
Wal-Mart Stores Inc.	4.125%	2/15/11	5,475	5,720
Wal-Mart Stores Inc.	4.250%	4/15/13	25	27
Wal-Mart Stores Inc.	4.550%	5/1/13	2,250	2,426
Wal-Mart Stores Inc.	7.250%	6/1/13	550	645
Wal-Mart Stores Inc.	3.200%	5/15/14	1,800	1,844
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,384
Wal-Mart Stores Inc.	5.375%	4/5/17	625	683
Wal-Mart Stores Inc.	5.800%	2/15/18	5,625	6,280
Wal-Mart Stores Inc.	5.875%	4/5/27	6,150	6,663
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	4,694
Wal-Mart Stores Inc.	5.250%	9/1/35	1,425	1,436
Wal-Mart Stores Inc.	6.500%	8/15/37	5,250	6,164
Wal-Mart Stores Inc.	6.200%	4/15/38	5,025	5,729
Walgreen Co.	4.875%	8/1/13	3,575	3,861
Walgreen Co.	5.250%	1/15/19	1,675	1,808
Walt Disney Co.	5.700%	7/15/11	4,500	4,848
Walt Disney Co.	6.375%	3/1/12	700	774
Walt Disney Co.	4.700%	12/1/12	100	108
Walt Disney Co.	4.500%	12/15/13	2,300	2,458

Walt Disney Co.	5.625%	9/15/16	2,425	2,653
Walt Disney Co.	5.875%	12/15/17	1,875	2,097
Walt Disney Co.	7.000%	3/1/32	325	388
Western Union Co.	5.400%	11/17/11	225	241
Western Union Co.	6.500%	2/26/14	3,275	3,664
Western Union Co.	5.930%	10/1/16	1,825	1,991
Western Union Co.	6.200%	11/17/36	950	928
Yum! Brands Inc.	8.875%	4/15/11	950	1,038
Yum! Brands Inc.	7.700%	7/1/12	775	861
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,023
Yum! Brands Inc.	6.250%	4/15/16	100	107
Yum! Brands Inc.	6.250%	3/15/18	700	747
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,488

Consumer Noncyclical (2.4%)
Abbott Laboratories	3.750%	3/15/11	1,725	1,791
Abbott Laboratories	5.600%	5/15/11	2,025	2,162
Abbott Laboratories	5.150%	11/30/12	1,100	1,206
Abbott Laboratories	4.350%	3/15/14	2,075	2,206
Abbott Laboratories	5.875%	5/15/16	4,900	5,472
Abbott Laboratories	5.600%	11/30/17	4,450	4,900
Abbott Laboratories	5.125%	4/1/19	925	982
Abbott Laboratories	6.150%	11/30/37	950	1,099
Abbott Laboratories	6.000%	4/1/39	575	657
Allergan Inc./United States	5.750%	4/1/16	400	429
Altria Group Inc.	8.500%	11/10/13	8,450	9,822
Altria Group Inc.	7.750%	2/6/14	4,600	5,259
Altria Group Inc.	9.700%	11/10/18	3,300	4,105
Altria Group Inc.	9.250%	8/6/19	75	92
Altria Group Inc.	9.950%	11/10/38	6,750	9,213
Altria Group Inc.	10.200%	2/6/39	4,625	6,422
AmerisourceBergen Corp.	5.625%	9/15/12	425	454
AmerisourceBergen Corp.	5.875%	9/15/15	2,825	3,055
Amgen Inc.	4.850%	11/18/14	1,675	1,804
Amgen Inc.	5.850%	6/1/17	5,750	6,343
Amgen Inc.	5.700%	2/1/19	1,350	1,482
Amgen Inc.	6.375%	6/1/37	1,350	1,549
Amgen Inc.	6.400%	2/1/39	4,225	4,880
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	725	767
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,150	1,188
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	1,375	1,448
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	2,950	3,092
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	775	886
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	2,905	2,934
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	123
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,975	3,214
Archer-Daniels-Midland Co.	7.000%	2/1/31	1,075	1,247
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	1,893
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,850	1,837
Archer-Daniels-Midland Co.	6.450%	1/15/38	650	749
AstraZeneca PLC	5.400%	9/15/12	3,150	3,452
AstraZeneca PLC	5.400%	6/1/14	2,925	3,229
AstraZeneca PLC	5.900%	9/15/17	4,225	4,728
AstraZeneca PLC	6.450%	9/15/37	5,325	6,259
Baxter FinCo BV	4.750%	10/15/10	1,950	2,021
Baxter International Inc.	5.900%	9/1/16	875	984
Baxter International Inc.	6.250%	12/1/37	1,175	1,342
Becton Dickinson and Co.	5.000%	5/15/19	450	479

Biogen Idec Inc.	6.000%	3/1/13	750	797
Biogen Idec Inc.	6.875%	3/1/18	4,300	4,709
Bottling Group LLC	4.625%	11/15/12	5,025	5,418
Bottling Group LLC	5.000%	11/15/13	2,700	2,933
Bottling Group LLC	6.950%	3/15/14	4,225	4,921
Bottling Group LLC	5.500%	4/1/16	1,925	2,102
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	708
Bristol-Myers Squibb Co.	5.450%	5/1/18	800	870
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	126
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	118
Bristol-Myers Squibb Co.	5.875%	11/15/36	3,100	3,438
Bristol-Myers Squibb Co.	6.125%	5/1/38	625	706
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	379
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	569
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	903
Campbell Soup Co.	6.750%	2/15/11	2,100	2,245
Cardinal Health Inc.	5.650%	6/15/12	17	18
Cardinal Health Inc.	4.000%	6/15/15	100	97
4 CareFusion Corp.	4.125%	8/1/12	350	360
4 CareFusion Corp.	5.125%	8/1/14	1,985	2,070
4 CareFusion Corp.	6.375%	8/1/19	4,850	5,242
Cia de Bebidas das Americas	10.500%	12/15/11	1,375	1,609
Cia de Bebidas das Americas	8.750%	9/15/13	1,450	1,696
Clorox Co.	4.200%	1/15/10	425	429
Clorox Co.	5.450%	10/15/12	375	406
Clorox Co.	5.000%	1/15/15	525	559
Coca-Cola Co.	5.350%	11/15/17	2,700	2,943
Coca-Cola Co.	4.875%	3/15/19	4,600	4,863
Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,900	3,137
Coca-Cola Enterprises Inc.	7.375%	3/3/14	2,425	2,848
Coca-Cola Enterprises Inc.	4.250%	3/1/15	100	105
Coca-Cola Enterprises Inc.	4.500%	8/15/19	900	927
Coca-Cola Enterprises Inc.	8.500%	2/1/22	3,250	4,385
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,525	1,842
Coca-Cola Enterprises Inc.	6.950%	11/15/26	1,050	1,270
Coca-Cola Enterprises Inc.	6.750%	9/15/28	475	570
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	348
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,830
ConAgra Foods Inc.	6.750%	9/15/11	22	24
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,434
ConAgra Foods Inc.	5.819%	6/15/17	225	242
ConAgra Foods Inc.	7.125%	10/1/26	450	516
ConAgra Foods Inc.	7.000%	10/1/28	250	283
ConAgra Foods Inc.	8.250%	9/15/30	500	633
Covidien International Finance SA	5.450%	10/15/12	725	788
Covidien International Finance SA	6.000%	10/15/17	1,525	1,688
Covidien International Finance SA	6.550%	10/15/37	3,980	4,717
CR Bard Inc.	6.700%	12/1/26	1,800	2,006
Delhaize America Inc.	9.000%	4/15/31	625	823
Delhaize Group SA	5.875%	2/1/14	1,400	1,507
Diageo Capital PLC	7.250%	11/1/09	100	100
Diageo Capital PLC	5.200%	1/30/13	2,425	2,593
Diageo Capital PLC	7.375%	1/15/14	3,100	3,601
Diageo Capital PLC	5.500%	9/30/16	425	458
Diageo Capital PLC	5.750%	10/23/17	2,500	2,745
Diageo Capital PLC	5.875%	9/30/36	200	220
Diageo Finance BV	5.300%	10/28/15	1,800	1,954
Diageo Investment Corp.	9.000%	8/15/11	1,050	1,185

Diageo Investment Corp.	7.450%	4/15/35	200	253
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	525	573
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	1,600	1,826
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	528
Eli Lilly & Co.	3.550%	3/6/12	3,100	3,240
Eli Lilly & Co.	6.000%	3/15/12	950	1,044
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,326
Eli Lilly & Co.	5.200%	3/15/17	2,625	2,820
Eli Lilly & Co.	5.500%	3/15/27	2,150	2,272
Eli Lilly & Co.	5.550%	3/15/37	200	216
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	196
Express Scripts Inc.	5.250%	6/15/12	1,625	1,727
Express Scripts Inc.	6.250%	6/15/14	3,800	4,187
Express Scripts Inc.	7.250%	6/15/19	650	765
Fortune Brands Inc.	5.125%	1/15/11	1,475	1,520
Fortune Brands Inc.	6.375%	6/15/14	1,300	1,360
Fortune Brands Inc.	5.375%	1/15/16	1,500	1,493
Fortune Brands Inc.	5.875%	1/15/36	875	748
Genentech Inc.	4.750%	7/15/15	800	876
Genentech Inc.	5.250%	7/15/35	300	304
General Mills Inc.	6.000%	2/15/12	5,525	6,011
General Mills Inc.	5.650%	9/10/12	625	682
General Mills Inc.	5.250%	8/15/13	1,650	1,783
General Mills Inc.	5.200%	3/17/15	2,000	2,151
General Mills Inc.	5.700%	2/15/17	8,025	8,776
General Mills Inc.	5.650%	2/15/19	1,125	1,218
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	4,125	4,437
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,800	1,913
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	4,850	5,314
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	980
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	6,175	7,301
Hasbro Inc.	6.300%	9/15/17	2,125	2,221
Hershey Co.	5.450%	9/1/16	425	446
HJ Heinz Co.	5.350%	7/15/13	625	672
HJ Heinz Finance Co.	6.625%	7/15/11	2,175	2,367
HJ Heinz Finance Co.	6.750%	3/15/32	1,325	1,482
Hospira Inc.	5.900%	6/15/14	500	541
Hospira Inc.	6.400%	5/15/15	275	307
Hospira Inc.	6.050%	3/30/17	100	106
Johnson & Johnson	5.150%	8/15/12	1,525	1,673
Johnson & Johnson	5.550%	8/15/17	1,950	2,189
Johnson & Johnson	5.150%	7/15/18	550	603
Johnson & Johnson	6.950%	9/1/29	1,300	1,610
Johnson & Johnson	4.950%	5/15/33	1,600	1,578
Johnson & Johnson	5.950%	8/15/37	800	915
Johnson & Johnson	5.850%	7/15/38	950	1,075
Kellogg Co.	6.600%	4/1/11	4,500	4,824
Kellogg Co.	5.125%	12/3/12	1,475	1,601
Kellogg Co.	4.250%	3/6/13	1,375	1,455
Kimberly-Clark Corp.	5.625%	2/15/12	1,075	1,163
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,044
Kimberly-Clark Corp.	6.125%	8/1/17	2,475	2,797
Kimberly-Clark Corp.	6.625%	8/1/37	200	246
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,300	1,369
Koninklijke Philips Electronics NV	5.750%	3/11/18	3,250	3,472
Koninklijke Philips Electronics NV	6.875%	3/11/38	1,375	1,602
Kraft Foods Inc.	4.125%	11/12/09	275	276
Kraft Foods Inc.	5.625%	11/1/11	7,450	7,963

Kraft Foods Inc.	6.250%	6/1/12	1,225	1,331
Kraft Foods Inc.	6.000%	2/11/13	2,950	3,178
Kraft Foods Inc.	5.250%	10/1/13	100	105
Kraft Foods Inc.	6.750%	2/19/14	200	226
Kraft Foods Inc.	6.500%	8/11/17	5,375	5,828
Kraft Foods Inc.	6.125%	2/1/18	100	106
Kraft Foods Inc.	6.125%	8/23/18	1,900	2,023
Kraft Foods Inc.	6.500%	11/1/31	3,275	3,434
Kraft Foods Inc.	7.000%	8/11/37	3,675	4,117
Kraft Foods Inc.	6.875%	2/1/38	4,975	5,493
Kraft Foods Inc.	6.875%	1/26/39	525	580
Kroger Co.	6.800%	4/1/11	1,225	1,314
Kroger Co.	6.750%	4/15/12	100	110
Kroger Co.	6.200%	6/15/12	1,950	2,128
Kroger Co.	5.500%	2/1/13	425	455
Kroger Co.	5.000%	4/15/13	1,050	1,111
Kroger Co.	4.950%	1/15/15	1,950	2,056
Kroger Co.	6.400%	8/15/17	200	223
Kroger Co.	6.800%	12/15/18	2,400	2,742
Kroger Co.	6.150%	1/15/20	2,525	2,786
Kroger Co.	7.700%	6/1/29	2,800	3,439
Kroger Co.	8.000%	9/15/29	3,775	4,777
Kroger Co.	7.500%	4/1/31	625	773
Kroger Co.	6.900%	4/15/38	625	751
Laboratory Corp. of America Holdings	5.500%	2/1/13	425	439
Laboratory Corp. of America Holdings	5.625%	12/15/15	850	871
Lorillard Tobacco Co.	8.125%	6/23/19	7,550	8,564
McKesson Corp.	7.750%	2/1/12	450	501
McKesson Corp.	5.250%	3/1/13	3,450	3,610
Medco Health Solutions Inc.	6.125%	3/15/13	100	108
Medco Health Solutions Inc.	7.250%	8/15/13	925	1,030
Medco Health Solutions Inc.	7.125%	3/15/18	2,225	2,522
Medtronic Inc.	4.750%	9/15/15	1,775	1,887
Merck & Co. Inc./NJ	1.875%	6/30/11	3,000	3,041
Merck & Co. Inc./NJ	5.125%	11/15/11	725	785
Merck & Co. Inc./NJ	4.375%	2/15/13	1,225	1,279
Merck & Co. Inc./NJ	4.750%	3/1/15	1,200	1,296
Merck & Co. Inc./NJ	4.000%	6/30/15	2,000	2,093
Merck & Co. Inc./NJ	5.000%	6/30/19	1,650	1,755
Merck & Co. Inc./NJ	6.400%	3/1/28	1,525	1,793
Merck & Co. Inc./NJ	5.950%	12/1/28	775	872
Merck & Co. Inc./NJ	5.750%	11/15/36	325	365
Merck & Co. Inc./NJ	5.850%	6/30/39	6,225	6,938
Novant Health Inc.	5.850%	11/1/19	2,125	2,172
Novartis Capital Corp.	4.125%	2/10/14	6,525	6,879
Novartis Securities Investment Ltd.	5.125%	2/10/19	4,825	5,126
Pepsi Bottling Group Inc.	7.000%	3/1/29	5,325	6,564
PepsiAmericas Inc.	5.750%	7/31/12	1,050	1,159
PepsiAmericas Inc.	4.375%	2/15/14	100	105
PepsiAmericas Inc.	4.875%	1/15/15	100	108
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,462
PepsiCo Inc./NC	5.150%	5/15/12	800	870
PepsiCo Inc./NC	4.650%	2/15/13	2,900	3,124
PepsiCo Inc./NC	3.750%	3/1/14	6,150	6,407
PepsiCo Inc./NC	5.000%	6/1/18	3,025	3,236
PepsiCo Inc./NC	7.900%	11/1/18	1,150	1,458
Pfizer Inc.	4.450%	3/15/12	10,750	11,409
Pfizer Inc.	5.350%	3/15/15	5,200	5,728

Pfizer Inc.	6.200%	3/15/19	6,850	7,723
Pfizer Inc.	7.200%	3/15/39	4,050	5,114
Pharmacia Corp.	6.500%	12/1/18	200	229
Pharmacia Corp.	6.600%	12/1/28	625	722
Philip Morris International Inc.	4.875%	5/16/13	3,150	3,350
Philip Morris International Inc.	6.875%	3/17/14	3,900	4,445
Philip Morris International Inc.	5.650%	5/16/18	2,950	3,156
Philip Morris International Inc.	6.375%	5/16/38	2,650	3,068
3 Procter & Gamble - Esop	9.360%	1/1/21	3,176	3,917
Procter & Gamble Co.	4.600%	1/15/14	1,300	1,399
Procter & Gamble Co.	4.950%	8/15/14	850	932
Procter & Gamble Co.	3.500%	2/15/15	2,000	2,063
Procter & Gamble Co.	4.700%	2/15/19	1,775	1,862
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,201
Procter & Gamble Co.	5.800%	8/15/34	250	278
Procter & Gamble Co.	5.550%	3/5/37	2,950	3,187
Quest Diagnostics Inc./DE	5.450%	11/1/15	1,800	1,908
Quest Diagnostics Inc./DE	6.400%	7/1/17	175	190
Quest Diagnostics Inc./DE	6.950%	7/1/37	1,225	1,438
Reynolds American Inc.	7.250%	6/1/12	1,500	1,605
Reynolds American Inc.	7.250%	6/1/13	1,575	1,709
Reynolds American Inc.	7.625%	6/1/16	850	909
Reynolds American Inc.	6.750%	6/15/17	1,275	1,304
Reynolds American Inc.	7.250%	6/15/37	1,525	1,494
Safeway Inc.	6.500%	3/1/11	4,350	4,627
Safeway Inc.	5.800%	8/15/12	975	1,059
Safeway Inc.	6.250%	3/15/14	3,350	3,718
Safeway Inc.	6.350%	8/15/17	325	362
Safeway Inc.	7.250%	2/1/31	1,825	2,237
Sara Lee Corp.	6.125%	11/1/32	2,175	2,215
5 Schering-Plough Corp.	5.550%	12/1/13	500	549
Schering-Plough Corp.	6.000%	9/15/17	2,300	2,581
Schering-Plough Corp.	6.750%	12/1/33	4,675	5,697
Schering-Plough Corp.	6.550%	9/15/37	4,425	5,265
St. Jude Medical Inc.	3.750%	7/15/14	2,875	2,924
St. Jude Medical Inc.	4.875%	7/15/19	500	518
Sysco Corp.	4.200%	2/12/13	625	651
Sysco Corp.	5.250%	2/12/18	3,875	4,137
Sysco Corp.	5.375%	9/21/35	1,400	1,425
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	550	592
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	2,425	2,643
Unilever Capital Corp.	7.125%	11/1/10	3,400	3,619
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,580
Unilever Capital Corp.	4.800%	2/15/19	700	735
UST Inc.	6.625%	7/15/12	200	219
UST Inc.	5.750%	3/1/18	1,000	990
Whirlpool Corp.	5.500%	3/1/13	4,075	4,150
Whirlpool Corp.	8.600%	5/1/14	900	1,011
Wyeth	6.950%	3/15/11	875	942
Wyeth	5.500%	3/15/13	2,750	2,993
Wyeth	5.500%	2/1/14	1,350	1,476
Wyeth	5.500%	2/15/16	7,500	8,140
Wyeth	5.450%	4/1/17	2,950	3,199
Wyeth	6.450%	2/1/24	525	599
Wyeth	6.500%	2/1/34	1,450	1,720
Wyeth	6.000%	2/15/36	2,025	2,254
Wyeth	5.950%	4/1/37	250	273

Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	425	508
Anadarko Finance Co.	6.750%	5/1/11	1,450	1,545
Anadarko Finance Co.	7.500%	5/1/31	200	221
Anadarko Petroleum Corp.	7.625%	3/15/14	1,950	2,226
Anadarko Petroleum Corp.	5.750%	6/15/14	800	861
Anadarko Petroleum Corp.	5.950%	9/15/16	1,475	1,565
Anadarko Petroleum Corp.	6.950%	6/15/19	500	556
Anadarko Petroleum Corp.	6.450%	9/15/36	9,025	9,383
Anadarko Petroleum Corp.	7.950%	6/15/39	825	994
Apache Corp.	6.250%	4/15/12	875	967
Apache Corp.	5.250%	4/15/13	300	326
Apache Corp.	6.000%	9/15/13	1,925	2,163
Apache Corp.	5.625%	1/15/17	250	272
Apache Corp.	6.900%	9/15/18	3,450	4,094
Apache Corp.	6.000%	1/15/37	1,550	1,730
Apache Finance Canada Corp.	7.750%	12/15/29	400	521
Baker Hughes Inc.	7.500%	11/15/18	325	394
Baker Hughes Inc.	6.875%	1/15/29	300	347
BJ Services Co.	6.000%	6/1/18	850	890
BP Capital Markets PLC	3.125%	3/10/12	200	207
BP Capital Markets PLC	5.250%	11/7/13	4,225	4,629
BP Capital Markets PLC	3.625%	5/8/14	3,650	3,772
BP Capital Markets PLC	3.875%	3/10/15	3,675	3,787
BP Capital Markets PLC	4.750%	3/10/19	5,300	5,564
Burlington Resources Finance Co.	6.680%	2/15/11	1,400	1,499
Burlington Resources Finance Co.	6.500%	12/1/11	1,400	1,549
Burlington Resources Finance Co.	7.200%	8/15/31	300	358
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,140
Cameron International Corp.	6.375%	7/15/18	225	240
Cameron International Corp.	7.000%	7/15/38	100	111
Canadian Natural Resources Ltd.	5.450%	10/1/12	1,175	1,254
Canadian Natural Resources Ltd.	5.150%	2/1/13	475	502
Canadian Natural Resources Ltd.	4.900%	12/1/14	1,675	1,768
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,236
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,125
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,167
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,350	2,582
Canadian Natural Resources Ltd.	6.250%	3/15/38	650	693
Canadian Natural Resources Ltd.	6.750%	2/1/39	250	285
4 Cenovus Energy Inc.	4.500%	9/15/14	1,875	1,922
4 Cenovus Energy Inc.	5.700%	10/15/19	1,050	1,082
4 Cenovus Energy Inc.	6.750%	11/15/39	2,850	3,075
Chevron Corp.	3.450%	3/3/12	1,825	1,898
Chevron Corp.	3.950%	3/3/14	2,775	2,917
Chevron Corp.	4.950%	3/3/19	2,800	2,983
Conoco Funding Co.	6.350%	10/15/11	4,200	4,607
Conoco Funding Co.	7.250%	10/15/31	200	240
ConocoPhillips	4.750%	2/1/14	1,650	1,783
ConocoPhillips	4.600%	1/15/15	1,100	1,171
ConocoPhillips	5.750%	2/1/19	7,775	8,429
ConocoPhillips	6.000%	1/15/20	875	966
ConocoPhillips	5.900%	10/15/32	425	450
ConocoPhillips	6.500%	2/1/39	2,200	2,537
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	1,975	2,136
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	4,984
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,325	1,408
ConocoPhillips Holding Co.	6.950%	4/15/29	1,350	1,583

Devon Energy Corp.	5.625%	1/15/14	1,475	1,596
Devon Energy Corp.	7.950%	4/15/32	550	690
Devon Financing Corp. ULC	6.875%	9/30/11	2,950	3,212
Devon Financing Corp. ULC	7.875%	9/30/31	3,275	4,020
Diamond Offshore Drilling Inc.	4.875%	7/1/15	225	235
Diamond Offshore Drilling Inc.	5.875%	5/1/19	850	916
EnCana Corp.	5.900%	12/1/17	2,100	2,244
EnCana Corp.	7.200%	11/1/31	1,800	2,087
EnCana Corp.	6.500%	8/15/34	2,925	3,194
EnCana Corp.	6.625%	8/15/37	1,250	1,383
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,450	3,761
EOG Resources Inc.	6.125%	10/1/13	575	643
EOG Resources Inc.	5.875%	9/15/17	1,900	2,105
EOG Resources Inc.	5.625%	6/1/19	3,350	3,668
Global Marine Inc.	7.000%	6/1/28	850	940
Halliburton Co.	6.150%	9/15/19	4,975	5,582
Halliburton Co.	6.700%	9/15/38	3,500	4,078
Halliburton Co.	7.450%	9/15/39	525	661
Hess Corp.	6.650%	8/15/11	1,675	1,801
Hess Corp.	8.125%	2/15/19	3,900	4,670
Hess Corp.	7.875%	10/1/29	1,950	2,273
Hess Corp.	7.125%	3/15/33	1,375	1,496
Husky Energy Inc.	6.250%	6/15/12	725	785
Husky Energy Inc.	5.900%	6/15/14	7,025	7,587
Husky Energy Inc.	6.150%	6/15/19	200	215
Husky Energy Inc.	7.250%	12/15/19	1,225	1,404
Husky Energy Inc.	6.800%	9/15/37	875	956
Kerr-McGee Corp.	6.875%	9/15/11	1,950	2,108
Kerr-McGee Corp.	6.950%	7/1/24	3,300	3,514
Kerr-McGee Corp.	7.875%	9/15/31	875	1,004
Lasmo USA Inc.	7.300%	11/15/27	175	206
Marathon Global Funding Corp.	6.000%	7/1/12	1,000	1,077
Marathon Oil Corp.	6.125%	3/15/12	825	897
Marathon Oil Corp.	6.000%	10/1/17	3,750	3,955
Marathon Oil Corp.	5.900%	3/15/18	1,350	1,413
Marathon Oil Corp.	6.600%	10/1/37	200	212
Nabors Industries Inc.	6.150%	2/15/18	2,650	2,640
Nabors Industries Inc.	9.250%	1/15/19	1,375	1,634
Nexen Inc.	5.050%	11/20/13	5,516	5,736
Nexen Inc.	5.650%	5/15/17	850	847
Nexen Inc.	7.875%	3/15/32	325	359
Nexen Inc.	5.875%	3/10/35	100	91
Nexen Inc.	6.400%	5/15/37	2,850	2,765
Nexen Inc.	7.500%	7/30/39	3,400	3,694
Noble Energy Inc.	8.250%	3/1/19	3,000	3,610
Noble Energy Inc.	8.000%	4/1/27	275	316
Occidental Petroleum Corp.	4.250%	3/15/10	575	586
Occidental Petroleum Corp.	6.750%	1/15/12	1,675	1,855
Occidental Petroleum Corp.	7.000%	11/1/13	3,100	3,590
PC Financial Partnership	5.000%	11/15/14	900	934
Petro-Canada	4.000%	7/15/13	1,325	1,329
Petro-Canada	6.050%	5/15/18	1,050	1,095
Petro-Canada	7.875%	6/15/26	500	584
Petro-Canada	7.000%	11/15/28	475	515
Petro-Canada	5.350%	7/15/33	1,425	1,268
Petro-Canada	5.950%	5/15/35	2,100	2,060
Petro-Canada	6.800%	5/15/38	525	560
Questar Market Resources Inc.	6.050%	9/1/16	975	983

Questar Market Resources Inc.	6.800%	3/1/20	1,750	1,815
Rowan Cos. Inc.	7.875%	8/1/19	875	934
Shell International Finance BV	5.625%	6/27/11	550	593
Shell International Finance BV	4.950%	3/22/12	1,025	1,106
Shell International Finance BV	4.000%	3/21/14	3,150	3,302
Shell International Finance BV	3.250%	9/22/15	3,750	3,764
Shell International Finance BV	5.200%	3/22/17	975	1,046
Shell International Finance BV	4.300%	9/22/19	4,500	4,515
Shell International Finance BV	6.375%	12/15/38	7,525	8,925
Smith International Inc.	9.750%	3/15/19	5,000	6,158
Statoilhydro ASA	3.875%	4/15/14	1,250	1,309
Statoilhydro ASA	5.250%	4/15/19	1,375	1,481
StatoilHydro ASA	7.250%	9/23/27	1,975	2,432
4 Statoilhydro ASA	6.500%	12/1/28	225	250
StatoilHydro ASA	7.150%	1/15/29	900	1,104
Suncor Energy Inc.	6.100%	6/1/18	1,100	1,159
Suncor Energy Inc.	7.150%	2/1/32	425	468
Suncor Energy Inc.	5.950%	12/1/34	175	172
Suncor Energy Inc.	6.500%	6/15/38	8,950	9,373
Suncor Energy Inc.	6.850%	6/1/39	3,700	4,047
Sunoco Inc.	4.875%	10/15/14	500	505
Sunoco Inc.	5.750%	1/15/17	725	710
Talisman Energy Inc.	5.125%	5/15/15	375	377
Talisman Energy Inc.	7.750%	6/1/19	900	1,059
Talisman Energy Inc.	7.250%	10/15/27	200	217
Talisman Energy Inc.	5.850%	2/1/37	1,975	1,824
Tosco Corp.	8.125%	2/15/30	4,950	6,316
Transocean Inc.	5.250%	3/15/13	1,125	1,190
Transocean Inc.	6.000%	3/15/18	1,875	2,002
Transocean Inc.	7.500%	4/15/31	775	920
Transocean Inc.	6.800%	3/15/38	1,600	1,835
Valero Energy Corp.	6.875%	4/15/12	4,375	4,714
Valero Energy Corp.	4.750%	6/15/13	2,400	2,407
Valero Energy Corp.	9.375%	3/15/19	1,575	1,835
Valero Energy Corp.	7.500%	4/15/32	1,725	1,698
Valero Energy Corp.	6.625%	6/15/37	6,400	5,684
Weatherford International Inc.	5.950%	6/15/12	200	215
Weatherford International Inc.	6.350%	6/15/17	4,625	4,926
Weatherford International Inc.	6.800%	6/15/37	525	549
Weatherford International Ltd.	5.150%	3/15/13	325	343
Weatherford International Ltd.	6.000%	3/15/18	525	546
Weatherford International Ltd.	9.625%	3/1/19	4,600	5,652
Weatherford International Ltd.	6.500%	8/1/36	2,750	2,840
Weatherford International Ltd.	7.000%	3/15/38	425	455
XTO Energy Inc.	5.900%	8/1/12	1,525	1,648
XTO Energy Inc.	6.250%	4/15/13	2,175	2,367
XTO Energy Inc.	5.750%	12/15/13	2,200	2,382
XTO Energy Inc.	4.900%	2/1/14	600	628
XTO Energy Inc.	5.000%	1/31/15	500	525
XTO Energy Inc.	6.250%	8/1/17	3,250	3,513
XTO Energy Inc.	6.500%	12/15/18	2,075	2,288
XTO Energy Inc.	6.100%	4/1/36	350	359
XTO Energy Inc.	6.750%	8/1/37	2,775	3,096
XTO Energy Inc.	6.375%	6/15/38	425	453

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	850	910

Technology (0.7%)
Agilent Technologies Inc.	4.450%	9/14/12	175	178
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,326
Agilent Technologies Inc.	6.500%	11/1/17	2,725	2,801
Analog Devices Inc.	5.000%	7/1/14	1,200	1,264
Avnet Inc.	6.625%	9/15/16	225	236
BMC Software Inc.	7.250%	6/1/18	825	896
Cisco Systems Inc.	5.250%	2/22/11	10,450	11,037
Cisco Systems Inc.	5.500%	2/22/16	1,625	1,784
Cisco Systems Inc.	4.950%	2/15/19	1,850	1,936
Cisco Systems Inc.	5.900%	2/15/39	5,800	6,272
Computer Sciences Corp.	5.500%	3/15/13	425	447
Computer Sciences Corp.	6.500%	3/15/18	100	110
Corning Inc.	6.625%	5/15/19	275	301
Corning Inc.	7.250%	8/15/36	100	104
Dell Inc.	3.375%	6/15/12	475	492
Dell Inc.	4.700%	4/15/13	2,025	2,164
Dell Inc.	5.650%	4/15/18	1,100	1,153
Dell Inc.	5.875%	6/15/19	1,000	1,070
Dell Inc.	6.500%	4/15/38	1,200	1,248
Dun & Bradstreet Corp.	6.000%	4/1/13	1,275	1,322
Electronic Data Systems LLC	7.125%	10/15/09	225	225
Electronic Data Systems LLC	6.000%	8/1/13	1,775	1,984
Equifax Inc.	6.300%	7/1/17	425	435
Equifax Inc.	7.000%	7/1/37	600	611
Fiserv Inc.	6.125%	11/20/12	2,875	3,131
Fiserv Inc.	6.800%	11/20/17	2,150	2,360
Harris Corp.	5.000%	10/1/15	1,275	1,325
Harris Corp.	6.375%	6/15/19	250	275
Hewlett-Packard Co.	2.250%	5/27/11	1,800	1,836
Hewlett-Packard Co.	4.250%	2/24/12	475	502
Hewlett-Packard Co.	6.500%	7/1/12	425	475
Hewlett-Packard Co.	4.500%	3/1/13	3,925	4,172
Hewlett-Packard Co.	6.125%	3/1/14	5,575	6,275
Hewlett-Packard Co.	4.750%	6/2/14	725	776
Hewlett-Packard Co.	5.400%	3/1/17	975	1,051
Hewlett-Packard Co.	5.500%	3/1/18	7,325	7,957
IBM International Group Capital LLC	5.050%	10/22/12	5,175	5,643
International Business Machines Corp.	4.950%	3/22/11	925	976
International Business Machines Corp.	7.500%	6/15/13	1,200	1,397
International Business Machines Corp.	5.700%	9/14/17	14,600	16,079
International Business Machines Corp.	7.000%	10/30/25	350	427
International Business Machines Corp.	6.220%	8/1/27	1,975	2,245
International Business Machines Corp.	6.500%	1/15/28	100	116
International Business Machines Corp.	5.875%	11/29/32	225	247
International Business Machines Corp.	8.000%	10/15/38	2,450	3,394
International Business Machines Corp.	7.125%	12/1/96	1,550	1,852
International Game Technology	7.500%	6/15/19	875	970
Intuit Inc.	5.400%	3/15/12	750	791
Intuit Inc.	5.750%	3/15/17	575	599
Lexmark International Inc.	5.900%	6/1/13	925	920
Lexmark International Inc.	6.650%	6/1/18	1,700	1,640
Microsoft Corp.	2.950%	6/1/14	2,550	2,582
Microsoft Corp.	4.200%	6/1/19	375	386
Microsoft Corp.	5.200%	6/1/39	3,175	3,234

Motorola Inc.	7.625%	11/15/10	200	209
Motorola Inc.	8.000%	11/1/11	100	107
Motorola Inc.	5.375%	11/15/12	1,650	1,669
Motorola Inc.	6.000%	11/15/17	325	311
Motorola Inc.	7.500%	5/15/25	300	272
Motorola Inc.	6.500%	9/1/25	350	296
Motorola Inc.	6.500%	11/15/28	225	187
Motorola Inc.	6.625%	11/15/37	875	741
Nokia OYJ	5.375%	5/15/19	4,050	4,257
Nokia OYJ	6.625%	5/15/39	750	860
Oracle Corp.	5.000%	1/15/11	2,050	2,150
Oracle Corp.	4.950%	4/15/13	3,625	3,903
Oracle Corp.	3.750%	7/8/14	3,050	3,163
Oracle Corp.	5.250%	1/15/16	4,925	5,347
Oracle Corp.	5.750%	4/15/18	4,975	5,438
Oracle Corp.	5.000%	7/8/19	2,800	2,942
Oracle Corp.	6.500%	4/15/38	1,575	1,839
Oracle Corp.	6.125%	7/8/39	7,575	8,509
Pitney Bowes Inc.	4.625%	10/1/12	150	160
Pitney Bowes Inc.	3.875%	6/15/13	1,325	1,356
Pitney Bowes Inc.	4.875%	8/15/14	100	105
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,595
Pitney Bowes Inc.	5.750%	9/15/17	950	1,025
Pitney Bowes Inc.	4.750%	5/15/18	100	101
Pitney Bowes Inc.	5.250%	1/15/37	100	103
Science Applications International Corp.	6.250%	7/1/12	375	412
Science Applications International Corp.	5.500%	7/1/33	475	420
Xerox Capital Trust I	8.000%	2/1/27	1,575	1,520
Xerox Corp.	7.125%	6/15/10	1,400	1,445
Xerox Corp.	6.875%	8/15/11	700	746
Xerox Corp.	5.500%	5/15/12	1,125	1,173
Xerox Corp.	7.625%	6/15/13	1,125	1,158
Xerox Corp.	8.250%	5/15/14	4,550	5,140
Xerox Corp.	6.400%	3/15/16	1,525	1,598
Xerox Corp.	6.750%	2/1/17	1,100	1,171
Xerox Corp.	6.350%	5/15/18	2,950	3,057

Transportation (0.3%)
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	825	899
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	100	106
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	1,200	1,307
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	750	818
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	2,025	2,179
Burlington Northern Santa Fe Corp.	5.750%	3/15/18	850	924
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	1,700	1,992
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	1,300	1,463
Canadian National Railway Co.	6.375%	10/15/11	425	465
Canadian National Railway Co.	4.400%	3/15/13	875	920
Canadian National Railway Co.	4.950%	1/15/14	125	135
Canadian National Railway Co.	5.800%	6/1/16	200	218
Canadian National Railway Co.	5.850%	11/15/17	350	388
Canadian National Railway Co.	6.900%	7/15/28	100	121
Canadian National Railway Co.	6.250%	8/1/34	575	663
Canadian National Railway Co.	6.200%	6/1/36	975	1,123
Canadian Pacific Railway Co.	7.125%	10/15/31	200	226
Canadian Pacific Railway Co.	5.950%	5/15/37	325	325
Con-way Inc.	6.700%	5/1/34	2,475	2,008

3 Continental Airlines Inc.	6.648%	9/15/17	2,505	2,354
3 Continental Airlines Inc.	6.900%	1/2/18	936	875
3 Continental Airlines Inc.	6.545%	2/2/19	80	77
3 Continental Airlines Inc.	5.983%	4/19/22	325	312
CSX Corp.	6.750%	3/15/11	1,200	1,285
CSX Corp.	6.300%	3/15/12	700	759
CSX Corp.	5.500%	8/1/13	1,900	2,027
CSX Corp.	6.250%	4/1/15	625	693
CSX Corp.	5.600%	5/1/17	450	471
CSX Corp.	7.900%	5/1/17	175	208
CSX Corp.	6.250%	3/15/18	100	109
CSX Corp.	7.375%	2/1/19	7,550	8,899
CSX Corp.	7.950%	5/1/27	100	122
CSX Corp.	6.000%	10/1/36	1,675	1,737
CSX Corp.	6.150%	5/1/37	900	952
CSX Corp.	7.450%	4/1/38	525	645
Delta Air Lines Inc.	7.111%	9/18/11	1,125	1,097
3 Delta Air Lines Inc.	6.821%	8/10/22	1,775	1,650
Norfolk Southern Corp.	6.750%	2/15/11	2,400	2,561
Norfolk Southern Corp.	5.257%	9/17/14	1,845	1,995
4 Norfolk Southern Corp.	5.750%	1/15/16	775	829
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,801
Norfolk Southern Corp.	5.750%	4/1/18	425	464
Norfolk Southern Corp.	5.590%	5/17/25	100	103
Norfolk Southern Corp.	7.800%	5/15/27	1,280	1,618
Norfolk Southern Corp.	5.640%	5/17/29	525	547
Norfolk Southern Corp.	7.050%	5/1/37	2,900	3,673
Norfolk Southern Corp.	7.900%	5/15/97	600	746
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,053
Ryder System Inc.	5.950%	5/2/11	428	448
Ryder System Inc.	5.850%	3/1/14	600	631
Ryder System Inc.	7.200%	9/1/15	1,250	1,336
Ryder System Inc.	5.850%	11/1/16	525	531
Southwest Airlines Co.	6.500%	3/1/12	2,300	2,416
Southwest Airlines Co.	5.250%	10/1/14	100	101
Southwest Airlines Co.	5.750%	12/15/16	1,125	1,118
Southwest Airlines Co.	5.125%	3/1/17	250	233
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	854	851
Union Pacific Corp.	6.650%	1/15/11	1,275	1,345
Union Pacific Corp.	6.500%	4/15/12	700	769
Union Pacific Corp.	5.450%	1/31/13	1,325	1,422
Union Pacific Corp.	5.375%	5/1/14	425	460
Union Pacific Corp.	7.000%	2/1/16	100	114
Union Pacific Corp.	5.650%	5/1/17	1,150	1,230
Union Pacific Corp.	5.750%	11/15/17	2,175	2,342
Union Pacific Corp.	5.700%	8/15/18	2,650	2,839
Union Pacific Corp.	7.875%	1/15/19	3,125	3,849
Union Pacific Corp.	6.625%	2/1/29	400	458
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	450	482
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,724
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,405
United Parcel Service Inc.	5.125%	4/1/19	1,125	1,210

United Parcel Service Inc.	6.200%	1/15/38	1,450	1,688
				2,494,912

Utilities (2.1%)
Electric (1.5%)
AEP Texas Central Co.	6.650%	2/15/33	800	860
Alabama Power Co.	4.850%	12/15/12	525	570
Alabama Power Co.	5.500%	10/15/17	1,325	1,450
Alabama Power Co.	6.125%	5/15/38	1,000	1,129
Alabama Power Co.	6.000%	3/1/39	1,000	1,112
American Water Capital Corp.	6.085%	10/15/17	2,425	2,563
American Water Capital Corp.	6.593%	10/15/37	1,875	1,960
Appalachian Power Co.	5.800%	10/1/35	250	250
Appalachian Power Co.	7.000%	4/1/38	3,075	3,564
Arizona Public Service Co.	6.375%	10/15/11	200	212
Arizona Public Service Co.	5.800%	6/30/14	100	104
Arizona Public Service Co.	4.650%	5/15/15	400	395
Arizona Public Service Co.	5.500%	9/1/35	100	85
Baltimore Gas & Electric Co.	5.900%	10/1/16	1,225	1,311
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	211
Carolina Power & Light Co.	6.500%	7/15/12	1,175	1,301
Carolina Power & Light Co.	5.125%	9/15/13	1,825	1,983
Carolina Power & Light Co.	5.300%	1/15/19	375	408
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	4,275	4,532
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	100	108
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	1,350	1,536
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	111
CenterPoint Energy Inc.	6.500%	5/1/18	150	151
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	516
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,159
Columbus Southern Power Co.	5.850%	10/1/35	1,750	1,751
Commonwealth Edison Co.	6.150%	3/15/12	650	704
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,272
Commonwealth Edison Co.	6.150%	9/15/17	9,200	10,167
Commonwealth Edison Co.	5.800%	3/15/18	1,075	1,159
Commonwealth Edison Co.	5.875%	2/1/33	100	108
Commonwealth Edison Co.	5.900%	3/15/36	200	214
Commonwealth Edison Co.	6.450%	1/15/38	850	965
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,593
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	950	997
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	475	514
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,390
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	5,778
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	543
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	700	744
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	975	1,085
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	2,000	2,255
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	625	737
Consolidated Natural Gas Co.	6.250%	11/1/11	2,675	2,890
Consolidated Natural Gas Co.	5.000%	12/1/14	1,275	1,359
Constellation Energy Group Inc.	7.000%	4/1/12	350	377
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	4,670
Constellation Energy Group Inc.	7.600%	4/1/32	700	752
Consumers Energy Co.	5.000%	2/15/12	725	762
Consumers Energy Co.	5.375%	4/15/13	1,250	1,340
Consumers Energy Co.	5.500%	8/15/16	800	834
Consumers Energy Co.	6.700%	9/15/19	1,350	1,556
Consumers Energy Co.	5.650%	4/15/20	200	215
Detroit Edison Co.	6.125%	10/1/10	775	814
Detroit Edison Co.	5.700%	10/1/37	425	437
Dominion Resources Inc./VA	4.750%	12/15/10	875	911

Dominion Resources Inc./VA	6.250%	6/30/12	725	790
Dominion Resources Inc./VA	5.700%	9/17/12	300	328
Dominion Resources Inc./VA	5.150%	7/15/15	2,725	2,895
Dominion Resources Inc./VA	6.000%	11/30/17	1,750	1,908
Dominion Resources Inc./VA	6.400%	6/15/18	300	338
Dominion Resources Inc./VA	6.300%	3/15/33	350	377
Dominion Resources Inc./VA	5.250%	8/1/33	825	848
Dominion Resources Inc./VA	5.950%	6/15/35	2,375	2,522
3 Dominion Resources Inc./VA	7.500%	6/30/66	950	858
3 Dominion Resources Inc./VA	6.300%	9/30/66	800	632
DTE Energy Co.	7.050%	6/1/11	1,575	1,681
DTE Energy Co.	6.375%	4/15/33	100	91
Duke Energy Carolinas LLC	6.250%	1/15/12	2,575	2,813
Duke Energy Carolinas LLC	5.750%	11/15/13	100	111
Duke Energy Carolinas LLC	6.000%	12/1/28	425	463
Duke Energy Carolinas LLC	6.450%	10/15/32	825	969
Duke Energy Carolinas LLC	6.100%	6/1/37	3,050	3,432
Duke Energy Carolinas LLC	6.000%	1/15/38	200	226
Duke Energy Carolinas LLC	6.050%	4/15/38	775	873
Duke Energy Corp.	5.050%	9/15/19	3,775	3,802
Duke Energy Indiana Inc.	5.000%	9/15/13	275	290
Duke Energy Indiana Inc.	6.050%	6/15/16	100	110
Duke Energy Indiana Inc.	6.120%	10/15/35	325	360
Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	3,179
Duke Energy Ohio Inc.	5.700%	9/15/12	1,175	1,285
El Paso Electric Co.	6.000%	5/15/35	600	526
Empresa Nacional de Electricidad SA/Chile	8.350%	8/1/13	625	718
Energy East Corp.	6.750%	6/15/12	1,700	1,876
Energy East Corp.	6.750%	7/15/36	1,375	1,570
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,900	3,057
Entergy Louisiana LLC	6.500%	9/1/18	425	446
Exelon Corp.	4.900%	6/15/15	1,500	1,561
Exelon Corp.	5.625%	6/15/35	200	193
FirstEnergy Corp.	6.450%	11/15/11	489	528
FirstEnergy Corp.	7.375%	11/15/31	5,360	6,010
Florida Power & Light Co.	4.850%	2/1/13	625	667
Florida Power & Light Co.	5.550%	11/1/17	675	749
Florida Power & Light Co.	5.950%	10/1/33	225	256
Florida Power & Light Co.	5.625%	4/1/34	1,400	1,513
Florida Power & Light Co.	4.950%	6/1/35	250	252
Florida Power & Light Co.	5.400%	9/1/35	425	453
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,244
Florida Power & Light Co.	5.650%	2/1/37	1,425	1,563
Florida Power & Light Co.	5.850%	5/1/37	675	766
Florida Power & Light Co.	5.950%	2/1/38	2,200	2,498
Florida Power Corp.	4.800%	3/1/13	3,075	3,290
Florida Power Corp.	5.650%	6/15/18	1,175	1,293
Florida Power Corp.	6.350%	9/15/37	1,375	1,635
Florida Power Corp.	6.400%	6/15/38	6,050	7,180
FPL Group Capital Inc.	5.625%	9/1/11	3,025	3,249
FPL Group Capital Inc.	5.350%	6/15/13	3,725	3,976
3 FPL Group Capital Inc.	6.350%	10/1/66	675	614
3 FPL Group Capital Inc.	6.650%	6/15/67	1,075	995
Georgia Power Co.	5.700%	6/1/17	525	579
Georgia Power Co.	5.650%	3/1/37	100	104
Georgia Power Co.	5.950%	2/1/39	6,025	6,655
Illinois Power Co.	6.125%	11/15/17	550	589
Illinois Power Co.	6.250%	4/1/18	1,275	1,343

Indiana Michigan Power Co.	7.000%	3/15/19	550	636
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,030
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,238
Interstate Power & Light Co.	6.250%	7/15/39	925	1,034
Jersey Central Power & Light Co.	5.625%	5/1/16	1,025	1,087
Jersey Central Power & Light Co.	5.650%	6/1/17	775	819
Kansas City Power & Light Co.	6.050%	11/15/35	525	532
Kansas Gas & Electric	5.647%	3/29/21	100	101
MidAmerican Energy Co.	5.650%	7/15/12	925	1,002
MidAmerican Energy Co.	5.125%	1/15/13	1,700	1,803
MidAmerican Energy Co.	5.950%	7/15/17	900	978
MidAmerican Energy Co.	5.300%	3/15/18	100	105
MidAmerican Energy Co.	6.750%	12/30/31	1,550	1,831
MidAmerican Energy Co.	5.750%	11/1/35	575	607
MidAmerican Energy Holdings Co.	5.875%	10/1/12	2,075	2,261
MidAmerican Energy Holdings Co.	5.000%	2/15/14	425	449
MidAmerican Energy Holdings Co.	5.750%	4/1/18	1,275	1,376
MidAmerican Energy Holdings Co.	8.480%	9/15/28	100	131
MidAmerican Energy Holdings Co.	6.125%	4/1/36	9,050	9,745
MidAmerican Energy Holdings Co.	5.950%	5/15/37	3,400	3,592
MidAmerican Energy Holdings Co.	6.500%	9/15/37	200	231
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	5,900	6,546
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	100	101
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	1,725	1,883
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	3,375	3,583
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	175	184
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,525	1,613
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	3,500	4,615
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	975	1,127
Nevada Power Co.	7.125%	3/15/19	700	799
Nevada Power Co.	6.750%	7/1/37	325	360
4 Niagara Mohawk Power Corp.	4.881%	8/15/19	2,600	2,656
NiSource Finance Corp.	6.150%	3/1/13	100	105
NiSource Finance Corp.	5.400%	7/15/14	425	433
NiSource Finance Corp.	5.250%	9/15/17	650	604
NiSource Finance Corp.	6.400%	3/15/18	200	204
NiSource Finance Corp.	5.450%	9/15/20	675	632
Northern States Power Co./MN	5.250%	3/1/18	625	671
Northern States Power Co./MN	5.250%	7/15/35	100	101
Northern States Power Co./MN	6.250%	6/1/36	525	604
Northern States Power Co./MN	6.200%	7/1/37	750	860
NSTAR Electric Co.	4.875%	4/15/14	625	672
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,274
Ohio Edison Co.	6.400%	7/15/16	1,275	1,391
Ohio Power Co.	5.750%	9/1/13	2,025	2,173
Ohio Power Co.	6.000%	6/1/16	1,050	1,133
Oncor Electric Delivery Co.	6.375%	5/1/12	1,225	1,334
Oncor Electric Delivery Co.	6.375%	1/15/15	2,150	2,397
Oncor Electric Delivery Co.	7.000%	9/1/22	100	113
Oncor Electric Delivery Co.	7.000%	5/1/32	1,000	1,193

Oncor Electric Delivery Co.	7.250%	1/15/33	1,150	1,422
Oncor Electric Delivery Co.	7.500%	9/1/38	1,800	2,303
Pacific Gas & Electric Co.	4.200%	3/1/11	6,450	6,675
Pacific Gas & Electric Co.	4.800%	3/1/14	1,950	2,082
Pacific Gas & Electric Co.	5.625%	11/30/17	1,125	1,226
Pacific Gas & Electric Co.	8.250%	10/15/18	1,725	2,192
Pacific Gas & Electric Co.	6.050%	3/1/34	6,575	7,297
Pacific Gas & Electric Co.	5.800%	3/1/37	2,225	2,430
PacifiCorp	6.900%	11/15/11	1,950	2,163
PacifiCorp	7.700%	11/15/31	475	628
PacifiCorp	5.250%	6/15/35	125	125
PacifiCorp	6.250%	10/15/37	200	230
PECO Energy Co.	5.350%	3/1/18	575	615
Pennsylvania Electric Co.	6.050%	9/1/17	750	808
Pennsylvania Electric Co.	5.200%	4/1/20	2,250	2,242
Pennsylvania Electric Co.	6.150%	10/1/38	2,250	2,254
Pepco Holdings Inc.	6.450%	8/15/12	2,275	2,448
Pepco Holdings Inc.	7.450%	8/15/32	425	454
Potomac Electric Power Co.	6.500%	11/15/37	1,200	1,400
PPL Electric Utilities Corp.	6.250%	5/15/39	2,550	2,932
PPL Energy Supply LLC	6.400%	11/1/11	3,475	3,732
PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,068
PPL Energy Supply LLC	5.400%	8/15/14	200	210
PPL Energy Supply LLC	6.200%	5/15/16	674	721
PPL Energy Supply LLC	6.500%	5/1/18	525	570
Progress Energy Inc.	7.100%	3/1/11	2,275	2,422
Progress Energy Inc.	6.850%	4/15/12	525	578
Progress Energy Inc.	6.050%	3/15/14	625	686
Progress Energy Inc.	5.625%	1/15/16	600	641
Progress Energy Inc.	7.050%	3/15/19	425	494
Progress Energy Inc.	7.750%	3/1/31	625	792
Progress Energy Inc.	7.000%	10/30/31	1,300	1,529
PSEG Power LLC	7.750%	4/15/11	675	730
PSEG Power LLC	6.950%	6/1/12	3,075	3,368
PSEG Power LLC	5.000%	4/1/14	2,425	2,545
PSEG Power LLC	5.500%	12/1/15	1,000	1,083
PSEG Power LLC	8.625%	4/15/31	125	169
Public Service Co. of Colorado	7.875%	10/1/12	3,150	3,677
Public Service Co. of Colorado	5.500%	4/1/14	175	192
Public Service Co. of Colorado	5.800%	8/1/18	425	474
Public Service Co. of Colorado	5.125%	6/1/19	950	1,019
Public Service Co. of Colorado	6.250%	9/1/37	475	548
Public Service Co. of Colorado	6.500%	8/1/38	725	865
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,675
Public Service Electric & Gas Co.	5.250%	7/1/35	100	104
Public Service Electric & Gas Co.	5.800%	5/1/37	1,275	1,417
Puget Sound Energy Inc.	5.483%	6/1/35	250	248
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	1,669
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,430
San Diego Gas & Electric Co.	5.300%	11/15/15	650	722
San Diego Gas & Electric Co.	5.350%	5/15/35	250	259
San Diego Gas & Electric Co.	6.125%	9/15/37	125	145
San Diego Gas & Electric Co.	6.000%	6/1/39	225	262
SCANA Corp.	6.875%	5/15/11	2,400	2,580
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,299
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,618
South Carolina Electric & Gas Co.	6.500%	11/1/18	525	609
South Carolina Electric & Gas Co.	6.625%	2/1/32	625	747

South Carolina Electric & Gas Co.	6.050%	1/15/38	375	425
Southern California Edison Co.	5.000%	1/15/14	1,425	1,533
Southern California Edison Co.	5.750%	3/15/14	2,000	2,228
Southern California Edison Co.	4.650%	4/1/15	425	458
Southern California Edison Co.	5.000%	1/15/16	350	375
Southern California Edison Co.	6.650%	4/1/29	150	171
Southern California Edison Co.	6.000%	1/15/34	1,000	1,140
Southern California Edison Co.	5.750%	4/1/35	325	358
Southern California Edison Co.	5.350%	7/15/35	1,275	1,340
Southern California Edison Co.	5.625%	2/1/36	1,875	2,032
Southern California Edison Co.	5.550%	1/15/37	2,900	3,115
Southern Co.	5.300%	1/15/12	1,200	1,290
Southern Power Co.	6.250%	7/15/12	1,050	1,153
Southern Power Co.	4.875%	7/15/15	2,125	2,221
Southwestern Electric Power Co.	5.550%	1/15/17	100	103
Southwestern Electric Power Co.	6.450%	1/15/19	950	1,043
Tampa Electric Co.	6.375%	8/15/12	1,050	1,150
Tampa Electric Co.	6.100%	5/15/18	475	511
Tampa Electric Co.	6.550%	5/15/36	1,075	1,192
Toledo Edison Co.	6.150%	5/15/37	275	292
TransAlta Corp.	6.650%	5/15/18	425	435
Union Electric Co.	5.400%	2/1/16	1,025	1,063
Union Electric Co.	8.450%	3/15/39	2,500	3,365
United Utilities PLC	5.375%	2/1/19	4,400	4,358
Virginia Electric and Power Co.	5.100%	11/30/12	375	407
Virginia Electric and Power Co.	5.400%	1/15/16	800	854
Virginia Electric and Power Co.	6.000%	1/15/36	1,575	1,731
Virginia Electric and Power Co.	6.000%	5/15/37	1,850	2,023
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	4,029
Virginia Electric and Power Co.	8.875%	11/15/38	500	725
Wisconsin Electric Power Co.	6.000%	4/1/14	825	919
Wisconsin Electric Power Co.	5.625%	5/15/33	325	335
Wisconsin Electric Power Co.	5.700%	12/1/36	200	218
Wisconsin Energy Corp.	6.500%	4/1/11	2,550	2,721
3 Wisconsin Energy Corp.	6.250%	5/15/67	4,675	3,878
Wisconsin Power & Light Co.	5.000%	7/15/19	475	488
Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,563
Xcel Energy Inc.	5.613%	4/1/17	275	295
Xcel Energy Inc.	6.500%	7/1/36	975	1,067

Natural Gas (0.6%)
AGL Capital Corp.	7.125%	1/14/11	700	741
AGL Capital Corp.	5.250%	8/15/19	1,600	1,650
Atmos Energy Corp.	4.950%	10/15/14	1,125	1,192
Atmos Energy Corp.	8.500%	3/15/19	450	558
Boardwalk Pipelines LP	5.500%	2/1/17	925	908
British Transco Finance Inc.	6.625%	6/1/18	425	474
Buckeye Partners LP	6.050%	1/15/18	100	105
CenterPoint Energy Resources Corp.	7.750%	2/15/11	200	213
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,275	1,428
CenterPoint Energy Resources Corp.	6.150%	5/1/16	675	693
DCP Midstream LLC	8.125%	8/16/30	175	190
El Paso Natural Gas Co.	5.950%	4/15/17	700	728
Enbridge Energy Partners LP	6.500%	4/15/18	625	673
Enbridge Energy Partners LP	9.875%	3/1/19	1,975	2,453
Enbridge Energy Partners LP	7.500%	4/15/38	1,475	1,698
Enbridge Inc.	5.600%	4/1/17	100	106
Energy Transfer Partners LP	5.650%	8/1/12	1,875	1,982

Energy Transfer Partners LP	8.500%	4/15/14	5,000	5,787
Energy Transfer Partners LP	5.950%	2/1/15	1,900	2,010
Energy Transfer Partners LP	6.125%	2/15/17	500	522
Energy Transfer Partners LP	9.000%	4/15/19	2,425	2,916
Energy Transfer Partners LP	6.625%	10/15/36	750	787
Energy Transfer Partners LP	7.500%	7/1/38	100	115
6 Enron Corp.	7.625%	9/10/04	400	1
6 Enron Corp.	6.625%	11/15/05	300	1
6 Enron Corp.	7.125%	5/15/07	1,800	7
6 Enron Corp.	6.875%	10/15/07	1,800	7
6 Enron Corp.	6.750%	8/1/09	1,300	5
Enterprise Products Operating LLC	4.950%	6/1/10	200	204
Enterprise Products Operating LLC	5.650%	4/1/13	950	1,004
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,799
Enterprise Products Operating LLC	5.600%	10/15/14	2,050	2,197
Enterprise Products Operating LLC	6.300%	9/15/17	2,850	3,079
Enterprise Products Operating LLC	6.500%	1/31/19	750	822
Enterprise Products Operating LLC	6.875%	3/1/33	2,100	2,344
EQT Corp.	6.500%	4/1/18	3,175	3,278
EQT Corp.	8.125%	6/1/19	2,275	2,624
6 HNG Internorth	9.625%	3/15/06	1,000	4
KeySpan Corp.	7.625%	11/15/10	375	395
KeySpan Corp.	8.000%	11/15/30	150	187
Kinder Morgan Energy Partners LP	6.750%	3/15/11	350	372
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,825	1,998
Kinder Morgan Energy Partners LP	5.850%	9/15/12	2,100	2,263
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,104
Kinder Morgan Energy Partners LP	5.125%	11/15/14	650	676
Kinder Morgan Energy Partners LP	5.950%	2/15/18	2,300	2,403
Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	377
Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	203
Kinder Morgan Energy Partners LP	6.500%	9/1/39	775	791
Magellan Midstream Partners LP	5.650%	10/15/16	250	262
Magellan Midstream Partners LP	6.550%	7/15/19	1,750	1,942
National Grid PLC	6.300%	8/1/16	2,450	2,683
Nustar Logistics	7.650%	4/15/18	1,700	1,843
ONEOK Inc.	5.200%	6/15/15	1,000	1,040
ONEOK Inc.	6.000%	6/15/35	750	736
ONEOK Partners LP	5.900%	4/1/12	2,125	2,247
ONEOK Partners LP	6.150%	10/1/16	1,550	1,644
ONEOK Partners LP	8.625%	3/1/19	2,500	2,985
ONEOK Partners LP	6.650%	10/1/36	4,450	4,743
ONEOK Partners LP	6.850%	10/15/37	2,675	2,887
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,900	3,068
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	325	361
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,000	2,085
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	151
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	325	344
Sempra Energy	6.000%	2/1/13	200	212
Sempra Energy	9.800%	2/15/19	1,500	1,916
Southern California Gas Co.	5.750%	11/15/35	400	437
4 Southern Natural Gas Co.	5.900%	4/1/17	2,925	3,013
Southern Union Co.	7.600%	2/1/24	200	215
Spectra Energy Capital LLC	6.250%	2/15/13	325	352
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,315

Spectra Energy Capital LLC	5.668%	8/15/14	100	106
Spectra Energy Capital LLC	6.200%	4/15/18	325	350
Spectra Energy Capital LLC	6.750%	2/15/32	725	755
Tennessee Gas Pipeline Co.	7.625%	4/1/37	1,940	2,192
TEPPCO Partners LP	5.900%	4/15/13	625	670
TEPPCO Partners LP	6.650%	4/15/18	975	1,057
TEPPCO Partners LP	7.550%	4/15/38	425	498
Texas Eastern Transmission LP	7.000%	7/15/32	100	115
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,286
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,800	1,840
TransCanada PipeLines Ltd.	6.500%	8/15/18	4,840	5,462
TransCanada PipeLines Ltd.	7.125%	1/15/19	3,000	3,537
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,382
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	2,787
TransCanada PipeLines Ltd.	6.200%	10/15/37	900	983
TransCanada PipeLines Ltd.	7.625%	1/15/39	375	479
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	3,350	2,925
Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	950	1,037
Williams Cos. Inc.	7.125%	9/1/11	2,075	2,210
Williams Cos. Inc.	8.125%	3/15/12	525	572
Williams Cos. Inc.	7.625%	7/15/19	3,325	3,585
Williams Cos. Inc.	7.500%	1/15/31	2,900	2,982
Williams Cos. Inc.	7.750%	6/15/31	850	887

Williams Cos. Inc.	8.750%	3/15/32	675	778
				526,009
Total Corporate Bonds (Cost $4,215,518)				4,676,711
Sovereign Bonds (U.S. Dollar-Denominated) (3.3%)
African Development Bank	1.750%	10/1/12	1,150	1,147
African Development Bank	3.000%	5/27/14	1,775	1,788
Asian Development Bank/Pasig	2.125%	3/15/12	1,575	1,593
Asian Development Bank/Pasig	4.500%	9/4/12	325	344
Asian Development Bank/Pasig	3.625%	9/5/13	7,400	7,701
Asian Development Bank/Pasig	2.750%	5/21/14	8,875	8,841
Asian Development Bank/Pasig	5.500%	6/27/16	1,850	2,039
Asian Development Bank/Pasig	5.250%	6/12/17	100	108
Asian Development Bank/Pasig	5.593%	7/16/18	1,700	1,891
Brazilian Government International Bond	11.000%	1/11/12	1,400	1,675
Brazilian Government International Bond	10.250%	6/17/13	800	996
Brazilian Government International Bond	10.500%	7/14/14	1,275	1,629
Brazilian Government International Bond	7.875%	3/7/15	2,375	2,792
Brazilian Government International Bond	6.000%	1/17/17	6,850	7,364
3 Brazilian Government International Bond	8.000%	1/15/18	9,421	10,881
Brazilian Government International Bond	5.875%	1/15/19	9,750	10,432
Brazilian Government International Bond	8.875%	10/14/19	3,600	4,653
Brazilian Government International Bond	8.875%	4/15/24	1,525	1,994
Brazilian Government International Bond	8.750%	2/4/25	4,200	5,491
Brazilian Government International Bond	10.125%	5/15/27	4,200	6,174
Brazilian Government International Bond	8.250%	1/20/34	2,775	3,639
Brazilian Government International Bond	7.125%	1/20/37	11,425	13,510
Brazilian Government International Bond	11.000%	8/17/40	9,100	12,212
Brazilian Government International Bond	5.625%	1/7/41	3,525	3,437
Canada Mortgage & Housing Corp.	4.800%	10/1/10	325	335
Chile Government International Bond	7.125%	1/11/12	1,225	1,376
Chile Government International Bond	5.500%	1/15/13	1,000	1,116
China Development Bank Corp.	4.750%	10/8/14	1,300	1,365
China Development Bank Corp.	5.000%	10/15/15	525	549

China Government International Bond	4.750%	10/29/13	1,800	1,956
Corp Andina de Fomento	5.200%	5/21/13	1,375	1,431
Corp Andina de Fomento	5.750%	1/12/17	3,350	3,409
Corp Andina de Fomento	8.125%	6/4/19	3,375	3,930
Development Bank of Japan	4.250%	6/9/15	625	652
Eksportfinans ASA	5.500%	5/25/16	2,700	2,908
Eksportfinans ASA	5.500%	6/26/17	4,175	4,479
European Bank for Reconstruction &
Development	1.250%	6/10/11	300	301
European Investment Bank	4.625%	9/15/10	3,525	3,651
European Investment Bank	3.250%	2/15/11	12,125	12,440
European Investment Bank	2.625%	5/16/11	1,275	1,302
European Investment Bank	5.250%	6/15/11	5,625	5,994
European Investment Bank	3.125%	7/15/11	2,125	2,205
European Investment Bank	3.250%	10/14/11	1,150	1,194
European Investment Bank	2.625%	11/15/11	950	976
European Investment Bank	2.000%	2/10/12	24,100	24,418
European Investment Bank	4.625%	3/21/12	7,600	8,145
European Investment Bank	1.750%	9/14/12	8,000	7,994
European Investment Bank	2.875%	3/15/13	2,825	2,873
European Investment Bank	3.250%	5/15/13	6,900	7,112
European Investment Bank	4.250%	7/15/13	11,900	12,709
European Investment Bank	2.375%	3/14/14	7,400	7,283
European Investment Bank	4.625%	5/15/14	11,075	11,875
European Investment Bank	3.125%	6/4/14	8,400	8,523
European Investment Bank	4.875%	2/16/16	375	413
European Investment Bank	5.125%	9/13/16	700	789
European Investment Bank	4.875%	1/17/17	6,325	6,877
European Investment Bank	5.125%	5/30/17	7,400	8,119
European Investment Bank	4.875%	2/15/36	100	103
Export Development Canada	3.750%	7/15/11	200	209
Export Development Canada	2.625%	11/15/11	1,475	1,518
Export Development Canada	2.375%	3/19/12	3,825	3,905
Export Development Canada	3.125%	4/24/14	175	180
Export-Import Bank of Korea	5.125%	2/14/11	3,450	3,507
Export-Import Bank of Korea	5.500%	10/17/12	3,025	3,087
Export-Import Bank of Korea	8.125%	1/21/14	1,650	1,851
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,846
Export-Import Bank of Korea	5.125%	3/16/15	425	426
Financement-Quebec	5.000%	10/25/12	1,275	1,373
Hungary Government International Bond	4.750%	2/3/15	1,800	1,799
Hydro Quebec	6.300%	5/11/11	2,825	3,040
Hydro Quebec	8.000%	2/1/13	2,750	3,168
Hydro Quebec	7.500%	4/1/16	1,150	1,415
Hydro Quebec	8.400%	1/15/22	2,450	3,259
Hydro Quebec	8.050%	7/7/24	1,350	1,711
Hydro Quebec	8.500%	12/1/29	100	138
Inter-American Development Bank	8.500%	3/15/11	875	946
Inter-American Development Bank	1.500%	6/23/11	2,450	2,469
Inter-American Development Bank	4.750%	10/19/12	3,975	4,315
Inter-American Development Bank	3.500%	3/15/13	2,625	2,749
Inter-American Development Bank	3.000%	4/22/14	4,475	4,559
Inter-American Development Bank	4.250%	9/14/15	450	461
Inter-American Development Bank	5.125%	9/13/16	100	107
Inter-American Development Bank	4.250%	9/10/18	7,875	7,871
Inter-American Development Bank	3.875%	9/17/19	5,650	5,672
Inter-American Development Bank	7.000%	6/15/25	1,125	1,416

International Bank for Reconstruction &
Development	3.125%	11/15/11	375	388
International Bank for Reconstruction &
Development	2.000%	4/2/12	11,675	11,719
International Bank for Reconstruction &
Development	3.500%	10/8/13	510	527
International Bank for Reconstruction &
Development	5.000%	4/1/16	4,100	4,411
International Bank for Reconstruction &
Development	7.625%	1/19/23	950	1,239
International Bank for Reconstruction &
Development	8.875%	3/1/26	450	660
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,925	1,954
International Finance Corp.	3.000%	4/22/14	3,025	3,053
Israel Government International Bond	4.625%	6/15/13	750	795
Israel Government International Bond	5.125%	3/1/14	200	215
Israel Government International Bond	5.500%	11/9/16	2,800	3,039
Israel Government International Bond	5.125%	3/26/19	5,350	5,453
Italian Republic	6.000%	2/22/11	5,175	5,521
Italian Republic	3.500%	7/15/11	2,475	2,563
Italian Republic	5.625%	6/15/12	1,300	1,420
Italian Republic	2.125%	10/5/12	3,450	3,450
Italian Republic	4.375%	6/15/13	4,350	4,559
Italian Republic	4.500%	1/21/15	4,000	4,230
Italian Republic	4.750%	1/25/16	8,075	8,525
Italian Republic	5.250%	9/20/16	4,025	4,379
Italian Republic	6.875%	9/27/23	4,600	5,503
Italian Republic	5.375%	6/15/33	5,650	5,944
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	650	683
Japan Bank for International
Cooperation/Japan	4.375%	11/26/12	1,950	2,069
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	4,800	4,968
Japan Finance Organization for Municipalities	5.875%	3/14/11	1,025	1,089
Japan Finance Organization for Municipalities	4.625%	4/21/15	2,150	2,227
Japan Finance Organization for Municipalities	5.000%	5/16/17	1,100	1,150
Korea Development Bank/Republic of Korea	5.300%	1/17/13	1,200	1,216
Korea Development Bank/Republic of Korea	5.750%	9/10/13	3,300	3,392
Korea Development Bank/Republic of Korea	8.000%	1/23/14	3,150	3,579
Korea Electric Power Corp.	7.750%	4/1/13	2,200	2,428
Kreditanstalt fuer Wiederaufbau	3.125%	11/15/10	1,425	1,464
Kreditanstalt fuer Wiederaufbau	4.625%	1/20/11	275	288
Kreditanstalt fuer Wiederaufbau	3.250%	2/15/11	12,600	12,995
Kreditanstalt fuer Wiederaufbau	1.875%	3/15/11	900	913
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	7,550	7,885
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	4,775	4,963
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	3,500	3,543
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	9,925	10,054
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	4,425	4,748
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	19,600	20,036
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	4,000	4,121
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	7,500	7,893
Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	300	310
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	617
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	7,300	8,139
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	425	449

Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	6,425	6,853
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	13,300	14,499
Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	5,450	1,484
Landeskreditbank Baden-Wuerttemberg
Foerderbank	4.875%	1/13/12	2,625	2,763
Landwirtschaftliche Rentenbank	5.250%	7/2/12	2,675	2,909
Landwirtschaftliche Rentenbank	1.875%	9/24/12	3,525	3,524
Landwirtschaftliche Rentenbank	3.250%	3/15/13	7,000	7,167
Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,000	1,063
Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,000	2,134
Malaysia Government International Bond	7.500%	7/15/11	3,575	3,934
Mexico Government International Bond	8.375%	1/14/11	3,700	4,014
Mexico Government International Bond	7.500%	1/14/12	3,325	3,682
Mexico Government International Bond	6.375%	1/16/13	4,250	4,643
Mexico Government International Bond	5.875%	1/15/14	1,875	2,010
Mexico Government International Bond	6.625%	3/3/15	2,550	2,813
Mexico Government International Bond	11.375%	9/15/16	1,325	1,835
Mexico Government International Bond	5.625%	1/15/17	11,125	11,508
Mexico Government International Bond	8.125%	12/30/19	200	244
Mexico Government International Bond	8.300%	8/15/31	3,125	3,930
Mexico Government International Bond	6.750%	9/27/34	10,800	11,717
MTR Corp.	7.500%	11/8/10	475	503
Nordic Investment Bank	3.875%	6/15/10	200	202
Nordic Investment Bank	4.875%	3/15/11	100	104
Nordic Investment Bank	5.000%	2/1/17	1,150	1,245
Oesterreichische Kontrollbank AG	2.875%	3/15/11	6,425	6,526
Oesterreichische Kontrollbank AG	3.125%	10/14/11	4,725	4,852
Oesterreichische Kontrollbank AG	4.750%	11/8/11	725	772
Oesterreichische Kontrollbank AG	1.875%	3/21/12	2,275	2,220
Oesterreichische Kontrollbank AG	4.750%	10/16/12	2,025	2,168
Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,305
Ontario Electricity Financial Corp.	7.450%	3/31/13	1,450	1,673
Pemex Project Funding Master Trust	9.125%	10/13/10	175	186
Pemex Project Funding Master Trust	5.750%	3/1/18	8,925	8,850
Pemex Project Funding Master Trust	6.625%	6/15/35	4,600	4,379
Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	1,919
Peruvian Government International Bond	9.125%	2/21/12	200	232
Peruvian Government International Bond	9.875%	2/6/15	2,150	2,704
Peruvian Government International Bond	8.375%	5/3/16	1,525	1,834
Peruvian Government International Bond	7.350%	7/21/25	1,525	1,754
3 Peruvian Government International Bond	6.550%	3/14/37	3,200	3,408
Petrobras International Finance Co.	6.125%	10/6/16	4,850	5,188
Petrobras International Finance Co.	5.875%	3/1/18	1,575	1,622
Petrobras International Finance Co.	8.375%	12/10/18	1,200	1,419
Petrobras International Finance Co.	7.875%	3/15/19	4,850	5,577
4 Petroleos Mexicanos	4.875%	3/15/15	2,450	2,435
Petroleos Mexicanos	8.000%	5/3/19	1,675	1,913
Poland Government International Bond	6.250%	7/3/12	2,425	2,646
Poland Government International Bond	5.250%	1/15/14	800	852
Poland Government International Bond	5.000%	10/19/15	750	787
Poland Government International Bond	6.375%	7/15/19	7,525	8,418
Province of Manitoba Canada	4.900%	12/6/16	5,475	5,847
Province of Nova Scotia Canada	5.750%	2/27/12	550	580
Province of Ontario Canada	2.750%	2/22/11	3,500	3,577
Province of Ontario Canada	3.375%	5/20/11	5,575	5,773
Province of Ontario Canada	5.000%	10/18/11	4,625	4,960
Province of Ontario Canada	4.100%	6/16/14	8,550	9,051
Province of Ontario Canada	4.750%	1/19/16	1,025	1,097

Province of Ontario Canada	5.450%	4/27/16	5,675	6,319
Province of Ontario Canada	4.000%	10/7/19	7,750	7,727
Province of Quebec Canada	6.125%	1/22/11	2,275	2,418
Province of Quebec Canada	4.875%	5/5/14	275	295
Province of Quebec Canada	4.600%	5/26/15	2,250	2,393
Province of Quebec Canada	5.125%	11/14/16	7,275	7,965
Province of Quebec Canada	4.625%	5/14/18	1,875	1,938
Province of Quebec Canada	7.125%	2/9/24	325	397
Province of Quebec Canada	7.500%	9/15/29	2,575	3,402
Province of Saskatchewan Canada	7.375%	7/15/13	425	492
Region of Lombardy Italy	5.804%	10/25/32	1,050	1,064
Republic of Korea	4.250%	6/1/13	5,700	5,837
Republic of Korea	5.750%	4/16/14	1,300	1,405
Republic of Korea	4.875%	9/22/14	2,400	2,511
Republic of Korea	7.125%	4/16/19	3,175	3,706
Republic of Korea	5.625%	11/3/25	575	580
Republic of Peru	7.125%	3/30/19	6,200	7,083
South Africa Government International Bond	7.375%	4/25/12	2,650	2,908
South Africa Government International Bond	6.875%	5/27/19	7,375	8,251
South Africa Government International Bond	5.875%	5/30/22	1,075	1,103
Svensk Exportkredit AB	4.000%	6/15/10	875	896
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,087
Svensk Exportkredit AB	5.125%	3/1/17	550	589
United Mexican States	5.875%	2/17/14	6,150	6,550
United Mexican States	5.950%	3/19/19	5,975	6,259
United Mexican States	6.050%	1/11/40	1,375	1,358
Total Sovereign Bonds (Cost $789,068)				817,733
Taxable Municipal Bonds (0.3%)
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	2,250	2,330
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	750	779
California GO	5.250%	4/1/14	1,175	1,231
California GO	7.500%	4/1/34	9,225	10,287
California GO	5.650%	4/1/39	1,225	1,302
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	550	573
Chicago IL Board of Educ. GO	6.138%	12/1/39	400	445
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	2,625	2,931
Chicago Metropolitan Water Reclamation
District of Greater Chicago IL	5.720%	12/1/38	1,000	1,098
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	550	564
Connecticut GO	5.850%	3/15/32	2,675	2,843
Dallas County Hosp. Dist. GO	5.621%	8/15/44	750	799
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,500	1,686
Dartmouth College	4.750%	6/1/19	275	289
Howard Hughes Medical Institute	3.450%	9/1/14	1,450	1,492
Illinois (Taxable Pension) GO	4.950%	6/1/23	5,125	5,074
Illinois (Taxable Pension) GO	5.100%	6/1/33	13,500	12,648
Johns Hopkins University	5.250%	7/1/19	2,275	2,440
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	1,525	1,554
Metro. Washington DC Airports Auth. Rev.	7.462%	10/1/46	525	582
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	600	622
New Jersey Economic Development Authority	7.425%	2/15/29	3,175	3,614
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	900	915

New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	3,850	4,763
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	625	777
North Texas Tollway Auth. Rev.	6.718%	1/1/49	1,250	1,438
Oregon (Taxable Pension) GO	5.762%	6/1/23	650	690
Oregon (Taxable Pension) GO	5.892%	6/1/27	975	1,045
Oregon School Board Assn.	4.759%	6/30/28	700	610
Oregon School Board Assn.	5.528%	6/30/28	375	382
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	850	939
Princeton University	5.700%	3/1/39	1,500	1,649
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	1,500	1,680
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	1,420	1,116
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	650	673
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	525	579
Utah GO	4.554%	7/1/24	1,000	1,034
Wisconsin Public Service Rev.	4.800%	5/1/13	775	843
Wisconsin Public Service Rev.	5.700%	5/1/26	900	920
Total Taxable Municipal Bonds (Cost $69,040)				75,236
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (6.7%)
Money Market Fund (6.7%)
7 Vanguard Market Liquidity Fund (Cost
$1,692,865)	0.267%		1,692,865,262	1,692,865

Total Investments (105.9%) (Cost $25,786,052)				26,597,151
Other Assets and Liabilities-Net (-5.9%)				(1,487,093)
Net Assets (100%)				25,110,058

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $129,519,000, representing 0.5% of net assets.

5 Adjustable-rate security.

6 Non-income-producing security--security in default.

7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

Total Bond Market II Index Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them: The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000
U.S. Government and Agency Obligations	—	18,388,152	—
Asset-Backed/Commerical Mortgage-Backed Securities	—	946,454	—
Corporate Bonds	—	4,676,686	25
Sovereign Bonds	—	817,733	—
Taxable Municipal Bonds	—	75,236	—
Tax-Exempt Municipal Bonds	—	—	—
Convertible Bonds	—	—	—
Temporary Cash Investments	1,692,865	—	—
Total	1,692,865	24,904,261	25

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

Investments in
Corporate Bonds
($000)
Amount Valued Based on Level 3 Inputs
Balance as of December 31, 2008	-
Transfers in and/or out of Level 3	25
Balance as of September 30, 2009	25

Total Bond Market II Index Fund

At September 30, 2009, the cost of investment securities for tax purposes was $25,786,052,000. Net unrealized appreciation of investment securities for tax purposes was $811,099,000, consisting of unrealized gains of $830,948,000 on securities that had risen in value since their purchase and $19,849,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund

Schedule of Investments
As of September 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.7%)
U.S. Government Securities (98.7%)
1 United States Treasury Inflation Indexed
Bonds	3.500%	1/15/11	284,500	366,541
United States Treasury Inflation Indexed
Bonds	2.375%	4/15/11	685,050	765,668
United States Treasury Inflation Indexed
Bonds	3.375%	1/15/12	325,640	419,805
United States Treasury Inflation Indexed
Bonds	3.000%	7/15/12	1,175,775	1,496,939
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/13	1,301,875	1,577,047
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/14	1,564,100	1,887,587
United States Treasury Inflation Indexed
Bonds	1.250%	4/15/14	625,000	645,623
United States Treasury Inflation Indexed
Bonds	2.000%	7/15/14	747,845	887,635
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/15	1,320,015	1,516,192
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/15	1,147,225	1,312,230
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	913,050	1,027,828
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	656,525	750,184
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	834,025	947,132
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	1,199,650	1,352,848
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	685,600	711,260
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	677,200	669,110
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	696,100	732,359
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	200,000	207,578
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	1,665,270	1,991,997
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/26	1,383,925	1,497,592
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/27	1,280,625	1,437,846
United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	660,125	651,012
United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	523,125	861,184
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	654,700	705,009

United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	302,150	509,479
Total U.S. Government and Agency Obligations (Cost $24,178,459)				24,927,685

			Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
2 Vanguard Market Liquidity Fund
(Cost $216,045)	0.267%		216,045,066	216,045
Total Investments (99.6%) (Cost $24,394,504)				25,143,730
Other Assets and Liabilities-Net (0.4%)				103,887
Net Assets (100%)				25,247,617

1 Securities with a value of $25,157,000 have been segregated as initial margin for open futures contracts.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2009, the cost of investment securities for tax purposes was $24,394,504,000. Net unrealized appreciation of investment securities for tax purposes was $749,226,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
10-Year United States Treasury Note/Bond	December 2009	(10,364)	1,226,353	(14,798)
30-Year United States Treasury Note/Bond	December 2009	(896)	108,752	(1,970)
5-Year United States Treasury Note/Bond	December 2009	(566)	65,709	(728)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Inflation-Protected Securities Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	24,927,685	—
Temporary Cash Investments	216,045	—	—
Futures Contracts—Assets[1]	224	—	—
Futures Contracts—Liabilities[1]	(408)	—	—
Total	215,861	24,927,685	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

VANGUARD BOND INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

VANGUARD BOND INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009

VANGUARD BOND INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.